                                      MAS
                                   ---------
                                   MAS FUNDS
                                 ANNUAL REPORT
                                      1996

                              FINANCIAL STATEMENTS

We are pleased to present the Annual Report for the Portfolios of MAS Funds listed below. Please call your Miller Anderson & Sherrerd service contact at 800-354-8185 with any questions regarding these Financial Statements.

TABLE OF CONTENTS

Statement of Net Assets

   Value Portfolio..........................     1
   Equity Portfolio.........................     4
   Small Cap Value Portfolio................     8
   International Equity Portfolio...........    11
   Mid Cap Growth Portfolio.................    15
   Mid Cap Value Portfolio..................    17
   Emerging Markets Portfolio...............    19
   Fixed Income Portfolio...................    22
   Domestic Fixed Income Portfolio..........    28
   High Yield Portfolio.....................    32
   Cash Reserves Portfolio..................    36
   Fixed Income Portfolio II................    38
   Mortgage-Backed Securities Portfolio.....    43
   Limited Duration Portfolio...............    47
   Special Purpose Fixed Income Portfolio...    51
   Municipal Portfolio......................    56
   PA Municipal Portfolio...................    60
   Global Fixed Income Portfolio............    63
   International Fixed Income Portfolio.....    65
   Intermediate Duration Portfolio..........    67
   Balanced Portfolio.......................    71
   Multi-Asset-Class Portfolio..............    79
Statement of Operations.....................    89
Statement of Changes in Net Assets..........    94
Financial Highlights........................   102
Notes to Financial Statements...............   118
Report of Independent Accountants...........   131

THIS ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. IT SHOULD BE NOTED THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (89.1%)

-----------------------------------------------------
                                              VALUE
      SEPTEMBER 30, 1996         SHARES       (000)(+)
-----------------------------------------------------
BANKS (8.2%)
Bank of New York Co.              475,200  $   13,959
Capital One Financial Corp.       464,808      13,944
Chase Manhattan Corp.             247,000      19,791
Citicorp                          224,350      20,332
Crestar Financial Corp.           115,777       6,831
First Chicago NBD Corp.           286,594      12,968
First Union Corp.                 212,352      14,174
Mellon Bank Corp.                 208,400      12,348
Republic New York Corp.           188,800      13,051
Signet Banking Corp.              496,316      13,276
Standard Federal Bancorp.         292,600      13,387
-----------------------------------------------------
GROUP TOTAL                                   154,061
-----------------------------------------------------
BASIC RESOURCES (5.4%)
Bowater, Inc.                     303,400      11,529
Cabot Oil & Gas Corp., Class A    247,200       6,891
Cyprus Amax Minerals Co.          393,100       8,452
E.I. DuPont de Nemours & Co.      285,300      25,178
Potash Corp. of Saskatchewan      197,100      14,413
Reynolds Metals Co.               254,100      12,991
Rohm & Haas Co.                   333,300      21,830
-----------------------------------------------------
GROUP TOTAL                                   101,284
-----------------------------------------------------
CONSUMER DURABLES (4.9%)
Ford Motor Co.                    495,900      15,497
General Motors Corp.              490,312      23,535
Goodyear Tire & Rubber Co.        579,320      26,721
Premark International, Inc.       387,800       7,320
Tupperware Corp.                  387,800      19,002
-----------------------------------------------------
GROUP TOTAL                                    92,075
-----------------------------------------------------
CONSUMER SERVICES (0.4%)
Standard Register Co.             263,500       7,279
-----------------------------------------------------
CREDIT & FINANCIAL/INVESTMENT COMPANIES (4.0%)
Dean Witter Discover & Co.        309,700      17,034
Federal Home Loan Mortgage
  Corp.                           108,350      10,605
Federal National Mortgage
  Association                     454,700      15,858
Great Western Financial           751,797      19,922
Salomon, Inc.                     240,100      10,954
-----------------------------------------------------
GROUP TOTAL                                    74,373
-----------------------------------------------------
ENERGY (7.3%)
Amoco Corp.                       353,700      24,936
Atlantic Richfield Co.            150,500      19,189
British Petroleum plc ADR         187,700      23,463
El Paso Natural Gas Co.           294,600      12,962
MAPCO, Inc.                       292,100      17,416
PanEnergy Corp.                   308,700      10,689
Ultramar Corp.                    483,100      14,614
YPF SA ADR                        569,100      13,018
-----------------------------------------------------
GROUP TOTAL                                   136,287
-----------------------------------------------------
FOOD, TOBACCO & OTHER (5.1%)
Archer Daniels Midland Co.        846,074      16,287
IBP, Inc.                         704,900      16,389
Philip Morris Co., Inc.           406,950      36,524
RJR Nabisco Holdings Corp.        452,060      11,754
Universal Foods Corp.             458,900      14,914
-----------------------------------------------------
GROUP TOTAL                                    95,868
-----------------------------------------------------
HEALTH CARE (6.8%)
Beckman Instruments, Inc.         555,400      21,591
Bergen Brunswig Corp., Class A    588,400      18,682
Bristol-Myers Squibb Co.          116,220      11,201
* Foundation Health Corp.         664,300      22,503
Mallinckrodt Group, Inc.          492,400      20,496
* Maxicare Health Plans, Inc.     440,200       8,364
Rhone-Poulenc SA ADR              470,165      13,165
* Tenet Healthcare Corp.          524,700      11,674
-----------------------------------------------------
GROUP TOTAL                                   127,676
-----------------------------------------------------
HEAVY INDUSTRY / TRANSPORTATION (19.5%)
* AMR Corp.                       272,800      21,722
Burlington Northern Santa Fe,
  Inc.                            207,246      17,486
Caterpillar, Inc.                 151,600      11,427
CSX Corp.                         271,230      13,697
Cummins Engine Co., Inc.          556,000      21,893
Deere & Co.                       451,200      18,950
Eaton Corp.                       320,900      19,374
* FMC Corp.                       342,320      23,235
Harnischfeger Industries, Inc.    862,000      32,541
Kennametal, Inc.                  561,540      19,303
Parker Hannifin Corp.             457,900      19,232
PHH Corp.                         706,800      21,027
Raytheon Corp.                    307,400      17,099
Ryder Systems, Inc.               204,900       6,070
Tecumseh Products Co., Class A    410,000      22,243
Textron, Inc.                     264,010      22,441
Trinova Corp.                     927,400      29,213
TRW, Inc.                         196,700      18,293
* UAL Corp.                       188,400       8,854
-----------------------------------------------------
GROUP TOTAL                                   364,100
-----------------------------------------------------
INSURANCE (9.0%)
Allstate Corp.                    407,917      20,090
American General Corp.            414,500      15,647
American Re Corp.                 190,800      12,116
Chubb Corp.                       226,600      10,424
Everest Reinsurance Holdings,
  Inc.                            512,100      12,674
ITT Hartford Group, Inc.          251,500      14,839
Old Republic International
  Corp.                           665,450      16,470

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        VALUE
                      PORTFOLIO
                                                VALUE
(CONT'D)                           SHARES      (000)(+)
-----------------------------------------------------
Providian Corp.                   529,400  $   22,764
ReliaStar Financial Corp.         366,700      17,418
St. Paul Cos., Inc.               164,040       9,104
Transatlantic Holdings, Inc.      240,600      16,361
-----------------------------------------------------
GROUP TOTAL                                   167,907
-----------------------------------------------------
RETAIL (3.1%)
Dillard Department Stores,
  Inc., Class A                   647,500      20,882
Spring Industries, Inc., Class
  A                               230,600      10,262
Tandy Corp.                       227,200       9,173
V.F. Corp.                        276,940      16,651
-----------------------------------------------------
GROUP TOTAL                                    56,968
-----------------------------------------------------
TECHNOLOGY (9.2%)
* Compaq Computer Corp.           537,150      34,445
International Business
  Machines Corp.                  318,600      39,666
* Lam Research Corp.              639,200      17,019
* Seagate Technology              740,800      41,392
* Stratus Computer, Inc.          933,100      18,429
Tektronix, Inc.                   492,000      20,110
-----------------------------------------------------
GROUP TOTAL                                   171,061
-----------------------------------------------------
UTILITIES (6.2%)
Central Maine Power Co.           569,700       6,979
CINergy Corp.                     265,100       8,185
DTE Energy Co.                    407,600      11,413
Entergy Corp.                     481,666      13,005
GPU, Inc.                         442,560      13,609
MCI Communications Corp.          750,700      19,237
PECO Energy Co.                   544,400      12,929
Sprint Corp.                      492,600      19,149
Unicom Corp.                      476,800      11,979
-----------------------------------------------------
GROUP TOTAL                                   116,485
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,365,620)       1,665,424
-----------------------------------------------------
CASH EQUIVALENTS (17.7%)
-----------------------------------------------------
                                     FACE
                                   AMOUNT
                                    (000)
                                 --------
Short-term Investments
  Held as Collateral for
  Loaned Securities (3.6%)      $  67,468      67,468
-----------------------------------------------------
COMMERCIAL PAPER (7.7%)
Dun & Bradstreet
   5.30%, 10/8/96                  25,000      24,974
Ford Motor Credit Corp.
   5.28%, 10/21/96                 30,000      29,912
Metlife
   5.26%, 10/9/96                  30,000      29,965
Motorola
   5.28%, 10/24/96                 30,000      29,899
PHH Corp.
   5.27%, 10/10/96                 28,585      28,547
-----------------------------------------------------
GROUP TOTAL                                   143,297
-----------------------------------------------------
REPURCHASE AGREEMENT (6.4%)
Chase Securities, Inc.,
   5.60%, dated 9/30/96, due
   10/1/96, to be repurchased
   at $120,320, collateralized
   by various U.S. Government
   obligations, due 10/3/96-
   7/17/98, valued at $121,505    120,301     120,301
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $331,066)        331,066
-----------------------------------------------------
TOTAL INVESTMENTS (106.8%) (Cost $1,696,686)1,996,490
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-6.8%)
Dividends Receivable                            2,611
Interest Receivable                                19
Receivable for Investments
  Sold                                              9
Receivable for Fund Shares
  Sold                                          4,416
Other Assets                                       18
Payable for Investments
  Purchased                                   (57,058)
Payable for Fund Shares
  Redeemed                                       (829)
Payable for Investment Advisory Fees           (2,122)
Payable for Administrative
  Fees                                           (118)
Payable for Shareholder
  Servicing Fee-Investment
  Class                                            (1)
Payable for Distribution
  Fee-Adviser Class                                (1)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (12)
Payable to Custodian                           (6,316)
Collateral on Securities
  Loaned, at Value                            (67,468)
Other Liabilities                                (161)
                                             --------
                                             (127,013)
-----------------------------------------------------
NET ASSETS (100%)                          $1,869,477
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 118,198,199 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $1,844,740
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    15.61
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                                                VALUE
                                               (000)(+)
-----------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 592,548 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)             $    9,244
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    15.60
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 992,729 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)             $   15,493
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    15.61
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                            $1,434,927
Undistributed Net Investment Income
  (Loss)                                        9,064
Undistributed Realized Net Gain (Loss)        125,682
Unrealized Appreciation (Depreciation)
  on Investment Securities                    299,804
-----------------------------------------------------
NET ASSETS                                 $1,869,477
-----------------------------------------------------
(+)  See Note A1 to Financial Statements.
*    Non-income producing security.
ADR  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (94.5%)

------------------------------------------------------
                                               VALUE
       SEPTEMBER 30, 1996          SHARES      (000)(+)
------------------------------------------------------
BANKS (4.3%)
Chase Manhattan Corp.              198,100  $   15,873
Citicorp                            89,800       8,138
First Chicago NBD Corp.            257,923      11,671
First Union Corp.                  227,103      15,159
NationsBank Corp.                  135,353      11,759
------------------------------------------------------
GROUP TOTAL                                     62,600
------------------------------------------------------
BASIC RESOURCES (3.0%)
Bowater, Inc.                      158,300       6,016
Champion International Corp.       164,300       7,537
E.I. DuPont de Nemours & Co.       337,500      29,784
------------------------------------------------------
GROUP TOTAL                                     43,337
------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (3.8%)
Avon Products, Inc.                249,900      12,401
Kimberly-Clark Corp.               178,154      15,700
PepsiCo, Inc.                      529,600      14,961
Procter & Gamble Co.               121,500      11,846
------------------------------------------------------
GROUP TOTAL                                     54,908
------------------------------------------------------
CONSUMER DURABLES (3.1%)
Chrysler Corp.                     545,900      15,626
Eastman Kodak Co.                   75,844       5,954
General Motors Corp.               264,751      12,708
Goodyear Tire & Rubber Co.         215,600       9,944
------------------------------------------------------
GROUP TOTAL                                     44,232
------------------------------------------------------
CONSUMER SERVICES (2.9%)
Carnival Corp., Class A            305,200       9,461
Gannett Co.                         91,400       6,432
Harcourt General, Inc.             140,300       7,752
* ITT Corp.                         87,750       3,828
* Tele-Communications Liberty
  Media Group, Class A             235,595       6,744
Service Corp. International        250,200       7,568
------------------------------------------------------
GROUP TOTAL                                     41,785
------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (0.4%)
Transamerica Corp.                  92,334       6,452
------------------------------------------------------
ENERGY (9.5%)
Atlantic Richfield Co.              80,000      10,200
British Petroleum plc ADR          227,217      28,402
Chevron Corp.                      183,700      11,504
Coastal Corp.                      266,400      10,989
Columbia Gas System, Inc.          132,200       7,403
Mobil Corp.                        191,075      22,117
Phillips Petroleum Company         382,100      16,335
Royal Dutch Petroleum Co. ADR      142,390      22,231
Texaco, Inc.                        94,100       8,657
------------------------------------------------------
GROUP TOTAL                                    137,838
------------------------------------------------------
FOOD, TOBACCO & OTHER (5.9%)
ConAgra, Inc.                      238,600      11,751
Philip Morris Cos., Inc.           482,290      43,285
RJR Nabisco Holdings Corp.         391,880      10,189
Unilever N.V. ADR                   57,300       9,032
UST, Inc.                          362,838      10,749
------------------------------------------------------
GROUP TOTAL                                     85,006
------------------------------------------------------
HEALTH CARE (11.5%)
Abbott Laboratories                334,000      16,449
Aetna, Inc.                        223,700      15,743
Allergan, Inc.                     269,100      10,259
American Home Products Corp.       215,600      13,745
Baxter International, Inc.         199,600       9,331
Becton, Dickinson & Co.            307,800      13,620
Bristol-Myers Squibb Co.           243,586      23,476
Columbia/HCA Healthcare Corp.      191,470      10,890
Johnson & Johnson                  195,700      10,030
Mallinckrodt Group, Inc.           188,700       7,855
Merck & Co., Inc.                  224,600      15,806
Schering-Plough Corp.              221,300      13,610
Warner Lambert Co.                  74,380       4,909
------------------------------------------------------
GROUP TOTAL                                    165,723
------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (9.4%)
Allied Signal, Inc.                 75,800       4,993
* AMR Corp.                        214,500      17,080
Burlington Northern Santa Fe,
  Inc.                             112,689       9,508
CASE Corp.                          91,300       4,451
Cummins Engine Co., Inc.           222,600       8,765
Eaton Corp.                        127,600       7,704
* FMC Corp.                        136,800       9,285
General Electric Co.               231,705      21,085
McDonnell Douglas Corp.            113,900       5,980
@* MEDA, Inc.                          125          --
Tenneco, Inc.                      121,800       6,105
Textron, Inc.                       83,500       7,098
Trinova Corp.                      232,100       7,311
Union Pacific Corp.                260,050      19,049
United Technologies Corp.           59,600       7,159
------------------------------------------------------
GROUP TOTAL                                    135,573
------------------------------------------------------
INSURANCE (5.5%)
Ace, Ltd.                          225,900      11,945
Allstate Corp.                     295,600      14,558
CIGNA Corp.                        151,700      18,185
Exel Ltd.                          285,800       9,932
ITT Hartford Group, Inc.           414,650      24,464
------------------------------------------------------
GROUP TOTAL                                     79,084
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                 VALUE
                                    SHARES      (000)(+)
------------------------------------------------------
MID CAP GROWTH (4.2%)
* AccuStaff, Inc.                   26,900  $      696
* Airgas, Inc.                      39,400       1,000
* Ascend Communications, Inc.       12,200         807
* Ascent Entertainment Group,
  Inc.                              27,900         663
* Borders Group, Inc.               25,300         942
* Boston Chicken, Inc.              26,100         920
Cardinal Health, Inc.               23,100       1,909
* Celeritek, Inc.                   11,900         146
* Ceridian Corp.                    14,800         740
Cintas Corp.                        19,100       1,069
Comcast Corp., Class A Special      70,300       1,081
Danaher Corp.                       38,800       1,605
* DSP Communications, Inc.          29,900       1,671
* EchoStar Communications Corp.,
  Class A                           25,500         695
Estee Lauder Cos., Class A          33,800       1,517
* Fiserv, Inc.                      20,150         771
Frontier Corp.                      39,100       1,041
* Fuisz Technologies Ltd.           18,000         234
* Gartner Group, Inc., Class A      15,800         537
* Globalstar Telecommunications
  Ltd.                              42,300       2,178
Gucci Group N.V. (New York
  Shares)                           23,100       1,675
Guidant Corp.                       18,600       1,028
HBO & Co.                            3,800         254
* Health Management Associates,
  Class A                          107,095       2,664
* Healthcare COMPARE Corp.          14,100         668
* Ibis Technology Corp.             40,800         352
* Infinity Broadcasting Co.,
  Class A                           24,300         765
* International Cabletel, Inc.      26,300         674
International Game Technology       33,400         685
* Lin Television Corp.              12,900         529
* Lincare Holdings, Inc.            16,500         660
Loral Space & Communications        35,600         561
* McAfee Associates, Inc.           25,750       1,777
* MFS Communications Co., Inc.      56,300       2,456
* Millicom International
  Cellular SA                       25,800       1,042
Money Store (The), Inc.             40,700       1,078
* Octel Communications Corp.        26,600         771
* Orthodontic Centers of
  America, Inc.                     36,200         737
* Paging Network, Inc.              52,900       1,058
* Palmer Wireless, Inc.             26,400         467
* PanAmSat Corp.                    34,800         968
Paychex, Inc.                       19,375       1,124
* Pediatrix Medical Group, Inc.     10,000         501
Post Properties, Inc.               14,300         524
* Robert Mondavi Corp., Class A     30,400         996
Security Capital Industrial
  Trust                             26,108         476
Security Capital Pacific Trust      24,900         526
* Sinclair Broadcast Group, Inc.    24,200         965
Sirrom Capital Corp.                37,600       1,137
* Spacehab, Inc.                    48,200         410
* Tele-Communications, Inc.,
  Class A                           68,100       1,017
* Tele-Communications
  International, Inc., Class A      48,200         729
* Tele-Communications Liberty
  Media Group, Class A              54,473       1,559
* Tellabs, Inc.                     15,400  $    1,088
* Tommy Hilfiger Corp.              16,800         995
* Total Renal Care Holdings,
  Inc.                              28,800       1,145
* Transaction Systems Architect,
  Inc., Class A                     29,900       1,263
* United Video Satellite Group      46,000         931
U.S. Robotics Corp.                 14,400         931
* USA Detergents, Inc.              25,300       1,006
* USA Waste Services, Inc.          31,000         976
* Viking Office Products, Inc.      32,700         981
------------------------------------------------------
GROUP TOTAL                                     60,371
------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.1%)
Colonial Properties Trust           34,700         911
------------------------------------------------------
RETAIL (4.4%)
American Stores Co.                216,300       8,652
* Federated Department Stores,
  Inc.                             402,400      13,480
Home Depot, Inc.                   262,759      14,945
Pep Boys-Manny, Moe & Jack         244,300       8,703
Sears, Roebuck & Co.               404,600      18,106
------------------------------------------------------
GROUP TOTAL                                     63,886
------------------------------------------------------
TECHNOLOGY (5.5%)
* Cisco Systems, Inc.              274,900      17,061
Hewlett Packard Co.                    300          15
Intel Corp.                        202,750      19,350
Lucent Technologies, Inc.            1,000          46
* Microsoft Corp., Inc.            169,100      22,300
* Nexus Telecommunication
  Systems Ltd.                      52,500         236
* Oracle System Corp.              205,605       8,751
U.S. Robotics Corp.                180,000      11,632
------------------------------------------------------
GROUP TOTAL                                     79,391
------------------------------------------------------
UTILITIES (11.3%)
AT&T                               536,200      28,017
Central & South West Corp.         129,200       3,359
CINergy Corp.                      238,800       7,373
DQE, Inc.                          275,300       7,674
DTE Energy Co.                     292,100       8,179
Entergy Corp.                      322,600       8,710
Frontier Corp.                     190,800       5,080
GPU, Inc.                          223,500       6,873
GTE Corp.                          301,300      11,600
* MFS Communications Co., Inc.     239,066      10,429
NYNEX Corp.                        281,500      12,245
Ohio Edison Co.                     73,300       1,420
PECO Energy Co.                    347,700       8,258
SBC Communications, Inc.           283,100      13,624
Sprint Corp.                       564,300      21,937
Unicom Corp.                       318,900       8,013
------------------------------------------------------
GROUP TOTAL                                    162,791
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
---------------------------------------------------------

                        EQUITY
                      PORTFOLIO
                                                 VALUE
(CONT'D)                             SHARES     (000)(+)
------------------------------------------------------
VALUE (9.7%)
Allstate Corp.                      25,581  $    1,260
American General Corp.              31,600       1,193
American Re Corp.                   15,700         997
Amoco Corp.                         17,300       1,220
* AMR Corp.                         14,100       1,123
Archer Daniels Midland Co.          85,962       1,655
Atlantic Richfield Co.              11,100       1,415
Bank of New York Co.                40,900       1,201
Beckman Instruments, Inc.           44,600       1,734
Bergen Brunswig Corp., Class A      60,900       1,934
Bowater, Inc.                       22,900         870
Bristol-Myers Squibb Co.            10,000         964
British Petroleum plc ADR           23,583       2,948
Burlington Northern Santa Fe,
  Inc.                              22,500       1,898
Cabot Corp., Class A                28,900         806
Capital One Financial Corp.         57,353       1,721
Caterpillar, Inc.                   16,400       1,236
Central Maine Power Co.             55,200         676
Chase Manhattan Corp.               26,300       2,107
Chubb Corp.                         22,400       1,030
Citicorp                            21,600       1,957
* Compaq Computer Corp.             47,000       3,014
Crestar Financial Corp.             41,613       2,455
CSX Corp.                           36,100       1,823
Cummins Engine Co., Inc.            38,300       1,508
Cyprus Amax Minerals Co.            57,300       1,232
Dean Witter Discover & Co.          24,500       1,347
Deere & Co.                         30,600       1,285
Dillard Department Stores, Inc.,
  Class A                           32,600       1,051
Eaton Corp.                         32,500       1,962
E.I. DuPont de Nemours & Co.        27,800       2,453
Entergy Corp.                       46,467       1,255
Federal Home Loan Mortgage Corp.    12,400       1,214
Federal National Mortgage
  Association                       51,400       1,793
First Chicago NBD Corp.             26,700       1,208
First Union Corp.                   10,500         701
* FMC Corp.                         25,200       1,710
Ford Motor Co.                      21,300         666
* Foundation Health Corp.           51,400       1,741
General Motors Corp.                49,998       2,400
Goodyear Tire & Rubber Co.          44,900       2,071
GPU, Inc.                           50,900       1,565
Great Western Financial Corp.       44,971       1,192
Harnischfeger Industries, Inc.      51,700       1,952
IBP, Inc.                           61,300       1,425
International Business Machines
  Corp.                             25,000       3,112
* ITT Hartford Group, Inc.          20,500       1,210
* Lam Research Corp.                59,200       1,576
Mallinckrodt Group, Inc.            42,400       1,765
MAPCO, Inc.                         26,300       1,568
* Maxicare Health Plans, Inc.       51,500         979
MCI Communications Corp.            57,600       1,476
Mellon Bank Corp.                   17,600       1,043
Old Republic International Corp.    43,800       1,084
PanEnergy Corp.                     24,600         852
Parker Hannifin Corp.               29,900       1,256
PECO Energy Co.                     62,500       1,484
PHH Corp.                           60,300       1,794
Philip Morris Cos., Inc.            26,300       2,360
Potash Corp. of Saskatchewan        11,000         804
Premark International, Inc.         41,100         776
Providian Corp.                     55,200       2,374
Raytheon Corp.                      31,200       1,736
ReliaStar Financial Corp.           19,000         902
Republic New York Corp.             16,500       1,141
Reynolds Metals Co.                 26,100       1,334
Rhone-Poulenc SA ADR                44,915       1,258
RJR Nabisco Holdings Corp.          44,400       1,154
Rohm & Haas Co.                     29,900       1,958
Ryder Systems, Inc.                 44,800       1,327
Salomon, Inc.                       15,500         707
* Seagate Technology, Inc.          62,600       3,498
Signet Banking Corp.                62,227       1,665
Spring Industries, Inc., Class A    38,600       1,718
Sprint Corp.                        50,500       1,963
St. Paul Cos., Inc.                 28,700       1,593
Standard Register Co.               28,300         782
* Stratus Computer, Inc.            52,000       1,027
Tandy Corp.                         25,300       1,021
Tecumseh Products Co., Class A      64,200       3,483
Tektronix, Inc.                     39,600       1,619
* Tenet Healthcare Corp.            67,500       1,502
Textron, Inc.                       18,400       1,564
@ 360 Communications Co.                 1          --
Transatlantic Holdings, Inc.        14,200         966
Trinova Corp.                       80,300       2,529
TRW, Inc.                           14,000       1,302
Tupperware Corp.                    41,100       2,014
Ultramar Corp.                      44,800       1,355
Unicom Corp.                        26,800         673
V.F. Corp.                          33,700       2,026
YPF SA ADR                          39,200         897
------------------------------------------------------
GROUP TOTAL                                    139,195
------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,119,219)        1,363,083
------------------------------------------------------
CASH EQUIVALENTS (8.2%)
------------------------------------------------------

                                    FACE
                                   AMOUNT
                                   (000)
                                  -------
Short-term Investments
  Held as Collateral for
  Loaned Securities (1.6%)         $22,751      22,751
------------------------------------------------------
REPURCHASE AGREEMENT (6.6%)
Chase Securities, Inc., 5.60%,
  dated 9/30/96, due 10/1/96, to
  be repurchased at $96,208,
  collateralized by various U.S.
  Government Obligations, due
  10/3/96-7/17/98 valued at
  $97,155                           96,193      96,193
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $118,944)         118,944
------------------------------------------------------
TOTAL INVESTMENTS (102.7%) (Cost $1,238,163) 1,482,027
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                 VALUE
                                                (000)(+)
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.7%)
Dividends Receivable                        $    3,549
Interest Receivable                                 15
Receivable for Investments Sold                 15,912
Receivable for Fund Shares Sold                  1,100
Other Assets                                        26
Payable for Investments Purchased              (30,413)
Payable for Fund Shares Redeemed                (5,022)
Payable for Investment Advisory Fees            (1,779)
Payable for Administrative Fees                    (94)
Payable for Trustees' Deferred
  Compensation Plan-Note F                         (14)
Collateral on Securities Loaned, at Value      (22,751)
Other Liabilities                                 (182)
                                            ----------
                                               (39,653)
------------------------------------------------------
NET ASSETS (100%)                        $1,442,374
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 56,178,696 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $1,442,261
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    25.67
------------------------------------------------------
                                                 VALUE
                                                (000)(+)
------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------
NET ASSETS
Applicable to 4,399 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $      113
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    25.66
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                             $  990,017
Undistributed Net Investment Income (Loss)       7,536
Undistributed Realized Net Gain (Loss)         200,957
Unrealized Appreciation (Depreciation) on
  Investment Securities                        243,864
------------------------------------------------------
NET ASSETS                                  $1,442,374
------------------------------------------------------
(+)   See Note A1 to Financial Statements.
*     Non-income producing security.
@     Value is less than $500.
ADR   American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (99.8%)

-----------------------------------------------------
                                              VALUE
       SEPTEMBER 30, 1996           SHARES    (000)(+)
-----------------------------------------------------
BANKS (8.6%)
* Andover Bancorp, Inc.              17,000  $    431
Banco Latinoamericano de
  Exportaciones SA ADR              146,700     8,234
Bancorp Hawaii, Inc.                295,500    11,525
Banknorth Group, Inc.                20,400       762
Community Savings FA                 13,000       218
Deposit Guaranty Corp.               40,100     1,935
Eagle Financial Corp.               115,100     3,136
First Essex Bancorp, Inc.            87,400     1,049
Leader Financial Corp.               67,500     3,645
ML Bancorp, Inc.                    101,400     1,426
Norwalk Savings Society              72,000     1,629
* Redfed Bancorp, Inc.              110,000     1,334
Reliance Bancorp, Inc.              231,100     4,333
St. Paul Bancorp, Inc.              160,300     4,208
Trustco Bank Corp.                   37,300       886
Union Planters Corp.                 90,000     3,195
Vermont Financial Services Corp.     19,500       668
Wilmington Trust Corp.               50,000     1,787
-----------------------------------------------------
GROUP TOTAL                                    50,401
-----------------------------------------------------
BASIC RESOURCES (4.3%)
* ACX Technologies, Inc.            154,300     2,681
Caraustar Industries, Inc.           24,300       721
* Ceradyne, Inc.                     51,400       514
Chesapeake Corp.                     62,100     1,708
* Gibraltar Steel Corp.             126,100     2,837
Longview Fibre Co.                  134,500     2,118
Quanex Corp.                        144,100     3,873
Rouge Steel Co.                      83,200     1,810
Ryerson Tull, Inc., Class A          73,200     1,016
Schnitzer Steel Industries, Inc.,
  Class A                            63,500     1,842
Schulman, Inc., Class A              63,100     1,467
* Tetra Technologies, Inc.          204,900     3,765
Tri Polyta Indonesia ADR            106,000       769
-----------------------------------------------------
GROUP TOTAL                                    25,121
-----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (0.8%)
Coors (Adolph) Co., Class B         205,800     4,515
-----------------------------------------------------
CONSUMER DURABLES (8.0%)
* Ameriwood Industries
  International Corp.                46,900       410
Arvin Industries, Inc.              225,300     5,548
Borg-Warner Automotive, Inc.         26,900       955
* Brewer (C) Homes, Inc., Class A   121,300       364
Cavalier Homes, Inc.                 63,800     1,180
Centex Corp.                         64,600     2,108
* Cross-Continent Auto Retailers     21,000       483
Excel Industries, Inc.              237,800     4,043
* Falcon Building Products, Inc.,
  Class A                           130,800     1,700
Kaydon Corp.                         87,000     3,741
Lone Star Industries                 10,300       331
Maytag Corp.                         34,500       673
O'Sullivan Industries Holdings      142,500     1,265
Pulte Corp.                          78,800     2,019
* Quaker Fabric Corp.                74,000       740
* R & B, Inc.                        55,000       426
Schult Homes Corp.                   89,800     1,818
Simpson Industries, Inc.            206,100     2,087
Smith (A.O.) Corp., Class B         211,600     5,264
SPX Corp.                            60,000     1,792
Stanley Works                       269,000     7,566
Stant Corp.                         209,900     2,256
-----------------------------------------------------
GROUP TOTAL                                    46,769
-----------------------------------------------------
CONSUMER SERVICES (1.0%)
* American Telecasting, Inc.        190,000     2,090
* HMG Worldwide Corp.               180,000       225
* John Q. Hammons Hotels, Inc.      129,600     1,280
* MGM Grand, Inc.                    23,400       989
* People's Choice TV Corp.           29,500       420
TCA Cable TV, Inc.                   32,300       832
-----------------------------------------------------
GROUP TOTAL                                     5,836
-----------------------------------------------------
CREDIT & FINANCE/INVESTMENT
COMPANIES (6.6%)
Alex Brown, Inc.                    145,000     8,392
Edwards (A.G.), Inc.                 62,800     1,829
* First Merchants Acceptance
  Corp.                             109,500     2,190
Hambrecht & Quist Group              86,700     1,680
Inter-Regional Financial Group,
  Inc.                               28,000       906
Legg Mason, Inc.                     91,800     2,938
North American Mortgage Co.         171,300     3,255
Raymond James Financial, Inc.        71,500     1,734
United Asset Management Corp.       658,900    15,566
-----------------------------------------------------
GROUP TOTAL                                    38,490
-----------------------------------------------------
ENERGY (15.2%)
Aquila Gas Pipeline Corp.           111,000     1,499
* Belden & Blake Corp.               40,000       930
* BJ Services Co.                    50,700     1,838
Cabot Oil & Gas Corp., Class A       21,800       322
Camco International, Inc.           128,600     4,806
* Dailey Petroleum Services         200,000     1,750
* Dawson Production Services,
  Inc.                              227,600     2,902
* Diamond Offshore Drilling, Inc.     3,600       198
Eastern Enterprises                  93,400     3,526
Energen Corp.                       129,100     3,098
* Global Industries Ltd.            200,500     3,183
* HS Resources, Inc.                302,301     4,005
KN Energy, Inc.                     140,000     4,935
* Marine Drilling Co., Inc.         940,400     9,051
* Maverick Tube Corp.               114,000     1,596
* Morgan Hydrocarbons, Inc.         620,545     2,172
* Noble Drilling Corp.              915,200    13,842
* Offshore Logistics, Inc.          290,500     4,176
* Petroleum Geo-Services ADR        205,000     5,586
* Pride Petroleum Services, Inc.    236,200     3,336
* Reading & Bates Corp.              44,300     1,202
* Seacor Holdings, Inc.             185,400     9,409

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                     SHARES    (000)(+)
-----------------------------------------------------
Southwestern Energy Co.              83,500  $  1,242
* Tejas Gas Corp.                    45,000     1,637
Transocean Offshore, Inc.            42,400     2,597
Wicor, Inc.                           7,100       257
-----------------------------------------------------
GROUP TOTAL                                    89,095
-----------------------------------------------------
FOOD, TOBACCO & OTHER (2.1%)
Dean Foods Co.                       75,000     2,119
Dimon, Inc.                         394,700     7,549
* SEDA Specialty Packaging Corp.     45,200       870
* Stokely USA, Inc.                 561,300     1,544
Universal Foods Corp.                17,900       456
-----------------------------------------------------
GROUP TOTAL                                    12,538
-----------------------------------------------------
HEALTH CARE (8.8%)
Alpharma, Inc.                       87,600     1,369
Angelica Corp.                      380,100     8,220
Bergen Brunswig Corp., Class A       77,600     2,464
Bindley Western Industries, Inc.     63,300     1,108
* Coherent, Inc.                    333,800    11,766
* Datascope Corp.                   210,700     3,635
* HealthCare Compare Corp.           55,000     2,606
* Inphynet Medical Management,
  Inc.                               30,000       547
* Maxicare Health Plans, Inc.       165,000     3,135
* MIM Corp.                          60,000       870
Minntech Corp.                       57,800       751
* Multicare Cos., Inc.              185,450     4,034
* OrNda Healthcorp                  143,943     3,940
* Patterson Dental Co.               91,400     2,445
* Personnel Group of America,
  Inc.                               99,900     2,597
Sterile Recoveries, Inc.             67,000       971
* Theratx, Inc.                      52,400       622
* Universal Health Services,
  Inc., Class B                      24,500       668
-----------------------------------------------------
GROUP TOTAL                                    51,748
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (12.2%)
* AccuStaff, Inc.                   238,100     6,161
Airborne Freight Corp.              354,100     7,569
* Allied Holdings, Inc.             146,800     1,505
* American Buildings Co.             43,500     1,153
Arnold Industries, Inc.             110,000     1,733
Belden, Inc.                        173,200     5,023
* CDI Corp.                         297,700     7,517
Columbus McKinnon Corp.              61,200       910
Consolidated Freightways, Inc.       40,000       980
Duriron Co., Inc.                   113,900     3,018
Expeditors International of
  Washington, Inc.                   20,700       730
* Giant Cement Holdings, Inc.       609,300     9,063
Gleason Corp.                         9,900       386
Greenbrier Companies, Inc.          140,800     1,619
* Halter Marine Group, Inc.          50,000       588
* Insurance Auto Auctions, Inc.     152,100     1,331
* Interim Services, Inc.              7,700       329
JLG Industries, Inc.                 37,300       699
* Johnstown America Industries,
  Inc.                              112,500       352
Keystone International, Inc.         14,700       288
* Kirby Corp.                        37,600       663
* Midwest Express Holdings           30,000       896
* NCI Building Systems, Inc.         56,800     1,846
* Old Dominion Freight Lines,
  Inc.                              124,700     1,153
Olsten Corp.                         77,100     1,918
Penn Engineering &
  Manufacturing Corp.               265,000     4,638
* PST Vans, Inc.                    110,000       371
Regal Beloit Corp.                   82,000     1,363
Teekay Shipping Corp.                71,000     2,050
Texas Industries, Inc.               19,900     1,192
* The Cronos Group                   43,000       392
* Tranz Rail Holdings Ltd. ADR      260,000     3,770
* World Color Press, Inc.            19,000       422
-----------------------------------------------------
GROUP TOTAL                                    71,628
-----------------------------------------------------
INSURANCE (3.2%)
Allied Life Financial Corp.          67,000     1,055
American Bankers Insurance
  Group, Inc.                        21,800     1,090
* FBL Financial Group, Inc.,
  Class A                            75,000     1,594
Financial Security Assurance
  Holdings Ltd.                      68,300     2,015
Fremont General Corp.               295,500     8,718
Presidential Life Corp.             195,700     2,153
Transnational Re Corp., Class A      87,300     2,105
-----------------------------------------------------
GROUP TOTAL                                    18,730
-----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (3.7%)
Associated Estates Realty Corp.      94,300     1,933
Healthcare Realty Trust, Inc.        88,200     2,084
Home Properties of N.Y., Inc.       378,800     7,718
Oasis Residential, Inc.              33,200       726
ROC Communities, Inc.               150,200     3,661
Smith (Charles E.) Residential
  Realty, Inc.                      160,000     3,860
South West Property Trust            43,900       609
Walden Residential Properties,
  Inc.                               55,900     1,181
-----------------------------------------------------
GROUP TOTAL                                    21,772
-----------------------------------------------------
RETAIL (8.8%)
* Burlington Industries, Inc.       128,200     1,266
Cato Corp., Class A                 250,800     1,379
* Cone Mills Corp.                   30,000       236
Culp, Inc.                          115,500     1,617
* Donnkenny, Inc.                   430,400     7,371
Farah, Inc.                          43,200       319
* Fred Meyer, Inc.                  152,000     5,035
* Galey & Lord, Inc.                 84,100     1,083
Haverty Furniture Co.                98,050     1,054
* Jos. A. Bank Clothiers, Inc.      222,000       777
* Lechters, Inc.                     40,000       220
* Mac Frugals Bargains
  Close-outs, Inc.                   78,500     1,855
* Max & Erma's Restaurants, Inc.     64,020       440
* Paul Harris Stores, Inc.          139,800     1,398
Pier 1 Imports, Inc.                314,800     5,076
Russ Berrie & Co., Inc.              16,500       266

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                   SMALL CAP VALUE
                      PORTFOLIO
                                                VALUE
(CONT'D)                               SHARES   (000)(+)
-----------------------------------------------------
Spring Industries, Inc., Class A     10,900  $    485
* Thrifty Payless Holdings, Class
  B                                 663,700    12,361
* Welcome Home, Inc.                 95,200       166
* Wickes Lumber Co.                 244,600     1,101
* Zale Corp.                        355,200     7,770
-----------------------------------------------------
GROUP TOTAL                                    51,275
-----------------------------------------------------
TECHNOLOGY (15.2%)
* Ade Corp.                         100,000       925
* Align-Rite International, Inc.    217,400     2,391
* Atmel Corp.                        77,500     2,393
* Black Box Corp.                    26,000       858
* CFM Technologies, Inc.            100,000     1,162
* Ciprico, Inc.                      64,000     1,280
* Computer Products, Inc.             1,600        35
* Compuware Corp.                    70,000     3,203
* Credence Systems Corp.            138,000     2,174
* Cymer, Inc.                        40,500       719
* Dionex Corp.                      139,600     5,305
* ETEC Systems, Inc.                501,000    17,034
FactSet Research Systems, Inc.       25,300       484
HMT Technology Corp.                464,200    10,096
* Intevac, Inc.                     317,000     5,389
Investors Financial Services
  Corp.                              15,000       386
* IPC Information Systems, Inc.      93,300     1,936
* LTX Corp.                         142,000       719
MacNeal-Schwendler Corp.             30,000       244
* Micro Linear Corp.                150,900     1,188
* Norstan, Inc.                      28,800       497
* Nu Horizons Electronics Corp.      29,800       294
* Oak Industries, Inc.              127,200     4,229
Precision Response Corp.            120,000     4,620
* Quantum Corp.                     120,900     2,123
* Read-Rite Corp.                    70,000     1,103
* Spectran Corp.                    109,000     1,730
* SPS Transaction Services           50,000       794
@* Sterling Software, Inc.
  (Escrow)                            6,951        --
* Technical Data Corp.               91,600     2,553
Technology Modeling Association,
  Inc.                              227,500     2,958
* Unit Instruments, Inc.            166,500     1,499
Vanstar Corp.                        89,800     2,178
Wallace Computer Services, Inc.     167,500     4,732
Wyle Electronics                      5,000       161
* Xircom, Inc.                       95,000     1,543
-----------------------------------------------------
GROUP TOTAL                                    88,935
-----------------------------------------------------
UTILITIES (1.3%)
Commonwealth Energy Systems         246,000     5,720
Rochester Gas & Electric Corp.       92,700     1,691
-----------------------------------------------------
GROUP TOTAL                                     7,411
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $542,351)           584,264
-----------------------------------------------------
TOTAL INVESTMENTS (99.8%) (Cost $542,351)     584,264
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
Dividends Receivable                              600
Receivable for Investments Sold                18,390
Receivable for Fund Shares Sold                   516
Other Assets                                        6
Payable for Investments Purchased              (7,636)
Payable for Fund Shares Redeemed                  (92)
Payable for Investment Advisory Fees             (957)
Payable for Administrative Fees                   (36)
Payable to Custodian                           (9,505)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (4)
Other Liabilities                                 (89)
                                             --------
                                                1,193
-----------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------
Applicable to 29,815,114 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $585,457
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  19.64
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $467,381
Undistributed Net Investment Income (Loss)      1,636
Undistributed Realized Net Gain (Loss)         74,527
Unrealized Appreciation (Depreciation) on
  Investment Securities                        41,913
-----------------------------------------------------
NET ASSETS                                   $585,457
-----------------------------------------------------
(+)   See Note A1 to Financial Statements.
*     Non-income producing security.
@     Security carried at fair value of zero.
ADR   American Depositary Receipt.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (85.1%)

------------------------------------------------------
                                                 VALUE
    SEPTEMBER 30, 1996              SHARES      (000)(+)
------------------------------------------------------
ARGENTINA (1.6%)
Banco Frances del Rio de la
  Plata SA ADR                      70,220  $    1,834
* CIADEA SA                        351,882       1,672
* Comercial del Plata SA           488,420       1,182
YPF SA ADR                         235,400       5,385
------------------------------------------------------
GROUP TOTAL                                     10,073
------------------------------------------------------
AUSTRALIA (0.6%)
Broken Hill Proprietary
  Co., Ltd.                        104,580       1,341
Reinsurance Australia
  Corp., Ltd.                      380,200       1,089
WMC, Ltd.                          225,000       1,447
------------------------------------------------------
GROUP TOTAL                                      3,877
------------------------------------------------------
AUSTRIA (2.2%)
Boehler-Uddeholm AG                108,100       8,636
OMV AG                              53,400       5,370
------------------------------------------------------
GROUP TOTAL                                     14,006
------------------------------------------------------
BRAZIL (1.1%)
Telebras SA                    105,220,000       6,844
------------------------------------------------------
CANADA (2.9%)
Abitibi-Price, Inc.                228,500       2,937
(+++)Finning Ltd.                  149,200       2,740
Quebecor, Inc., Class B            202,700       3,037
Royal Bank of Canada               223,500       6,369
TransCanada Pipelines Ltd.         203,900       3,272
------------------------------------------------------
GROUP TOTAL                                     18,355
------------------------------------------------------
CHINA (0.3%)
New World Development
  Co., Ltd.                        324,000       1,701
------------------------------------------------------
COLOMBIA (0.1%)
Banco Ganadero SA ADR               32,200         652
------------------------------------------------------
FRANCE (4.2%)
Accor SA                            26,488       3,273
Credit Local de France              85,619       7,297
Elf Acquitaine                     106,740       8,351
Usinor Sacilor                     491,800       7,593
------------------------------------------------------
GROUP TOTAL                                     26,514
------------------------------------------------------
GERMANY (4.9%)
Deutsche Bank AG                   120,170       5,649
(+++)Hoechst AG                    201,800       7,354
Siemens AG                         128,800       6,774
Springer (Axel) Verlag AG            6,212       3,663
Volkswagen AG                       21,600       8,040
------------------------------------------------------
GROUP TOTAL                                     31,480
------------------------------------------------------
GREECE (0.3%)
Nikas SA                           178,550       2,107
------------------------------------------------------
HONG KONG (3.2%)
Asia Satellite
  Telecommunications
  Holdings, Ltd. ADR               129,900       3,491
HSBC Holdings plc                  322,400       5,983
Johnson Electric Holdings
  Ltd.                             938,000       2,147
Varitronix International
  Ltd.                             949,400       1,743
Wharf (Holdings) Ltd.            1,633,000       6,758
------------------------------------------------------
GROUP TOTAL                                     20,122
------------------------------------------------------
INDIA (0.7%)
Hindustan Lever Ltd.                50,100       1,157
Housing Development Finance
  Corp., Ltd.                          284          18
ITC Ltd.                            79,600         674
Mahanagar Telephone
  Nigam Ltd.                       250,000       1,451
Tata Power Supply Co., Ltd.         12,020          42
Videsh Sanchar Nigam Ltd.           45,000       1,295
------------------------------------------------------
GROUP TOTAL                                      4,637
------------------------------------------------------
INDONESIA (0.4%)
Lippo Life Insurance
  (Foreign)                      3,208,000       2,832
------------------------------------------------------
IRELAND (1.0%)
Irish Life plc                   1,592,000       6,402
------------------------------------------------------
ITALY (3.8%)
ENI S.p.A.                       1,825,000       9,335
* Olivetti Group                14,565,000       5,340
Telecom Italia S.p.A.            5,184,000       9,554
------------------------------------------------------
GROUP TOTAL                                     24,229
------------------------------------------------------
JAPAN (28.4%)
Bridgestone Corp.                  573,000      10,322
Canon, Inc.                        590,000      11,580
Canon Sales Co., Inc.              336,000       9,124
Chiyoda Fire & Marine
  Insurance Co., Ltd.              963,000       5,679
Daiwa House Industry               172,000       2,466
Fuji Photo Film Ltd.               194,000       5,894
Hitachi Ltd.                       799,000       7,734
Honda Motor Co., Ltd.              132,000       3,312
Ito-Yokado Co., Ltd.               109,000       6,184

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                 INTERNATIONAL EQUITY
                      PORTFOLIO
                                                 VALUE
(CONT'D)                            SHARES     (000)(+)
------------------------------------------------------
Kao Corp.                          762,000  $    9,493
Kirin Brewery Co., Ltd.            553,000       6,146
Mitsubishi Corp.                   602,000       7,661
Mitsubishi Heavy
  Industries Ltd.                  805,000       6,544
Mitsui & Co.                       843,000       7,321
NEC Corp.                          945,000      11,095
Nichido Fire & Marine
  Insurance Co.                    794,000       5,565
Nippon Fire & Marine
  Insurance Co.                     82,000         481
Nippon Oil Co., Ltd.               892,000       5,444
* NKK Corp.                      1,193,000       3,058
Shiseido Co., Ltd.                 600,000       7,206
Sony Corp.                          80,000       5,040
Sumitomo Electric
  Industries                       402,000       5,512
Sumitomo Marine & Fire
  Insurance Co.                    891,000       7,011
Sumitomo Metal                   1,148,000       3,251
Takeda Chemical Industries         353,000       6,454
Tokio Marine & Fire
  Insurance                        543,000       6,424
Yamanouchi Pharmaceutical
  Co.                              342,000       7,234
Yasuda Fire & Marine
  Insurance                      1,042,000       7,208
------------------------------------------------------
GROUP TOTAL                                    180,443
------------------------------------------------------
KOREA (0.3%)
Samsung Electronics                 16,172       1,269
Shinhan Bank                        26,000         467
------------------------------------------------------
GROUP TOTAL                                      1,736
------------------------------------------------------
MALAYSIA (0.2%)
Nestle Malaysia Bhd.               149,000       1,148
------------------------------------------------------
MEXICO (0.2%)
* Empresas ICA Sociedad
  Controladora SA ADR               99,000       1,510
*@ Grupo Financiero Capital
  SA                               761,325          --
------------------------------------------------------
GROUP TOTAL                                      1,510
------------------------------------------------------
NETHERLANDS (4.1%)
ING Groep N.V.                     267,032       8,332
Royal PTT Nederland N.V.           194,487       6,693
Vendex International N.V.          277,941      10,832
------------------------------------------------------
GROUP TOTAL                                     25,857
------------------------------------------------------
NORWAY (1.3%)
Christiania Bank OG
  Kreditkasse                    3,236,700       8,312
------------------------------------------------------
PHILIPPINES (0.7%)
Ayala Land, Inc., Class B          481,000         587
*# Benpres Holdings Corp.
  GDR                              220,000       1,650
Philippine Commercial
  International Bank               169,400       2,344
------------------------------------------------------
GROUP TOTAL                                      4,581
------------------------------------------------------
SINGAPORE (1.7%)
DBS Land Ltd.                      546,000       1,807
Oversea-Chinese
  Banking Corp., Ltd.              298,100       3,579
Overseas Union Bank Ltd.           763,000       5,339
------------------------------------------------------
GROUP TOTAL                                     10,725
------------------------------------------------------
SPAIN (2.6%)
Argentaria SA                      198,100       8,214
Repsol SA                          245,500       8,075
------------------------------------------------------
GROUP TOTAL                                     16,289
------------------------------------------------------
SWEDEN (4.2%)
Nordbanken AB                      367,800       9,439
SKF AB, Class B                    290,900       7,004
Sparbanken Sverige AB,
  Class A                          714,100      10,349
------------------------------------------------------
GROUP TOTAL                                     26,792
------------------------------------------------------
SWITZERLAND (2.7%)
Ciba-Geigy AG (Registered)           8,010      10,243
* Swissair AG (Registered)           8,475       6,966
------------------------------------------------------
GROUP TOTAL                                     17,209
------------------------------------------------------
TURKEY (0.3%)
Netas-Northern Elektrik
  Telekomunkasyon AS             4,100,000       1,072
Tat Konserve Sanayii AS          4,419,999         626
------------------------------------------------------
GROUP TOTAL                                      1,698
------------------------------------------------------
UNITED KINGDOM (11.1%)
Abbey National plc               1,075,900       9,992
B.A.T. Industries plc            1,131,000       7,539
BOC Group plc                      681,900       9,342
(+++)British Petroleum Co.
  plc                            1,072,000      11,122
Railtrack Group plc PP           2,479,200      11,677
Sun Alliance Insurance
  Group plc                      1,853,187      11,745
Tate & Lyle plc                  1,293,200       9,461
------------------------------------------------------
GROUP TOTAL                                     70,878
------------------------------------------------------
TOTAL COMMON STOCKS (Cost $505,489)            541,009
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                 VALUE
                                    SHARES      (000)(+)
------------------------------------------------------
PREFERRED STOCK (0.6%)
------------------------------------------------------
BRAZIL (0.6%)
Cia Energetica de Minas
  Gerais (Cost $2,878)         120,000,000  $    3,585
------------------------------------------------------
WARRANT (0.4%)
------------------------------------------------------
GERMANY (0.4%)
* Veba AG, expiring 4/6/98
  (Cost $1,797)                      9,229       2,542
------------------------------------------------------
PURCHASED OPTIONS (1.7%)
------------------------------------------------------
                                    NO. OF
                                 CONTRACTS
                                 ---------
KOREA (1.7%)
* Kookmin Bank Call Option
  expiring 9/4/99, strike
  price $0.01                       20,500         364
* Kookmin Bank Call Option
  expiring 9/30/99, strike
  price $0.01                      130,000       2,240
* Korea Mobile Telecom Call
  Option expiring 9/4/99,
  strike price $0.01                 1,710       1,080
* Korea Mobile Telecom Call
  Option expiring 9/30/99,
  strike price $0.01                 3,850       2,357
* Pohang Iron & Steel Call
  Option expiring 9/30/99,
  strike price $0.01                43,000       2,294
* Shinhan Bank Call Option
  expiring 9/30/99, strike
  price $0.01                      130,000       2,254
------------------------------------------------------
TOTAL PURCHASED OPTIONS (Cost $11,891)          10,589
------------------------------------------------------
FIXED INCOME SECURITY (0.3%)
------------------------------------------------------
                         (++)RATINGS     FACE
                         (STANDARD      AMOUNT
                         & POOR'S)       (000)
                         ----------     -------
GERMANY (0.3%)
+ Bundesschatzanweigungen
  7.125%, 11/21/96
  (Cost $2,328)          Aaa     DEM   3,410     2,245
------------------------------------------------------
FOREIGN CURRENCY (0.8%)
------------------------------------------------------
Australian Dollar               AUD       19        15
British Pound                   GBP      751     1,175
French Franc                    FRF    7,324     1,419
German Mark                     DEM    1,584     1,038
Hong Kong Dollar                HKD      221        29
Indian Rupee                    INR    7,136       201
Italian Lira                    ITL    1,426         1
Japanese Yen                    JPY  142,387     1,275
Malaysian Ringgit               MYR        2         1
Singapore Dollar                SGD       10         7
@ Spanish Peseta                ESP        1        --
Taiwan Dollar                   TWD       19         1
------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $5,170)             5,162
------------------------------------------------------
CASH EQUIVALENTS (17.8%)
------------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned
  Securities (8.7%)             $     55,497    55,497
------------------------------------------------------
REPURCHASE AGREEMENT (9.1%)
Chase Securities, Inc., 5.60%,
  dated 9/30/96, due 10/1/96,
  to be repurchased at
  $57,664, collateralized by
  various U.S. Government
  obligations, due
  10/3/96-7/17/98 valued at
  $58,231                             57,655    57,655
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $113,152)         113,152
------------------------------------------------------
TOTAL INVESTMENTS (106.7%) (Cost $642,705)     678,284
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-6.7%)
Cash                                                 1
Dividends Receivable                             1,808
Interest Receivable                                146
Receivable for Withholding Tax Reclaim             491
Receivable for Daily Variation on
  Futures Contracts                              2,211
Receivable for Investments Sold                 18,900
Receivable for Fund Shares Sold                  2,240
Unrealized Gain on Forward Foreign
  Currency Contracts                                65
Other Assets                                         9
Accrued Foreign Capital Gain Taxes                 (97)
Payable for Investments Purchased              (11,568)
Payable for Fund Shares Redeemed                   (66)
Payable for Investment Advisory Fees              (812)
Payable for Administrative Fees                    (41)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (6)
Collateral on Securities Loaned, at Value      (55,497)
Other Liabilities                                 (127)
                                              --------
                                               (42,343)
------------------------------------------------------
NET ASSETS (100%)                             $635,941
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 48,022,117 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $635,706
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  13.24
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                 INTERNATIONAL EQUITY
                      PORTFOLIO
                                                 VALUE
(CONT'D)                                        (000)(+)
------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------
NET ASSETS
Applicable to 17,751 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $    235
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  13.23
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                               $574,184
Undistributed Net Investment Income (Loss)      12,067
Undistributed Realized Net Gain (Loss)          12,858
Unrealized Appreciation (Depreciation) on:
  Investment Securities (Net of Foreign
    Capital Gain Taxes of $97)                  35,490
  Foreign Currency Transactions                    (15)
  Futures                                        1,357
------------------------------------------------------
NET ASSETS                                    $635,941
------------------------------------------------------
(+)    See Note A1 to Financial Statements.
(++)   Ratings are unaudited.
 *     Non-income producing security.
(+++)  A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
+      Moody's Investor Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
#      144A security. Certain conditions for public
        sale may exist.
@      Value is less than $500.
ADR    American Depositary Receipt
GDR    Global Depositary Receipt
PP     Partially Paid

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (95.4%)

-----------------------------------------------------
                                                VALUE
      SEPTEMBER 30, 1996           SHARES     (000)(+)
-----------------------------------------------------
BASIC RESOURCES (1.8%)
* Airgas, Inc.                    281,400    $  7,141
-----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (4.1%)
Estee Lauder Cos., Class A        176,000       7,898
* Robert Mondavi Corp., Class A   187,600       6,144
* USA Detergents, Inc.             65,000       2,584
-----------------------------------------------------
GROUP TOTAL                                    16,626
-----------------------------------------------------
CONSUMER DURABLES (2.2%)
Danaher Corp.                     158,900       6,574
* Marker International            250,000       2,438
-----------------------------------------------------
GROUP TOTAL                                     9,012
-----------------------------------------------------
CONSUMER SERVICES (17.4%)
* Ascent Entertainment Group,
  Inc.                            155,000       3,681
* Cinar Films, Inc., Class B      125,000       3,258
Comcast Corp., Class A Special    321,072       4,937
Cox Radio, Inc., Class A           75,000       1,650
* EchoStar Communications
  Corp., Class A                  150,000       4,088
* Imax Corp.                       95,600       3,215
* International Cabletel, Inc.    211,867       5,429
International Game Technology     206,900       4,241
* Lin Television Corp.            101,400       4,157
* PanAmSat Corp.                  146,200       4,066
* Sinclair Broadcast Group,
  Inc.                             91,500       3,649
* Tele-Communications, Inc.,
  Class A                         278,700       4,163
* Tele-Communications
  International, Inc., Class A    318,300       4,814
* Tele-Communications Liberty
  Media Group, Class A            371,755      10,641
* United Video Satellite Group    278,900       5,648
Univision Communications, Inc.     75,200       2,519
-----------------------------------------------------
GROUP TOTAL                                    70,156
-----------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (3.3%)
Money Store (The), Inc.           255,000       6,758
Sirrom Capital Corp.              220,900       6,682
-----------------------------------------------------
GROUP TOTAL                                    13,440
-----------------------------------------------------
ENERGY (1.3%)
* Input/Output, Inc.              180,000       5,355
-----------------------------------------------------
HEALTH CARE (14.6%)
Cardinal Health, Inc.             108,600       8,973
Fuisz Technologies Ltd.            20,000         260
Guidant Corp.                     106,200       5,868
HBO & Co.                         100,000       6,675
* Health Management Associates,
  Class A                         680,132      16,918
* Lincare Holdings, Inc.          185,000       7,400
* Orthodontic Centers of
  America, Inc.                   150,000       3,056
* Pediatrix Medical Group, Inc.    63,000       3,158
* Total Renal Care Holdings,
  Inc.                            160,000       6,360
-----------------------------------------------------
GROUP TOTAL                                    58,668
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (9.1%)
* AccuStaff, Inc.                 175,000       4,528
Cintas Corp.                      139,600       7,817
* HA-LO Industries, Inc.          188,000       5,452
Loral Space & Communications      363,500       5,725
Paychex, Inc.                      70,100       4,066
* Spacehab, Inc.                  260,000       2,210
* USA Waste Services, Inc.        220,400       6,943
-----------------------------------------------------
GROUP TOTAL                                    36,741
-----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (2.7%)
Post Properties, Inc.              92,500       3,388
Security Capital Industrial
  Trust                           188,644       3,442
Security Capital Pacific Trust    189,529       4,004
-----------------------------------------------------
GROUP TOTAL                                    10,834
-----------------------------------------------------
RETAIL (10.2%)
Abercrombie & Fitch Co., Class
  A                                92,400       2,264
* Borders Group, Inc.             165,000       6,146
* Boston Chicken, Inc.            170,200       6,000
CKE Restaurants, Inc.              83,000       2,552
* Eagle Hardware & Garden, Inc.   150,000       4,050
Gucci Group N.V.
  (New York Shares)               123,700       8,968
* Mail Boxes Etc.                 140,000       3,168
* Tommy Hilfiger Corp.             57,900       3,430
* Viking Office Products, Inc.    150,600       4,518
-----------------------------------------------------
GROUP TOTAL                                    41,096
-----------------------------------------------------
TECHNOLOGY (17.9%)
Advanced Fibre
  Communications, Inc.             20,000         500
* Ascend Communications, Inc.      64,000       4,232
* BMC Software, Inc.               90,000       7,155
* Ceridian Corp.                   90,600       4,530
* DSP Communications, Inc.         81,800       4,570
* Fiserv, Inc.                    160,700       6,147
* Ibis Technology Corp.           205,000       1,768
* McAfee Associates, Inc.          83,100       5,734
sec.* Nexus Telecommunication
  Systems Ltd. (acquired
  11/21/95-2/28/96, cost
  $1,338)                         295,000       1,328
* Octel Communications Corp.      175,200       5,081
* Peoplesoft, Inc.                 86,000       7,159
* Tellabs, Inc.                    98,500       6,957
* Transaction Systems
  Architect, Inc., Class A         68,000       2,873

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                   MID CAP GROWTH
                      PORTFOLIO
                                                VALUE
(CONT'D)                           SHARES     (000)(+)
-----------------------------------------------------
U.S. Robotics Corp.               151,000    $  9,758
* Uniphase Corp.                  101,500       4,288
-----------------------------------------------------
GROUP TOTAL                                    72,080
-----------------------------------------------------
UTILITIES (10.8%)
Frontier Corp.                    165,600       4,409
* Globalstar Telecommunications
  Ltd.                            216,100      11,129
* MFS Communications Co., Inc.    265,688      11,591
* Millicom International
  Cellular SA                     143,500       5,794
* Paging Network, Inc.            337,800       6,756
* Palmer Wireless, Inc.           214,800       3,799
-----------------------------------------------------
GROUP TOTAL                                    43,478
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $283,961)           384,627
-----------------------------------------------------
WARRANTS (0.1%)
-----------------------------------------------------
TECHNOLOGY (0.1%)
sec.* Nexus Telecommunication
  Systems Ltd., expiring
  11/28/97 (acquired 11/21/95,
  cost $0)                        225,000         225
-----------------------------------------------------
PURCHASED OPTIONS (0.0%)
-----------------------------------------------------
                                  NO. OF
                                 CONTRACTS
                                 ---------
* AMEX S&P Midcap 400 Index Put
  Option, expiring 10/31/96,
  strike price $230 (Cost
  $1,595)                         220,000          99
-----------------------------------------------------
CASH EQUIVALENTS (13.3%)
-----------------------------------------------------
                                   FACE
                                  AMOUNT
                                   (000)
                                 ---------
Short-term Investments
  Held as Collateral for
  Loaned Securities (8.9%)       $ 36,237      36,237
-----------------------------------------------------
REPURCHASE AGREEMENT (4.4%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/1/96,
  to be repurchased at $17,569,
  collateralized by various
  U.S. Government Obligations,
  due 10/3/96-7/17/98, valued
  at $17,741                       17,566      17,566
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $53,803)          53,803
-----------------------------------------------------
TOTAL INVESTMENTS (108.8%) (Cost $339,359)    438,754
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-8.8%)
Cash                                                1
Dividends Receivable                               59
Interest Receivable                                 3
Receivable for Investments Sold                17,035
Receivable for Fund Shares Sold                    48
Other Assets                                        4
Payable for Investments
  Purchased                                   (10,786)
Payable for Fund Shares
  Redeemed                                     (5,011)
Payable for Investment Advisory
  Fees                                           (482)
Payable for Administrative Fees                   (25)
Payable for Trustees' Deferred
  Compensation Plan-Note F                         (3)
Collateral on Securities
  Loaned, at Value                            (36,237)
Other Liabilities                                 (79)
                                             --------
                                              (35,473)
-----------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------
Applicable to 19,647,535 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $403,281
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  20.53
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $242,027
Undistributed Realized Net Gain (Loss)         61,859
Unrealized Appreciation (Depreciation) on
  Investment Securities                        99,395
-----------------------------------------------------
NET ASSETS                                   $403,281
-----------------------------------------------------
sec. Restricted Security-Total market value of restricted
      securities owned at September 30, 1996 was $1,553 or
      0.4% of net assets.
(+)  See Note A1 to Financial Statements.
*    Non-income producing security.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (99.2%)

-----------------------------------------------------
                                               VALUE
       SEPTEMBER 30, 1996             SHARES  (000)(+)
-----------------------------------------------------
BANKS (5.2%)
AmSouth Bancorp                        5,100  $   227
Andover Bancorp, Inc.                  5,000      127
Bancorp Hawaii, Inc.                   4,000      156
* Lawrence Savings Bank               13,100       88
Mellon Bank Corp.                      9,500      563
Mercantile Bankshares Corp.               66        2
PNC Bank Corp.                        41,200    1,375
Signet Banking Corp.                   4,000      107
-----------------------------------------------------
GROUP TOTAL                                     2,645
-----------------------------------------------------
BASIC RESOURCES (3.2%)
Louisiana-Pacific Corp.                8,600      196
* McWhorter Technologies, Inc.           800       16
Millenium Chemicals, Inc.              8,400      215
* Tetra Technologies, Inc.            53,400      981
Union Carbide Corp.                    4,900      223
-----------------------------------------------------
GROUP TOTAL                                     1,631
-----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (0.6%)
* Robert Mondavi Corp., Class A        9,500      311
-----------------------------------------------------
CONSUMER DURABLES (3.6%)
Arvin Industries, Inc.                 8,100      200
Cooper Tire & Rubber Co.              16,000      346
Lone Star Industries, Inc.             6,600      212
O'Sullivan Industries Holdings        18,700      166
Stanley Works                         17,500      492
Stant Corp.                           37,500      403
-----------------------------------------------------
GROUP TOTAL                                     1,819
-----------------------------------------------------
CONSUMER SERVICES (2.9%)
International Game Technology         30,100      617
Lee Enterprises, Inc.                 12,800      293
* MGM Grand, Inc.                      6,600      279
* Red Lion Hotels, Inc.                9,600      284
-----------------------------------------------------
GROUP TOTAL                                     1,473
-----------------------------------------------------
CREDIT & FINANCE (0.8%)
CMAC Investment Corp.                  6,300      400
-----------------------------------------------------
ENERGY (15.2%)
* BJ Services Co.                     14,100      511
Columbia Gas System, Inc.              4,300      241
* Dawson Production Services,
  Inc.                                10,700      136
* Diamond Offshore Drilling, Inc.     12,400      682
* ENSCO International, Inc.           27,700      900
* Global Industries Ltd.              31,000      492
* Marine Drilling Co., Inc.          100,000      962
National Fuel Gas Co.                  8,100      298
* Noble Drilling Corp.                42,500      643
* Offshore Logistics, Inc.            23,000      331
* Petroleum Geo-Services ADR          70,700    1,927
* Pride Petroleum Services, Inc.      40,000      565
-----------------------------------------------------
GROUP TOTAL                                     7,688
-----------------------------------------------------
FOOD, TOBACCO & OTHER (0.9%)
Dole Food Co.                          1,500       63
Hershey Foods Corp.                    1,400       70
* SEDA Specialty Packaging Corp.      16,900      325
-----------------------------------------------------
GROUP TOTAL                                       458
-----------------------------------------------------
HEALTH CARE (9.3%)
* Aequitron Medical, Inc.              4,500       42
Angelica Corp.                        36,700      794
Arrow International, Inc.              8,000      276
* Datascope Corp.                      9,300      160
Health Images, Inc.                   76,300    1,021
* Healthdyne Technologies, Inc.       57,800      484
* Maxicare Health Plans, Inc.         12,000      228
* Merit Medical Systems, Inc.          6,500       50
Minntech Corp.                        25,000      325
* OrNda Healthcorp                    14,900      408
Sullivan Dental Products, Inc.        81,100      902
-----------------------------------------------------
GROUP TOTAL                                     4,690
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (21.2%)
Arnold Industries, Inc.               51,200      806
* CDI Corp.                           35,600      899
Consolidated Freightways, Inc.        10,000      245
Crane Co.                              6,200      275
CSX Corp.                             13,500      682
Cummins Engine Co., Inc.               5,700      224
Duriron Co., Inc.                      5,000      132
Expeditors International of
  Washington, Inc.                    30,000    1,058
Hvide Marine, Inc., Class A           10,000      130
Kaydon Corp.                          33,300    1,432
Keystone International, Inc.          12,100      237
* Kirby Corp.                          7,400      130
Lockheed Martin Corp.                  9,000      811
Omnicom Group, Inc.                    4,100      192
Penn Engineering &
  Manufacturing Corp.                 55,000      963
Precision Castparts Corp.              6,200      301
* Seacor Holdings, Inc.               33,700    1,710
Tidewater, Inc.                       13,500      505
-----------------------------------------------------
GROUP TOTAL                                    10,732
-----------------------------------------------------
INSURANCE (1.6%)
American Bankers Insurance
  Group, Inc.                          3,700      185
Equitable of Iowa Companies            5,000      208
Guarantee Life Companies, Inc.         4,000       79
Mercury General Corp.                  7,000      329
-----------------------------------------------------
GROUP TOTAL                                       801
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                    MID CAP VALUE
                      PORTFOLIO
                                                VALUE
(CONT'D)                              SHARES  (000)(+)
-----------------------------------------------------
INVESTMENT COMPANIES (2.1%)
Hambrecht & Quist Group               19,000  $   368
Paine Webber Group, Inc.              18,400      386
Piper Jaffray Cos., Inc.              22,100      268
Raymond James Financial, Inc.          2,500       61
-----------------------------------------------------
GROUP TOTAL                                     1,083
-----------------------------------------------------
RETAIL (8.3%)
* Barnes & Noble, Inc.                 7,900      272
* Donnkenny, Inc.                     66,000    1,130
* Jones Apparel Group, Inc.           11,700      746
Liz Claiborne, Inc.                   30,700    1,143
Loehmann's Holdings, Inc.              3,700       99
Russ Berrie & Co., Inc.                4,200       68
* Safeway, Inc.                        2,500      107
Talbots, Inc.                          3,800      114
* Zale Corp.                          22,400      490
-----------------------------------------------------
GROUP TOTAL                                     4,169
-----------------------------------------------------
TECHNOLOGY (21.7%)
* Atmel Corp.                         21,200      655
* Cadence Design Systems, Inc.        17,100      611
* Cascade Communications Corp.         4,000      326
Computer Task Group, Inc.             15,700      489
* Compuware Corp.                     10,000      457
* Envoy Corp.                          3,100      120
* ETEC Systems, Inc.                  30,000    1,020
FactSet Research Systems, Inc.         6,200      118
* Gateway 2000, Inc.                  17,000      814
HMT Technology Corp.                   8,100      176
Intel Corp.                            8,000      764
* Intevac, Inc.                       51,300      872
* Jabil Circuit, Inc.                 33,000      577
LSI Logic Corp.                        8,100      188
* Metatools, Inc.                     30,000      630
* Oak Industries, Inc.                 8,900      296
* SPS Transaction Services            23,800      378
* Sterling Software, Inc.             15,000    1,146
* Storage Technology Corp.            17,900      678
* Tech Data Corp.                      6,100      170
* Teradyne, Inc.                       9,900      165
Vanstar Corp.                         12,600      306
-----------------------------------------------------
GROUP TOTAL                                    10,956
-----------------------------------------------------
UTILITIES (2.6%)
Baltimore Gas & Electric Co.           5,800      152
* Destec Energy, Inc.                 54,500      647
GPU, Inc.                                300        9
PP&L Resources, Inc.                   7,900      173
Puget Sound Power & Light Co.          3,200       72
360 Communications Co.                 3,400       80
Washington Water Power Co.             9,300      176
-----------------------------------------------------
GROUP TOTAL                                     1,309
-----------------------------------------------------
TOTAL INVESTMENTS (99.2%) (Cost $46,859)       50,165
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.8%)
Dividends Receivable                               46
Receivable for Investments Sold                 2,974
Receivable for Fund Shares Sold                    23
Payable for Investments Purchased              (2,131)
Payable for Fund Shares Redeemed                   (6)
Payable for Investment Advisory
  Fees                                            (68)
Payable for Administrative Fees                    (3)
Payable to Custodian                             (386)
Other Liabilities                                 (38)
                                              -------
                                                  411
-----------------------------------------------------
NET ASSETS (100%)                             $50,576
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 3,482,043 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $50,449
-----------------------------------------------------
NET ASSET VALUE PER SHARE                     $ 14.49
-----------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 8,821 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $  127
-----------------------------------------------------
NET ASSET VALUE PER SHARE                     $ 14.48
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $ 45,311
Undistributed Net Investment Income (Loss)        372
Undistributed Realized Net Gain (Loss)          1,587
Unrealized Appreciation (Depreciation) on
  Investment Securities                         3,306
-----------------------------------------------------
NET ASSETS                                    $50,576
-----------------------------------------------------
(+)  See Note A1 to Financial Statements.
*    Non-income producing security.
ADR  American Depositary Receipt

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EMERGING MARKETS
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCK (71.8%)

-------------------------------------------------------
                                                VALUE
   SEPTEMBER 30, 1996                  SHARES   (000)(+)
-------------------------------------------------------
ARGENTINA (6.9%)
Banco Frances ADS                      20,200  $    528
Central Puerto SA, Class
  B                                   140,800       443
* CIADEA SA                            83,431       396
Nobleza Piccardo SA                    91,569       339
YPF SA ADR                             25,600       586
-------------------------------------------------------
GROUP TOTAL                                       2,292
-------------------------------------------------------
BRAZIL (3.5%)
Aracruz Celulose SA ADR                49,000       429
Telebras SA                        11,292,000       734
-------------------------------------------------------
GROUP TOTAL                                       1,163
-------------------------------------------------------
CHINA (0.3%)
* AES China Generating
  Co., Class A                         10,000        95
-------------------------------------------------------
COLOMBIA (1.0%)
# Cementos Diamante SA
  ADR                                  25,300       323
-------------------------------------------------------
HONG KONG (9.5%)
Jardine Strategic
  Holdings Ltd.                       399,000     1,268
Orient Overseas
  International Ltd.                  747,000       541
Semi-Tech (Global) Ltd.               596,700       988
South China Morning Post
  (Holdings) Ltd.                     450,000       335
-------------------------------------------------------
GROUP TOTAL                                       3,132
-------------------------------------------------------
INDIA (8.7%)
Bajaj Auto Ltd.                        14,000       395
East India Hotels Ltd.                 16,000       259
Garden Silk Mills Ltd.
  GDR                                 100,000       213
Indian Petrochemicals Corp. Ltd.      131,000       411
ITC Ltd.                               63,806       540
Mahanagar Telephone Nigam Ltd.        134,000       778
Reliance Industries Ltd.               50,000       269
-------------------------------------------------------
GROUP TOTAL                                       2,865
-------------------------------------------------------
INDONESIA (2.3%)
Enseval PuTera Mega                   433,000       233
Sinar Mas Multiartha
  (Foreign)                            83,300        86
Unilever Indonesia
  (Foreign)                            29,000       437
-------------------------------------------------------
GROUP TOTAL                                         756
-------------------------------------------------------
ISRAEL (3.4%)
* Bank Hapoalim Ltd.                  240,000       330
Elron Electronic
  Industries Ltd.                      10,000       105
First International Bank
  of Israel Ltd., Class 1               3,300       355
Supersol Ltd.                          15,000       343
-------------------------------------------------------
GROUP TOTAL                                       1,133
-------------------------------------------------------
KOREA (5.7%)
Cheil Foods & Chemicals,
  Inc.                                    650        37
* Chosun Brewery Co.                   19,246       604
Doosan Beverages Co.                    8,480       382
* Jinro Ltd.                            8,810       186
* Jinro Ltd. RFD                        5,070       105
LG International Corp.                 55,399       513
Samsung Electronics                       674        51
-------------------------------------------------------
GROUP TOTAL                                       1,878
-------------------------------------------------------
MALAYSIA (2.3%)
Boustead Holdings Bhd.                368,000       771
-------------------------------------------------------
MEXICO (6.9%)
* Empresas ICA Sociedad
  Controladora SA ADR                  30,600       467
* Grupo Financiero
  Bancomer SA, Class B              1,271,000       623
* Grupo Posadas SA,
  Series A                            969,000       449
* Tubos de Acero de
  Mexico SA                            66,000       722
-------------------------------------------------------
GROUP TOTAL                                       2,261
-------------------------------------------------------
PHILIPPINES (4.2%)
First Philippine Holdings
  Corp., Class B                      168,000       365
Universal Robina Corp.              2,020,000     1,022
-------------------------------------------------------
GROUP TOTAL                                       1,387
-------------------------------------------------------
SOUTH AFRICA (3.0%)
DeBeers Consolidated
  Mines, Ltd. ADR                      22,400       694
Rembrandt Group Ltd.                   32,900       298
-------------------------------------------------------
GROUP TOTAL                                         992
-------------------------------------------------------
THAILAND (12.2%)
* Orient Telecom &
  Technology Holding Ltd.             190,280        45
Ruam Pattana Fund II
  (Foreign)                           830,600       466
Siam Commercial Bank Co., Ltd.         52,400       519
Sinpinyo Fund 5 (Foreign)           1,587,000       937
* Sub-Thawee Fund                     785,400     1,004
* TelecomAsia Corp.                   413,292       837
Thai Orchid Fund                      593,200       203
-------------------------------------------------------
GROUP TOTAL                                       4,011
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

              EMERGING MARKETS
                  PORTFOLIO
                                                  VALUE
(CONT'D)                               SHARES    (000)(+)
-------------------------------------------------------
TURKEY (1.9%)
Erciyas Biracilik ve Malt
  Sanayii                               5,000  $      3
Yapi ve Kredi Bankasi AS           24,360,000       610
-------------------------------------------------------
GROUP TOTAL                                         613
-------------------------------------------------------
TOTAL COMMON STOCKS (Cost $23,408)               23,672
-------------------------------------------------------
PREFERRED STOCKS (11.6%)
-------------------------------------------------------
BRAZIL (9.4%)
Banco Itau SA                       1,391,000       577
Brasmotor SA                        2,245,000       820
* CESP                             14,950,000       433
Ceval Alimentos SA                 45,100,000       415
Cia Energetica de Minas
  Gerais                           15,000,000       448
Cia Vale Do Rio Doce                   20,000       397
-------------------------------------------------------
GROUP TOTAL                                       3,090
-------------------------------------------------------
KOREA (2.2%)
Cheil Foods & Chemicals,
  Inc.                                 32,460       735
-------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $3,717)              3,825
-------------------------------------------------------
FIXED INCOME SECURITIES (4.2%)
-------------------------------------------------------
                       (++)RATINGS       FACE
                       (STANDARD       AMOUNT
                       & POOR'S)        (000)
                      ----------      -------
MALAYSIA (1.1%)
# Aokam Perdana Bhd.
  (Convertible) 3.50%,
  6/13/04                  N/R    $       430       356
-------------------------------------------------------
SOUTH AFRICA (3.1%)
Barlow International Investments
   (Convertible) 7.00%,
   9/20/04                 N/R       ZAR  400       467
Republic of South Africa
  11.50%, 5/30/00          BBB+         2,750       552
-------------------------------------------------------
GROUP TOTAL                                       1,019
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $1,379)       1,375
-------------------------------------------------------

                        (++)RATINGS      FACE
                          (STANDARD    AMOUNT     VALUE
                          & POOR'S)     (000)   (000)(+)
-------------------------------------------------------
STRUCTURED INVESTMENT (6.5%)-NOTE A7
-------------------------------------------------------
RUSSIA (6.5%)
## Credit Suisse Note, 11/2/97,
  3.50% Floating rate coupon
  indexed to the Russian ruble
  dividend amount of the
  underlying Basket shares
  consisting of four Russian
  stocks. Principal is composed
  of 70% of the appreciation/
  depreciation of the Basket
  shares plus the accreted value
  of a zero coupon bond
  purchased at 26.68% which
  matures at 30% on the maturity
  date.
  (Cost $2,197)            N/R    $     2,000  $  2,145
-------------------------------------------------------
PURCHASED OPTIONS (4.2%)
-------------------------------------------------------
                                       NO. OF
                                    CONTRACTS
                                    ---------
KOREA (4.2%)
* Korea Mobile Telecom
  Call Option, expiring
  9/4/99, strike price
  $0.01                                   990       625
* Pohang Iron & Steel
  Call Option, expiring
  9/4/99, strike price
  $0.01                                 6,720       370
* Shinhan Bank Call
  Option, expiring
  9/4/99, strike price
  $0.01                                21,450       384
-------------------------------------------------------
TOTAL PURCHASED OPTIONS (Cost $1,589)             1,379
-------------------------------------------------------
FOREIGN CURRENCY (2.6%)
-------------------------------------------------------

                                         FACE
                                       AMOUNT
                                        (000)
                                       ------
Argentine Peso             ARS             15        14
@ Hong Kong Dollar         HKD              1        --
Indian Rupee               INR         30,237       853
Israeli Shekel             ILS              6         2
-------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $869)                  869
-------------------------------------------------------
TOTAL INVESTMENTS (100.9%)(Cost $33,159)         33,265
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                  VALUE
                                                 (000)(+)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.9%)
Dividends Receivable                           $     44
Interest Receivable                                  56
Receivable for Fund Shares Sold                       1
Other Assets                                          1
Payable for Administrative Fees                      (2)
Payable for Investment Advisory Fees                (50)
Accrued Foreign Capital Gain Taxes                  (84)
Payable to Custodian Bank                          (189)
Other Liabilities                                   (58)
                                                   (281)
-------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------
Applicable to 2,862,963 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                  $32,984
-------------------------------------------------------
NET ASSET VALUE PER SHARE                       $ 11.52
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                 $30,560
Undistributed Net Investment Income (Loss)          277
Undistributed Realized Net Gain (Loss)            2,062
Unrealized Appreciation (Depreciation) on
  Investment Securities (Net of Foreign Capital
  Gain Taxes of $21)                                 85
-------------------------------------------------------
NET ASSETS                                      $32,984
-------------------------------------------------------

---------------------------------------------------------

(+)   See Note A1 to Financial Statements.
(++)  Ratings are unaudited.
*     Non-income producing security.
#     144A security. Certain conditions for public sale may
       exist.
##    Variable or Floating rate security-rate disclosed is
       as of September 30, 1996.
@     Value is less than $500.
ADR   American Depositary Receipt
ADS   American Depositary Shares
GDR   Global Depositary Receipt
N/R   Not rated by either Moody's Investor Service, Inc.,
       Standard & Poor's Corporation or Fitch.
RFD   Ranked for Dividend
ZAR   South African Rand

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (98.7%)

-------------------------------------------------------
                    (++)RATINGS        FACE
                      (STANDARD      AMOUNT      VALUE
SEPTEMBER 30, 1996    & POOR'S)       (000)      (000)(+)
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (34.2%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   10.00%, 11/1/20         Agy    $  13,920  $   14,971
   10.50%, 4/1/11-10/1/20  Agy        4,951       5,411
   11.00%, 9/1/15-5/1/20   Agy        3,713       4,102
   11.25%,
     10/1/11-12/1/15       Agy        2,169       2,397
   11.75%, 4/1/19          Agy          233         260
   13.00%, 6/1/19          Agy           81          92
   14.75%, 3/1/10          Agy           42          48
  November TBA
   7.50%, 6/15/06          Agy       14,500      14,320
  Gold Pools:
   7.00%, 9/1/23-6/1/25    Agy       18,584      18,055
   9.50%, 10/1/16-1/1/21   Agy       12,623      13,498
   10.00%, 10/1/20         Agy        5,106       5,531
   10.50%, 8/1/19-10/1/20  Agy        2,441       2,675
  October TBA
   7.00%, 4/25/25          Agy       21,175      20,599
   7.50%, 6/15/23-6/15/26  Agy      275,450     272,523
   8.00%, 6/15/25          Agy       53,375      53,909
Federal National Mortgage
  Association
  Conventional Pools:
   9.50%, 7/1/16           Agy        3,550       3,806
   10.00%, 8/1/21          Agy        3,535       3,818
   10.50%, 6/1/10-11/1/20  Agy        7,119       7,811
   10.75%, 2/1/11          Agy           48          53
   11.00%, 1/1/16-11/1/20  Agy        3,949       4,382
   11.50%, 7/1/13-11/1/15  Agy          564         636
   12.00%, 4/1/15          Agy          112         126
  October TBA
   7.50%, 10/1/23-6/15/25  Agy       69,300      68,477
   8.00%, 6/15/25          Agy       33,025      33,314
Government National
  Mortgage Association
  Various Pools:
   10.50%,
     2/15/13-3/15/21       Agy        7,150       7,908
   11.00%,
     12/15/09-5/15/26      Agy       10,867      12,158
   11.50%,
     7/20/15-9/20/19       Agy          616         673
   12.00%,
     4/15/12-3/15/16       Agy        1,959       2,242
   October TBA
   7.50%, 7/15/22-3/15/26  Agy       40,600      40,099
-------------------------------------------------------
GROUP TOTAL                                     613,894
-------------------------------------------------------
ASSET BACKED CORPORATES (1.5%)
## Airplanes Pass Through
  Trust, Series 1 B
   6.522%, 3/15/19         A          5,852       5,859
ALPS,
  Series:
  94-1 A4 CMO
   7.80%, 9/15/04          AA         3,350       3,417
  94-1 C2 CMO
   9.35%, 9/15/04          BBB        4,378       4,484
# National Car Rental
  Financing Ltd., Series
  96-1 A4
   7.35%, 10/20/03         N/R        4,850       4,808
Security Pacific Home
  Equity Trust,
  Series:
  91-A A2
   8.90%, 3/10/06          AAA        1,235       1,241
  91-AB
   10.50%, 3/10/06         A+         7,585       7,768
-------------------------------------------------------
GROUP TOTAL                                      27,577
-------------------------------------------------------
ASSET BACKED MORTGAGES (1.3%)
Advanta Mortgage Loan
  Trust, Series 96-2 A5
   8.08%, 6/25/27          AAA        8,940       9,060
Champion Home Equity Loan
  Trust, Series 96-2 A4
   8.00%, 9/25/28          AAA        6,800       6,864
IMC Home Equity Loan
  Trust, Series 96-3 A7
   8.05%, 8/25/26          AAA        6,717       6,795
-------------------------------------------------------
GROUP TOTAL                                      22,719
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (0.4%)
Federal Home Loan
  Mortgage Corporation,
  Series 92-1398 I Inv Fl
  IO
   9.10%, 10/15/07         Agy        2,471       2,161
Federal National Mortgage
  Association,
  Series:
  90-118S Inv Fl
   29.569%, 9/25/20        Agy        1,580       2,232
  92-33S Inv Fl
   10.89%, 3/25/22         Agy        2,230       2,157
-------------------------------------------------------
GROUP TOTAL                                       6,550
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (6.6%)
American Housing Trust V
  1G
   9.125%, 4/25/21         AAA        6,500       6,567
Citicorp Mortgage Securities,
  Inc. REMIC, Series 90-11A 5
   9.50%, 7/25/20          AAA          837         851
CMC Securities Corp. IV,
  Series 94-G A4
   7.00%, 9/25/24          AAA        5,822       5,193

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                  (++)RATINGS        FACE
                    (STANDARD      AMOUNT        VALUE
                    & POOR'S)       (000)      (000)(+)
-------------------------------------------------------
sec. First Boston
  Mortgage Securities
  Corp., Series 92-4 B1
   8.125%, 10/25/22
   (acquired 1/25/93-
   12/9/93, cost $4,101)   A      $   4,322  $    4,152
GE Capital Mortgage Services,
  Inc., Series 94-24 A4
   7.00%, 7/25/24          AAA        7,861       7,018
sec.## Kidder Peabody
  Funding Corp., Series
  92-4 B2
   8.47%, 5/28/22
   (acquired
   8/5/92-12/9/93,
   cost $3,925)            N/R        3,913       3,834
Mid-State Trust II,
  Series 88-A4
   9.625%, 4/1/03          AAA        1,800       1,958
Prudential Home Mortgage
  Securities Co., Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05          AAA        1,232       1,233
  +# 92A-B2 4
   7.90%, 4/28/22          A1        11,188       9,704
  sec.+ 93-17 B1
   6.50%, 3/1/23
   (acquired
   4/14/93-10/13/94, cost
   $6,353)                 A2         6,643       6,373
  #93-B B1
   7.836%, 4/28/23         AA         8,453       8,372
  #94-A 3B3
   6.802%, 4/28/24         N/R       11,384      10,267
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series:
  92-S2 M
   8.00%, 1/25/22          AA         5,817       5,885
  92-S15 A5
   8.00%, 5/25/07          AAA           57          57
  93-MZ2 A2
   7.47%, 5/30/23          AA         7,000       6,659
  sec. 93-MZ3 A2
   6.97%, 8/28/23
   (acquired 7/17/95,
   cost $7,274)            N/R        7,821       7,140
  sec. 94-S1 A19
   6.75%, 1/25/24
   (acquired
   5/22/95-12/19/95,
   cost $10,988)           AAA       11,639      10,812
  95-R20 A5
   7.50%, 12/25/25         AAA        8,441       8,205
Rural Housing Trust,
  Series 87-1M
   3.33%, 4/1/26           A-         7,728       7,145
Ryland Mortgage
  Securities Corp.,
  Series 94-7B 4A2
   7.50%, 8/25/25          AAA        7,500       7,046
Saxon Mortgage Securities
  Corp., Series 93-4 1B
   7.25%, 6/25/24          AAA          250         226
-------------------------------------------------------
GROUP TOTAL                                     118,697
-------------------------------------------------------
COMMERCIAL MORTGAGES (6.1%)
 + American Southwest
  Financial Securities
  Corp., Series 95-C1 A1B
   7.40%, 11/17/04         Aaa        8,075       8,166
Asset Securitization
  Corp., Series 95-MD4 A1
   7.10%, 8/13/29          AAA        9,883       9,746
# Carousel Center
  Finance, Inc., Series 1
  A1
   6.828%, 11/15/07        AA         6,200       6,063
CBM Funding Corp., Series
  96-1 A3PI
   7.08%, 2/1/13           AA         7,450       7,313
# Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15          AA         5,692       5,970
# Crystal Run
  Properties, Series A
   7.393%, 8/15/11         AA         8,500       8,445
+# DeBartolo Capital
  Corp., Series A2
   7.48%, 5/1/04           Aaa        6,650       6,786
DLJ Mortgage Acceptance Corp.,
  Series:
  # 95-CF2 S2 IO
   1.645%, 12/17/27        BBB       48,300       4,644
  # 96-CF1 A1B
   7.58%, 3/13/28          AAA        5,350       5,401
J.P. Morgan Commercial
  Mortgage Finance Corp.,
  Series 95-C1 A1
   7.268%, 7/25/10         AAA        6,968       6,976
# Lakewood Mall Finance
  Co., Series 95-C1 A
   7.00%, 8/13/10          AA         7,000       6,799
Merrill Lynch Mortgage
  Investors, Inc., Series
  96-C1 A3
   7.42%, 4/25/28          AAA       11,500      11,481
Mortgage Capital Funding, Inc.,
  Series 95-MC1 A1B
   7.60%, 5/25/27          AAA       10,750      10,837
Nomura Asset Securities Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18         N/R          200         203
  94-MD1 A3
   8.026%, 3/15/18         N/R        4,249       4,424

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     FIXED INCOME
                       PORTFOLIO

                     (++)RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)      (000)(+)
-------------------------------------------------------
#  Prime Property
  Funding,
  Series 1A
   6.633%, 7/23/03         AA     $   7,000  $    6,828
-------------------------------------------------------
GROUP TOTAL                                     110,082
-------------------------------------------------------
ENERGY (0.8%)
#  Excel Paralubes
  Funding
   7.43%, 11/1/15          A-         6,700       6,425
Mobile Energy Services
   8.665%, 1/1/17          BBB-       6,907       7,022
-------------------------------------------------------
GROUP TOTAL                                      13,447
-------------------------------------------------------
FINANCE (6.1%)
## Bank of Hawaii,
  Honolulu
   5.55%, 11/25/96         A          6,000       6,000
## Caterpillar Financial
  Services
   5.513%, 6/20/97         A         11,000      11,003
# Farmers Insurance
  Exchange
   8.625%, 5/1/24          BBB-       9,750       9,673
# First Hawaiian Bank,
  Series A
   6.93%, 12/1/03          A          4,950       4,785
First National Bank of
  Chicago, Series 93-A
   8.08%, 1/5/18           AA-        7,825       8,109
First Union REIT
   8.875%, 10/1/03         BB-        3,325       3,008
John Hancock Surplus Note
   7.375%, 2/15/24         AA         7,200       6,740
# Massachusetts Mutual
  Life Insurance Co.
   7.625%, 11/15/23        AA-        5,800       5,641
# Metropolitan Life Insurance
  Co.
   7.45%, 11/1/23          AA         8,450       7,722
(#) Mutual Life Insurance
  Co. of New York
   0.00%, 8/15/24          BBB        6,625       6,200
# Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24          AA-        8,660       7,932
# New York Life
  Insurance Co.
   7.50%, 12/15/23         AA         8,700       8,174
# Principal Mutual Life
  Insurance Co., Series
  95-2 A6
   7.875%, 3/1/24          AA-        5,950       5,684
# Prudential Insurance
  Co.
   8.30%, 7/1/25           A          5,975       5,954
Reliance Group Holdings
   9.00%, 11/15/00         BB+        6,005       6,065
## United Savings of
  Texas
   8.05%, 5/15/98          BB+        6,100       6,082
-------------------------------------------------------
GROUP TOTAL                                     108,772
-------------------------------------------------------
FOREIGN GOVERNMENTS (2.9%)
Government of Germany
   7.50%, 9/9/04         AAA    DEM 23,300      16,749
Kingdom of Denmark
   8.00%, 3/15/06        AA+    DKK 93,900      17,178
United Kingdom
   9.75%, 8/27/02        AAA    GBP  9,875      17,258
------------------------------------------------------
GROUP TOTAL                                     51,185
------------------------------------------------------
[ ] HEDGED MORTGAGES (1.7%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  1415-S Inv Fl IO
  CMO
   19.75%, 11/15/07      Agy   $     3,612       1,535
  1476-S Inv Fl IO
  REMIC PAC
   4.431%, 2/15/08       Agy        35,107       3,532
  1485-S Inv Fl IO
  REMIC
   4.10%, 3/15/08        Agy        35,391       2,760
  1600-SA Inv Fl IO
  REMIC
   2.50%, 10/15/08       Agy        67,639       3,402
Federal National
  Mortgage Association,
  Series:
  91-46 S Inv Fl CMO
   1252.344%, 5/25/21    Agy            19         570
  91-90 S Inv Fl CMO
   547.044%, 7/25/21     Agy            58         771
  92-186 S Inv Fl IO
   3.431%, 10/25/07      Agy        64,376       4,802
  94-33 S Inv Fl IO
   2.569%, 3/25/09       Agy        94,842       4,647
  G 92-53 S Inv Fl IO
  REMIC
   33.469%, 9/25/22      Agy         3,075       2,331
  G 92-63 S Inv Fl IO
   3.819%, 11/25/22      Agy        16,542       1,451
  G 94-2 S Inv Fl IO
  REMIC
   2.569%, 1/25/24       Agy        78,147       4,228
------------------------------------------------------
GROUP TOTAL                                     30,029
------------------------------------------------------
INDUSTRIALS (5.8%)
## Blue Bell Funding
   11.85%, 5/1/99        BB-         4,252       4,215
Comcast Corp.
   9.375%, 5/15/05       BB-         8,200       8,303
Digital Equipment Corp.
   8.625%, 11/1/12       BB+        10,015       9,600

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                    (++)RATINGS       FACE
                      (STANDARD     AMOUNT        VALUE
                      & POOR'S)      (000)      (000)(+)
-------------------------------------------------------
DR Securitized Lease
  Trust,
  Series:
  93-K1 A1
   6.66%, 8/15/10          BB-    $   3,365  $    2,499
  94-K1 A1
   7.60%, 8/15/07          BB-        3,390       2,807
DR Structured Finance,
  Series 94 K2
   9.35%, 8/15/19          BB-        3,600       2,978
Federated Department Stores, Inc.
   8.125%, 10/15/02        BB-        6,980       7,059
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10           BB-        3,500       2,998
Owens-Illinois, Inc.
   11.00%, 12/1/03         BB         4,100       4,479
 #  Oxymar
   7.50%, 2/15/16          BBB        5,420       5,046
Paramount Communications, Inc.
   8.25%, 8/1/22           BB+       10,947       9,866
RJR Nabisco, Inc.
   8.75%, 4/15/04          BBB-       6,610       6,533
Rhone-Poulenc Rorer, Inc.
   8.62%, 1/5/21           BBB+       7,300       7,626
Scotia Pacific Holding Co.
   7.95%, 7/20/15          BBB        6,692       6,767
Southland Corp.
   5.00%, 12/15/03         BB+        9,274       7,384
(+++) Time Warner, Inc.
   9.15%, 2/1/23           BBB-       8,240       8,708
Unisys Corp.
   10.625%, 10/1/99        B+         6,650       6,750
-------------------------------------------------------
GROUP TOTAL                                     103,618
-------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
sec. Household Bank,
  Series 85-1
   7.94%, 5/1/02
   (acquired 6/22/94,
   cost $345)              N/R          365         363
sec.## Magnolia Federal
  Bank, Series 84-2
   9.129%, 10/1/07
   (acquired 5/1/87, cost
   $902)                   N/R          959         976
-------------------------------------------------------
GROUP TOTAL                                       1,339
-------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.6%)
Bank of America, Series A
   8.375%, 5/1/07          AAA           21          21
Marine Midland Bank NA,
  Series 91-1 A7
   8.50%, 4/25/22          AA             6           6
## Resolution Trust
  Corp., Series 92-5 C
   8.62%, 1/25/26          AA         5,482       5,583
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11           AA         5,365       5,090
Ryland Mortgage
  Securities Corp.,
  Series 93-A1 A
   7.45%, 1/28/23          AAA          270         257
+ Town & Country Funding Corp.
   5.85%, 8/15/98          Aa2          550         542
-------------------------------------------------------
GROUP TOTAL                                      11,499
-------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (1.6%)
Federal National Mortgage
  Association,
  Series:
  249 1 PO
   10/25/23                Agy       18,000      10,995
  254 1 PO
   1/1/24                  Agy        5,163       3,367
  260 1 PO
   4/1/24                  Agy        6,889       4,435
  93-205 G PO REMIC
   9/25/23                 Agy        4,283       2,263
  93-235 H PO REMIC
   9/25/23                 Agy        1,793       1,197
  93-237 E PO REMIC
   11/25/23                Agy        5,542       3,696
  93-243 C PO REMIC
   11/25/23                Agy        1,170         741
  94-25 C PO REMIC
   11/25/23                Agy        2,742       1,706
-------------------------------------------------------
GROUP TOTAL                                      28,400
-------------------------------------------------------
TELEPHONES (2.4%)
Comcast Cellular Corp.,
  Series:
  A,
  Zero Coupon, 3/5/00      BB-        8,325       5,848
  B,
  Zero Coupon, 3/5/00      BB-        2,675       1,879
Lenfest Communications, Inc.
   8.375%, 11/1/05         BB+        7,225       6,798
(#) MFS Communications Co., Inc.
   0.00%, 1/15/06          B          6,855       4,790
Rogers Cablesystems
   10.00%, 3/15/05         BB+        8,300       8,425
TCI Communications, Inc.
   7.875%, 2/15/26         BBB-       1,450       1,260
Tele-Communications, Inc.
   9.25%, 1/15/23          BBB-       6,915       6,728
   9.875%, 6/15/22         BBB-       6,355       6,806
-------------------------------------------------------
GROUP TOTAL                                      42,534
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     FIXED INCOME
                       PORTFOLIO

                     (++)RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)     (000)(+)
-------------------------------------------------------
TRANSPORTATION (0.5%)
 #  Jet Equipment Trust
  Series 95-5A C
   10.69%, 5/1/15          BBB-   $   7,925  $    9,393
-------------------------------------------------------
U.S. TREASURY SECURITIES (24.1%)
U.S. Treasury Bond
   8.75%, 8/15/20          Tsy       52,095      62,083
U.S. Treasury Notes
   6.125%, 5/15/98         Tsy       80,250      80,350
   7.00%, 4/15/99          Tsy       27,125      27,625
   7.125%, 9/30/99         Tsy       52,000      53,170
   7.50%, 2/15/05          Tsy      163,975     172,557
U.S. Treasury Strips
  PO
   5/15/18                 Tsy       73,000      15,636
   8/15/20                 Tsy      109,750      19,932
-------------------------------------------------------
GROUP TOTAL                                     431,353
-------------------------------------------------------
YANKEE (2.0%)
+(#) Brazil Par Series Z-L
   4.25%, 4/15/24          B1         7,300       4,334
# Paiton Energy Funding
   9.34%, 2/15/14          BBB-       7,295       7,392
## Republic of Argentina
   5.00%, 3/31/23          BB-       17,560      10,251
United Mexican States
   6.25%, 12/31/19         BB        11,025       7,621
YPF SA
   7.50%, 10/26/02         BBB        5,403       5,436
-------------------------------------------------------
GROUP TOTAL                                      35,034
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $1,752,642)                            1,766,122
-------------------------------------------------------
RIGHTS (0.0%)
-------------------------------------------------------
                                   SHARES
                                   ------
*@ Mexico Recovery Rights,
  expiring 6/30/03 (Cost $0)      11,025,000         --
-------------------------------------------------------
STRUCTURED INVESTMENT (0.3%)-SEE NOTE A7
-------------------------------------------------------
                                    FACE
                                   AMOUNT
                                    (000)
                                   -------
Morgan Guaranty Trust Company,
  11/20/05; monthly payments
  equal to 1% per annum of the
  outstanding notional balance,
  indexed to GNMA ARM pools
  (Cost $6,574)                   $ 185,856       6,031
-------------------------------------------------------
CASH EQUIVALENTS (41.4%)
-------------------------------------------------------
Short-term Investments
  Held as Collateral for
  Loaned Securities
  (6.4%)                            114,216     114,216
-------------------------------------------------------
COMMERCIAL PAPER (28.4%)
American Express Credit Corp.
   5.30%, 10/15/96                   30,000      29,938
Banc One Corp.
   5.33%, 10/29/96                   30,000      29,876
CIT Group Holdings, Inc.
   5.30%, 10/17/96                   30,000      29,929
Colgate-Palmolive Co.
   5.39%, 11/13/96                   30,000      29,807
Commercial Credit Co.
   5.32%, 10/25/96                   30,000      29,894
Dun & Bradstreet Corp.
   5.36%, 10/24/96                   30,000      29,897
Ford Motor Credit Corp.
   5.36%, 10/10/96                   30,000      29,960
General Electric Credit Corp.
   5.28%, 11/1/96                    30,000      29,864
Household Finance Corp.
   5.28%, 10/16/96                   30,000      29,934
Motorola Corp.
   5.28%, 10/24/96                   30,000      29,899
Prudential Funding Corp.
   5.38%, 10/28/96                   30,000      29,879
Raytheon Corp.
   5.33%, 10/15/96                   30,000      29,938
Shell Oil Co.
   5.33%, 10/8/96                    30,000      29,969
Transamerica Financial Corp.
   5.30%, 11/21/96                   30,000      29,774
Warner-Lambert Co.
   5.28%, 10/2/96                    30,000      29,996
Weyerhaeuser Corp.
   5.28%, 10/7/96                    30,000      29,973
Xerox Corp.
   5.35%, 10/18/96                   30,000      29,924
-------------------------------------------------------
GROUP TOTAL                                     508,451
-------------------------------------------------------
REPURCHASE AGREEMENT (6.6%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/1/96,
  to be repurchased at $119,168,
  collateralized by various U.S.
  Government Obligations, due
  10/3/96-7/17/98, valued at
  $120,342                          119,150     119,150
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $741,817)          741,817
-------------------------------------------------------
TOTAL INVESTMENTS (140.4%) (Cost $2,501,033)  2,513,970
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                                                  VALUE
                                                (000)(+)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-40.4%)
Cash                                         $    6,317
Interest Receivable                              17,365
Receivable for Investments Sold                 133,765
Receivable for Fund Shares Sold                  26,281
Unrealized Gain on Forward Foreign
  Currency Contracts                              1,401
Other Assets                                         20
Payable for Investments Purchased              (760,473)
Payable for Fund Shares Redeemed                   (721)
Payable for Investment Advisory Fees             (1,570)
Payable for Administrative Fees                    (112)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (13)
Payable for Daily Variation on Futures
  Contracts                                         (67)
Written Interest Rate Floors, at Value          (31,171)
Collateral on Securities Loaned, at Value      (114,216)
Other Liabilities                                  (630)
                                             ----------
                                               (723,824)
-------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------
Applicable to 151,295,871 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $1,790,146
-------------------------------------------------------
NET ASSET VALUE PER SHARE                    $    11.83
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $1,732,994
Undistributed Net Investment Income (Loss)       42,529
Undistributed Realized Net Gain (Loss)              298
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          12,937
  Foreign Currency Transactions                   1,438
  Futures and Written Floors                        (50)
-------------------------------------------------------
NET ASSETS                                   $1,790,146
-------------------------------------------------------

---------------------------------------------------------
sec.   Restricted Security-Total market value of
       restricted securities owned at September 30, 1996
       was $33,650 or 1.9% of net assets.
(+)    See Note A1 to Financial Statements.
(++)   Ratings are unaudited.
*      Non-income producing security.
#      144A security. Certain conditions for public sale
       may exist.
(+++)  A portion of these securities was pledged to cover
       margin requirements for futures contracts.
+      Moody's Investor Service, Inc. rating. Security is
       not rated by Standard & Poor's Corporation.
(#)    Step Bond-Coupon increases in increments to
       maturity. Rate disclosed is as of September 30,
       1996. Maturity date disclosed is the ultimate
       maturity.
##     Variable or floating rate security-rate disclosed
       is as of September 30, 1996.
[ ]    Securities purchased with proceeds from written
       floors. See Note A6 to Financial Statements.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation
DEM    German Mark
DKK    Danish Krone
GBP    British Pound
Inv Fl Inverse Floating Rate-Interest rate fluctuates with
       an inverse relationship to an associated interest
       rate. Indicated rate is the effective rate at
       September 30, 1996.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc.,
       Standard & Poor's Corporation or Fitch.
PAC    Planned Amortization Class
PO     Principal Only
REIT   Real Estate Investment Trust
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
       A8 to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (98.7%)

-------------------------------------------------------------
                        (++)RATINGS          FACE
                          (STANDARD        AMOUNT     VALUE
  SEPTEMBER 30, 1996      & POOR'S)         (000)   (000)(+)
-------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (43.1%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   10.00%, 11/1/20            Agy         $    464  $    499
   11.00%, 5/1/20             Agy              276       304
  Gold Pools:
   7.00%, 4/1/24-11/1/24      Agy              943       916
   10.00%, 9/1/17             Agy              500       538
   10.50%, 4/1/26             Agy              600       655
   12.00%, 11/1/19            Agy              111       123
  October TBA
   7.00%, 4/25/25             Agy            1,125     1,094
   7.50%, 6/15/23-6/15/26     Agy           23,400    23,177
Federal National
  Mortgage Association
  Conventional Pools:
   9.00%, 11/1/08-12/1/08     Agy              448       471
   9.50%, 2/1/20-8/1/21       Agy            1,174     1,255
   10.00%, 5/1/22             Agy              173       187
   10.50%, 12/1/17            Agy              500       549
   11.50%, 9/1/25             Agy              225       252
  October TBA
   7.50%, 10/1/23             Agy            3,575     3,533
   8.00%, 6/15/25             Agy            1,250     1,261
Government National Mortgage
  Association
  Various Pools:
   10.00%, 9/15/18-1/15/19    Agy               45        49
   10.50%, 5/15/19-2/15/25    Agy              717       794
   11.00%, 12/15/09-1/15/10   Agy               39        44
   12.00%, 12/15/12-3/15/15   Agy              152       175
  October TBA
   7.50%, 7/15/22-3/15/26     Agy            5,300     5,235
-------------------------------------------------------------
GROUP TOTAL                                           41,111
-------------------------------------------------------------
ASSET BACKED CORPORATES (2.6%)
sec. Aegis Auto Receivables
  Trust, Series 95-1 A
   8.60%, 3/20/02 (acquired
   5/1/96, cost $423)         N/R              417       423
## Airplanes Pass Through
  Trust, Series 1 B
   6.522%, 3/15/19            A                157       157
ALPS,
  Series:
  94-1 A4 CMO
   7.80%, 7/15/99             AA               100       102
  94-1 A4 CMO
   7.80%, 9/15/04             AA                50        51
Americredit Automobile
  Receivables Trust, Series
  96-B A
   6.50%, 1/12/02             AAA              681       681
# National Car Rental
  Financing Ltd., Series
  96-1 A4
   7.35%, 10/20/03            N/R              375       372
Security Pacific Home Equity
  Trust, Series 91-A A2
   8.90%, 3/10/06             AAA               32        32
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03              AAA              662       661
-------------------------------------------------------------
GROUP TOTAL                                            2,479
-------------------------------------------------------------
ASSET BACKED MORTGAGES (1.4%)
Cityscape Home Equity Loan,
  Series 96-3 A8
   7.65%, 8/25/26             AAA              450       443
Contimortgage Home Equity
  Loan Trust, Series 96-3 A7
   8.04%, 9/15/27             AAA              400       402
IMC Home Equity Loan Trust,
  Series 96-3 A7
   8.05%, 8/25/26             AAA              450       455
-------------------------------------------------------------
GROUP TOTAL                                            1,300
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (0.4%)
Collateralized Mortgage
  Obligation Trust, Series
  86-16 Q Inv Fl
   12.00%, 3/20/18            AAA              155       155
## Federal Home Loan
  Mortgage Corporation,
  Series 1632 SA
   5.657%, 11/15/23           Agy              300       214
-------------------------------------------------------------
GROUP TOTAL                                              369
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (6.8%)
Chemical Mortgage
  Securities, Inc. Series
  96-1 A9
   7.25%, 1/25/26             AAA              398       381
Citicorp Mortgage Securities, Inc.,
  Series:
  90-11A5
   9.50%, 7/25/20             AAA               35        36
  94-7 A5
   6.25%, 4/25/24             AAA              550       457
  # 95-2 B1
   7.50%, 4/25/25             AA               420       406
  sec. 95-3 A6
   7.50%, 11/25/25 (acquired
   11/2/95, cost $322)        AAA              347       338

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                      (++)RATINGS             FACE
                        (STANDARD           AMOUNT     VALUE
                        & POOR'S)            (000)  (000)(+)
------------------------------------------------------------
Countrywide Mortgage Backed
  Securities, Inc., Series
  93-C A11
   6.50%, 1/25/24             AAA         $    242  $    221
Delta Funding Home Equity
  Loan Trust, Series 96 2 A5
   8.01%, 10/25/27            AAA              434       435
sec. First Boston Mortgage
  Securities Corp., Series
  93-5 B1
   7.30%, 7/25/23 (acquired
   7/19/95, cost $230)        N/R              242       227
GE Capital Mortgage
  Services, Inc.,
  Series:
  92-10A F
   7.50%, 8/25/22             AAA              250       240
  94-24 A4
   7.00%, 7/25/24             AAA              218       195
  94-27 A6
   6.50%, 7/25/24             AAA              250       215
sec.+ Independent National
  Mortgage Corp., Series
  94-O B1
   7.875%, 9/25/24 (acquired
   11/9/95, cost $245)        A2               246       236
Mid-State Trust II Series
  88-2 A4
   9.625%, 4/1/03             AAA              100       109
PNC Mortgage Securities
  Corp.,
  Series:
  94-3 A8
   7.50%, 7/25/24             AAA              150       141
  sec. 96-1 B1
   7.50%, 6/25/26, (acquired
   4/15/96, cost $434)        AA               449       436
Prudential Home Mortgage
  Securities Co., Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05             AAA               42        42
  sec. 95-2 M
   8.50%, 6/25/25 (acquired
   4/8/95, cost $272)         AA               274       279
Residential Funding Mortgage
  Securities Co., Inc.,
  Series:
  sec. 93-MZ3 A2
   6.97%, 8/28/23 (acquired
   7/17/95-4/22/96, cost
   $507)                      N/R              550       502
  sec. 93-S27 M2
   7.50%, 6/25/23 (acquired
   7/21/95, cost $233)        A                242       232
  sec. 93-S43 A10
   6.50%, 11/25/23 (acquired
   6/12/95, cost $224)        AAA              242       221
  95-R20 A5
   7.50%, 12/25/25            AAA              248       241
  95-S16 A7
   7.50%, 11/25/25            AAA              297       289
  95-S17 A8
   7.50%, 12/25/25            AAA              273       265

------------------------------------------------------------
Rural Housing Trust, Series
  87-1 M
   3.33%, 4/1/26              A-               384       355
------------------------------------------------------------
GROUP TOTAL                                            6,499
------------------------------------------------------------
COMMERCIAL MORTGAGES (5.0%)
American Southwest Financial
  Securities Corp.,
  Series:
  93-2 S1 IO
   1.078%, 1/18/09            N/R            7,002       369
  + 95-C1 A1B
   7.40%, 11/17/04            Aaa              225       228
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27             AAA              222       225
  95-MD4 A1
   7.10%, 8/13/29             AAA              272       268
  ##  95-MD4 ACS2 IO
   2.41%, 8/13/29             N/R            1,704       302
# Carousel Center Finance,
  Inc., Series 1 B
   7.188%, 11/15/07           A                325       318
CBM Funding Corp., Series
  96-1 A3PI
   7.08%, 2/1/13              AA               250       245
# Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15             AA               245       257
# CVM Finance Corp.
   7.19%, 3/1/04              AA               439       438
#+ DeBartolo Capital
  Corp., Series A2
   7.48%, 5/1/04              Aaa              150       153
DLJ Mortgage Acceptance
  Corp.,
  Series:
# 95-CF 2 A3
   7.05%, 12/17/27            A                400       383
# 96-CF1 A1B
   7.58%, 3/13/28             AAA              375       379
# Equitable Life Assurance
  Society of the U.S.,
  Series 1 A
   6.633%, 7/23/03            AA               250       244
J.P. Morgan Commercial
  Mortgage Finance Corp.,
  Series 95-C1 A1
   7.268%, 7/25/10            AAA              151       151
# Lakewood Mall Finance
  Co., Series 95-C1 A
   7.00%, 8/13/10             AA               125       121
Merrill Lynch Mortgage
  Investors, Inc., Series
  96-C1 A3
   7.42%, 4/25/28             AAA              275       275
Mortgage Capital Funding,
  Inc., Series 95-MC1 A1B
   7.60%, 5/25/27             AAA              225       227

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       DOMESTIC FIXED
                      INCOME PORTFOLIO

                      (++)RATINGS             FACE
                        (STANDARD           AMOUNT     VALUE
(CONT'D)                & POOR'S)            (000)  (000)(+)
------------------------------------------------------------
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18            N/R         $    100  $    101
   ##  94-MD1 A2
   7.673%, 3/15/18            N/R              125       127
------------------------------------------------------------
GROUP TOTAL                                            4,811
------------------------------------------------------------
ENERGY (0.5%)
# Excel Paralubes Funding
   7.43%, 11/1/15             A-               450       432
------------------------------------------------------------
FINANCE (6.4%)
 ##  Caterpillar Financial
  Services
   5.513%, 6/20/97            A                250       250
+ ##  Corestates Capital Corp.
   5.49%, 10/16/96            A1               575       575
+ ##  Dean Witter Discover &
  Co.
   5.70%, 11/15/96            A1               325       325
# Fifty-Seventh Street
  Associates
   7.125%, 6/1/17             A                573       535
# First Hawaiian Bank,
  Series A
   6.93%, 12/1/03             A                250       242
First National Bank of
  Chicago, Series 93-A
   8.08%, 1/5/18              AA-              175       181
 ##  International Lease
  Finance
   6.00%, 10/15/97            A+               500       502
John Hancock Surplus Note
   7.375%, 2/15/24            AA               500       468
 ##  Marshall & Ilsley Bank
   5.525%, 5/26/97            A+               425       425
# Massachusetts Mutual
  Life Insurance Co.
   7.625%, 11/15/23           AA-              550       535
# Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23             AA               375       343
 ##  NationsBank Texas
   5.50%, 6/18/97             A+               250       250
# Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24             AA-              350       320
# New York Life Insurance
  Co.
   7.50%, 12/15/23            AA               570       535
# Principal Mutual Life
  Insurance Co., Series 95-2
  A6
   7.875%, 3/1/24             AA-              250       239
# Prudential Insurance Co.
   8.30%, 7/1/25              A                375       374
------------------------------------------------------------
GROUP TOTAL                                            6,099
------------------------------------------------------------
[ ] HEDGED MORTGAGES (0.1%)
Federal Home Loan Mortgage
  Corporation, Series
  1699-SD Inv Fl IO REMIC
   2.50%, 3/15/24             Agy            1,988       128
------------------------------------------------------------
INDUSTRIALS (0.3%)
Philip Morris Cos., Inc.
   6.375%, 2/1/06             A                360       333
------------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.4%)
sec. ##  Gemsco Mortgage Pass
  thru Certifcate, Series
  83-TX A
   8.635%, 11/25/10
   (acquired 9/9/88, cost
   $303)                      AA               329       332
 ##  Resolution Trust Corp.,
  Series 92-5 C
   8.62%, 1/25/26             AA                54        55
------------------------------------------------------------
GROUP TOTAL                                              387
------------------------------------------------------------
TRANSPORTATION (0.4%)
# Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12            A                295       343
------------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (1.1%)
Federal National Mortgage
  Association,
  Series:
  96-34 C PO
    3/25/23                   Agy              525       219
  249 1 PO
    10/25/23                  Agy              775       474
  254 1 PO
    1/1/24                    Agy              239       156
  260 1 PO
    4/1/24                    Agy              322       207
------------------------------------------------------------
GROUP TOTAL                                            1,056
------------------------------------------------------------
U.S. TREASURY SECURITIES (30.2%)
(+++) U.S. Treasury Bond
   8.75%, 8/15/20             Tsy            4,600     5,482
U.S. Treasury Notes
   6.125%, 5/15/98            Tsy            3,750     3,755
   7.00%, 4/15/99             Tsy            8,700     8,861
   7.125%, 9/30/99            Tsy            3,950     4,039
   7.50%, 2/15/05             Tsy            4,450     4,683
U.S. Treasury Strip, PO
   8/15/20                    Tsy           10,675     1,938
------------------------------------------------------------
GROUP TOTAL                                           28,758
------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $94,026)          94,105
------------------------------------------------------------
CASH EQUIVALENTS (41.6%)
------------------------------------------------------------
COMMERCIAL PAPER (36.7%)
American Express Credit
  Corp.
   5.30%, 10/15/96                           2,700     2,695
Aon Corp.
   5.30%, 10/4/96                            2,700     2,699
Bell Atlantic
   5.28%, 10/10/96                           2,700     2,696

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                              FACE
                                            AMOUNT   VALUE
                                             (000)  (000)(+)
------------------------------------------------------------
Colgate-Palmolive Co.
   5.39%, 11/13/96                        $  2,700  $  2,683
Commercial Credit Co.
   5.32%, 10/25/96                           2,700     2,690
Ford Motor Credit Corp.
   5.36%, 10/10/96                           2,700     2,696
General Electric Credit
  Corp.
   5.28%, 11/1/96                            2,700     2,688
Heinz (HJ) Co.
   5.30%, 11/12/96                           2,700     2,683
Motorola, Inc.
   5.28%, 10/24/96                           2,700     2,691
PHH Corp.
   5.30%, 10/31/96                           2,700     2,688
Raytheon Corp.
   5.27%, 10/28/96                           2,700     2,689
Warner Lambert Co.
   5.28%, 10/2/96                            2,700     2,700
Xerox Corp.
   5.28%, 10/23/96                           2,700     2,691
------------------------------------------------------------
GROUP TOTAL                                           34,989
------------------------------------------------------------
REPURCHASE AGREEMENT (4.9%)
Chase Securities, Inc. 5.60%, dated
  9/30/96, due 10/1/96, to be
  repurchased at $587, collateralized
  by various U.S. Government
  Obligations, due 10/3/96-7/17/98,
  valued at $593                               587       587
Goldman Sachs 5.65%, dated 9/30/96, due
  10/1/96, to be repurchased at $2,041,
  collateralized by U.S. Treasury
  Bonds, 8.75%, due 5/15/17, valued at
  $2,089                                     2,041     2,041
Merrill Lynch 5.50%, dated
  9/30/96, due 10/1/96, to
  be repurchased at $2,041,
  collateralized by U.S.
  Treasury Bills, due
  12/31/96, valued at $2,091                 2,041     2,041
------------------------------------------------------------
GROUP TOTAL                                            4,669
------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $39,658)                 39,658
------------------------------------------------------------
TOTAL INVESTMENTS (140.3%) (Cost $133,684)           133,763
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-40.3%)
Cash                                                       1
Interest Receivable                                      798
Receivable for Investments Sold                        5,354
Other Assets                                               2
Payable for Investments Purchased                    (44,371)
Payable for Investment Advisory Fees                     (81)
Payable for Administrative Fees                           (6)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                             (1)
Payable for Daily Variation on Futures Contracts          (4)
Written Interest Rate Floors, at Value                   (68)
Other Liabilities                                        (25)
                                                     (38,401)
------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------
Applicable to 8,759,409 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                        95,362
------------------------------------------------------------
NET ASSET VALUE PER SHARE                              10.89
------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                       95,004
Undistributed Net Investment Income (Loss)             1,348
Undistributed Realized Net Gain (Loss)                (1,139)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                   79
  Futures and Written Floors                              70
------------------------------------------------------------
NET ASSETS                                            95,362
------------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at September 30,
        1996 was $3,226 or 3.4% of net assets.
(+)    See Note A1 to Financial Statements.
(++)   Ratings are unaudited.
#      144A security. Certain conditions for public
        sale may exist.
(+++)  A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
+      Moody's Investor Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
 ##    Variable or floating rate security-rate
        disclosed is as of September 30, 1996.
[ ]    Security purchased with proceeds from written
        floors. See Note A6 to Financial Statements.
Inv Fl Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at September 30, 1996.
CMO    Collateralized Mortgage Obligation
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (95.7%)
(UNLESS OTHERWISE NOTED)

-------------------------------------------------------
                     (++)RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
SEPTEMBER 30, 1996     & POOR'S)        (000)  (000)(+)
-------------------------------------------------------
ASSET BACKED CORPORATES (2.2%)
#  ALPS, Series 96-1 D
   12.75%, 6/15/06           BB-    $   6,400  $  6,592
-------------------------------------------------------
CABLE (12.5%)
Cablevision Systems Corp.
   9.25%, 11/1/05            B          1,425     1,382
   9.875%, 5/15/06           B          4,175     4,185
Comcast Corp. (Convertible)
   1.125%, 4/15/07           BB-        5,750     2,631
Lenfest Communications,
  Inc.
   8.375%, 11/1/05           BB+        6,090     5,730
   #   10.50%, 6/15/06       BB-        1,075     1,108
(#) Marcus Cable Co.
   0.00%, 12/15/05           B          7,025     4,768
Rogers Cablesystems
   10.00%, 3/15/05           BB+        4,300     4,364
* TCI Pacific
  Communications, 5.00%,
  7/31/06
  (Convertible Preferred
  Stock)                     BB-    (1)27,175     2,534
# Time Warner, Inc.,
  Series K, 10.25%
  (Preferred Stock)          BB+     (1)6,133     6,440
(#) Telewest plc
   0.00%, 10/1/07            BB         5,785     3,681
-------------------------------------------------------
GROUP TOTAL                                      36,823
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (7.5%)
sec.(##) CBA Mortgage Corp.,
  Series 93-C1 E
   7.153%, 12/25/03
   (acquired 8/18/95, cost
   $1,349)                   BB         1,675     1,412
+ Citicorp Mortgage Securities,
  Inc.,
  Series 90-8 A7
   9.50%, 6/25/05            Ba1        2,286     1,645
# CMC Securities Corp.
  IV, Series 94-G B3
   7.00%, 9/25/24            N/R          753       519
sec. Countrywide Funding
  Corp., Series 95-4 B3
   7.50%, 9/25/25 (acquired
   1/19/96, cost $1,166)     N/R        1,467     1,086
sec. DLJ Mortgage
  Acceptance Corp., Series
  94-3 B3
   6.50%, 4/25/24 (acquired
   5/8/95, Cost $933)        N/R        1,397       835
#+ First Boston Mortgage
  Securities Corp.,
  Series 92-4R 2
   8.025%, 10/25/22          Ba3        1,422       978
# GE Capital Mortgage
  Services, Inc., Series
  94-28 B3
   8.00%, 8/25/24            N/R        1,395     1,050

Prudential Home Mortgage
  Securities Co., Inc.,
(#) Series:
  #+ 92-A 3B2
   7.90%, 4/28/22            Baa3       3,900     2,652
  #  95-5 B3
   7.25%, 9/25/25            BB           587       479
  #  95-7 B3
   7.00%, 11/25/25           BB           664       530
  #  95-D B4
   7.539%, 10/28/25          BB         1,667     1,403
  sec. 95-F B2
   6.625%, 12/25/23
   (acquired 11/8/95, cost
   $1,563)                   N/R        2,598     1,721
  sec.+ 96-A B1
   7.963%, 4/15/25
   (acquired 4/18/96, cost
   $2,137)                   Ba2        3,200     2,168
  # 96-5 B3
   7.25%, 4/25/26            N/R        1,472     1,110
Residential Funding
  Mortgage Securities Co.,
  Inc.,
  Series:
  sec. 95-S10 B1
   7.50%, 7/25/25 (acquired
   8/25/95, cost $469)       N/R          618       467
  sec. 95-S11 B1
   7.50%, 11/25/25
   (acquired 8/25/95, cost
   $977)                     N/R        1,288       972
  sec. 95-S16 B3
   7.50%, 11/25/25
   (acquired 9/20/95, cost
   $961)                     N/R        1,245       967
(##) Ryland Mortgage
  Securities Corp., Series
  92-A C1
   8.294%, 3/29/30           BB           700       536
Saxon Mortgage Securities Corp.,
  Series:
  sec. 93-8A B3
   7.30%, 9/25/23 (acquired
   2/9/94, cost $741)        BB           866       610
  # 94-2 B3
   6.75%, 1/25/24            BB         1,600     1,042
-------------------------------------------------------
GROUP TOTAL                                      22,182
-------------------------------------------------------
CONSUMER SERVICES/PRODUCTS (3.3%)
Marvel Parent Holdings,
  Inc.
   Zero Coupon, 4/15/98      B-         4,010     3,118
(#) Six Flags Theme Parks
   0.00%, 6/15/05            B          3,355     2,969
TLC Beatrice International
  Holdings, Inc.
   11.50%, 10/1/05           BB-        3,350     3,509
-------------------------------------------------------
GROUP TOTAL                                       9,596
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                      (++)RATINGS        FACE
                        (STANDARD      AMOUNT     VALUE
                        & POOR'S)       (000)  (000)(+)
-------------------------------------------------------
ENERGY (2.5%)
Flores & Rucks
   9.75%, 10/1/06            B-     $   1,695  $  1,723
Midland Funding II, Series
  A
   11.75%, 7/23/05           B-         2,300     2,467
Nuevo Energy Co.
   9.50%, 4/15/06            B+         3,005     3,073
-------------------------------------------------------
GROUP TOTAL                                       7,263
-------------------------------------------------------
FINANCE (4.6%)
First Nationwide Holdings,
  Inc.
   9.125%, 1/15/03           B            850       836
   # 10.625%, 10/1/03        B          1,400     1,463
Home Holdings, Inc.
   8.625%, 12/15/03          B-         6,299     2,186
# Homeside, Inc.
   11.25%, 5/15/03           B+         1,550     1,678
Reliance Group Holdings,
  Inc.
   9.00%, 11/15/00           BB+        3,950     3,990
(##) United Savings of Texas
   8.05%, 5/15/98            BB+        3,505     3,495
-------------------------------------------------------
GROUP TOTAL                                      13,648
-------------------------------------------------------
INDUSTRIALS (29.5%)
Advanced Micro Devices
   11.00%, 8/1/03            BB-        3,800     3,938
Algoma Steel, Inc.
   12.375%, 7/15/05          B          3,500     3,658
Collins & Aikman Products
   11.50%, 4/15/06           B          1,850     1,947
*#@ Consolidated Hydro,
  Inc. (Warrants, expiring
  12/31/03)                          (1)2,700        --
* Consolidated Hydro, Inc.
   13.50% (Preferred Stock)  N/R     (1)1,500       230
Courtyard by Marriott,
  Series B
   10.75%, 2/1/08            B-         4,310     4,407
Crown Paper Co.
   11.00%, 9/1/05            B          4,325     4,282
DR Securitized Lease Trust,
  Series:
  93-K1 A1
   6.66%, 8/15/10            BB-        2,324     1,725
  93-K1 A2
   7.43%, 8/15/18            BB-        1,450       988
  94-K1 A2
   8.375%, 8/15/15           BB-          525       401
DR Structured Finance,
  Series 94 K2
   9.35%, 8/15/19            BB-          600       496
Exide Corp. (Convertible)
   2.90%, 12/15/05           B          1,130       689
G-I Holdings, Inc., Series
  B
  Zero Coupon, 10/1/98       B+         3,680     3,174
Gaylord Container Corp.
   11.50%, 5/15/01           B          4,500     4,753
   (#) 12.75%, 5/15/05       B-         1,475     1,613
Grand Casinos, Inc.
   10.125%, 12/1/03          BB     $   4,575  $  4,489
HMC Acquisition Properties
   9.00%, 12/15/07           BB-        3,585     3,415
Host Marriott Travel Plaza
   9.50%, 5/15/05            BB-        5,050     5,050
Kmart Corp.
   8.375%, 7/1/22            B+         2,081     1,582
Kmart Funding Corp., Series
  F
   8.80%, 7/1/10             BB-        4,600     3,940
La Quinta Inns, Inc.
   9.25%, 5/15/03            BB+        1,955     2,014
Owens-Illinois, Inc.
   11.00%, 12/1/03           BB         3,025     3,305
Norcal Waste Systems, Inc.
   12.75%, 11/15/05          BB-        5,655     6,114
Revlon Worldwide Corp.
   Zero Coupon, 3/15/98      B-         8,715     7,658
SD Warren Co.
   12.00%, 12/15/04          B+         2,440     2,641
Station Casino, Inc.
   9.625%, 6/1/03            B+         1,175     1,153
# Stone Container Corp.
   11.50%, 8/15/06           B          2,700     2,774
Trump Atlantic City
  Associates
   11.25%, 5/1/06            BB-        2,100     2,069
Viacom, Inc.
   8.00%, 7/7/06             BB-        8,925     8,311
-------------------------------------------------------
GROUP TOTAL                                      86,816
-------------------------------------------------------
SUPERMARKETS (1.0%)
Southland Corp.
   5.00%, 12/15/03           BB+        3,850     3,066
-------------------------------------------------------
TECHNOLOGY (1.0%)
Blue Bell Funding
   11.85%, 5/1/99            BB-        2,118     2,100
Unisys Corp.
   12.00%, 4/15/03           B+           925       955
-------------------------------------------------------
GROUP TOTAL                                       3,055
-------------------------------------------------------
TELEPHONES (11.5%)
(#) Brooks Fiber Properties
   0.00%, 3/1/06             N/R        7,875     4,853
Comcast Cellular Corp.,
  Series B
   Zero Coupon, 3/5/00       BB-        6,375     4,478
@* Dial Call
  Communications, Inc.
  (Warrants, expiring
  4/25/99)                           (1)4,800        --
(#) Dial Call Communications,
  Inc.
   0.00%, 4/15/04            CCC-       4,800     3,264
(#) EchoStar Satellite
  Broadcast
   0.00%, 3/15/04            B-         9,210     6,332
(#) MFS Communications Co.,
  Inc.
   0.00%, 1/15/06            B          9,365     6,543

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                      HIGH YIELD
                       PORTFOLIO

                       (++)RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)  (000)(+)
-------------------------------------------------------
(#) Nextel Communications
   0.00%, 8/15/04            CCC-   $  11,750  $  7,579
Paging Network, Inc.
   10.125%, 8/1/07           B            900       931
-------------------------------------------------------
GROUP TOTAL                                      33,980
-------------------------------------------------------
TRANSPORTATION (2.6%)
Jet Equipment Trust
   11.79%, 6/15/13           BB+        3,450     4,001
#Series 95-D C
   11.44%, 11/1/14           BB+        2,350     2,669
USAir, Inc., Series F:
   10.55%, 4/1/05            B+           625       594
   10.70%, 1/15/06           B+           296       281
-------------------------------------------------------
GROUP TOTAL                                       7,545
-------------------------------------------------------
UTILITIES (3.6%)
Cleveland Electric
  Illuminating Co.,
  Series:
  B
   9.50%, 5/15/05            BB         1,900     1,959
   8.375%, 12/1/11           BB           600       567
   8.375%, 8/1/12            BB         2,025     1,914
First PV Funding Corp.
   10.15%, 1/15/16           B+         3,800     4,045
Midland Cogeneration Ltd.
  Venture LP,
  Series:
  C-91
   10.33%, 7/23/02           BB-          720       757
  C-94
   10.33%, 7/23/02           BB-        1,261     1,324
-------------------------------------------------------
GROUP TOTAL                                      10,566
-------------------------------------------------------
YANKEE (13.9%)
APP International Finance
   11.75%, 10/1/05           BB         2,785     2,896
(##)Central Bank of
  Argentina Bocon PIK Pre 4
   0.00%, 9/1/02             N/R        4,400     4,433
+(##)Government of Venezuela
  Front Loaded Interest
  Reduction Bond
   6.625%, 3/31/07           Ba2        3,500     2,949
*@ Mexico Recovery Rights
  expiring 6/30/03               (1)9,525,000        --
#(#)Net Sat Servicos
  Ltd.
   12.75%, 8/5/04            B          2,500     2,650
#(#)Occidente Y Caribe
  Celular
   0.00%, 3/15/04            B          6,325     3,289
Philippines Long Distance
  Telephone-Global Bond
   9.25%, 6/30/06            BB         1,200     1,233
(#)Republic of Argentina
   5.00%, 3/31/23            BB-    $  10,550  $  6,159
+(#)Republic of Brazil Front
  Loaded Interest Reduction
  Bond
   4.50%, 4/15/09            BB         1,000       693
+ Republic of Brazil Par
  Series Z-L
   4.25%, 4/15/24            B1        12,450     7,392
# Transgas de Occidente
  S.A.
   9.79%, 11/1/10            BBB-       2,800     2,788
United Mexican States
   6.25%, 12/31/19           BB         9,525     6,584
-------------------------------------------------------
GROUP TOTAL                                      41,066
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $278,115)   282,198
-------------------------------------------------------
CASH EQUIVALENTS (2.6%)
-------------------------------------------------------
REPURCHASE AGREEMENTS (2.6%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/01/96, to
  be repurchased at $6,811
  collateralized by various U.S.
  Government and Agency
  Obligations, due
  10/3/96-7/17/98, valued at
  $6,878                                6,810     6,810
Chase Securities, Inc. 5.00%,
  dated 9/30/96, due 10/01/96, to
  be repurchased at $957
  collateralized by U.S. Treasury
  Bills, due 6/26/97, valued at
  $980                                    957       957
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $7,767)              7,767
-------------------------------------------------------
TOTAL INVESTMENTS (98.3%) (Cost $285,882)       289,965
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.7%)
Interest Receivable                               6,413
Receivable for Investments Sold                   4,062
Receivable for Fund Shares Sold                     414
Dividends Receivable                                174
Other Assets                                          4
Payable for Investments Purchased                (5,620)
Payable for Fund Shares Redeemed                   (130)
Payable for Investment Advisory Fees               (279)
Payable for Administrative Fees                     (19)
Payable for Shareholder Servicing Fees-
  Investment Class                                   (1)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                        (2)
Other Liabilities                                   (32)
                                               --------
                                                  4,984
-------------------------------------------------------
NET ASSETS (100%)                              $294,949
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                  VALUE
                                               (000)(+)
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 31,104,570 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $289,810
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   9.32
-------------------------------------------------------
INVESTMENT CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 551,800 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $  5,139
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   9.31
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                $283,562
Undistributed Net Investment Income (Loss)        8,657
Undistributed Realized Net Gain (Loss)           (1,353)
Unrealized Appreciation (Depreciation) on
  Investment Securities                           4,083
-------------------------------------------------------
NET ASSETS                                     $294,949
-------------------------------------------------------

---------------------------------------------------------

sec. Restricted Security-Total market value of
      restricted securities owned at September 30, 1996
      was $10,238 or 3.5% of net assets.
(+)  See Note A1 to Financial Statements.
(++) Ratings are unaudited.
*    Non-income producing security.
#    144A security. Certain conditions for public sale
      may exist.
+    Moody's Investor Service, Inc. rating. Security is
      not rated by Standard & Poor's Corporation.
(#)  Step Bond-Coupon rate increases in increments to
      maturity. Rate disclosed is as of September 30,
      1996. Maturity date disclosed is the ultimate
      maturity.
(##)  Variable or floating rate securities-rate
      disclosed is as of September 30, 1996.
(1)  Amount represents shares held by the Portfolio.
@    Value is less than $500.
N/R  Not rated by Moody's Investor Services, Inc.,
      Standard & Poor's Corporation or Fitch.
PIK  Payment-In-Kind Security

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

CASH RESERVES
PORTFOLIO

STATEMENT OF NET ASSETS
COMMERCIAL PAPER (94.6%)

-----------------------------------------------------
                                    FACE
                                   AMOUNT       VALUE
       SEPTEMBER 30, 1996           (000)    (000)(+)
-----------------------------------------------------
FINANCE (48.2%)
American Express Credit Corp.
   5.29%, 10/7/96                 $   2,225  $  2,223
American General Finance Corp.
   5.30%, 10/21/96                    2,300     2,293
Associates Corp. of North
  America
   5.29%, 10/4/96                     2,225     2,224
CIT Group Holdings, Inc.
   5.30%, 10/10/96                    2,300     2,297
Commercial Credit Co.
   5.32%, 10/24/96                    2,225     2,217
General Electric Capital Corp.
   5.35%, 10/21/96                    2,225     2,218
Household Finance Corp.
   5.35%, 10/22/96                    2,225     2,218
IBM Credit Corp.
   5.35%, 10/24/96                    2,225     2,217
JC Penney Funding Corp.
   5.32%, 10/23/96                    2,225     2,218
Metlife Funding, Inc.
   5.35%, 10/28/96                    2,225     2,216
Motorola Credit Corp.
   5.30%, 10/3/96                     2,225     2,224
National Rural Utilities Finance
  Corp.
   5.32%, 11/1/96                     2,225     2,215
Norwest Financial, Inc.
   5.30%, 10/11/96                    2,225     2,222
PHH Corp.
   5.30%, 10/8/96                     2,225     2,223
Prudential Funding Corp.
   5.41%, 11/4/96                     2,225     2,214
Transamerica Corp.
   5.34%, 10/30/96                      725       722
   5.35%, 10/18/96                    1,500     1,496
Weyerhaeuser Mortgage Co.
   5.27%, 10/2/96                     2,225     2,225
-----------------------------------------------------
GROUP TOTAL                                    37,882
-----------------------------------------------------
INDUSTRIALS (14.2%)
E.I. DuPont de Nemours & Co.
   5.25%, 10/3/96                     2,225     2,224
H.J. Heinz Co.
   5.35%, 10/17/96                    2,225     2,220
John Deere & Co.
   5.34%, 10/10/96                    2,225     2,222
Raytheon Co.
   5.33%, 10/2/96                     2,225     2,225
Warner-Lambert Co.
   5.28%, 10/2/96                     2,225     2,225
-----------------------------------------------------
GROUP TOTAL                                    11,116
-----------------------------------------------------
MANUFACTURING AND RETAIL TRADE (17.1%)
Colgate Palmolive Co.
   5.35%, 10/11/96                    2,225     2,222
PepsiCo., Inc.
   5.37%, 10/16/96                    2,300     2,295
Philip Morris Cos., Inc.
   5.27%, 10/15/96                    2,225     2,220
R.R. Donnelley & Sons Co.
   5.42%, 10/28/96                    2,300     2,291
SmithKline Beecham plc
   5.35%, 11/5/96                     2,225     2,213
Xerox Corp.
   5.37%, 10/21/96                    2,225     2,218
-----------------------------------------------------
GROUP TOTAL                                    13,459
-----------------------------------------------------
TELECOMMUNICATIONS (9.3%)
Ameritech Corp.
   5.32%, 10/17/96                    2,225     2,220
Bell Atlantic Corp.
   5.42%, 10/8/96                     2,300     2,298
Dow Jones & Co., Inc.
   5.35%, 10/7/96                     2,275     2,273
Southwestern Bell Telephone Co.
   5.30%, 10/1/96                       530       530
-----------------------------------------------------
GROUP TOTAL                                     7,321
-----------------------------------------------------
TRANSPORTATION (5.8%)
Daimler-Benz AG
   5.30%, 10/9/96                     2,225     2,222
Toyota Motor Credit Corp.
   5.40%, 10/18/96                    2,300     2,294
-----------------------------------------------------
GROUP TOTAL                                     4,516
-----------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $74,294)          74,294
-----------------------------------------------------
VARIABLE RATE OBLIGATION (0.5%)
-----------------------------------------------------
FINANCE (0.5%)
(##)Dean Witter Discover & Co.
   5.70%, 11/15/96 (Cost $400)          400       400
-----------------------------------------------------
REPURCHASE AGREEMENT (4.8%)
-----------------------------------------------------
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/1/96, to
  be repurchased at $3,749,
  collateralized by U.S.
  Treasury Notes, 9.00%, due
  5/15/98, valued at $3,831
  (Cost $3,748)                       3,748     3,748
-----------------------------------------------------
TOTAL INVESTMENTS (99.9%) (Cost $78,442)       78,442
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                             (000)(+)
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
Interest Receivable                          $      3
Receivable for Fund Shares Sold                   119
Other Assets                                        1
Payable for Investment Advisory
  Fees                                            (28)
Dividends Payable                                  (8)
Payable for Fund Shares Redeemed                   (5)
Payable for Administrative Fees                    (5)
Other Liabilities                                 (22)
                                             --------
                                                   55
-----------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------
Applicable to 78,496,720 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)               $ 78,497
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $   1.00
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $ 78,497
-----------------------------------------------------
NET ASSETS                                   $ 78,497
-----------------------------------------------------
(+)  See Note A1 to Financial Statements.
(##) Variable or floating rate security-rate disclosed is
      as of September 30, 1996.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (101.1%)

-------------------------------------------------------
                      (++)RATINGS        FACE
                        (STANDARD      AMOUNT     VALUE
SEPTEMBER 30, 1996      & POOR'S)       (000)  (000)(+)
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (32.3%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   8.25%, 10/1/06            Agy    $     120  $    123
   10.00%, 1/1/20-11/1/20    Agy          745       801
   10.25%, 7/1/09            Agy          303       328
   11.00%, 1/1/16            Agy          434       480
   11.25%, 9/1/10-12/1/14    Agy          565       625
   11.50%, 2/1/00            Agy            3         3
  Gold Pools:
   7.00%, 9/1/23-6/1/25      Agy        2,824     2,744
   10.00%, 9/1/17-1/1/21     Agy        2,020     2,181
  October TBA
   7.00%, 4/25/25            Agy        2,475     2,408
   7.50%, 6/15/23-6/15/26    Agy       14,050    13,901
   8.00%, 6/15/25            Agy        3,875     3,914
Federal National
  Mortgage Association
  Conventional Pools:
   10.00%, 5/1/22            Agy        1,035     1,119
   10.50%, 11/1/17-12/1/17   Agy          886       973
   10.75%, 8/1/13            Agy          105       116
   11.25%, 11/1/00-8/1/13    Agy          269       296
   11.50%, 9/1/25            Agy          900     1,007
  October TBA
   7.50%, 10/1/23            Agy        8,325     8,226
   8.00%, 6/15/25            Agy        1,875     1,891
Government National
  Mortgage Association
  Various Pools:
   10.00%, 11/15/09-5/15/18  Agy        2,141     2,340
   10.50%, 12/15/00-5/15/19  Agy          131       145
   11.00%, 2/15/10-2/15/19   Agy        1,732     1,939
   11.50%, 8/20/14-1/20/18   Agy           39        43
  October TBA
   7.50%, 7/15/22-3/15/26    Agy       16,500    16,296
-------------------------------------------------------
GROUP TOTAL                                      61,899
-------------------------------------------------------
ASSET BACKED CORPORATES (4.4%)
sec. Aegis Auto Receivables
  Trust,
  Series 95-1 A
   8.60%, 3/20/02 (acquired
   5/1/96, cost $1,256)      N/R        1,239     1,256
(##) Airplanes Pass Through
  Trust,
  Series 1 B
   6.522%, 3/15/19           A            520       520
ALPS, Series 94-1 A4 CMO
   7.80%, 7/15/99            AA           800       816
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02            AAA        1,885     1,886
# National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03           N/R        1,125     1,115
Security Pacific Home
  Equity Trust,
  Series:
  91-A A2
   8.90%, 3/10/06            AAA           35        35
  91-AB
   10.50%, 3/10/06           A+         1,050     1,075
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03             AAA        1,810     1,807
-------------------------------------------------------
GROUP TOTAL                                       8,510
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (0.7%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  89-47 F PAC CMO
   10.00%, 6/15/20           Agy          400       438
 (##) 1632 SA
   5.657%, 11/15/23          Agy          884       631
Federal National Mortgage
  Association,
  Series 92-33 S Inv Fl
   10.89%, 3/25/22           Agy          305       295
-------------------------------------------------------
GROUP TOTAL                                       1,364
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (11.8%)
(##)Bear Stearns Mortgage
  Securities, Inc.
  Series 96-4 AI 10
   8.125%, 9/25/97           AAA        1,100     1,113
+ Chase Mortgage Finance
  Corp.,
  Series:
  93-N A8
   6.75%, 11/25/24           Aaa        1,287     1,145
  94-H A7
   7.25%, 6/25/25            Aaa        1,600     1,475
Chemical Mortgage
  Securities, Inc., Series
  96-1 A9
   7.25%, 1/25/26            AAA          994       952
Citicorp Mortgage
  Securities, Inc. REMIC,
  Series:
  90-11 A5
   9.50%, 7/25/20            AAA           58        59
 #95-2 B1
   7.50%, 4/25/25            AA           784       758

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                      (++)RATINGS        FACE
                        (STANDARD      AMOUNT    VALUE
                        & POOR'S)       (000)  (000)(+)
-------------------------------------------------------
First Boston Mortgage
  Corp., Series:
  sec. 92-4 B1
   8.125%, 10/25/22
   (acquired 1/25/93, cost
   $326)                     A      $     339  $    326
  sec. 93-5 B1
   7.30%, 7/25/23 (acquired
   7/19/95, cost $1,365)     AAA        1,435     1,348
GE Capital Mortgage
  Services, Inc., Series
  94-24 A4
   7.00%, 7/25/24            AAA          582       520
sec.(##) Kidder Peabody
  Funding Corp., Series
  92-4 B2
   8.47%, 5/28/22 (acquired
   8/5/92, cost $290)        N/R          289       283
Mid-State Trust II
  Series 88-A4
   9.625%, 4/1/03            AAA        1,050     1,142
PNC Mortgage Securities
  Corp.,
  Series:
  94-3 A8
   7.50%, 7/25/24            AAA        2,117     1,990
  sec. 96-1 B1
   7.50%, 6/25/26 (acquired
   4/15/96, cost $1,134)     AA         1,172     1,138
Prudential Home Mortgage
  Securities Co., Inc.,
  Series:
  sec.+ 92-33 B1
   7.50%, 8/15/22 (acquired
   9/14/92, cost $529)       A2           556       527
  # 92A-B2 4
   7.90%, 4/28/22            A1         1,000       868
  sec.+ 93-17 B1
   6.50%, 3/1/23 (acquired
   4/14/93, cost $580)       Aa2          603       585
  #(##) 94-A 3B3
   6.803%, 4/28/24           N/R        1,450     1,311
Residential Funding
  Mortgage
  Securities Co., Inc.
  Series:
  93-MZ-1 A2
   7.47%, 3/2/23             AA         1,000       969
  93-MZ2 A2
   7.47%, 5/30/23            AA           650       618
  93-MZ3 A2
   6.97%, 8/28/23            N/R          700       639
  sec. 93-S27 M2
   7.50%, 6/25/23 (acquired
   7/21/95, cost $776)       A            807       774
  sec. 94-S1 A19
   6.75%, 1/25/24 (acquired
   5/22/95, cost $707)       AAA          775       720
  95-R20 A5
   7.50%, 12/25/25           AAA          993       965
Rural Housing Trust Series
  87-1M
   3.33%, 4/1/26             A-         1,379     1,275
(##) Ryland Mortgage
  Securities Corp., Series
  92-A 1A
   8.286%, 3/29/30           A-           585       577
sec.+ Salomon Brothers
  Mortgage Securities,
  Series 93-3 B1
   7.20%, 8/25/23 (acquired
   7/26/95, cost $602)       Aa2          629       596
-------------------------------------------------------
GROUP TOTAL                                      22,673
-------------------------------------------------------
COMMERCIAL MORTGAGES (10.6%)
American Southwest
  Financial
  Securities Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09            AA         1,203     1,195
  93-2 S1 IO
   1.078%, 1/18/09           AA         9,725       513
  95-C1 A1B
   7.40%, 11/17/04           AAA        1,050     1,062
Asset Securitization Corp.
  Series:
  95-D1 A1
   7.59%, 8/11/27            AAA        1,280     1,299
  95-MD4 A1
   7.10%, 8/13/29            AAA        1,186     1,170
  (##) 95-MD4 ACS2 IO
   2.41%, 8/13/29            AAA        2,013       356
Beverly Finance
   8.36%, 7/15/04            AA-          675       699
# Carousel Center
  Finance, Inc.,
  Series 1 B
   7.188%, 11/15/07          A          1,400     1,372
CBM Funding Corp., Series
  96-1 A3PI
   7.08%, 2/1/13             AA           950       932
# Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15            AA           736       772
# Crystal Run Properties,
  Series A
   7.393%, 8/15/06           AA         1,100     1,093
# CVM Finance Corp.
   7.19%, 3/1/04             AA           586       585
# DeBartolo Capital
  Corp., Series A2
   7.48%, 5/1/04             AAA          400       408
DLJ Mortgage Acceptance Corp.,
  Series:
  # 95-CF 2 A3
   7.05%, 12/17/27           A          1,100     1,053
  # 96-CF1 A1B
   7.58%, 3/13/28            AAA        1,100     1,111
# FSA Finance, Inc.,
  Series 95-1A
   7.42%, 6/1/07             AA           680       682
J.P. Morgan Commercial
  Mortgage Finance Corp.,
  Series 95-C1 A1
   7.268%, 7/25/10           AAA          841       842

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     FIXED INCOME
                     PORTFOLIO II

                       (++)RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)  (000)(+)
-------------------------------------------------------
#Lakewood Mall Finance
  Co., Series 95-C1 A
   7.00%, 8/13/10            AA     $     900  $    874
Merrill Lynch Mortgage
  Investors, Inc.,
  Series 96-C1 A3
   7.42%, 4/25/28            AAA        1,100     1,098
Mortgage Capital Funding,
  Inc., Series 95-MC1 A1B
   7.60%, 5/25/27            AAA        1,300     1,311
(##)Nomura Asset Securities
  Corp., Series 94-MD1 A2
   7.673%, 3/15/18           AA           750       763
#Prime Property Funding,
  Series 1A
   6.633%, 7/23/03           AA         1,150     1,122
-------------------------------------------------------
GROUP TOTAL                                      20,312
-------------------------------------------------------
ENERGY (0.6%)
#Excel Paralubes Funding
   7.43%, 11/1/15            A-         1,275     1,223
-------------------------------------------------------
FINANCE (7.8%)
(##)Bank of Hawaii, Honolulu
   5.55%, 11/25/96           A            750       750
(##)Caterpillar Financial
  Services
   5.513%, 6/20/97           A          1,350     1,350
Countrywide Funding Corp.
   6.55%, 4/14/00            A          1,000       990
#Fifty-Seventh Street
  Associates
   7.125%, 6/1/17            A          1,171     1,093
(##)First Chicago Corp.
   5.683%, 10/3/97           A          1,525     1,526
#First Hawaiian Bank,
  Series A
   6.93%, 12/1/03            A            350       338
First National Bank of
  Chicago, Series 93-A
   8.08%, 1/5/18             AA-          850       881
(##)Household Finance Corp.
   5.709%, 8/11/97           A          1,350     1,352
John Hancock Surplus Note
   7.375%, 2/15/24           AA           950       889
#Massachusetts Mutual
  Life Insurance Co.
   7.625%, 11/15/23          AA-          900       875
#Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23            AA           950       868
# Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24            AA-        1,250     1,145
#New York Life Insurance
  Co.
   7.50%, 12/15/23           AA         1,250     1,174
#Principal Mutual Life
  Insurance Co., Series
  95-2 A6
   7.875%, 3/1/24            AA-          825       788
#Prudential Insurance
  Co.
   8.30%, 7/1/25             A            875       872
-------------------------------------------------------
GROUP TOTAL                                      14,891
-------------------------------------------------------
FOREIGN GOVERNMENTS (3.1%)
Government of Germany
   7.50%, 9/9/04             AAA    DEM 2,495     1,794
Kingdom of Denmark
   8.00%, 3/15/06            AAA   DKK 10,250     1,875
+ United Kingdom
   9.75%, 8/27/02            Aaa   GBP  1,265     2,211
-------------------------------------------------------
GROUP TOTAL                                       5,880
-------------------------------------------------------
[ ] HEDGED MORTGAGES (0.3%)
Federal Home Loan Mortgage Corpo-
  ration, Series 1699-SD
  Inv Fl IO REMIC
   2.50%, 3/15/24            Agy      $10,087       651
-------------------------------------------------------
INDUSTRIALS (0.5%)
Philip Morris Cos., Inc.
   6.375%, 2/1/06            A          1,025       947
-------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.9%)
Bank of America, Series A
   8.375%, 5/1/07            AAA          146       147
California Federal Savings & Loan,
  Series 86-1A
   8.80%, 1/1/14             AA            89        89
First Federal Savings &
  Loan Association, Series
  92-C
   8.75%, 6/1/06             AA            58        58
@ Marine Midland Bank NA,
  Series 91-1 A7
   8.50%, 4/25/22            AA            --        --
(##)Resolution Trust Corp.,
  Series 92-5 C
   8.62%, 1/25/26            AA           574       585
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11             AA           893       847
-------------------------------------------------------
GROUP TOTAL                                       1,726
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     (++)RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
                       & POOR'S)        (000)  (000)(+)
-------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (1.7%)
Federal National Mortgage
  Association Series:
  93-205 G PO REMIC
    9/25/23                  Agy    $     474       250
  93-235 H PO REMIC
    9/25/23                  Agy          195       130
  93-237 E PO REMIC
    11/25/23                 Agy          610       407
  93-243 C PO REMIC
    11/25/23                 Agy          128        81
  94-25 C PO REMIC
    11/25/23                 Agy          300       187
  249 1 PO
    10/25/23                 Agy        1,852     1,131
  254 1 PO
    1/1/24                   Agy          698       455
  260 1 PO
    4/1/24                   Agy          935       602
-------------------------------------------------------
GROUP TOTAL                                       3,243
-------------------------------------------------------
TRANSPORTATION (0.6%)
# Jet Equipment Trust,
  Series 95-A A11
   10.00%, 6/15/12           A            950     1,106
-------------------------------------------------------
U.S. TREASURY SECURITIES (25.8%)
U.S. Treasury Bond
   8.75%, 8/15/20            Tsy        6,025     7,180
U.S. Treasury Notes
   6.125%, 5/15/98           Tsy       18,500    18,523
   7.00%, 4/15/99            Tsy        3,200     3,259
   7.125%, 9/30/99           Tsy        2,250     2,301
   7.50%, 2/15/05            Tsy       13,550    14,259
U.S. Treasury Strips PO
  5/15/18                    Tsy        2,400       514
  2/15/19                    Tsy        7,950     1,611
(+++)8/15/20                 Tsy        9,525     1,730
-------------------------------------------------------
GROUP TOTAL                                      49,377
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $193,428)   193,802
-------------------------------------------------------
CASH EQUIVALENTS (21.7%)
-------------------------------------------------------
COMMERCIAL PAPER (20.6%)
American Express Credit
  Corp.
   5.30%, 10/15/96                      6,600     6,586
CIT Group Holdings, Inc.
   5.30%, 10/17/96                      6,600     6,584
Colgate-Palmolive Co.
   5.39%, 11/13/96                      6,600     6,558
Commercial Credit Co.
   5.32%, 10/25/96                      6,600     6,577
Ford Motor Credit Corp.
   5.36%, 10/10/96                      6,600     6,591
Warner-Lambert Co.
   5.28%, 10/2/96                       6,600     6,599
-------------------------------------------------------
GROUP TOTAL                                      39,495
-------------------------------------------------------
REPURCHASE AGREEMENT (1.1%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/1/96, to
  be repurchased at $2,089,
  collateralized by various U.S.
  Government Obligations, due
  10/3/96-7/17/98, valued at
  $2,110                                2,089     2,089
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $41,584)            41,584
-------------------------------------------------------
TOTAL INVESTMENTS (122.8%) (Cost $235,012)      235,386
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-22.8%)
Cash                                              1,116
Interest Receivable                               1,788
Receivable for Investments Sold                  47,055
Receivable for Daily Variation on
  Futures Contracts                                   6
Unrealized Gain on Forward Foreign
  Currency Contracts                                209
Other Assets                                          3
Payable for Investments Purchased               (93,157)
Payable for Fund Shares Redeemed                    (45)
Payable for Investment Advisory Fees               (206)
Payable for Administrative Fees                     (14)
Payable for Trustees' Deferred Compensation
  Plan Shares-Note F                                 (2)
Written Interest Rate Floors, at Value             (346)
Other Liabilities                                   (53)
                                               --------
                                                (43,646)
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     FIXED INCOME
                     PORTFOLIO II
                                                  VALUE
(CONT'D)                                       (000)(+)
-------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------
Applicable to 17,068,331 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $191,740
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $  11.23
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                $186,698
Undistributed Net Investment Income (Loss)        4,660
Undistributed Realized Net Gain (Loss)             (446)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             374
  Foreign Currency Transactions                     209
  Futures and Written Floors                        245
-------------------------------------------------------
NET ASSETS                                     $191,740
-------------------------------------------------------

---------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at September 30, 1996
        was $7,553 or 3.9% of net assets.
(+)     See Note A1 to Financial Statements.
(++)   Ratings are unaudited.
#      144A security. Certain conditions for public sale
        may exist.
(+++)  A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investor Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
(##)   Variable or floating rate security-rate disclosed
        is as of September 30, 1996.
@      Amounts are less than $500.
[ ]    Securities purchased with proceeds from written
        floors. See Note A6 to Financial Statements.
CMO    Collateralized Mortgage Obligation
DEM    German Mark
DKK    Danish Krone
GBP    British Pound
Inv Fl Inverse Floating Rate-Interest rate fluctuates with
        an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        September 30, 1996.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (100.6%)

-------------------------------------------------------
                      (++)RATINGS      FACE
                        (STANDARD    AMOUNT       VALUE
SEPTEMBER 30, 1996      & POOR'S)     (000)    (000)(+)
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (56.0%)
Federal Home Loan Mortgage
  Corporation Gold Pools:
   7.00%, 1/1/24-7/1/24       Agy   $     543  $    528
   10.00%, 2/1/18             Agy         427       459
  October TBA
   7.00%, 4/25/25             Agy         625       608
   7.50%, 7/15/24-6/15/26     Agy       6,900     6,828
   8.00%, 6/15/25             Agy       5,900     5,959
Federal National Mortgage
  Association Conventional
  Pools:
   11.50%, 2/1/15-12/1/15     Agy         193       215
   12.50%, 9/1/13             Agy          36        42
  October TBA
   8.00%, 5/15/25             Agy       1,500     1,513
Government National Mortgage
  Association Various Pools:
   12.00%, 12/15/12-11/15/15  Agy       1,407     1,609
  October TBA
   7.50%, 10/1/23-3/15/26     Agy       8,400     8,296
   8.00%, 6/15/25             Agy       2,450     2,474
-------------------------------------------------------
GROUP TOTAL                                      28,531
-------------------------------------------------------
ASSET BACKED MORTGAGES (1.3%)
Security Pacific Home
  Equity Trust,
  Series 91-A B
   10.50%, 3/10/06            A+          645       661
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (3.6%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  90-1007 F Inv Fl
   22.61%, 1/15/20            Agy          12        13
  90-129 H PAC
   8.85%, 3/15/21             Agy         265       282
Federal National Mortgage
  Association,
  Series:
  90-118 S Inv Fl
   29.569%, 9/25/20           Agy          73       103
  92-33 S Inv Fl
   10.89%, 3/25/22            Agy         325       314
Government National Mortgage
  Association,
  Series:
  96-12 S Inv Fl IO
   3.063%, 6/16/26            Agy       7,943       513
Kidder Peabody Mortgage
  Assets Trust,
  Series:
  + 87-B PO
  4/22/18                     Aaa         345       257
  + 87-B IO
   9.50%, 4/22/18             Aaa         345       103
Morgan Stanley Mortgage
  Trust, Series 88-28 8 PAC
   9.40%, 10/1/18             AAA         244       256
-------------------------------------------------------
GROUP TOTAL                                       1,841
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (21.5%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21            AAA         560       566
Citicorp Mortgage
  Securities, Inc.,
  Series 93-9 A1
   7.00%, 3/25/20             AAA         301       301
CMC Securities Corp. IV,
  Series 94-G A4
   7.00%, 9/25/24             AAA         365       326
Countrywide Funding Corp.,
  Series 94-12 A10
   7.00%, 5/25/24             AAA       1,645     1,472
First Boston Mortgage
  Securities Corp.,
  Series:
  87-B2 IO
   8.985%, 4/25/17            AAA         263        80
  sec. 92-4 B1
   8.125%, 10/25/22
   (acquired
   1/25/93-10/27/93,
   cost $151)                 A           149       143
GE Capital Mortgage
  Services, Inc.,
  Series:
  94-24 A4
   7.00%, 7/25/24             AAA         502       448
  96-2 A8
   7.00%, 2/25/26             AAA         249       234
sec.(##) Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.47%, 5/28/22 (acquired
     8/5/92-10/27/93,
     cost $181)               A           179       175
Mid-State Trust,
  Series 88-A4
   9.625%, 4/1/03             AAA         855       930
Old Stone Credit
  Corporation,
  Series 92-3 B1
   6.35%, 9/25/07             AAA          69        67
sec. PNC Mortgage Securities
  Corp.,
  Series 96-1 B1
   7.50%, 6/25/26 (acquired
     4/15/96, cost $436)      AA          450       437

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                    MORTGAGE-BACKED
                 SECURITIES PORTFOLIO
                      (++)RATINGS
                        (STANDARD        FACE
(CONT'D)                & POOR'S)      AMOUNT     VALUE
                                        (000)  (000)(+)
-------------------------------------------------------
Prudential Home Mortgage
  Securities Co., Inc.,
  Series:
  sec.+ 92-33 B1
   7.50%, 11/15/22 (acquired
   11/30/92, cost $333)       A2    $     387  $    366
  #(##) 94-A 3B3
   6.803%, 4/28/24            A         1,320     1,194
Residential Funding Mortgage
  Securities Co., Inc.,
  Series:
  92-S15 A5
   8.00%, 5/25/07             AAA          56        57
  93-MZ1 A2
   7.47%, 3/2/23              AA          500       485
  sec. 93-S43 A10
   6.50%, 11/25/23 (acquired
   6/12/95, cost $538)        AAA         582       530
  94-S1 A19
   6.75%, 1/25/24             AAA         445       414
Rural Housing Trust,
  Series 87-1 M
   3.33%, 4/1/26              A-          873       807
+ Ryland Mortgage Securities
  Corp.,
  Series 93-4 A9
   7.50%, 8/25/24             Aaa       1,285     1,209
Saxon Mortgage Securities
  Corp.,
  Series 93-8A A6
   7.375%, 9/25/23            AAA         752       699
-------------------------------------------------------
GROUP TOTAL                                      10,940
-------------------------------------------------------
COMMERCIAL MORTGAGES (8.4%)
Asset Securitization Corp.,
  Series 95-MD4 A1
   7.10%, 8/13/29             AAA         321       317
Beverly Finance Corp.
   8.36%, 7/15/04             AA-         410       424
CBM Funding Corp.,
  Series 96-1 A3PI
   7.08%, 2/1/13              AA          225       221
#+ DeBartolo Capital
  Corp., Series A2
   7.48%, 5/1/04              AAA         495       505
# Lakeside Finance Corp.
   6.47%, 12/15/00            AA          460       452
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A 1B
   7.526%, 3/15/18            AAA         265       269
(##) 94-MD1 A2
  7.673%, 3/15/18             AA          215       219
Oakdale Mall
   7.95%, 4/27/01             AAA         525       532
# Prime Property Funding,
  Series 1 A
   6.633%, 7/23/03            AA          375       366
Sawgrass Financial,
  Series 93-A1
   6.45%, 1/20/06             AAA         495       484
# Stratford Finance Corp.
   6.776%, 2/1/04             AA          495       472
-------------------------------------------------------
GROUP TOTAL                                       4,261
-------------------------------------------------------
[ ] HEDGED MORTGAGES (5.7%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  209-S Inv Fl IO
   3.55%, 12/15/18            Agy       1,600       182
  1415-S Inv Fl IO CMO
   19.75%, 11/15/07           Agy         243       103
  1476-S Inv Fl IO REMIC PAC
   4.431%, 2/15/08            Agy       1,984       200
  1485-S Inv Fl IO REMIC
   4.10%, 3/15/08             Agy       3,691       288
  1600-SA Inv Fl IO REMIC
   2.50%, 10/15/08            Agy       5,282       266
Federal National
  Mortgage Association,
  Series:
  91-46 S Inv Fl REMIC
   1252.344%, 5/25/21         Agy           1        41
  91-90 S Inv Fl REMIC
   547.044%, 7/25/21          Agy           4        46
  92-186 S Inv Fl IO CMO
   3.431%, 10/25/07           Agy       3,863       288
  sec. G 92-52 SQ Inv Fl IO
   REMIC
   7,602.546%, 9/25/22
   (acquired 7/11/96,
   cost $253)                 Agy           1       265
  G 94-2 S Inv Fl IO REMIC
   2.569%, 1/25/24            Agy       4,252       230
Government National
  Mortgage Association,
  Series:
  96-10 S Inv Fl IO
   3.063%, 6/16/26            Agy       7,772       502
  96-13 S Inv Fl IO
   3.65%, 7/16/11             Agy       3,150       248
  96-17 S Inv Fl IO
   3.05%, 8/16/26             Agy       3,928       259
-------------------------------------------------------
GROUP TOTAL                                       2,918
-------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (2.2%)
Bank of America, Series 79-3
  9.50%, 11/1/08              AAA          81        82
DLJ Mortgage Acceptance
  Corp.,
  Series 93-MF7 A1
   7.40%, 6/18/03             AAA         361       364
(##)Resolution Trust Corp.,
  Series 92-5 C
   8.62%, 1/25/26             AA          556       566

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                      (++)RATINGS      FACE
                        (STANDARD    AMOUNT       VALUE
                        & POOR'S)     (000)    (000)(+)
-------------------------------------------------------
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11              AA    $     115  $    109
-------------------------------------------------------
GROUP TOTAL                                       1,121
-------------------------------------------------------
STRIPPED MORTGAGE-AGENCY COLLATERAL (1.9%)
Federal National
  Mortgage Association,
  Series:
  (##) 93-M2 B IO REMIC
   2.572%, 7/25/03            Agy         812        62
  93-205 G PO REMIC
   9/25/23                    Agy         261       138
  93-235 H PO REMIC
   9/25/23                    Agy         111        74
  93-237 E PO REMIC
   11/25/23                   Agy         341       227
  93-243 C PO REMIC
   11/25/23                   Agy          66        42
  94-25 C PO REMIC
   11/25/23                   Agy         168       105
  249 1 PO
   10/25/23                   Agy         172       105
  254 1 PO
   1/1/24                     Agy         156       101
  260 1 PO
   4/1/24                     Agy         207       133
-------------------------------------------------------
GROUP TOTAL                                         987
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $50,548)     51,260
-------------------------------------------------------
STRUCTURED INVESTMENT (0.4%)-NOTE A7
-------------------------------------------------------
Morgan Guaranty Trust
  Company, 11/20/05; monthly
  payments equal to 1% per
  annum of the oustanding
  notional balance, indexed
  to GNMA ARM pools. (Cost
  $200)                       N/R       5,641       183
-------------------------------------------------------
CASH EQUIVALENTS (51.8%)
-------------------------------------------------------
U.S. TREASURY SECURITY (1.5%)
(+++)U.S. Treasury Bill
   Zero Coupon,
   10/31/96                   Tsy         750       747
-------------------------------------------------------
COMMERCIAL PAPER (47.0%)
American Express Credit
  Corp.
   5.30%, 10/15/96                      1,500     1,497
Aon Corp.
   5.30%, 10/4/96                       1,500     1,499
CIT Group Holdings, Inc.
   5.30%, 10/17/96                      1,500     1,496
Colgate-Palmolive Co.
   5.39%, 11/13/96                      1,500     1,490
Commercial Credit Corp.
   5.32%, 10/25/96                      1,500     1,495
Dun & Bradstreet Corp.
   5.30%, 10/10/96                      1,500     1,498
Ford Motor Credit Corp.
   5.36%, 10/10/96                      1,500     1,498
General Electric Capital
  Corp.
   5.28%, 11/1/96                       1,500     1,493
HJ Heinz Co.
   5.30%, 11/12/96                      1,500     1,491
Household Finance Corp.
   5.28%, 10/16/96                      1,500     1,497
Metlife Funding, Inc.
   5.30%, 11/1/96                       1,500     1,493
Motorola Credit Corp.
   5.28%, 10/24/96                      1,500     1,495
PHH Corp.
   5.30%, 10/31/96                      1,500     1,493
Raytheon Co.
   5.27%, 10/28/96                      1,500     1,494
Warner Lambert Co.
   5.28%, 10/2/96                       1,500     1,500
Xerox Corp.
   5.28%, 10/23/96                      1,500     1,495
-------------------------------------------------------
GROUP TOTAL                                      23,924
-------------------------------------------------------
REPURCHASE AGREEMENTS (3.3%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/01/96, to
  be repurchased at $570,
  collateralized by various U.S.
  Government and Agency
  Obligations, due
  10/3/96-7/17/98, valued at $576         570       570
Goldman Sachs & Co. 5.65%, dated
  9/30/96, due 10/01/96, to be
  repurchased at $568,
  collateralized by U.S. Treasury
  Bonds 8.75%, due 5/15/17, valued
  at $581                                 568       568
Merrill Lynch & Co. 5.50%, dated
  9/30/96, due 10/01/96, to be
  repurchased at $568,
  collateralized by U.S. Treasury
  Bills, due 12/31/96, valued at
  $582                                    568       568
-------------------------------------------------------
GROUP TOTAL                                       1,706
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $26,377)            26,377
-------------------------------------------------------
TOTAL INVESTMENTS (152.8%) (Cost $77,125)        77,820
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-52.8%)
Cash                                                  1
Interest Receivable                                 271
Receivable for Investments Sold                     303
Receivable for Daily Variation on
  Futures Contracts                                   8
Payable for Investments Purchased               (25,684)
Payable for Investment Advisory Fees                (38)
Payable for Administrative Fees                      (3)
Written Interest Rate Floors, at Value           (1,693)
Other Liabilities                                   (60)
                                               --------
                                                (26,895)
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                    MORTGAGE-BACKED
                 SECURITIES PORTFOLIO
                                                  VALUE
(CONT'D)                                       (000)(+)
-------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------
Applicable to 4,884,890 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                  $50,925
-------------------------------------------------------
NET ASSET VALUE PER SHARE                       $ 10.42
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                $ 53,310
Undistributed Net Investment Income (Loss)        1,056
Undistributed Realized Net Gain (Loss)           (4,143)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             695
  Futures and Written Floors                          7
-------------------------------------------------------
NET ASSETS                                      $50,925
-------------------------------------------------------

 ---------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at September 30,
        1996 was $1,916 or 3.8% of net assets.
(+)    See Note A1 to Financial Statements.
(++)   Ratings are unaudited.
#      144A security. Certain conditions for public
        sale may exist.
(+++)  A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
+      Moody's Investor Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
(##)   Variable or floating rate security-rate
        disclosed is as of September 30, 1996.
[ ]    Securities purchased with proceeds from written
        floors. See Note A6 to Financial Statements.
CMO    Collateralized Mortgage Obligation
Inv Fl Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at September 30, 1996.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (98.3%)

-------------------------------------------------------
                       (++)RATINGS     FACE
                         (STANDARD   AMOUNT       VALUE
SEPTEMBER 30, 1996       & POOR'S)    (000)    (000)(+)
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (8.8%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   10.00%, 4/1/10-8/1/16      Agy    $    503  $    540
   10.50%, 12/1/14-10/1/20    Agy         798       869
   11.00%, 8/1/15-5/1/20      Agy         331       364
   11.50%, 12/1/08-1/1/18     Agy       1,352     1,511
   12.00%, 12/1/14            Agy          61        70
   13.00%, 9/1/14             Agy           6         7
  Gold Pools:
   10.00%, 2/1/21-10/1/21     Agy         374       405
   10.50%, 1/1/19-11/1/19     Agy         811       889
   11.50%, 8/1/10             Agy         256       285
   12.00%, 6/1/15-9/1/15      Agy         748       835
Federal National
  Mortgage Association
  Conventional Pools:
   10.00%, 12/1/15-9/1/16     Agy         762       823
   10.50%, 4/1/15             Agy         182       199
   12.00%, 5/1/14-8/1/20      Agy         451       511
   12.50%, 2/1/15             Agy         187       215
Government National Mortgage
  Association Various Pools:
   10.00%, 11/15/09-4/15/17   Agy         844       924
   10.50%, 5/15/16-5/15/26    Agy         958     1,060
   11.00%, 1/15/10-12/15/17   Agy         891       998
   11.50%, 2/15/13-9/15/14    Agy         346       391
-------------------------------------------------------
GROUP TOTAL                                      10,896
-------------------------------------------------------
ASSET BACKED CORPORATES (19.0%)
+ Access Financial
  Manufacturing Housing
  Contract Trust,
  Series 96-1 A2
   6.75%, 11/15/26            Aaa         740       737
sec. Aegis Auto Receivables
  Trust,
  Series 95-1 A
   8.60%, 3/20/02 (acquired
   5/1/96, cost $764)         N/R         754       764
AFG Receivables Trust,
  Series:
  95-A A
   6.15%, 9/15/00             A           385       383
  96-B A
   6.60%, 4/15/01             A           591       591
(##) Airlines Pass Through
  Trust,
  Series 1 A5
   5.77%, 3/15/19             AA          719       719
ALPS,
  Series 94-1 A2 CMO
   7.15%, 11/15/97            AA          452       455
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02             AAA       1,113     1,113
Case Equipment Loan Trust,
  Series:
  95-A A
   7.30%, 3/15/02             AAA         256       259
  95-A B
   7.65%, 3/15/02             A           300       304
Champion Healthcare Trust,
  Series 96-3 A2
   7.35%, 8/25/11             AAA         550       549
Cityscape Home Equity
  Loan Trust,
  Series:
  # 95-2 A1
   7.29%, 2/25/09             AAA         112       111
  96-1 A1
   6.45%, 1/25/11             AAA         881       879
  96-3 A2
   6.65%, 6/25/11             AAA         600       597
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-1 A1
   5.70%, 10/15/09            AAA         702       700
  96-3 A2
   6.97%, 7/15/11             AAA         600       602
First Plus Home Loan Trust,
  Series 96-3 A2
   6.85%, 6/20/07             AAA         775       775
Fleet Finance, Inc.,
  Series 93-1 A
   5.45%, 3/20/23             AAA         613       611
Fleetwood Credit Corp,
  Series 92-A A
   7.10%, 2/15/07             AAA         702       707
Ford Credit Auto Owner
  Trust,
  Series 96-A A3
   6.50%, 11/15/99            AAA       1,700     1,705
Ford Credit Grantor Trust,
  Series 94-B A
   7.30%, 10/15/99            AAA       1,029     1,041
General Motors Acceptance
  Corp., Series 93-A A
  Grantor Trust
   4.15%, 3/16/98             AAA          17        17
Green Tree Financial Corp.,
  Series:
  95-4 A1
   6.05%, 7/15/25             AAA         359       359
  94-5 A1
   6.60%, 11/15/19            AA          167       168
Greenwich Capital
  Acceptance, Inc.,
  Series 95-BA1 A1
   6.00%, 8/10/20             AAA         477       472

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                   LIMITED DURATION
                       PORTFOLIO

                       (++)RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)  (000)(+)
-------------------------------------------------------
(##) IBM Credit Receivables
  Lease Asset Master Trust,
  Series 93-1 A
   4.55%, 11/15/00            AAA    $    344  $    340
(##) John Deere Owner Trust,
  Series 93-B A2
   4.10%, 10/15/00            AAA         150       149
Money Store (The) Home
  Equity Trust,
  Series:
  95-C A1
   6.20%, 1/15/09             AAA         576       575
  96-C A3
   7.07%, 12/15/16            AAA         750       750
# National Car Rental
  Financing Ltd., Series
  96-1 A4
   7.35%, 10/20/03            N/R         600       595
Navistar Financial Corp.,
  Series:
  (##) 93-A A2
   4.475%, 10/15/98           AAA         138       138
  94-B A
   6.40%, 1/15/00             AAA         840       842
Oakwood Mortgage Investors
  Inc., Series 95-B A1
   6.25%, 1/15/21             AAA         694       693
Olympic Automobile
  Receivables Trust,
  Series:
  94-A1
   5.65%, 1/15/01             AAA         338       337
  94-B B
   6.95%, 6/15/01             AAA         410       412
Onyx Acceptance Trust,
  Series 94-1 A
   6.90%, 1/17/00             AAA         268       270
Orix Credit Alliance Owner
  Trust, Series 94-AA
   6.05%, 6/15/99             AAA         291       291
Premier Auto Trust,
  Series:
  94-3 B
   6.80%, 12/2/99             AA          231       232
  95-A A 4
   6.00%, 5/6/00              AAA         775       771
Southern Pacific Secured
  Assets Corp., Series 96-1
  A2
   6.09%, 2/25/14             AAA         794       790
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03              AAA       1,060     1,058
(##) Western Financial Auto
  Grantor Trust,
  Series:
  93-2 A2
   4.70%, 10/1/98             AAA          77        77
  93-3 A1
   4.25%, 12/1/98             AAA         112       111
  94-1 A1
   5.10%, 6/1/99              AAA         216       215
(##) Western Financial, Series
  93-A1
   4.45%, 7/1/98              AAA         119       118
-------------------------------------------------------
GROUP TOTAL                                      23,382
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (1.0%)
(##) Student Loan
  Marketing Association,
  Series:
  95-1 A1
   5.78%, 4/26/04             AAA         661       662
  96-1 A1
   5.78%, 7/26/04             AAA         529       530
-------------------------------------------------------
GROUP TOTAL                                       1,192
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (1.8%)
Citicorp Mortgage
  Securities, Inc., REMIC,
  Series 93-9 A1
   7.00%, 3/25/20             AAA         169       169
GE Capital Mortgage
  Services, Inc., Series
  93-14 A2
   5.75%, 4/25/11             AAA         900       891
Old Stone Credit Corp.,
  Series 92-3 B1
   6.35%, 9/25/07             AAA         144       140
Residential Funding Mortgage
  Securities Co., Inc.,
  Series 93-MZ1 A1
   7.47%, 3/2/23              AA          259       259
Security Pacific Home Loan
  Equity Trust, Series 91-1
  B
   8.85%, 5/15/98             AAA         750       766
-------------------------------------------------------
GROUP TOTAL                                       2,225
-------------------------------------------------------
COMMERCIAL MORTGAGES (0.8%)
+ Carolina First Bank,
  Series 96
   6.50%, 12/18/99            Aa2         493       489
CBM Funding Corp.,
  Series 96-1 A1
   7.55%, 7/1/99              AA          506       513
-------------------------------------------------------
GROUP TOTAL                                       1,002
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                      (++)RATINGS        FACE
                        (STANDARD      AMOUNT     VALUE
                        & POOR'S)       (000)  (000)(+)
-------------------------------------------------------
FINANCE (10.9%)
Allstate Corp.
   5.875%, 6/15/98            A      $  1,125  $  1,117
Associates Corp., N.A.
   8.25%, 12/1/99             AA-         600       627
Barclays American Corp.
   7.875%, 8/15/98            AA          450       461
Chrysler Financial Corp.
   6.09%, 7/18/97             A-          625       626
Countrywide Funding Corp.
   7.32%, 8/15/00             A           650       659
Dean Witter Discover & Co.
   6.00%, 3/1/98              A           625       623
Equitable Cos., Inc.
   7.30%, 12/1/03             A+          560       563
# Farmers Insurance
  Exchange
   8.50%, 8/1/04              BBB-        700       722
Ford Motor Credit Corp.
   7.47%, 7/29/99             A+          675       688
   8.375%, 1/15/00            A+          400       419
General Motors Acceptance Corp.
   6.00%, 12/30/98            A-          600       594
   7.125%, 7/1/97             A-          100       101
   7.25%, 6/22/99             A-          285       289
Heller Financial, Inc.
   7.875%, 11/1/99            BBB+        525       541
   9.375%, 3/15/98            BBB+        375       391
(##) Household Finance Corp.,
  Series 89-2 A
   5.59%, 12/20/04            AAA           5         5
Household International
   6.00%, 3/15/99             A           575       568
International Lease Finance
   (##) 6.00%, 10/15/97       A+          700       703
   8.28%, 2/3/00              A+          550       575
Lehman Brothers Holding,
  Inc.
   6.625%, 11/15/00           A           725       711
# Metropolitan Life
  Insurance Co.
   6.30%, 11/1/03             AA          675       640
# Nationwide Mutual Insurance Co.
   6.50%, 2/15/04             AA-         675       644
#+ Prudential Insurance
  Co.
   6.875%, 4/15/03            A2          400       389
#(##) Superior Wholesale Inventory
  Financing, Series 94-A
   5.57%, 1/15/99             A           650       651
(##) Wells Fargo & Co.
   5.582%, 1/28/97            A-          175       175
-------------------------------------------------------
GROUP TOTAL                                      13,482
-------------------------------------------------------
INDUSTRIALS (2.0%)
# Kern River Funding Corp.
   6.42%, 3/31/01             A-          759       753
Philip Morris Cos., Inc.
   8.75%, 6/1/01              A           520       553
-------------------------------------------------------
RJR Nabisco, Inc.
   8.625%, 12/1/02            BBB-        575       582
Time Warner, Inc.
   9.625%, 5/1/02             BBB-        550       607
-------------------------------------------------------
GROUP TOTAL                                       2,495
-------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.8%)
+ Town & Country Funding
  Corp.
   5.85%, 8/15/98             Aa2       1,000       986
-------------------------------------------------------
TELEPHONES (0.5%)
Tele-Communications Inc.
   8.25%, 1/15/03             BBB-        550       554
-------------------------------------------------------
U.S. TREASURY SECURITIES (52.7%)
U.S. Treasury Bond
   6.125%, 8/31/98            Tsy       1,500     1,500
U.S. Treasury Notes
   4.75%, 8/31/98             Tsy      20,150    19,662
   6.375%, 5/15/99            Tsy       4,025     4,037
   6.75%, 5/31/99             Tsy       2,225     2,252
   6.875%, 8/31/99            Tsy      16,000    16,245
   7.00%, 4/15/99             Tsy       1,000     1,018
   7.50%, 10/31/99            Tsy       4,100     4,232
U.S. Treasury Strip PO
   5/15/98                    Tsy      17,600    15,982
-------------------------------------------------------
GROUP TOTAL                                      64,928
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $121,258)   121,142
-------------------------------------------------------
CASH EQUIVALENTS (10.5%)
-------------------------------------------------------
REPURCHASE AGREEMENTS
Chase Securities, Inc. 5.60%, dated
  9/30/96, due 10/01/96, to be
  repurchased at $4,325,
  collateralized by various U.S.
  Government and Agency
  Obligations, due 10/3/96-7/17/98,
  valued at $4,367                      4,324     4,324
Goldman Sachs & Co. 5.65%, dated
  9/30/96, due 10/01/96, to be
  repurchased at $4,324,
  collateralized by U.S. Treasury
  Bonds 8.75%, due 5/15/17, valued
  at $4,424                             4,323     4,323
Merrill Lynch & Co. 5.50%, dated
  9/30/96, due 10/01/96, to be
  repurchased at $4,324,
  collateralized by U.S. Treasury
  Bills, due 12/31/96, valued at
  $4,429                                4,323     4,323
-------------------------------------------------------
GROUP TOTAL (Cost $12,970)                       12,970
-------------------------------------------------------
TOTAL INVESTMENTS (108.8%) (Cost $134,228)      134,112
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                   LIMITED DURATION
                       PORTFOLIO
                                                  VALUE
(CONT'D)                                       (000)(+)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-8.8%)
Receivable for Investments Sold                $  8,132
Interest Receivable                               1,054
Other Assets                                          1
Payable for Investments Purchased               (19,003)
Payable for Fund Shares Redeemed                   (951)
Payable for Investment Advisory Fees                (87)
Payable for Administrative Fees                      (8)
Payable to Custodian                                 (3)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                        (1)
Other Liabilities                                   (19)
                                               --------
                                                (10,885)
-------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------
Applicable to 11,868,080 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $123,227
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $  10.38
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                $126,301
Undistributed Net Investment Income (Loss)        1,710
Undistributed Realized Net Gain (Loss)           (4,668)
Unrealized Appreciation (Depreciation) on
  Investment Securities                            (116)
-------------------------------------------------------
NET ASSETS                                     $123,227
-------------------------------------------------------

---------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at September 30,
        1996 was $764 or 0.6% of net assets.
(+)    See Note A1 to Financial Statements.
(++)   Ratings are unaudited.
#      144A security. Certain conditions for public
        sale may exist.
+      Moody's Investor Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
(##)   Variable or floating rate security-rate
        disclosed is as of September 30, 1996.
CMO    Collateralized Mortgage Obligation
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (102.2%)

--------------------------------------------------------
                      (++)RATINGS      FACE
                        (STANDARD    AMOUNT        VALUE
 SEPTEMBER 30, 1996     & POOR'S)     (000)     (000)(+)
--------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (38.1%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   10.50%, 10/1/20          Agy    $    398     $    434
   11.00%, 12/1/10-9/1/20   Agy       3,027        3,340
   11.75%, 12/1/17          Agy         163          182
  Gold Pools:
   7.00%, 9/1/23-4/1/24     Agy       4,930        4,789
   10.50%, 11/1/15-4/1/21   Agy       1,011        1,108
  October TBA
   7.00%, 4/25/25           Agy       5,375        5,229
   7.50%, 6/15/23-6/15/26   Agy      77,100       76,281
   8.00%, 6/15/25           Agy       7,000        7,070
Federal National
  Mortgage Association
  Conventional Pools:
   9.00%, 6/1/16-8/1/16     Agy       2,211        2,325
   10.50%, 8/1/15-4/1/22    Agy       5,975        6,561
  October TBA
   7.50%, 10/1/23-6/15/25   Agy      20,775       20,529
   8.00%, 6/15/25           Agy       9,325        9,407
Government National
  Mortgage Association
  Various Pools:
   10.50%,
     10/15/15-4/15/25       Agy       4,743        5,249
   11.00%, 1/15/10-5/15/26  Agy       7,117        7,856
   12.00%, 4/15/14          Agy          63           72
  October TBA
   7.50%, 10/1/23-3/15/26   Agy      15,125       14,938
   8.00%, 6/15/25           Agy       5,300        5,351
--------------------------------------------------------
GROUP TOTAL                                      170,721
--------------------------------------------------------
ASSET BACKED CORPORATES (1.5%)
(##) Airplanes Pass Through
  Trust, Series 1 B
   6.522%, 3/15/19          A         1,176        1,178
ALPS,
  Series:
  94-1 A4 CMO
   7.80%, 7/15/99           AA          950          969
  94-1 C2 CMO
   9.35%, 3/15/00           BBB       1,617        1,656
# National Car Rental Financing
  Ltd., Series 96-1 A4
   7.35%, 10/20/03          N/R       1,175        1,165
Security Pacific Home
  Equity Trust,
  Series:
  91-A A2                   N/R
   8.90%, 3/10/06           AAA         376          378
  91-A B
   10.50%, 3/10/06          A+        1,298        1,329
--------------------------------------------------------
GROUP TOTAL                                        6,675
--------------------------------------------------------
ASSET BACKED MORTGAGES (1.4%)
Champion Home Equity Loan
  Trust, Series 96-2 A4
   8.00%, 9/25/28           AAA       2,105        2,125
Cityscape Home Equity
  Loan, Series 96-3 A8
   7.65%, 8/25/26           AAA       2,200        2,164
Contimortgage Home Equity
  Loan Trust, Series 96-3
  A7
   8.04%, 9/15/27           AAA       2,150        2,162
--------------------------------------------------------
GROUP TOTAL                                        6,451
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (0.1%)
Federal Home Loan Mortgage
  Corporation, Series
  88-22C PAC 11
   9.50%, 4/15/20           Agy          41           45
Federal National Mortgage
  Association, Series
  92-33 S Inv Fl IO
   10.89%, 3/25/22          Agy         610          590
--------------------------------------------------------
GROUP TOTAL                                          635
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (8.0%)
American Housing Trust,
  Series:
  IV 2
   9.553%, 9/25/20          A           350          360
  V 1G
   9.125%, 4/25/21          AAA       1,650        1,667
+ Chase Mortgage Finance
  Corp., Series 93-N A8
   6.75%, 11/25/24          Aaa       2,800        2,492
Chemical Mortgage
  Securities, Inc., Series
  93-1M
   7.45%, 2/25/23           AA          227          221
Citicorp Mortgage
  Securities, Inc., Series
  90-11 A5
   9.50%, 7/25/20           AAA         150          152
CMC Securities Corp. IV,
  Series 94-G A4
   7.00%, 9/25/24           AAA       1,800        1,606
sec. First Boston Mortgage
  Corp., Series 92-4 B1
   8.125%, 10/25/22
   (acquired 1/26/93,
   cost $1,098)             A         1,150        1,104
GE Capital Mortgage
  Services, Inc.,
  Series:
  # 94-13 B1
   6.50%, 4/25/24           N/R       5,360        4,770
  94-24 A4
   7.00%, 7/25/24           AAA       1,681        1,501

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                 SPECIAL PURPOSE FIXED
                    INCOME PORTFOLIO

                    (++)RATINGS          FACE
                      (STANDARD        AMOUNT     VALUE
(CONT'D)              & POOR'S)         (000)  (000)(+)
--------------------------------------------------------
sec.+ Independent National
  Mortgage Corp., Series
  94-O B1
   7.875%, 9/25/24
   (acquired
   11/9/95, cost $2,552)    A2     $     2,558  $  2,462
sec.(##) Kidder Peabody
  Funding
  Corp., Series 92-4 B2
   8.47%, 5/28/22
   (acquired
   8/5/92, cost $780)       N/R            779       763
Mid-State Trust II, Series
  88-A4
   9.625%, 4/1/03           AAA            725       789
Prudential Home Mortgage
  Securities Co., Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05           AAA            283       283
  #+ 92A-B2 4
   7.90%, 4/28/22           A1           2,598     2,253
  # 93-B B1
   7.836%, 4/28/23          AA           3,047     3,018
  # 94-A 3B3
   6.802%, 4/28/24          N/R          3,176     2,864
Residential Funding
  Mortgage
  Securities Co., Inc.,
  Series:
  92-S15 A5
   8.00%, 5/25/07           AAA             38        38
  93-MZ1 A2
   7.47%, 3/2/23            AA           2,800     2,713
  sec. 93-MZ2 A2
   7.47%, 5/30/23
   (acquired 5/12/93, cost
   $2,153)                  AA           2,150     2,045
Rural Housing Trust,
  Series 87-1M
   3.33%, 4/1/26            A-             694       642
Ryland Mortgage Securities
  Corp.,
  Series:
  (##) 92-A 1A
   8.286%, 3/29/30          A-           1,948     1,927
  94-7B 4A2
   7.50%, 8/25/25           AAA          2,700     2,537
--------------------------------------------------------
GROUP TOTAL                                       36,207
--------------------------------------------------------
COMMERCIAL MORTGAGES (5.9%)
+ American Southwest
  Financial Securities
  Corp.,
  Series:
  95-C1 A1B
   7.40%, 11/17/04          Aaa          2,150     2,174
Asset Securitization
  Corp., Series 95-MD4 A1
   7.10%, 8/13/29           AAA          2,619     2,583
Beverly Finance
   8.36%, 7/15/04           AA-          2,300     2,381
# Carousel Center
  Finance, Inc., Series 1
  A1
   6.828%, 11/15/07         AA           1,650     1,613
CBM Funding Corp., Series
  96-1 A3PI
   7.08%, 2/1/13            AA           1,800     1,767
# Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15           AA           1,717     1,801
# Crystal Run
  Properties, Series A
   7.393%, 8/15/11          AA           2,250     2,235
#+ DeBartolo Capital
  Corp., Series A2
   7.48%, 5/1/04            Aaa          2,600     2,653
# Equitable Life Assurance
  Society of the U.S.,
  Series 1 A
   6.633%, 7/23/03          AA           2,200     2,146
# FSA Finance, Inc.,
  Series 95-1A
   7.42%, 6/1/07            AA           1,749     1,755
# Lakewood Mall Finance
  Co., Series 95-C1 A
   7.00%, 8/13/10           AA           1,900     1,845
Nomura Asset Securities
  Corp., Series 94-MD1 A3
   8.026%, 3/15/18          N/R          1,200     1,249
# Stratford Finance
  Corp.
   6.776%, 2/1/04           AA           2,300     2,193
--------------------------------------------------------
GROUP TOTAL                                       26,395
--------------------------------------------------------
ENERGY (0.8%)
# Excel Paralubes
  Funding
   7.43%, 11/1/15           A-           1,725     1,654
Mobile Energy Services
   8.665%, 1/1/17           BBB-         1,686     1,715
--------------------------------------------------------
GROUP TOTAL                                        3,369
--------------------------------------------------------
FINANCE (8.0%)
(##) Bank of Hawaii,
  Honolulu
   5.55%, 11/25/96          A            2,000     2,000
(##) Caterpillar Financial
  Services
   5.513%, 6/20/97          A            3,450     3,451
# Farmers Insurance
  Exchange
   8.625%, 5/1/24           BBB-         2,200     2,182
# First Hawaiian Bank,
  Series A
   6.93%, 12/1/03           A            1,575     1,523
First National Bank of
  Chicago, Series 93-A
   8.08%, 1/5/18            AA-          2,250     2,332
First Union REIT
   8.875%, 10/1/03          BB-          1,050       950
(##) Ford Motor Credit Corp.
   5.513%, 11/3/97          A+           4,050     4,056
(##) Marshall & Ilsley Bank
   5.525%, 5/26/97          A+           3,500     3,500
# Massachusetts Mutual
  Life Insurance Co.
   7.625%, 11/15/23         AA-          1,500     1,459

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                   (++)RATINGS            FACE
                     (STANDARD          AMOUNT     VALUE
                     & POOR'S)           (000)  (000)(+)
----------------------------------------------------------
# Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23           AA     $     2,250  $  2,056
(#) Mutual Life Insurance
  Co. of New York
   0.00%, 8/15/24           BBB          2,250     2,105
# Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24           AA-          2,025     1,855
# New York Life
  Insurance Co.
   7.50%, 12/15/23          AA           2,500     2,349
# Principal Mutual Life
  Insurance Co., Series 95-2 A6
   7.875%, 3/1/24           AA-          2,225     2,125
# Prudential Insurance
  Co.
   8.30%, 7/1/25            A            1,550     1,545
Reliance Group Holdings,
  Inc.
   9.00%, 11/15/00          BB+          1,175     1,187
(##) United Savings of Texas
   8.05%, 5/15/98           BB+          1,100     1,097
--------------------------------------------------------
GROUP TOTAL                                       35,772
--------------------------------------------------------
FOREIGN GOVERNMENTS (2.9%)
Government of Germany
   7.50%, 9/9/04            AAA     DEM  5,985     4,302
Kingdom of Denmark
   8.00%, 3/15/06           AAA     DKK 23,375     4,276
United Kingdom
   9.75%, 8/27/02           AAA     GBP  2,540     4,439
--------------------------------------------------------
GROUP TOTAL                                       13,017
--------------------------------------------------------
[ ] HEDGED MORTGAGES (1.9%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  1415-S Inv Fl IO CMO
   19.75%, 11/15/07         Agy          1,189       505
  1476-S Inv Fl IO
  REMIC PAC
   4.431%, 2/15/08          Agy         11,310     1,138
  1485-S Inv Fl IO REMIC
   4.10%, 3/15/08           Agy         11,473       895
  1600-SA Inv Fl IO REMIC
   2.50%, 10/15/08          Agy         22,300     1,122
Federal National Mortgage
  Association,
  Series:
  92-186 S Inv Fl IO CMO
   3.431%, 10/25/07         Agy         20,793     1,551
  94-33S Inv Fl IO
   2.569%, 3/25/09          Agy         33,730     1,652
  G94-2 S Inv Fl IO REMIC
   2.569%, 1/25/24          Agy         27,469     1,486
--------------------------------------------------------
GROUP TOTAL                                        8,349
--------------------------------------------------------
INDUSTRIALS (5.6%)
(##) Blue Bell Funding
   11.85%, 5/1/99           BB-            378       375
Comcast Corp.
   9.375%, 5/15/05          BB-          2,500     2,531
DR Securitized Lease
  Trust,
  Series:
  93-K1 A1
   6.66%, 8/15/10           BB-            504       374
  94-K1 A2
   8.375%, 8/15/15          BB-          1,035       790
DR Structured Finance,
  Series 94 K2
   9.35%, 8/15/19           BB-          1,280     1,059
Digital Equipment Corp.
   8.625%, 11/1/12          BB+          1,975     1,893
Federated Department
  Stores, Inc.
   8.125%, 10/15/02         BB-          1,260     1,274
Owens-Illinois, Inc.
   11.00%, 12/1/03          BB           1,175     1,284
#  Oxymar
   7.50%, 2/15/16           BBB          1,490     1,387
Paramount Communications,
  Inc.
   8.25%, 8/1/22            BB+          2,950     2,659
RJR Nabisco, Inc.
   8.75%, 4/15/04           BBB-         1,535     1,517
(#) Rhone-Poulenc Rorer,
  Inc.
   8.62%, 1/5/21            BBB+         2,000     2,089
Scotia Pacific Holding Co.
   7.95%, 7/20/15           BBB          1,567     1,585
Southland Corp.
   5.00%, 12/15/03          BB+          2,947     2,347
(+++) Time Warner, Inc.
   9.15%, 2/1/23            BBB-         2,100     2,219
Unisys Corp.
   10.625%, 10/1/99         B+           1,625     1,649
--------------------------------------------------------
GROUP TOTAL                                       25,032
--------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.8%)
First Federal Savings &
  Loan Association, Series
  92-C
   8.75%, 6/1/06            AA              66        66
Marine Midland Bank NA,
  Series 91-1A7
   8.50%, 4/25/22           AA               1         1
(##) Resolution Trust Corp.,
  Series 92-5 C
   8.62%, 1/25/26           AA           1,615     1,645
Ryland Acceptance Corp.
  IV, Series 79-A
   6.65%, 7/1/11            AA           1,767     1,677
sec. Shearson American
  Express, Series A
   9.625%, 12/1/12
   (acquired
   8/24/92- 5/25/93,
   cost $303)               AA             290       297
--------------------------------------------------------
GROUP TOTAL                                        3,686
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                 SPECIAL PURPOSE FIXED
                   INCOME PORTFOLIO

                      (++)RATINGS       FACE
                       (STANDARD       AMOUNT    VALUE
(CONT'D)               & POOR'S)        (000)  (000)(+)
-------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (1.4%)
Federal National Mortgage
  Association,
  Series:
  249 1 PO
   10/25/23                 Agy    $     3,746  $  2,288
  254 1 PO
   1/1/24                   Agy          1,329       866
  260 1 PO
   4/1/24                   Agy          1,790     1,152
  93-205 G PO REMIC
   9/25/23                  Agy            853       451
  93-235 H PO REMIC
   9/25/23                  Agy            354       237
  93-237 E PO REMIC
   11/25/23                 Agy          1,121       748
  93-243 C PO REMIC
   11/25/23                 Agy            238       151
  94-25 C PO REMIC
   11/25/23                 Agy            554       345
--------------------------------------------------------
GROUP TOTAL                                        6,238
--------------------------------------------------------
TELEPHONES (2.2%)
Comcast Cellular Corp.,
  Series:
  A
   Zero Coupon, 3/5/00      BB-          2,000     1,405
  B
   Zero Coupon, 3/5/00      BB-            530       372
Lenfest Communications,
  Inc.
   8.375%, 11/1/05          BB+          1,950     1,835
(#) MFS Communications Co.,
  Inc.
   0.00%, 1/15/06           B            1,910     1,335
Rogers Cablesystems
   10.00%, 3/15/05          BB+          1,975     2,005
TCI Communications, Inc.
   7.875%, 2/15/26          BBB-           825       717
Tele-Communications, Inc.
   9.25%, 1/15/23           BBB-         2,450     2,384
--------------------------------------------------------
GROUP TOTAL                                       10,053
--------------------------------------------------------
TRANSPORTATION (0.6%)
# Jet Equipment Trust,
  Series 95-5 AC
   10.69%, 5/1/15           BBB-         2,100     2,489
--------------------------------------------------------
U.S. TREASURY SECURITIES (20.9%)
U.S. Treasury Bond
   8.75%, 8/15/20           Tsy         10,675    12,722
U.S. Treasury Notes
   7.00%, 4/15/99           Tsy          4,100     4,176
   7.125%, 9/30/99          Tsy         15,250    15,593
   7.50%, 2/15/05           Tsy         32,725    34,438
   6.125%, 5/15/98          Tsy         19,000    19,024
U.S. Treasury Strip PO
   8/15/20                  Tsy         43,175     7,841
-------------------------------------------------------
GROUP TOTAL                                      93,794
-------------------------------------------------------
YANKEE (2.1%)
+ Brazil Par Series Z-L
   4.25%, 4/15/24           B1          2,925     1,737
# Paiton Energy Funding
   9.34%, 2/15/14           BBB-        1,675     1,697
(#) Republic of Argentina
   5.00%, 3/31/23           BB-         4,445     2,595
United Mexican States
   6.25%, 12/31/19          BB          3,100     2,143
YPF SA
   7.50%, 10/26/02          BBB         1,188     1,195
-------------------------------------------------------
GROUP TOTAL                                       9,367
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $452,888)   458,250
-------------------------------------------------------
PREFERRED STOCK (0.1%)
-------------------------------------------------------
                                       SHARES
                                       ------
# Time Warner, Inc.,
  10.25% Series K
  (Cost $196)                             194       204
-------------------------------------------------------
RIGHTS (0.0%)
-------------------------------------------------------
@* Mexico Recovery Rights,
  expiring 6/30/03 (Cost
    $0)                             3,100,000        --
-------------------------------------------------------
STRUCTURED INVESTMENT (0.3%)
-------------------------------------------------------
                                         FACE
                                       AMOUNT
                                        (000)
                                       ------
(##) Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments equal
  to 1% per annum of the
  outstanding notional
  balance of certain GNMA
  ARM pools. (Cost
  $1,701)                   N/R       $48,098     1,561
-------------------------------------------------------
CASH EQUIVALENTS (38.7%)
-------------------------------------------------------
Short-term Investments
  Held as Collateral for
  Loaned Securities
  (4.9%)                               22,313    22,313
-------------------------------------------------------
COMMERCIAL PAPER (26.0%)
American General
  Finance Corp.
   5.30%, 11/1/96                      13,000    12,941
American Express
  Credit Corp.
   5.30%, 10/15/96                     13,000    12,973
Colgate-Palmolive Co.
   5.39%, 11/13/96                     13,000    12,916
Commercial Credit Co.
   5.32%, 10/25/96                     13,000    12,954

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                          FACE
                                        AMOUNT     VALUE
                                         (000)  (000)(+)
--------------------------------------------------------
Ford Motor Credit Corp.
   5.36%, 10/10/96                 $    13,000  $ 12,983
General Electric Credit
  Corp.
   5.28%, 11/1/96                       13,000    12,941
Heinz, (HJ) Co.
   5.35%, 11/4/96                       13,000    12,934
Transamerica Financial
  Corp.
   5.30%, 11/21/96                      13,000    12,902
Warner-Lambert Co.
   5.28%, 10/2/96                       13,000    12,998
--------------------------------------------------------
GROUP TOTAL                                      116,542
--------------------------------------------------------
REPURCHASE AGREEMENT (7.8%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/1/96, to
  be repurchased at $34,883,
  collateralized by various U.S.
  Government and Agency
  Obligations, valued at $35,226        34,877    34,877
--------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $173,732)           173,732
--------------------------------------------------------
TOTAL INVESTMENTS (141.3%) (Cost $628,517)       633,747
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-41.3%)
Receivable for Investments Sold                   34,408
Interest Receivable                                4,194
Receivable for Fund Shares Sold                       24
Unrealized Gain on Forward Foreign
  Currency Contracts                                 434
Dividend Receivable                                    5
Other Assets                                           5
Payable for Investments Purchased               (190,408)
Written Interest Rate Floors, at Value           (10,528)
Payable for Fund Shares Redeemed                    (410)
Payable for Investment Advisory Fees                (410)
Payable for Daily Variation on Futures               (38)
Payable for Administrative Fees                      (29)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (3)
Collateral on Securities Loaned, at Value        (22,313)
Other Liabilities                                   (250)
                                                --------
                                                (185,319)
--------------------------------------------------------
NET ASSETS (100%)                               $448,428
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 36,517,472 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                  $447,646
--------------------------------------------------------
NET ASSET VALUE PER SHARE                       $  12.26
--------------------------------------------------------
INVESTMENT CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 63,849 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                  $    782
--------------------------------------------------------
NET ASSET VALUE PER SHARE                       $  12.24
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                 $431,444
Undistributed Net Investment Income (Loss)        11,292
Undistributed Realized Net Gain (Loss)               277
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            5,230
  Foreign Currency Transactions                      418
  Futures and Written Floors                        (233)
--------------------------------------------------------
NET ASSETS                                      $448,428
--------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at September 30,
        1996 was $6,671 or 1.5% of net assets.
(+)    See Note A1 to Financial Statements.
(++)   Ratings are unaudited.
*      Non-income producing security.
#      144A security. Certain conditions for public
        sale may exist.
(+++)  A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
+      Moody's Investor Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
(#)    Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of September 30,
        1996. Maturity date disclosed is the ultimate
        maturity.
(##)   Variable or floating rate security-rate
        disclosed is as of September 30, 1996.
[ ]    Securities purchased with proceeds from written
        floors. See Note A6 to Financial Statements.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation
DEM    German Mark
DKK    Danish Krone
GBP    British Pound
Inv Fl Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at September 30, 1996.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PAC    Planned Amortization Class
PO     Principal Only
REIT   Real Estate Investment Trust
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (90.1%)

--------------------------------------------------------
                     (++)RATINGS          FACE
                       (STANDARD        AMOUNT     VALUE
SEPTEMBER 30, 1996     & POOR'S)         (000)  (000)(+)
--------------------------------------------------------
MUNICIPAL BONDS (86.0%)
Adelanto, CA School
  District (FGIC)
   Zero Coupon, 9/1/18       AAA    $    4,350  $  1,185
Aldine, TX Independent
  School District (PSFG)
   Zero Coupon, 2/15/07      AAA           750       430
Allegheny County, PA
  Sanitation Authority,
  Series B (MBIA)
   Zero Coupon, 6/1/10       AAA         1,500       705
(##) Bakersfield, CA Hospital
  Revenue Bonds (AMBAC)
   3.69%, 1/1/19             AAA           750       750
Benicia, CA School District
  (MBIA)
   Zero Coupon, 8/1/11       AAA         3,480     1,503
California Housing &
  Finance Agency Revenue
  Bonds (MBIA)
   5.30%, 8/1/14             AAA           225       225
California State
   Zero Coupon, 3/1/04       A+            375       256
Center Township, PA Sewer
  Authority, Series A
  (MBIA)
   Zero Coupon, 4/15/19      AAA           855       231
Central Valley, CA Finance
  Authority
   5.70%, 7/1/03             BBB-          125       125
(##) Chelsea, MA Lease
  Revenue Bonds, Series A
   3.78%, 6/6/23             AAA           700       700
(##) Colorado Health
  Facilities Authority
  (MBIA)
   3.91%, 10/29/20           AAA         1,000     1,000
Colorado Health Facilities
  Revenue Bonds, Series A
   Zero Coupon, 7/15/20      AAA         1,000       191
(##) Connecticut State Health
  & Educational Facilities
  Authority Revenue Bonds
   3.57%, 6/10/30            AAA           800       800
Elizabeth Forward, PA
  School District (AMBAC)
   Zero Coupon,
   9/1/08                    AAA           425       224
   9/1/11                    AAA           850       370
Fort Bend, TX Independent
  School District (PSFG)
   Zero Coupon, 2/15/07      AAA         1,250       716
Fort Worth, TX Independent
  School District (PSFG)
   Zero Coupon, 2/15/08      AAA           940       505
Georgia State Housing &
  Financing Authority,
  Series A A2
   5.875%, 12/1/19           AA+           200       202
Grand Prairie, TX
  Independent School
  District (PSFG)
   Zero Coupon, 8/15/07      AAA           750       418
Hamilton Southeastern, IN
  (AMBAC)
   Zero Coupon, 1/1/15       AAA         1,000       338
Harris County, TX Toll
  Road, Series A (MBIA)
   Zero Coupon, 8/15/07      AA+           475       265
Houston, TX Independent
  School District (PSFG)
   Zero Coupon, 8/15/12      AAA           550       222
Hurst Euless Bedford, TX
  Independent School
  District (PSFG)
   Zero Coupon,
   8/15/17                   AAA           965       283
   8/15/18                   AAA         1,100       304
+ Idaho Housing & Finance
  Association, Series F
   5.70%, 7/1/27             Aaa           275       276
Illinois Development
  Finance Authority Revenue
  Bonds (FGIC)
   Zero Coupon, 12/1/09      AAA         2,000       968
(##) Illinois Health
  Facilities Authority
  Revenue Bonds (AMBAC)
   3.60%, 8/15/24            AAA           800       800
+ Indiana State Housing
  Finance Authority Revenue
  Bonds,
  Series A2 (AMBAC)
   5.55%, 1/1/21             Aaa           500       505
Indiana Transportation
  Finance Authority Highway
  Revenue
  Bonds (AMBAC)
   Zero Coupon, 12/1/16      AAA         1,695       509
Indianapolis Airport
  Authority Revenue Bonds
   7.10%, 1/15/17            BBB           375       399
Intermountain Power
  Agency, UT
   Zero Coupon, 7/1/17       AA-         1,750       507
   6.50%, 7/1/09 (MBIA)      AAA           875       969
Jacksonville, FL Electric
  Authority Revenue Bonds
   Zero Coupon, 10/1/11      AA            325       141
Kane & De Kalb Counties, IL
  Unit School District
  (AMBAC)
   Zero Coupon, 12/1/09      AAA           525       249

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                      (++)RATINGS         FACE
                        (STANDARD       AMOUNT     VALUE
                        & POOR'S)        (000)  (000)(+)
--------------------------------------------------------
Kansas City, KA Utility
  Systems Revenue Bonds
  (AMBAC)
   Zero Coupon,
   3/1/06                    AAA    $      130  $     80
   3/1/06                    AAA            95        58
+ Keller, TX Independent
  School District (PSFG)
   Zero Coupon, 8/15/12      Aaa           800       323
Kentucky State Turnpike
  Authority (FGIC)
   Zero Coupon, 1/1/10       AAA           450       214
La Joya, TX Independent
  School District (PSFG)
   Zero Coupon, 8/1/12       AAA           645       261
Little Rock, AK Airport
  Passenger Facility
  Revenue Bonds (AMBAC)
   5.65%, 5/1/16             AAA           250       251
(##) Los Angeles, CA
  Wastewater Systems
  Revenue Bonds (FGIC)
   3.55%, 11/1/09            AAA           800       800
Maricopa County, AZ Unified
  School District-Chandler
  (FGIC)
   Zero Coupon, 7/1/07       AAA           250       140
Maryland Transportation
  Authority (FGIC)
   Zero Coupon, 7/1/08       AAA           250       135
Mercer County, NJ Revenue
  Bonds (County Guaranteed)
   Zero Coupon, 4/1/06       AA            350       218
(##) Metropolitan Pier &
  Exposition Authority, IL
  Dedicated
  State Tax Revenue Bonds
   3.88%, 6/15/27            AAA           750       750
Michigan State Housing
  Development Authority,
  Series B
   5.50%, 12/1/26            AA+           500       503
Michigan State Trunk Line
  (AMBAC)
   Zero Coupon
   10/1/05                   AAA           750       471
   10/1/12                   AAA         1,500       602
Midland, TX Independent
  School District (PSFG)
   Zero Coupon, 8/15/06      AAA           750       446
Millcreek Township, PA
  (FGIC)
   Zero Coupon, 8/15/05      AAA           325       207
Mississippi Housing
  Finance Corp.
   Zero Coupon, 9/15/16      AA-         5,250     1,598
Mobile, AL Industrial
  Development Board
  Solid Waste Disposal
  Revenue Bonds
   6.95%, 1/1/20             BBB-          180       190
(##) Montana State Health
  Facilities Authority
  Revenue Bonds, Deaconess
  Medical Center, Series C
   3.52%, 2/15/17            AAA           900       900
Nebraska Investment Finance
  Authority Revenue Bonds,
  Series B
   5.60%, 3/1/20             AAA           500       506
  Series D
   5.80%, 3/1/20             AAA           500       505
Nebraska Public Power
  District Revenue Bonds
   5.40%, 1/1/03             A+            200       206
+ Nevada Housing Division,
  Series C
   5.65%, 4/1/27             Aaa           500       506
+ Nevada Housing Division
  Senior, Series A 2
   5.50%, 10/1/27            Aaa           350       352
New Jersey Economic
  Development Authority
   Zero Coupon, 3/15/09      A+            275       139
New Jersey State
   Zero Coupon, 2/15/06      AA+           500       311
New Mexico Mortgage Finance
  Authority, Series H
   5.35%, 7/1/15             AAA           500       504
(##) New York City, NY
  General Obligation
  Inverse Bonds
   18.709%, 10/1/03          BBB+          250       362
New York State Dormitory
  Authority
   5.10%, 5/15/01            BBB+          250       252
Noblesville, IN High School
  Building Corp. (AMBAC)
   Zero Coupon,
   2/15/17                   AAA           900       267
   2/15/19                   AAA         1,850       484
Norris, CA School District
  (MBIA)
   Zero Coupon,
   5/1/15                    AAA           785       265
   5/1/16                    AAA           400       127
North Carolina Eastern
  Municipal Power Agency,
  Series B
   6.125%, 1/1/09            BBB+          350       359
  Series C
   5.125%, 1/1/03            BBB+          450       441
North Carolina Housing
  Finance Agency,
  Series FF
   5.50%, 9/1/22             AA            500       502
  Series JJ
   5.75%, 3/1/23             AA            600       607

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       MUNICIPAL
                       PORTFOLIO

                      (++)RATINGS         FACE
                        (STANDARD       AMOUNT     VALUE
(CONT'D)                & POOR'S)        (000)  (000)(+)
--------------------------------------------------------
North Slope Borough, AK
  General Obligation,
  Series B (CGIC)
   Zero Coupon, 6/30/04      AAA    $      575  $    382
Northern Illinois
  University Revenue Bonds
  (FGIC)
   Zero Coupon, 4/1/15       AAA           675       224
Okemos, MI Public School
  District (MBIA)
   Zero Coupon, 5/1/15       AAA           900       306
Oley Valley, PA School
  District (AMBAC)
   Zero Coupon, 5/15/09      AAA           760       381
(##) Orange County, FL Health
  Facilities Authority
  Revenue Bonds (MBIA)
   3.60%, 10/29/21           AAA           800       800
Penn Hills Township, PA
   Zero Coupon, 6/1/12       N/R         1,025       358
(##) Pennsylvania Housing and
  Finance Agency
   3.53%, 10/3/23            AA+           500       500
(#) Pennsylvania State
  General Obligation
  (AMBAC)
   0.00%, 4/15/03            AAA           775       833
Philadelphia, PA Gas Works
   5.80%, 7/1/01             BBB           350       359
Philadelphia, PA General
  Obligation, Series A
  (FGIC)
   5.40%, 11/15/03           AAA           600       617
Philadelphia, PA Hospitals
  & Higher Education
  Facilities Authority
  Revenue Bonds
   6.15%, 7/1/05             BBB+          125       127
Philadelphia, PA Municipal
  Authority (FGIC)
   4.90%, 4/1/03             AAA           500       498
Port Authority, NY & NJ
  Special Obligation
  Revenue Bonds
   7.00%, 10/1/07            N/R           450       478
(##) Richland County, SC
  Hospital Facilities
  Revenue Bonds, Richland
  Memorial Hospital, Series
  C
   3.625%, 7/5/13            AAA           800       800
+ Saline County, KS
   Zero Coupon, 12/1/15      Aaa           750       242
San Antonio, TX Electric &
  Gas Revenue Bonds (AMBAC)
   Zero Coupon, 2/1/05       AAA           200       130
San Bernardino County, CA,
  Series A (MBIA)
   7.40%, 7/1/16             AAA         1,150     1,116
Savannah, GA Economic
  Development Authority
  Revenue Bonds
   7.40%, 4/1/26             N/R           100       103
Schuylkill County, PA
  Redevelopment Authority
  (FGIC)
   7.125%, 6/1/13            AAA           750       833
Skokie, IL Park District,
  Series B (AMBAC)
   Zero Coupon, 12/1/12      AAA         1,750       678
(##) South Broward, IL
  Hospital District (AMBAC)
   3.50%, 5/13/21            AAA           800       800
Steel Valley, PA
  Allegheny County
   Zero Coupon, 11/1/17      A             650       182
Steel Valley, PA School
  District
   Zero Coupon, 11/1/11      A             740       308
(##) University of California
  Revenue Bonds
   3.55%, 9/1/16             AAA           900       900
Utah State Housing Finance
  Agency, Series A-2
   5.50%, 7/1/27             AAA           480       483
Washington State Public
  Power Supply (MBIA)
   Zero Coupon, 7/1/10       AAA           475       217
   7.00%, 7/1/07             AA-           375       418
(##) Wichita, KS Hospital
  Revenue Bonds, Series
  III-A (MBIA)
   3.62%, 10/20/17           AAA           800       800
(##) York County, PA Hospital
  Authority Revenue Bonds
  (AMBAC)
   3.583%, 7/1/21            AAA           900       900
--------------------------------------------------------
GROUP TOTAL                                       46,886
--------------------------------------------------------
ASSET BACKED CORPORATES (0.7%)
# ALPS, Series 96-1 D
   12.75%, 6/15/06           BB-           350       361
--------------------------------------------------------
INDUSTRIALS (2.7%)
Comcast Corp.
   9.375%, 5/15/05           BB-           225       228
G-I Holdings, Inc.
   Zero Coupon, 10/1/98      B+            412       355
Grand Casinos, Inc.
   10.125%, 12/1/03          BB            250       245
Host Marriott Travel Plaza
   9.50%, 5/15/05            BB-           175       175
Revlon Worldwide Corp.
   Zero Coupon, 3/15/98      B-            300       264
Viacom, Inc.
   8.00%, 7/7/06             BB-           250       234
--------------------------------------------------------
GROUP TOTAL                                        1,501
--------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                      (++)RATINGS         FACE
                        (STANDARD       AMOUNT     VALUE
                        & POOR'S)        (000)  (000)(+)
--------------------------------------------------------
TELEPHONES (0.5%)
MFS Communications Co.,
  Inc.
   Zero Coupon, 1/15/06      B      $      200  $    140
Rogers Cablesystems
   10.00%, 3/15/05           BB+           125       127
--------------------------------------------------------
GROUP TOTAL                                          267
--------------------------------------------------------
TRANSPORTATION (0.2%)
# Jet Equipment Trust,
  Series 95-5A C
   10.69%, 5/1/15            BBB-          100       118
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $46,882)      49,133
--------------------------------------------------------
CASH EQUIVALENTS (7.9%)
--------------------------------------------------------
MONEY MARKET INSTRUMENTS (7.2%)
Dreyfus Basic Municipal
  Money Market Fund                  1,956,792     1,957
Vanguard Municipal Fund
  Money Market Portfolio             1,957,621     1,958
--------------------------------------------------------
GROUP TOTAL                                        3,915
--------------------------------------------------------
U.S. TREASURY SECURITY (0.4%)
(+++) U.S. Treasury Bill
   Zero Coupon, 10/31/96     Tsy    $      250       249
--------------------------------------------------------
REPURCHASE AGREEMENT (0.3%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/1/96, to
  be repurchased at $145,
  collateralized by various U.S.
  Government Obligations due
  10/3/96-7/17/98, valued at $146          145       145
--------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $4,309)               4,309
--------------------------------------------------------
TOTAL INVESTMENTS (98.0%) (Cost $51,191)          53,442
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.0%)
Cash                                                   1
Interest Receivable                                  307
Receivable for Fund Shares Sold                      148
Receivable for Investments Sold                      130
Unrealized Gain on Swap Agreements                   658
Dividends Payable                                    (71)
Payable for Fund Shares Redeemed                      (1)
Payable for Investment Advisory Fees                 (34)
Payable for Administrative Fees                       (3)
Payable for Daily Variation on Futures
  Contracts                                          (10)
Other Liabilities                                    (31)
                                                --------
                                                   1,094
--------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------
Applicable to 4,856,903 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                   $54,536
--------------------------------------------------------
NET ASSET VALUE PER SHARE                 $ 11.23
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                 $ 52,097
Undistributed Net Investment Income (Loss)            11
Undistributed Realized Net Gain (Loss)              (484)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            2,251
  Futures and Swaps                                  661
--------------------------------------------------------
NET ASSETS                                       $54,536
--------------------------------------------------------

(+)     See Note A1 to Financial Statements.
(++)    Ratings are unaudited.
(+++)   A portion of these securities was pledged to cover
         margin requirements for futures contracts.
+       Moody's Investor Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
(#)     Step Bond-Coupon increases in increments to
         maturity. Rate disclosed is as of September 30,
         1996. Maturity date disclosed is the ultimate
         maturity.
(##)    Variable or floating rate security-rate disclosed
         is as of September 30, 1996.
#       144A security. Certain conditions for public sale
         may exist.
AMBAC   American Municipal Bond Assurance Corporation
CGIC    Capital Guaranty Insurance Corporation
FGIC    Financial Guaranty Insurance Corporation
MBIA    Municipal Bond Insurance Association
PSFG    Permanent School Fund Guarantee

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

PA MUNICIPAL
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (82.5%)

-----------------------------------------------------------
                     (++)RATINGS          FACE
                       (STANDARD        AMOUNT        VALUE
SEPTEMBER 30, 1996     & POOR'S)         (000)     (000)(+)
-----------------------------------------------------------
MUNICIPAL BONDS (80.4%)
Aliquippa School District,
  PA
   Zero Coupon, 6/1/12       A      $      685      $   269
Allegheny County, PA
  (AMBAC)
   Zero Coupon, 5/1/03       AAA           325          235
Berks County, PA (FGIC)
   Zero Coupon,
   5/15/19                   AAA         1,250          336
   11/15/20                  AAA         1,000          255
(##) Bucks County, PA
  Industrial Development
  Authority Revenue Bonds,
  Grandview Hospital
  Project, Series B
   3.78%, 7/3/12             AAA           500          500
Bucks County, PA Water &
  Sewer Authority Revenue
  Bonds (FGIC)
   Zero Coupon, 12/1/05      AAA           375          235
   + 5.50%, 2/1/08           Aaa           245          250
Center Township, PA Sewer
  Authority (MBIA)
   Zero Coupon, 4/15/17      AAA           615          188
Central Valley, CA Finance
  Authority
   5.70%, 7/1/03             BBB-          100          100
Chartiers Valley, PA (FGIC)
   Zero Coupon, 2/1/06       AAA           425          262
Clinton County, PA
  Industrial Development
  Authority
   6.25%, 11/15/06           BB-           150          139
Conrad Weiser Area School
  District, PA, Series A
  (MBIA)
   3.70%, 7/1/97             AAA           200          200
(##) Delaware County, PA
  Industrial Development
  Authority Revenue Bonds,
  Series G
   4.25%, 12/1/13            AAA           350          350
Elizabeth Forward, PA
  School District (AMBAC)
   Zero Coupon, 9/1/11       AAA           400          174
Georgia State Housing &
  Financing Authority,
  Series A A2
   5.875%, 12/1/19           AA+           120          121
Girard Area, PA School
  District (FGIC)
   Zero Coupon,
   10/1/18                   AAA           700          195
   10/1/19                   AAA           250           66
Huron, MI School District
  (AMBAC)
   Zero Coupon, 5/1/18       AAA         1,500          426
Intermountain Power Agency,
  UT (MBIA)
   6.50%, 7/1/09             AAA           300          332
Kane & De Kalb Counties, IL
  Unit School District
  (AMBAC)
   Zero Coupon, 12/1/09      AAA           200           95
Lehigh County, PA General
  Purpose Authority Revenue
  Bonds, Horizons Health
  Systems, Inc., Series B
   8.25%, 7/1/13             N/R           250          260
Millcreek Township, PA
  (FGIC)
   Zero Coupon, 8/15/05      AAA           375          239
Mobile, AL Industrial
  Development Board
  Solid Waste Disposal
  Revenue Bonds
   6.95%, 1/1/20             BBB-           80           84
Montour, PA School District
  (MBIA)
   Zero Coupon, 1/1/13       AAA           300          119
Nebraska Investment Finance
  Authority Revenue Bonds,
  Series D
   5.80%, 3/1/20             AAA           275          278
+ Nevada Housing Division,
  Series C
   5.65%, 4/1/27             Aaa           250          253
(##) New York City, NY
  General Obligation
  Inverse Bonds
   18.709%, 10/1/03          BBB+          100          145
North Carolina Eastern
  Municipal Power
  Agency Revenue Bonds,
  Series C
   5.125%, 1/1/03            BBB+          150          147
North Carolina Housing
  Finance Agency, Series JJ
   5.75%, 3/1/23             AA            325          329
North Slope Borough, AK
  General Obligation,
  Series B (CGIC)
   Zero Coupon, 6/30/04      AAA           285          189
Northwestern, PA School
  District (AMBAC)
   Zero Coupon, 1/15/09      AAA           450          230
Oley Valley, PA School
  District (AMBAC)
   Zero Coupon, 5/15/09      AAA           760          381
Penn Hills Township, PA
   Zero Coupon, 6/1/12       N/R           450          157
Penn Hills Township, PA,
  Series B
   Zero Coupon, 12/1/13      N/R           500          158
Pennsylvania Convention
  Center Authority
   6.25%, 9/1/04             BBB-          250          261
   6.70%, 9/1/16 (FGIC)      AAA           500          553
Pennsylvania Housing
  Finance Authority,
  Series 47
   5.20%, 4/1/27             AA+           375          373

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     (++)RATINGS          FACE
                       (STANDARD        AMOUNT      VALUE
                       & POOR'S)         (000)   (000)(+)
---------------------------------------------------------
  Series 48
   5.375%, 10/1/16           AA+    $      300    $   302
  Series 50A
   5.35%, 10/1/08            AA+           250        252
  Series 51
   5.65%, 4/1/20             AA+           250        252
  Series 52B
   5.55%, 10/1/16            AA+           500        501
Pennsylvania Infrastructure
  Investment Authority
  Revenue Bonds (MBIA)
   6.00%, 9/1/04             AAA         2,000      2,129
   6.00%, 9/1/04             AAA         3,000      3,194
Pennsylvania State General
  Obligation (AMBAC)
   (#) 0.00%, 4/15/03        AAA           300        323
   Zero Coupon, 7/1/05       AAA           375        242
Philadelphia, PA Gas Works
   5.80%, 7/1/01             BBB           200        205
Philadelphia, PA General
  Obligation, Series A
  (FGIC)
   5.125%, 5/15/03           AAA           100        101
+ Philadelphia, PA
  Hospitals
   10.875%, 7/1/08           Aaa           145        189
Philadelphia, PA Hospitals
  & Higher Education
  Facilities
  Authority Revenue Bonds
  (FGIC)
   (##) 3.70%, 3/6/12        AAA           500        500
   6.15%, 7/1/05             BBB+           50         51
Philadelphia, PA Municipal
  Authority Revenue Bonds
   7.875%, 7/15/17           AAA           300        315
Philadelphia, PA School
  District (MBIA)
   5.20%, 7/1/03             AAA           200        204
Philadelphia, PA Water &
  Wastewater Revenue
  Bonds (FGIC)
   5.20%, 6/15/05            AAA           500        505
Pittsburgh, PA General
  Obligation (AMBAC)
   Zero Coupon, 9/1/04       AAA           350        236
   6.50%, 4/1/11             AAA           285        303
Pittsburgh, PA Water &
  Sewer (FGIC)
   Zero Coupon, 9/1/05       AAA           375        240
Port Authority, NY & NJ
  Special Obligation
  Revenue Bonds
   7.00%, 10/1/07            N/R           250        266
Robinson Township, PA
   6.90%, 5/15/18            AAA           115        132
San Bernardino County, CA,
  Series A (MBIA)
   7.40%, 7/1/16             AAA           450        437
Savannah, GA Economic
  Development Authority
  Revenue Bonds
   7.40%, 4/1/26             N/R            40         41
Scott Township, PA (AMBAC)
   3.80%, 3/1/97             AAA           200        200
Scranton, PA Health &
  Welfare Authority
   6.625%, 7/1/09            AAA           125        134
Southeastern Area Schools,
  PA
   Zero Coupon, 10/1/06      A             590        343
Steel Valley, PA School
  District
   Zero Coupon, 11/1/11      A             430        179
Stroud Township, PA Sewer
  Authority (CGIC)
   Zero Coupon, 11/15/05     AAA           375        235
Upper Darby Township, PA
  (AMBAC)
   Zero Coupon, 7/15/11      AAA           525        230
Washington County, West PA
  Power Co.
   4.95%, 3/1/03             A             150        151
Westmoreland County, PA
  (AMBAC)
   Zero Coupon, 8/1/14       AAA         1,475        527
(##) York County, PA Hospital
  Authority Revenue Bonds
  (AMBAC)
   3.583%, 7/1/21            AAA           550        550
Yough, PA School District
  (MBIA)
   Zero Coupon, 10/1/13      AAA         1,445        547
------------------------------------------------  -------
GROUP TOTAL                                        22,900
------------------------------------------------  -------
ASSET BACKED CORPORATES (0.5%)
# ALPS, Series 96-1 D
   12.75%, 6/15/06           BB-           150        154
------------------------------------------------  -------
INDUSTRIALS (0.7%)
Comcast Corp.
   9.375%, 5/15/05           BB-            75         76
G-I Holdings, Inc.
   Zero Coupon, 10/1/98      B+             57         49
Host Marriott Travel Plaza
   9.50%, 5/15/05            BB-            75         75
------------------------------------------------  -------
GROUP TOTAL                                           200
------------------------------------------------  -------
TELEPHONES (0.5%)
(#) MFS Communications Co.,
  Inc.
   0.00%, 1/15/06            B             130         91
Rogers Cablesystems
   10.00%, 3/15/05           BB+            50         51
------------------------------------------------  -------
GROUP TOTAL                                           142
------------------------------------------------  -------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     PA MUNICIPAL

                        PORTFOLIO
                      (++)RATINGS         FACE
                        (STANDARD       AMOUNT      VALUE
(CONT'D)                & POOR'S)        (000)   (000)(+)
---------------------------------------------------------
TRANSPORTATION (0.4%)
# Jet Equipment Trust,
  Series 95-5A C
   10.69%, 5/1/15            BBB-   $      100    $   119
---------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $22,412)       23,515
---------------------------------------------------------
CASH EQUIVALENTS (15.7%)
---------------------------------------------------------
                                        SHARES
                                        ------
MONEY MARKET INSTRUMENTS (9.4%)
Dreyfus PA Municipal Money
  Market Fund                        1,337,212      1,337
Vanguard PA Tax-Free Money
  Market Fund                        1,332,796      1,333
---------------------------------------------------------
GROUP TOTAL                                         2,670
---------------------------------------------------------
U.S. TREASURY SECURITY (0.4%)
(+++) U.S. Treasury Bill
   Zero Coupon, 11/21/96     Tsy           125        124
---------------------------------------------------------
REPURCHASE AGREEMENTS (5.9%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/1/96, to
  be repurchased at $561,
  collateralized by various U.S.
  Government Obligations due
  10/3/96-7/17/98, valued at $567          561        561
Goldman Sachs 5.65%, dated
  9/30/96, due 10/1/96, to
  be repurchased at $561,
  collateralized by U.S.
  Treasury Bonds, 8.75%,
  due 5/15/17, valued at
  $574                                     561        561
Merrill Lynch 5.50%, dated
  9/30/96, due 10/1/96, to
  be repurchased at $561,
  collateralized by U.S.
  Treasury Bills, due
  12/31/96, valued at $575                 561        561
---------------------------------------------------------
GROUP TOTAL                                         1,683
---------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $4,477)                4,477
---------------------------------------------------------
TOTAL INVESTMENTS (98.2%) (Cost $26,889)           27,992
---------------------------------------------------------
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.8%)
Cash                                                    1
Interest Receivable                                   194
Receivable for Investments Sold                        65
Unrealized Gain on Swap Agreements                    297
Dividends Payable                                      (8)
Payable for Investment Advisory Fees                  (18)
Payable for Administrative Fees                        (2)
Payable for Daily Variation Margin on Futures
  Contracts                                            (8)
Other Liabilities                                     (25)
                                                  -------
                                                      496
---------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------
Applicable to 2,504,646 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                    $28,488
---------------------------------------------------------
NET ASSET VALUE PER SHARE                         $ 11.37
---------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                   $27,319
Undistributed Net Investment Income (Loss)             22
Undistributed Realized Net Gain (Loss)               (237)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             1,103
  Futures and Swaps                                   281
---------------------------------------------------------
NET ASSETS                                        $28,488
---------------------------------------------------------

(+)       See Note A1 to Financial Statements.
(++)      Ratings are unaudited.
(+++) A portion of these securities was pledged to cover margin requirements for futures contracts.
+ Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
(#) Step Bond-Coupon increases in increments to maturity. Rate disclosed is as of September 30, 1996. Maturity date disclosed is the ultimate maturity.
(##) Variable or floating rate security - rate disclosed is as of September 30, 1996.
#         144A security. Certain conditions for public sale
          may exist.
AMBAC     American Municipal Bond Assurance Corporation
CGIC      Capital Guaranty Insurance Corporation
FGIC      Financial Guaranty Insurance Corporation
MBIA      Municipal Bond Insurance Association
N/R Not rated by Moody's Investor Service, Inc., Standard & Poor's Corporation or Fitch.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (84.0%)

-------------------------------------------------------
                   (++)RATINGS        FACE
                     (STANDARD      AMOUNT        VALUE
 SEPTEMBER 30, 1996  & POOR'S)       (000)     (000)(+)
-------------------------------------------------------
AUSTRALIAN DOLLAR (0.8%)
Commonwealth of Australia
   9.50%, 8/15/03         AA     AUD       580  $   504
-------------------------------------------------------
BRITISH POUND (7.3%)
United Kingdom Treasury Bills
   7.00%, 11/6/01         AAA    GBP     1,625    2,532
   8.00%, 6/10/03         AAA              600      973
   8.50%, 7/16/07         AAA              840    1,386
-------------------------------------------------------
GROUP TOTAL                                       4,891
-------------------------------------------------------
CANADIAN DOLLAR (2.1%)
#  Global Econ2 EI
   Zero Coupon, 11/1/98   AAA             (1)6       65
#  Global Econ2 PIP
   Zero Coupon, 11/1/98   AAA             (1)6       22
Government of Canada
   9.75%, 6/1/21          AA+    CAD     1,500    1,351
-------------------------------------------------------
GROUP TOTAL                                       1,438
-------------------------------------------------------
DANISH KRONE (5.2%)
Kingdom of Denmark
   8.00%, 5/15/03         AAA    DKK    18,840    3,499
-------------------------------------------------------
FRENCH FRANC (3.1%)
Government of France O.A.T.
   8.50%, 3/28/00         AAA    FRF     9,650    2,092
-------------------------------------------------------
GERMAN MARK (16.3%)
Government of Germany
   6.25%, 1/4/24          AAA    DEM     1,000      603
   7.125%, 1/29/03        AAA            3,325    2,354
   7.375%, 1/3/05         AAA            2,680    1,911
   7.50%, 9/9/04          AAA            2,410    1,733
   8.375%, 5/21/01        AAA            5,845    4,350
-------------------------------------------------------
GROUP TOTAL                                      10,951
-------------------------------------------------------
IRISH PUNT (5.5%)
Irish Government
   6.25%, 4/1/99          AA     IEP       740    1,189
   6.50%, 10/18/01        AA             1,530    2,470
-------------------------------------------------------
GROUP TOTAL                                       3,659
-------------------------------------------------------
ITALIAN LIRA (8.3%)
Republic of Italy BTPS
   9.50%, 1/1/05          AA     ITL   910,000      635
   9.50%, 2/1/06          AA           945,000      663
   10.50%, 7/15/98        AA         2,130,000    1,461
   10.50%, 7/15/00        AA         4,000,000    2,848
-------------------------------------------------------
GROUP TOTAL                                       5,607
-------------------------------------------------------
JAPANESE YEN (4.2%)
Credit Locale de France
   6.00%, 10/31/01        AAA    JPY    75,000      793
European Investment Bank
   6.625%, 3/15/00        AAA           60,000      628
Export-Import Bank of
  Japan
   2.875%, 7/28/05        AAA           80,000      718
(+++) International Bank for
  Reconstruction &
  Development
   6.75%, 6/18/01         AAA           64,000      696
-------------------------------------------------------
GROUP TOTAL                                       2,835
-------------------------------------------------------
SPANISH PESETA (2.6%)
Spanish Government
   12.25%, 3/25/00        N/R     ESP  195,000    1,750
-------------------------------------------------------
SWEDISH KRONA (5.1%)
Government of Sweden
   13.00%, 6/15/01        AAA     SEK   18,175    3,429
-------------------------------------------------------
UNITED STATES DOLLAR (23.5%)
AGENCY FIXED RATE MORTGAGES (8.9%)
Federal Home Loan Mortgage
  Corporation Gold
  October TBA
   7.50%, 6/15/23         Agy         $  4,850    4,799
Federal National Mortgage
  Association
  October TBA
   7.50%, 6/15/25         Agy            1,250    1,235
-------------------------------------------------------
GROUP TOTAL                                       6,034
-------------------------------------------------------
U.S. TREASURY SECURITIES (14.6%)
(+++) U.S. Treasury Bond
   8.75%, 8/15/20         Tsy            2,005    2,389
U.S. Treasury Notes
   6.25%, 2/15/03         Tsy            4,075    4,010
   6.75%, 5/31/99         Tsy            2,550    2,581
   7.50%, 5/15/02         Tsy              775      811
-------------------------------------------------------
GROUP TOTAL                                       9,791
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $55,735)     56,480
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                  GLOBAL FIXED INCOME
                       PORTFOLIO
                                          FACE
                                        AMOUNT     VALUE
(CONT'D)                                 (000)  (000)(+)
--------------------------------------------------------
CASH EQUIVALENTS (23.0%)
--------------------------------------------------------
COMMERCIAL PAPER (10.4%)
Aon Corp.
   5.30%, 10/4/96                       $1,000   $   999
Bell Atlantic Corp.
   5.28%, 10/10/96                       1,000       999
Dun & Bradstreet Corp.
   5.30%, 10/10/96                       1,000       999
Ford Motor Credit Corp.
   5.28%, 10/21/96                       1,000       997
Gannett Co.
   5.33%, 10/4/96                        1,000       999
Motorola Corp.
   5.27%, 10/16/96                       1,000       998
Warner-Lambert Co.
   5.30%, 10/31/96                       1,000       996
--------------------------------------------------------
GROUP TOTAL                                        6,987
--------------------------------------------------------
REPURCHASE AGREEMENTS (7.5%)
Goldman Sachs 5.65%, dated
  9/30/96, due 10/1/96, to be
  repurchased at $2,537,
  collateralized by U.S.
  Treasury Bonds, 8.75%, due
  5/15/17 valued at $2,596               2,537     2,537
Merrill Lynch 5.50%, dated
  9/30/96, due 10/1/96, to be
  repurchased at $2,537,
  collateralized by U.S.
  Treasury Bills, due 12/31/96,
  valued at $2,599                       2,537     2,537
--------------------------------------------------------
GROUP TOTAL                                        5,074
--------------------------------------------------------
U.S. TREASURY SECURITY (5.1%)
U. S. Treasury Bill
   Zero Coupon, 2/27/97                  3,500     3,426
--------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $15,487)             15,487
--------------------------------------------------------
FOREIGN CURRENCY (0.2%)
--------------------------------------------------------
Canadian Dollar           CAD               14        10
German Mark               DEM              181       119
@ Italian Lira            ITL                3        --
--------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $131)                   129
--------------------------------------------------------
TOTAL INVESTMENTS (107.2%) (Cost $71,353)         72,096
--------------------------------------------------------
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.2%)
Cash                                                   1
Interest Receivable                                1,314
Receivable for Investments Sold                      672
Receivable for Daily Variation on Futures Contracts  124
Payable for Investments Purchased                 (6,617)
Payable for Investment Advisory Fees                 (57)
Payable for Administrative Fees                       (4)
Unrealized Loss on Forward Foreign Currency
  Contracts                                         (210)
Other Liabilities                                    (37)
                                                 -------
                                                  (4,814)
--------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------
Applicable to 6,112,609 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                   $67,282
--------------------------------------------------------
NET ASSET VALUE PER SHARE                        $ 11.01
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                  $63,316
Undistributed Net Investment Income (Loss)         2,358
Undistributed Realized Net (Gain) Loss             1,053
Unrealized Appreciation (Depreciation) on:
  Investment Securities                              745
  Foreign Currency Transactions                     (240)
  Futures                                             50
--------------------------------------------------------
NET ASSETS                                       $67,282
--------------------------------------------------------

(+)   See Note A1 to Financial Statements.
(++)  Ratings are unaudited.
(+++) A portion of these securities was pledged to cover
       margin requirements for futures contracts.
@     Value is less than $500.
#     144A security. Certain conditions for public sale may
       exist.
(1)   Amount represents shares held by the Portfolio.
N/R   Not rated by Moody's Investor Service, Inc., Standard
       & Poor's Corporation or Fitch.
TBA   Security is subject to delayed delivery. See Note A8
       to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (79.1%)

-------------------------------------------------------
                     (++)RATINGS        FACE
                      (STANDARD        AMOUNT    VALUE
SEPTEMBER 30, 1996    & POOR'S)        (000)   (000)(+)
-------------------------------------------------------
AUSTRALIAN DOLLAR (1.2%)
Commonwealth of Australia
   9.50%, 8/15/03        AA     AUD     1,980  $  1,720
-------------------------------------------------------
BRITISH POUND (10.6%)
United Kingdom
  Treasury Bills
   7.00%, 11/6/01        AAA    GBP     7,225    11,256
   8.00%, 6/10/03        AAA              880     1,427
   8.50%, 7/16/07        AAA            1,510     2,492
-------------------------------------------------------
GROUP TOTAL                                      15,175
-------------------------------------------------------
CANADIAN DOLLAR (3.6%)
# Global Econ2 EI
   Zero Coupon, 11/1/98  AAA          (1)  14       152
# Global Econ2 PIP
   Zero Coupon, 11/1/98  AAA          (1)  14        52
Government of Canada
   6.50%, 6/1/04         AA+    CAD     2,200     1,579
   8.50%, 4/1/02         AA+              500       402
   9.75%, 6/1/21         A              3,250     2,928
-------------------------------------------------------
GROUP TOTAL                                       5,113
-------------------------------------------------------
DANISH KRONE (8.5%)
Kingdom of Denmark
   8.00%, 5/15/03        AAA    DKK    29,060     5,396
   8.00%, 3/15/06        AAA           18,350     3,357
   9.00%, 11/15/00       AAA           17,500     3,369
-------------------------------------------------------
GROUP TOTAL                                      12,122
-------------------------------------------------------
FRENCH FRANC (1.0%)
(+++) Government of France O.A.T.
   8.50%, 3/28/00        AAA    FRF     6,400     1,387
-------------------------------------------------------
GERMAN MARK (12.7%)
European Economic Community
   6.50%, 3/10/00        AAA      DEM   2,250     1,561
Government of Germany
   (+++) 6.25%, 1/4/24   AAA            2,350     1,417
   7.375%, 1/3/05        AAA            2,925     2,086
   8.375%, 5/21/01       AAA           13,415     9,983
International Bank for
  Reconstruction & Development
   7.125%, 4/12/05       AAA            4,550     3,179
-------------------------------------------------------
GROUP TOTAL                                      18,226
-------------------------------------------------------
IRISH PUNT (5.4%)
Irish Government
   6.25%, 4/1/99         AA     IEP     1,735     2,787
   6.50%, 10/18/01       AA             3,085     4,981
-------------------------------------------------------
GROUP TOTAL                                       7,768
-------------------------------------------------------
ITALIAN LIRA (11.8%)
Republic of Italy BTPS
   9.50%, 2/1/06         AA     ITL 2,015,000     1,413
   10.00%, 8/1/03        AAA        3,915,000     2,789
   10.50%, 7/15/98       AA         6,905,000     4,736
   10.50%, 7/15/00       AA        11,100,000     7,904
-------------------------------------------------------
GROUP TOTAL                                      16,842
-------------------------------------------------------
JAPANESE YEN (13.3%)
(+++) Credit Locale de France
   6.00%, 10/31/01       AAA    JPY   426,000     4,505
European Investment Bank
   6.625%, 3/15/00       AAA          205,000     2,146
Export-Import Bank of Japan
   2.875%, 7/28/05       AAA          470,000     4,214
Inter-American Development
  Bank
   6.00%, 10/30/01       AAA          535,000     5,682
(+++) International Bank for
  Reconstruction & Development
   6.75%, 6/18/01        AAA          235,000     2,556
-------------------------------------------------------
GROUP TOTAL                                      19,103
-------------------------------------------------------
NETHERLANDS GUILDER (2.0%)
Netherlands Government
   8.25%, 2/15/07        AAA     NLG    4,225     2,878
-------------------------------------------------------
SPANISH PESETA (4.3%)
Spanish Government
   10.10%, 2/28/01       AAA     ESP  240,000     2,063
   12.25%, 3/25/00       N/R          455,000     4,084
-------------------------------------------------------
GROUP TOTAL                                       6,147
-------------------------------------------------------
SWEDISH KRONA (4.4%)
Government of Sweden
   13.00%, 6/15/01       AAA     SEK   33,125     6,250
-------------------------------------------------------
UNITED STATES DOLLAR (0.3%)
CORPORATE (0.3%)
(##) Bank of Hawaii,
  Honolulu
   5.55%, 11/25/96       A      $         500       500
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $112,814)   113,231
-------------------------------------------------------
CASH EQUIVALENTS (14.8%)
-------------------------------------------------------
U.S. TREASURY SECURITY (4.8%)
U.S. Treasury Bill
   Zero Coupon, 2/27/97  Tsy            7,000     6,852
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

             INTERNATIONAL FIXED
              INCOME PORTFOLIO
                                         FACE
                                       AMOUNT    VALUE
(CONT'D)                                (000)  (000)(+)
-------------------------------------------------------
COMMERCIAL PAPER (5.2%)
Dun & Bradstreet Corp.
   5.30%, 10/10/96                     $2,500  $  2,497
Ford Motor Credit Corp.
   5.28%, 10/21/96                      2,500     2,492
Motorola Corp.
   5.27%, 10/16/96                      2,500     2,495
-------------------------------------------------------
GROUP TOTAL                                       7,484
-------------------------------------------------------
REPURCHASE AGREEMENTS (4.8%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/1/96,
  to be repurchased at $2,279,
  collateralized by various
  U.S. Government Obligations,
  due 10/3/96-7/17/98, valued
  at $2,301                             2,279     2,279
Goldman Sachs 5.65%, dated
  9/30/96, due 10/1/96, to be
  repurchased at $2,276,
  collateralized by U.S.
  Treasury Bonds, 8.75%, due
  5/15/17 valued at $2,329              2,276     2,276
Merrill Lynch 5.50%, dated
  9/30/96, due 10/1/96, to be
  repurchased at $2,276,
  collateralized by U.S.
  Treasury Bills, due
  12/31/96, valued at $2,332            2,276     2,276
-------------------------------------------------------
GROUP TOTAL                                       6,831
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $21,167)            21,167
-------------------------------------------------------
FOREIGN CURRENCY (0.0%)
-------------------------------------------------------
Canadian Dollar
 (Cost $10)              CAD               14        10
-------------------------------------------------------
TOTAL INVESTMENTS (93.9%) (Cost $133,991)       134,408
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (6.1%)
Cash                                                  2
Interest Receivable                               3,581
Receivable for Investments
  Sold                                           10,892
Receivable for Daily Variation
  on Futures Contracts                              515
Other Assets                                          1
Payable for Investments Purchased                (5,048)
Payable for Fund Shares Redeemed                     (7)
Payable for Investment Advisory Fees               (133)
Payable for Administrative
  Fees                                               (9)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                        (1)
Unrealized Loss on Forward Foreign Currency
  Contracts                                      (1,016)
Other Liabilities                                   (48)
                                               --------
                                                  8,729
-------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------
Applicable to 13,285,546 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $143,137
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $  10.77
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $135,890
Undistributed Net Investment Income (Loss)        3,997
Undistributed Realized Net Gain (Loss)            3,683
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             417
  Foreign Currency Transactions                  (1,160)
  Futures                                           310
-------------------------------------------------------
NET ASSETS                                     $143,137
-------------------------------------------------------

(+)   See Note A1 to Financial Statements.
(++)  Ratings are unaudited.
(+++) A portion of these securities was pledged to cover
       margin requirements for futures contracts.
#     144A security. Certain conditions for public sale may
       exist.
(##)  Variable or floating rate security-rate disclosed is
       as of September 30, 1996.
(1)   Amount represents shares held by the Portfolio.
N/R   Not rated by Moody's Investor Service, Inc., Standard
       & Poor's Corporation or Fitch.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (82.8%)

-------------------------------------------------------
                       (++)RATINGS                 FACE
                         (STANDARD   AMOUNT       VALUE
SEPTEMBER 30, 1996       & POOR'S)    (000)    (000)(+)
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (22.2%)
Federal Home Loan Mortgage
  Corporation Conventional
  Pools:
   11.00%, 7/1/13            Agy    $     125  $   138
   11.50%, 3/1/13            Agy          246      274
  Gold Pools:
   7.00%, 1/1/24-4/1/24      Agy          151      147
  October TBA
   7.00%, 4/25/25            Agy          100       97
   8.00%, 6/15/25            Agy          325      328
  November TBA
   7.50%, 6/15/06            Agy          425      420
Federal National Mortgage
  Association Conventional
  Pools:
   10.00%, 5/1/22            Agy          121      131
   10.50%, 12/1/10           Agy          174      191
  October TBA
   7.50%, 10/1/23            Agy          150      148
Government National
  Mortgage Association
  Various Pools:
   10.00%, 7/15/19           Agy          120      131
  October TBA
   7.50%, 7/15/22-10/1/23    Agy          675      666
------------------------------------------------------
GROUP TOTAL                                      2,671
------------------------------------------------------
ASSET BACKED CORPORATES (17.5%)
sec. Aegis Auto Receivables
  Trust Series 95-1 A
   8.60%, 3/20/02 (acquired
   5/1/96, cost $137)        N/R          135      136
AFG Receivables Trust,
  Series:
  95-A A
   6.15%, 9/15/00            A             33       32
  96-B A
   6.60%, 4/15/01            A             79       79
ALPS, Series 94-1 A4 CMO
   7.80%, 9/15/04            AA            60       61
Americredit Automobile
  Receivables Trust, Series
  96-B A
   6.50%, 1/12/02            AAA          159      159
Bear Stearns Mortgage
  Securities, Inc., Series
  96-4 AI10
   8.125%, 9/25/27           AAA           50       50
Case Equipment Loan Trust,
  Series:
  95-A A
   7.30%, 3/15/02            AAA           26       26
  95-A B
   7.65%, 3/15/02            A             37       38
Cityscape Home Equity Loan
  Trust,
  Series:
# 95-2 A1
   7.29%, 2/25/09            AAA           27       27
  96-1 A1
   6.45%, 1/25/11            AAA          100      100
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-1 A1
   5.70%, 10/15/09           AAA           67       67
  96-3 A2
   6.97%, 7/15/11            AAA           75       75
Fleetwood Credit Corp
  Series 92-A A
   7.10%, 2/15/07            AAA          111      112
Ford Credit Auto Owner
  Trust, Series 96-A A3
   6.50%, 11/15/99           AAA          200      201
Ford Credit Grantor Trust,
  Series 94-B A
   7.30%, 10/15/99           AAA          137      138
## Household Finance Corp.,
  Series 89-2 A
   5.59%, 12/20/04           AAA           12       12
General Motors Acceptance
  Corp. Grantor Trust,
  Series 93-A A
   4.15%, 3/16/98            AAA           13       13
Greenwich Capital
  Acceptance, Inc., Series
  95-BA1 A1
   6.00%, 8/10/20            AAA           40       39
IBM Credit Receivables
  Lease Asset Master Trust,
  Series 93-1 A
   4.55%, 11/15/00           AAA           32       32
Money Store (The) Home
  Equity Trust, Series 95-C
  A1
   6.20%, 1/15/09            AAA           51       51
Navistar Financial Corp.
  Owner Trust,
  Series:
  94-B A
   6.40%, 1/15/00            AAA           53       53
  94-C A1
   7.65%, 12/22/97           AAA           31       31
Olympic Automobile
  Receivables Trust,
  Series:
  94-B A2
   6.85%, 6/15/01            AAA          109      110
  94-B B
   6.95%, 6/15/01            AAA           55       55
Onyx Acceptance Trust,
  Series 94-1 A
   6.90%, 1/17/00            AAA           56       56

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

            INTERMEDIATE DURATION
                  PORTFOLIO

                     (++)RATINGS        FACE
                       (STANDARD      AMOUNT      VALUE
(CONT'D)               & POOR'S)       (000)   (000)(+)
-------------------------------------------------------
Orix Credit Alliance Owner
  Trust, Series 94-A A
   6.05%, 6/15/99            AAA    $      27  $    27
Premier Auto Trust, Series
  95-4 A4
   6.00%, 5/6/00             AAA          100      100
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03             AAA          155      154
Western Financial Auto
  Grantor Trust,
  Series:
  93-2 A2
   4.70%, 10/1/98            AAA           28       28
  94-1 A1
   5.10%, 6/1/99             AAA           45       44
------------------------------------------------------
GROUP TOTAL                                      2,106
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (0.4%)
## Federal Home Loan
  Mortgage Corporation,
  Series 1632 SA
   5.657%, 11/15/23          Agy           65       46
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (6.7%)
Citicorp Mortgage
  Securities, Inc.,
  Series:
  93-9 A1
   7.00%, 3/25/20            AAA          101      101
  sec. 95-3 A6
   7.50%, 11/25/25
   (acquired 11/2/95, cost
   $152)                     AAA          149      145
sec.+ Independent National
  Mortgage Corp. Series
  94-O B1
   7.875%, 9/25/24
   (acquired 11/9/95, cost
   $98)                      A2            98       95
Old Stone Credit Corp.,
  Series 92-3 B1
   6.35%, 9/25/07            AAA           92       89
Residential Funding
  Mortgage Securities Co.,
  Inc.,
  Series:
  92-S2 M
   8.00%, 1/25/22            AA            91       92
  95-S17 A8
   7.50%, 12/25/25           AAA          149      145
  95-R20 A5
   7.50%, 12/25/25           AAA          149      145
------------------------------------------------------
GROUP TOTAL                                        812
------------------------------------------------------
COMMERCIAL MORTGAGES (8.0%)
+ American Southwest
  Financial Securities
  Corp.,
  Series 95-C1 A1B
   7.40%, 11/17/04           Aaa           50       51
------------------------------------------------------
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27            AAA          148      150
  95-MD4 A1
   7.10%, 8/13/29            AAA          124      122
# Carousel Center
  Finance, Inc., Series 1 C
   7.527%, 11/15/07          BBB+          92       91
CBM Funding Corp., Series
  96-1 A3P1
   7.08%, 2/1/13             AA           100       98
J.P. Morgan Commercial
  Mortgage Finance Corp.,
  Series 95-C1 A1
   7.268%, 7/25/10           AAA          102      102
# Lakewood Mall Finance
  Co., Series 95-C1 A
   7.00%, 8/13/10            AA           100       97
Merrill Lynch Mortgage
  Investors, Inc., Series
  96-C1 A3
   7.42%, 4/25/28            AAA          100      100
Mortgage Capital Funding,
  Inc., Series 95-MC1 A1B
   7.60%, 5/25/27            AAA          150      151
------------------------------------------------------
GROUP TOTAL                                        962
------------------------------------------------------
ENERGY (0.8%)
# Excel Paralubes Funding
   7.43%, 11/1/15            A-           100       96
------------------------------------------------------
FINANCE (6.7%)
Allstate Corp.
   5.875%, 6/15/98           A            125      124
Barclays American Corp.
   7.875%, 8/15/98           AA           125      128
Countrywide Funding Corp.
   6.55%, 4/14/00            A            100       99
Ford Motor Credit Corp.
   7.47%, 7/29/99            A+            75       76
   8.375%, 1/15/00           A+            25       26
General Motors Acceptance
  Corp.
   6.75%, 6/10/02            A-           100       99
Heller Financial, Inc.
   6.45%, 2/15/97            BBB+          16       16
Household Finance Corp.
   6.08%, 3/8/06             A             75       72
Lehman Brothers Holding
  Corp.
   6.625%, 11/15/00          A            100       98
Sears Roebuck Acceptance
  Corp.
   6.86%, 8/6/01             A-            70       70
------------------------------------------------------
GROUP TOTAL                                        808
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                     (++)RATINGS      FACE
                       (STANDARD    AMOUNT        VALUE
                       & POOR'S)     (000)     (000)(+)
-------------------------------------------------------
FLOATING RATE NOTES (0.9%)
Student Loan Marketing
  Association
  Series:
  ## 95-1 A1
   5.78%, 4/26/04            Agy    $      56  $    57
  ## 96-1 A1
   5.78%, 7/26/04            Agy           46       46
------------------------------------------------------
GROUP TOTAL                                        103
------------------------------------------------------
FOREIGN GOVERNMENTS (2.6%)
Government of Germany
   7.75%, 10/1/02            AAA      DEM 125       91
Irish Government
   6.50%, 10/18/01           AA      IEP   65      105
Kingdom of Denmark
   9.00%, 11/15/00           AAA      DKK 600      116
------------------------------------------------------
GROUP TOTAL                                        312
------------------------------------------------------
INDUSTRIALS (2.3%)
Philip Morris Cos., Inc.
   6.375%, 2/1/06            A             55       51
RJR Nabisco, Inc.
   8.75%, 4/15/04            BBB-          50       49
Scotia Pacific Holding Co.
   7.95%, 7/20/15            BBB           87       88
(+++) Time Warner, Inc.
   8.375%, 3/15/23           BBB-          85       84
------------------------------------------------------
GROUP TOTAL                                        272
------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.9%)
## Resolution Trust Corp.,
  Series 92-5 C
   8.62%, 1/25/26            AA           108      110
------------------------------------------------------
STRIPPED MORTGAGES-AGENCY COLLATERAL (2.1%)
Federal National Mortgage Association,
  Series:
  93-M2 B IO
   2.572%, 7/25/03           Agy          812       62
  254 1 PO
   1/1/24                    Agy           48       31
  260 1 PO
   4/1/24                    Agy           63       41
  93-235 H PO REMIC
   9/25/23                   Agy            4        3
  93-205 G PO REMIC
   9/25/23                   Agy           14        7
  94-25 C PO REMIC
   11/25/23                  Agy            9        6
  93-237 E PO REMIC
   11/25/23                  Agy           13        8
  93-243 C PO REMIC
   11/25/23                  Agy            4        3
  249 1 PO
   10/25/23                  Agy           86       53
  263 1 PO
   5/25/24                   Agy           67       41
------------------------------------------------------
GROUP TOTAL                                        255
------------------------------------------------------
TELEPHONES (0.9%)
Tele-Communications, Inc.
   9.875%, 6/15/22           BBB-         100      107
------------------------------------------------------
U.S. TREASURY SECURITIES (10.3%)
U.S. Treasury Notes
   5.75%, 8/15/03            Tsy          550      525
   7.50%, 2/15/05            Tsy          675      710
------------------------------------------------------
GROUP TOTAL                                      1,235
------------------------------------------------------
YANKEE (0.5%)
  YPF SA
   7.50%, 10/26/02           BBB           58       59
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $9,944)      9,954
------------------------------------------------------
CASH EQUIVALENTS (33.3%)
------------------------------------------------------
COMMERCIAL PAPER (5.0%)
Beneficial Corp.
   5.36%, 10/10/96                        300      300
General Electric Capital
  Corp.
   5.35%, 10/10/96                        300      299
------------------------------------------------------
GROUP TOTAL                                        599
------------------------------------------------------
REPURCHASE AGREEMENT (28.3%)
Chase Securities, Inc.
  5.60%, dated 9/30/96, due
  10/1/96, to be
  repurchased at $3,402,
  collateralized by $3,402
  of various U.S.
  Government and Agency
  Obligations, due
  10/3/96-7/17/98, valued
  at $3,435 (Cost $3,401)               3,401    3,401
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $4,000)             4,000
------------------------------------------------------
TOTAL INVESTMENTS (116.1%) (Cost $13,944)       13,954
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                INTERMEDIATE DURATION
                      PORTFOLIO

                                                 VALUE
(CONT'D)                                      (000)(+)
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-16.1%)
Cash                                           $    52
Interest Receivable                                 94
Receivable for Investments Sold                    899
Unrealized Gain on Foreign Forward Currency
  Contracts                                         11
Other Assets                                         1
Payable for Investments Purchased               (2,965)
Payable for Investment Advisory Fees                (9)
Payable for Daily Variation
  on Futures Contracts                              (2)
Payable for Administrative Fees                     (1)
Other Liabilities                                  (17)
                                               -------
                                                (1,937)
------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------
Applicable to 1,168,908 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $12,017
------------------------------------------------------
NET ASSET VALUE PER SHARE                      $ 10.28
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                $11,470
Undistributed Net Investment Income (Loss)         295
Undistributed Realized Net Gain (Loss)             233
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             10
  Foreign Currency Transactions                     10
  Futures                                           (1)
------------------------------------------------------
NET ASSETS                                     $12,017
------------------------------------------------------

---------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at September 30,
        1996 was $376 or 3.1% of net assets.
(+)    See Note A1 to Financial Statements.
(++)   Ratings are unaudited.
#      144A Security. Certain conditions for public
        sale may exist.
(+++)  A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
+      Moody's Investor Service, Inc. rating. Security
        is not
        rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate
        disclosed is as of September 30, 1996.
CMO    Collateralized Mortgage Obligation.
DEM    German Mark
DKK    Danish Krone
IEP    Irish Punt
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (43.0%)

------------------------------------------------------
                    (++)RATINGS         FACE
                      (STANDARD       AMOUNT     VALUE
SEPTEMBER 30, 1996    & POOR'S)        (000)  (000)(+)
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (15.7%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   10.00%, 9/1/17          Agy    $      804  $    865
   11.00%, 5/1/20-9/1/20   Agy         1,206     1,330
   12.00%, 3/1/15          Agy           453       516
  November TBA
   7.50%, 6/15/06          Agy           650       642
  Gold Pools:
   7.00%, 1/1/24-6/1/25    Agy         1,760     1,710
  October TBA:
   7.00%, 4/25/25          Agy         1,550     1,508
   7.50%,
     7/15/23-11/15/25      Agy         7,875     7,792
   8.00%, 6/15/25          Agy         3,200     3,232
Federal National Mortgage
  Association
  Conventional Pools:
   10.00%, 7/1/17          Agy           957     1,034
   10.50%, 12/1/16-4/1/22  Agy         1,879     2,062
  October TBA
   7.50%, 10/1/23-6/15/25  Agy         9,675     9,560
   8.00%, 6/15/25          Agy         3,825     3,858
Government National
  Mortgage Association
  Various Pools:
   11.00%, 5/15/26         Agy         1,340     1,460
  October TBA
   7.50%, 10/1/23-2/15/26  Agy        10,100     9,975
   8.00%, 6/15/25          Agy         1,650     1,666
------------------------------------------------------
GROUP TOTAL                                     47,210
------------------------------------------------------
ASSET BACKED CORPORATES (1.1%)
(##) Airplanes Pass Through
  Trust, Series 1 B
   6.522%, 3/15/19         A             338       338
ALPS,
  Series:
  94-1 A4 CMO
   7.80%, 9/15/04          AA            375       383
  94-1 C2 CMO
   9.35%, 9/15/04          BBB           622       637
  # 96-1 D
   12.75%, 6/15/06         BB-         1,100     1,133
# National Car Rental
  Financing Ltd., Series
  96-1 A4
   7.35%, 10/20/03         N/R           425       421

Security Pacific Home
  Equity Trust,
  Series:
  + 91-A A2
   8.90%, 3/10/06          Aaa           138       139
  91-AB
   10.50%, 3/10/06         A+            202       207
------------------------------------------------------
GROUP TOTAL                                      3,258
------------------------------------------------------
ASSET BACKED MORTGAGES (0.2%)
Cityscape Home Equity
  Loan Trust, Series 96-2
  A5
   8.10%, 8/25/26          AAA           700       710
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (0.3%)
Federal National Mortgage
  Association,
  Series:
  90-106 J PAC
   8.50%, 9/25/20          Agy           674       698
  92-33 S Inv Fl IO
   10.89%, 3/25/22         Agy           330       319
------------------------------------------------------
GROUP TOTAL                                      1,017
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (3.6%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21         AAA           305       308
Chemical Mortgage
  Securities, Inc.,
  Series:
  93-1 M
   7.45%, 2/25/23          AA            450       438
Citicorp Mortgage
  Securities, Inc.,
  Series:
  90-11 A5
   9.50%, 7/25/20          AAA            73        74
  94-7 A5
   6.25%, 4/25/24          AAA           825       686
CMC Securities Corp. IV,
  Series 94-G A4
   7.00%, 9/25/24          AAA           675       602
sec. First Boston
  Mortgage Corp., Series
  92-4 B1
   8.125%, 10/25/22
   (acquired 1/25/93-2/26/93,
   cost $249)              A             253       244
GE Capital Mortgage
  Services, Inc., Series
  94-24 A4
   7.00%, 7/25/24          AAA           858       766

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO


                    (++)RATINGS         FACE
                      (STANDARD       AMOUNT     VALUE
(CONT'D)              & POOR'S)        (000)  (000)(+)
------------------------------------------------------
sec. Independent National
  Mortgage Corp., Series
  95-V A3
   7.12%, 2/25/26
   (acquired 10/24/95,
   cost $932)              AAA    $      945  $    901
sec.(##) Kidder Peabody
  Funding Corp., Series
  92-4 B2
   8.47%, 5/28/22
   (acquired 2/26/93,
   cost $112)              N/R           111       109
Prudential Home Mortgage
  Securities Co.,
  Series:
  90-5 A3
   9.50%, 5/25/05          AAA           156       156
   #+ 92-A 2B4
   7.90%, 4/28/22          A1            370       321
   #+ 92-A 3B2
   7.90%, 4/28/22          Baa3        1,000       680
   #(##) 94-A 3B3
   6.803%, 4/28/24         N/R         1,129     1,021
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series:
  93-MZ1 A2
   7.47%, 3/2/23           AA          1,700     1,647
  sec. 93-MZ2 A2
   7.47%, 5/30/23
   (acquired 5/12/93,
   cost $651)              AA            650       618
Rural Housing Trust,
  Series 87-1M
   3.33%, 4/1/26           A-            912       844
Ryland Mortgage
  Securities Corp,
  Series:
  (##) 92-A 1A
   8.286%, 3/29/30         A-            507       501
  94-7B 4A2
   7.50%, 8/25/25          AAA           850       799
------------------------------------------------------
GROUP TOTAL                                     10,715
------------------------------------------------------
COMMERCIAL MORTGAGES (2.7%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09          AA          1,371     1,362
  + 95-C1 A1B
   7.40%, 11/17/04         Aaa           650       657
Asset Securitization
  Corp., Series 95-MD4 A1
   7.10%, 8/13/29          AAA           840       828
# Carousel Center
  Finance, Inc., Series 1
  A1
   6.828%, 11/15/07        AA            525       513
CBM Funding Corp., Series
  96-1 A3PI
   7.08%, 2/1/13           AA            600       589
# Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15          AA            564       592
#+ DeBartolo Capital
  Corp., Series A2
   7.48%, 5/1/04           Aaa           900       919
# Equitable Life
  Assurance Society of
  the U.S., Series 1A
   6.633%, 7/23/03         AA            700       683
# FSA Finance, Inc.,
  Series 95-1A
   7.42%, 6/1/07           AA            632       634
Nomura Asset Securities
  Corp., Series 94-MD1 A3
   8.026%, 3/15/18         A             525       547
# Stratford Finance
  Corp.
   6.776%, 2/1/04          AA            800       763
------------------------------------------------------
GROUP TOTAL                                      8,087
------------------------------------------------------
ENERGY (0.3%)
# Excel Paralubes
  Funding
   7.43%, 11/1/15          A-            550       527
Mobile Energy Services
   8.665%, 1/1/17          BBB-          508       517
------------------------------------------------------
GROUP TOTAL                                      1,044
------------------------------------------------------
FINANCE (2.9%)
(##) Bank of Hawaii,
  Honolulu
   5.55%, 11/25/96         A             750       750
# Farmers Insurance
  Exchange
   8.625%, 5/1/24          BBB-          725       719
# First Hawaiian Bank,
  Series A
   6.93%, 12/1/03          A             350       339
First National Bank of
  Chicago, Series 93-A
   8.08%, 1/5/18           AA-           700       726
First Union REIT
   8.875%, 10/1/03         BB-           450       407
John Hancock Surplus Note
   7.375%, 2/15/24         AA            375       351
# Massachusetts Mutual
  Life Insurance Co.
   7.625%, 11/15/23        AA-           350       340
 #  Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23          AA            600       548
(#) Mutual Life Insurance
  Co. of New York
   0.00%, 8/15/24          BBB           700       655
# Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24          AA-           925       847
# New York Life
  Insurance Co.
   7.50%, 12/15/23         AA            700       658

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                   (++)RATINGS          FACE
                     (STANDARD        AMOUNT     VALUE
                     & POOR'S)         (000)  (000)(+)
------------------------------------------------------
# Principal Mutual Life
  Insurance Co., Series
  95-2 A6
   7.875%, 3/1/24          AA-    $      775  $    740
# Prudential Insurance
  Co.
   8.30%, 7/1/25           A             475       473
Reliance Group Holdings,
  Inc.
   9.00%, 11/15/00         BB+           750       758
(##) United Savings of
  Texas
   8.05%, 5/15/98          BB+           275       274
------------------------------------------------------
GROUP TOTAL                                      8,585
------------------------------------------------------
FOREIGN GOVERNMENTS (1.3%)
Government of Germany
   7.50%, 9/9/04           AAA     DEM 1,880     1,351
Kingdom of Denmark
   8.00%, 3/15/06          AA+     DKK 7,350     1,345
United Kingdom
   9.75%, 8/27/02          AAA     GBP   735     1,285
------------------------------------------------------
GROUP TOTAL                                      3,981
------------------------------------------------------
[ ] HEDGED MORTGAGES (0.9%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  1415-S Inv Fl IO CMO
   19.75%, 11/15/07        Agy    $      442       188
  1476-S Inv Fl IO REMIC
  PAC
   4.431%, 2/15/08         Agy         4,066       409
  1485-S Inv Fl IO REMIC
   4.10%, 3/15/08          Agy         4,320       337
  1600-SA Inv Fl IO REMIC
   2.50%, 10/15/08         Agy         6,912       348
Federal National Mortgage
  Association,
  Series:
  92-186 S Inv Fl IO CMO
   3.431%, 10/25/07        Agy         7,581       565
  94-33 S Inv Fl IO
   2.569%, 3/25/09         Agy        11,163       547
  G94-2 S Inv Fl IO REMIC
   2.569%, 1/25/24         Agy         8,583       464
------------------------------------------------------
GROUP TOTAL                                      2,858
------------------------------------------------------
INDUSTRIALS (3.3%)
Blue Bell Funding
   11.85%, 5/1/99          BB-            85        84
Comcast Corp.
   9.375%, 5/15/05         BB-           775       785
Digital Equipment Corp.
   8.625%, 11/1/12         BB+           750       719
DR Securitized Lease
  Trust, Series 93-K1 A1
   6.66%, 8/15/10          BB-           144       107
DR Structured Finance,
  Series 94 K2
   9.35%, 8/15/19          BB-           375       310
Federated Department
  Stores, Inc.
   8.125%, 10/15/02        BB-           615       622
G-I Holdings, Inc.
   Zero Coupon, 10/1/98    B+            387       334
Host Marriot Travel Plaza
   9.50%, 5/15/05          BB-           650       650
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10           BB-           300       257
Marvel Parent Holdings,
  Inc.
   Zero Coupon, 4/15/98    B-          1,160       902
Owens-Illinois, Inc.
   11.00%, 12/1/03         BB            400       437
# Oxymar
   7.50%, 2/15/16          BBB           470       437
Paramount Communications.
  Inc.
   8.25%, 8/1/22           BB+           860       775
Rhone-Poulenc Rorer, Inc.
   8.62%, 1/5/21           BBB+          400       418
RJR Nabisco, Inc.
   8.75%, 4/15/04          BBB-          600       593
Scotia Pacific Holding
  Co.
   7.95%, 7/20/15          BBB           637       644
Southland Corp.
   5.00%, 12/15/03         BB+           835       665
Time Warner, Inc.
   9.15%, 2/1/23           BBB-          560       592
Unisys Corp.
   10.625%, 10/1/99        B+            575       584
------------------------------------------------------
GROUP TOTAL                                      9,915
------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.5%)
First Federal Savings &
  Loan Association,
  Series 92-C
   8.75%, 6/1/06           AA              1         1
@ Marine Midland Bank NA,
  Series 91-1A7
   8.50%, 4/25/22          AA             --        --
(##) Resolution Trust
  Corp., Series 92-5 C
   8.62%, 1/25/26          AA            395       402
Ryland Acceptance Corp.,
  Series 79-A
   6.65%, 7/1/11           AA             95        90
Ryland Mortgage
  Securities Corp.,
  Series 93-A1 A
   7.45%, 1/28/23          AAA           989       941
------------------------------------------------------
GROUP TOTAL                                      1,434
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       BALANCED
                      PORTFOLIO

                   (++)RATINGS          FACE
                     (STANDARD        AMOUNT      VALUE
(CONT'D)             & POOR'S)         (000)   (000)(+)
--------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (0.7%)
Federal National Mortgage
  Association
  Series:
  249 1 PO
   10/25/23                Agy    $    1,077    $    658
  254 1 PO
   1/1/24                  Agy           479         312
  260 1 PO
   4/1/24                  Agy           639         411
  93-205 G PO REMIC
   9/25/23                 Agy           308         163
  93-235 H PO REMIC
   9/25/23                 Agy           128          86
  93-237 E PO REMIC
   11/25/23                Agy           392         262
  93-243 C PO REMIC
   11/25/23                Agy            84          53
  94-25 C PO REMIC
   11/25/23                Agy           195         121
--------------------------------------------------------
GROUP TOTAL                                        2,066
--------------------------------------------------------
TELEPHONES (1.0%)
Comcast Cellular Corp.,
  Series A
   Zero Coupon, 3/5/00     BB-         1,000         703
Lenfest Communications,
  Inc.
   8.375%, 11/1/05         BB+           600         564
(#) MFS Communications Co.,
  Inc.
   0.00%, 1/15/06          B             535         374
Rogers Cablesystems
   10.00%, 3/15/05         BB+           600         609
TCI Communications, Inc.
   7.875%, 2/15/26         BBB-          235         204
Tele-Communications, Inc.
   9.25%, 1/15/23          BBB-          700         681
--------------------------------------------------------
GROUP TOTAL                                        3,135
--------------------------------------------------------
TRANSPORTATION (0.3%)
# Jet Equipment Trust,
  Series 95-5A C
   10.69%, 5/1/15          BBB           675         800
--------------------------------------------------------
U.S. TREASURY SECURITIES (7.1%)
U.S. Treasury Bond
   8.75%, 8/15/20          Tsy         2,065       2,461
U.S. Treasury Notes
   7.00%, 4/15/99          Tsy         2,500       2,546
   7.125%, 9/30/99         Tsy         2,200       2,249
   7.50%, 2/15/05          Tsy        10,350      10,892
U.S. Treasury Strips PO
   8/15/20                 Tsy        17,500       3,178
--------------------------------------------------------
GROUP TOTAL                                       21,326
--------------------------------------------------------
YANKEE (1.1%)
+(#) Brazil Par, Series Z-L
   4.25%, 4/15/24          B1     $      855    $    508
# Paiton Energy Funding
   9.34%, 2/15/14          BBB-          545         552
(#) Republic of Argentina
   5.00%, 3/31/23          BB-         1,720       1,004
United Mexican States
   6.25%, 12/31/19         BB          1,050         726
YPF SA
   7.50%, 10/26/02         BBB           520         523
--------------------------------------------------------
GROUP TOTAL                                        3,313
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $128,286)                                      129,454
--------------------------------------------------------
COMMON STOCKS (53.6%)
--------------------------------------------------------
                                      SHARES
                                      ------
BANKS (2.4%)
Chase Manhattan Corp.                 22,500       1,803
Citicorp                               9,700         879
First Chicago NBD Corp.               29,265       1,324
First Union Corp.                     28,604       1,909
NationsBank Corp.                     15,798       1,373
--------------------------------------------------------
GROUP TOTAL                                        7,288
--------------------------------------------------------
BASIC RESOURCES (1.8%)
Bowater, Inc.                         17,700         672
Champion International Corp.          20,200         927
E.I. DuPont de Nemours & Co.          43,400       3,830
--------------------------------------------------------
GROUP TOTAL                                        5,429
--------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (2.1%)
Avon Products, Inc.                   27,400       1,360
Kimberly-Clark Corp.                  21,962       1,935
PepsiCo, Inc.                         61,700       1,743
Procter & Gamble Co.                  13,300       1,297
--------------------------------------------------------
GROUP TOTAL                                        6,335
--------------------------------------------------------
CONSUMER DURABLES (1.8%)
Chrysler Corp.                        62,600       1,792
Eastman Kodak Co.                     11,900         934
General Motors Corp.                  28,597       1,373
Goodyear Tire & Rubber Co.            26,700       1,231
--------------------------------------------------------
GROUP TOTAL                                        5,330
--------------------------------------------------------
CONSUMER SERVICES (1.6%)
Carnival Corp., Class A               33,500       1,038
Gannett Co.                           10,600         746
Harcourt General, Inc.                18,600       1,028
* ITT Corp. (New)                     10,200         445

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                 VALUE
                                      SHARES  (000)(+)
------------------------------------------------------
Service Corp. International           27,400  $    829
* Tele-Communications Liberty
  Media Group, Class A                26,450       757
------------------------------------------------------
GROUP TOTAL                                      4,843
------------------------------------------------------
CREDIT & FINANCE (0.2%)
Transamerica Corp.                    10,219       714
------------------------------------------------------
ENERGY (5.2%)
Atlantic Richfield Co.                 9,300     1,186
British Petroleum plc ADR             25,100     3,138
Chevron Corp.                         20,100     1,259
Coastal Corp.                         29,600     1,221
Columbia Gas System, Inc.             18,400     1,030
Mobil Corp.                           21,150     2,448
Phillips Petroleum Co.                42,300     1,808
Royal Dutch Petroleum Co. ADR         15,800     2,467
Texaco, Inc.                          10,200       938
------------------------------------------------------
GROUP TOTAL                                     15,495
------------------------------------------------------
FOOD, TOBACCO & OTHER (3.4%)
ConAgra, Inc.                         27,300     1,345
Philip Morris Co., Inc.               56,900     5,107
RJR Nabisco Holdings Corp.            48,320     1,256
Unilever N.V. ADR                      7,400     1,166
UST, Inc.                             44,800     1,327
------------------------------------------------------
GROUP TOTAL                                     10,201
------------------------------------------------------
HEALTH CARE (6.6%)
Abbott Laboratories                   37,100     1,827
Aetna, Inc.                           35,300     2,484
Allergan, Inc.                        30,500     1,163
American Home Products Corp.          26,100     1,664
Baxter International, Inc.            21,900     1,024
Becton, Dickinson & Co.               36,800     1,628
Bristol-Myers Squibb Co.              30,900     2,978
Columbia/HCA Healthcare Corp.         22,340     1,270
Johnson & Johnson                     22,900     1,174
Mallinckrodt Group, Inc.              20,800       866
Merck & Co., Inc.                     26,100     1,837
Schering-Plough Corp.                 24,500     1,507
Warner Lambert Co.                     8,200       541
------------------------------------------------------
GROUP TOTAL                                     19,963
------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (5.2%)
Allied Signal, Inc.                    8,900       586
* AMR Corp.                           28,400     2,262
Burlington Northern Santa Fe,
  Inc.                                12,305     1,038
CASE Corp.                            10,700       522
Cummins Engine Co., Inc.              21,000       827
Eaton Corp.                           14,200       857
* FMC Corp.                           15,000     1,018
General Electric Co.                  25,500     2,320
McDonnell Douglas Corp.               13,200       693
Tenneco, Inc.                         14,500       727
Textron, Inc.                          8,800       748
------------------------------------------------------
Trinova Corp.                         26,500       835
Union Pacific Corp.                   32,000     2,344
United Technologies Corp.              6,900       829
------------------------------------------------------
GROUP TOTAL                                     15,606
------------------------------------------------------
INSURANCE (3.1%)
Ace, Ltd.                             24,500     1,295
Allstate Corp.                        32,000     1,576
CIGNA Corp.                           17,800     2,134
Exel Ltd.                             34,600     1,202
ITT Hartford Group, Inc.              49,200     2,903
------------------------------------------------------
GROUP TOTAL                                      9,110
------------------------------------------------------
MID CAP GROWTH (2.6%)
* Airgas, Inc.                         5,700       145
* Ascend Communications, Inc.          1,700       112
* Ascent Entertainment Group,
  Inc.                                 3,700        88
* Boston Chicken, Inc.                 2,500        88
Cardinal Health, Inc.                  2,800       231
* Ceridian Corp.                       2,100       105
Cintas Corp.                           2,800       157
Comcast Corp., Class A Special        10,900       168
Danaher Corp.                          5,400       223
* DSP Communications, Inc.             4,200       235
* EchoStar Communications Corp.,
  Class A                              3,000        82
Estee Lauder Cos., Class A             4,700       211
* FIserv, Inc.                         2,600        99
Frontier Corp.                         5,600       149
* Gartner Group, Inc., Class A         3,000       102
* Globalstar Telecommunications
  Ltd.                                 6,600       340
Gucci Group N.V. (New York
  Shares)                              1,900       138
Guidant Corp.                          2,500       138
HBO & Co.                                500        33
* Health Management Associates,
  Class A                             15,475       385
* HealthCare COMPARE Corp.             1,800        85
Infinity Broadcasting Corp.,
  Class A                              3,450       109
* International Cabletel, Inc.         3,800        97
International Game Technology          3,900        80
* Lin Television Corp.                 1,700        70
* Lincare Holdings, Inc.               2,300        92
Loral Space & Communications           4,900        77
* McAfee Associates, Inc.              3,675       254
* MFS Communications Co., Inc.         7,600       331
* Millicom International
  Cellular SA                          3,100       125
Money Store (The), Inc.                5,700       151
* Octel Communications Corp.           3,700       107
* Orthodontic Centers of
  America, Inc.                        5,200       106
* Paging Network, Inc.                 4,000        80
* Palmer Wireless, Inc.                4,000        71
* PanAmSat Corp.                       3,200        89
Paychex, Inc.                          3,000       174
* Pediatrix Medical Group, Inc.        1,300        65
Post Properties, Inc.                  1,800        66
* Robert Mondavi Corp., Class A        3,900       128

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       BALANCED
                      PORTFOLIO

                                                 VALUE
(CONT'D)                              SHARES  (000)(+)
------------------------------------------------------
Security Capital Industrial
  Trust                                4,550  $     83
Security Capital Pacific Trust         3,400        72
* Sinclair Broadcast Group, Inc.       3,200       128
Sirrom Capital Corp.                   5,000       151
* Spacehab, Inc.                       6,500        55
Stolt-Nielsen SA ADR                   5,100        80
* Tele-Communications, Inc.,
  Class A                              6,300        94
* Tele-Communications
  International, Inc., Class A         5,000        76
* Tele-Communications Liberty
  Media Group, Class A                 7,543       216
@ Telephone & Data Systems, Inc.           5        --
* Tellabs, Inc.                        3,400       240
* Tommy Hilfiger Corp.                 2,400       142
* Total Renal Care Holdings, Inc.      3,000       119
* Transaction Systems Architect,
  Inc., Class A                        4,200       178
* United Video Satellite Group         5,300       107
U.S. Robotics Corp.                    1,800       116
* USA Detergents, Inc.                 3,900       155
* USA Waste Services, Inc.             4,300       136
* Viking Office Products, Inc.         4,600       138
------------------------------------------------------
GROUP TOTAL                                      7,872
------------------------------------------------------
RETAIL (2.4%)
American Stores Co.                   23,500       940
* Federated Department Stores, Inc.   49,300     1,652
Home Depot, Inc.                      29,100     1,655
Pep Boys-Manny, Moe & Jack            26,500       944
Sears, Roebuck & Co.                  44,900     2,009
------------------------------------------------------
GROUP TOTAL                                      7,200
------------------------------------------------------
TECHNOLOGY (3.1%)
* Cisco Systems, Inc.                 29,800     1,849
Intel Corp.                           25,500     2,434
* Microsoft Corp.,Inc.                19,600     2,585
* Oracle System Corp.                 23,475       999
U.S. Robotics Corp.                   21,300     1,377
------------------------------------------------------
GROUP TOTAL                                      9,244
------------------------------------------------------
UTILITIES (6.3%)
AT&T Corp.                            59,400     3,104
Central & South West Corp.            14,300       372
CINergy Corp.                         26,300       812
DQE, Inc.                             38,100     1,062
DTE Energy Co.                        32,200       902
Entergy Corp.                         34,900       942
Frontier Corp.                        20,600       548
GPU, Inc.                             24,700       760
GTE Corp.                             39,700     1,528
* MFS Communications Co., Inc.        27,988     1,221
NYNEX Corp.                           33,700     1,466
Ohio Edison Co.                       29,000       562
PECO Energy Co.                       38,300       910
SBC Communications, Inc.              32,900     1,583
Sprint Corp.                          62,500     2,430
Unicom Corp.                          35,200       884
------------------------------------------------------
GROUP TOTAL                                     19,086
------------------------------------------------------
VALUE (5.8%)
Allstate Corp.                         3,427       169
American General Corp.                 6,200       234
American Re Corp.                      2,300       146
Amoco Corp.                            2,200       155
* AMR Corp.                            2,000       159
Archer Daniels Midland Co.            11,119       214
Atlantic Richfield Co.                 1,500       191
Bank of New York Co.                   5,600       165
Beckman Instruments, Inc.              5,800       225
Bergen Brunswig Corp., Class A         8,500       270
Bowater, Inc.                          3,200       122
Bristol-Myers Squibb Co.               1,300       125
British Petroleum plc ADR              2,100       263
Burlington Northern Santa Fe,
  Inc.                                 2,899       245
Cabot Oil & Gas Corp., Class A         3,600       100
Capital One Financial Corp.            6,232       187
Caterpillar, Inc.                      2,100       158
Central Maine Power Co.                9,200       113
Chase Manhattan Corp.                  3,300       264
Chubb Corp.                            2,400       110
Citicorp                               1,300       118
* Compaq Computer Corp.                6,400       410
Crestar Financial Corp.                3,414       201
CSX Corp.                              2,100       106
Cummins Engine Co., Inc.               5,500       217
Cyprus Amax Minerals Co.               5,900       127
Dean Witter Discover & Co.             2,600       143
Deere & Co.                            4,800       202
Dillard Department Stores, Inc.,
  Class A                              4,500       145
Eaton Corp.                            4,400       266
E.I. DuPont de Nemours & Co.           3,800       335
Entergy Corp.                          6,900       186
Federal Home Loan Mortgage Corp.       1,300       127
Federal National Mortgage
  Association                          5,500       192
First Chicago NBD Corp.                3,600       163
First of America Bank Corp.               41         2
First Union Corp.                      1,400        93
Fleet Financial Group, Inc.               43         2
* FMC Corp.                            3,300       224
Ford Motor Co.                         2,300        72
* Foundation Health Corp.              6,200       210
General Motors Corp.                   5,696       273
Goodyear Tire & Rubber Co.             6,200       286
GPU, Inc.                              8,500       261
Great Western Financial Corp.          5,573       148
Harnischfeger Industries, Inc.         5,500       208
IBP, Inc.                              8,300       193
International Business Machines
  Corp.                                3,400       423
ITT Hartford Group, Inc.               2,700       159
* Lam Research Corp.                   7,400       197

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                 VALUE
                                      SHARES  (000)(+)
------------------------------------------------------
Mallinckrodt Group, Inc.               6,200  $    258
MAPCO, Inc.                            2,700       161
* Maxicare Health Care Plans, Inc.     7,200       137
MCI Communications Corp.               6,100       156
Mellon Bank Corp.                      2,200       130
Old Republic International Corp.       6,050       150
PanEnergy Corp.                        2,600        90
Parker Hannifin Corp.                  4,000       168
PECO Energy Co.                        7,700       183
PHH Corp.                              8,200       244
Philip Morris Cos., Inc.               4,600       413
Potash Corp. of Saskatchewan           1,400       102
Premark International, Inc.            5,100        96
Providian Corp.                        4,200       181
Raytheon Corp.                         4,400       245
ReliaStar Financial Corp.              2,700       128
Republic New York Corp.                2,200       152
Reynolds Metals Co.                    3,500       179
Rhone-Poulenc SA ADR                   6,166       173
RJR Nabisco Holdings Corp.             8,100       211
Rohm & Haas Co.                        3,800       249
Ryder Systems, Inc.                    5,600       166
Salomon, Inc.                          2,000        91
* Seagate Technology, Inc.             7,600       425
Signet Banking Corp.                   6,271       168
Spring Industries, Inc., Class A       3,800       169
Sprint Corp.                           4,600       179
St. Paul Cos., Inc.                    3,400       189
Standard Register Co.                  6,100       169
* Stratus Computer, Inc.               6,600       130
Tandy Corp.                            3,600       145
Tecumseh Products Co., Class A         8,400       456
Tektronix, Inc.                        4,900       200
* Tenet Healthcare Corp.               9,200       205
Textron, Inc.                          2,600       221
@ 360 Communications Co.                   1        --
Transatlantic Holdings, Inc.           2,000       136
Trinova Corp.                         10,800       340
TRW, Inc.                              1,900       177
Tupperware Corp.                       5,100       250
Ultramar Corp.                         6,500       197
Unicom Corp.                           3,200        80
Universal Foods Corp.                    400        10
V.F. Corp.                             3,700       223
YPF SA ADR                             5,300       121
------------------------------------------------------
GROUP TOTAL                                     17,557
------------------------------------------------------
TOTAL COMMON STOCKS (Cost $133,588)            161,273
------------------------------------------------------
PREFERRED STOCK (0.2%)
------------------------------------------------------
# Time Warner, Inc.,
   10.25%, Series K
   (Cost $702)                           695       730
------------------------------------------------------
RIGHTS (0.0%)
------------------------------------------------------
*@ Mexico Recovery Rights,
  expiring 6/30/03
  (Cost $0)                        1,050,000        --
------------------------------------------------------
STRUCTURED INVESTMENT (0.2%)-NOTE A7
------------------------------------------------------
                                        (++)
                                    (RATINGS      FACE
                                    STANDARD    AMOUNT
                                   & POOR'S)     (000)
                                   ---------    ------
(##) Morgan Guaranty Trust
  Co., 11/20/05; monthly
  payments equal to 1%
  per annum of the
  outstanding notional
  balance indexed to GNMA
  ARM pools. (Cost $546)   N/R       $15,434       501
------------------------------------------------------
CASH EQUIVALENTS (18.5%)
------------------------------------------------------
Short-term Investments
  Held as Collateral for
  Loaned Securities
  (0.5%)                               1,436     1,436
------------------------------------------------------
U.S. TREASURY SECURITY (0.1%)
(+++) U.S. Treasury Bill
   Zero Coupon, 10/17/96   Tsy           150       150
------------------------------------------------------
COMMERCIAL PAPER (13.2%)
American Express Credit Corp.
   5.30%, 10/15/96                     4,000     3,992
Colgate-Palmolive Co.
   5.39%, 11/13/96                     4,000     3,974
Commercial Credit Co.
   5.32%, 10/25/96                     4,000     3,986
Ford Motor Credit Corp.
   5.36%, 10/10/96                     4,000     3,995
General Electric Credit Corp.
   5.28%, 11/1/96                      4,000     3,982
Heinz (H.J.) Co.
   5.30%, 11/12/96                     4,000     3,975
PHH Corp.
   5.30%, 10/31/96                     4,000     3,982
Raytheon Corp.
   5.27%, 10/28/96                     4,000     3,984
Warner Lambert Co.
   5.28%, 10/2/96                      4,000     3,999
Xerox Corp.
   5.28%, 10/23/96                     4,000     3,987
------------------------------------------------------
GROUP TOTAL                                     39,856
------------------------------------------------------
REPURCHASE AGREEMENT (4.7%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96 due 10/1/96, to
  be repurchased at $14,250,
  collateralized by various U.S.
  Government Obligations, due
  10/3/96-7/17/98, valued at
  $14,391                             14,248    14,248
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $55,690)           55,690
------------------------------------------------------
TOTAL INVESTMENTS (115.5%) (Cost $318,812)     347,648
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       BALANCED
                      PORTFOLIO
                                                 VALUE
(CONT'D)                                      (000)(+)
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-15.5%)
Dividends Receivable                          $    442
Interest Receivable                              1,386
Receivable for Investments Sold                 12,064
Receivable for Fund Shares Sold                  2,583
Unrealized Gain on Forward Foreign Currency
  Contracts                                        138
Other Assets                                         5
Payable for Investments Purchased              (57,751)
Payable for Fund Shares Redeemed                   (74)
Payable for Investment Advisory Fees              (351)
Payable for Administrative Fees                    (19)
Payable for Daily Variation on Futures
  Contracts                                        (11)
Payable for Deferred Trustees' Compensation
  Plan-Note F                                       (3)
Written Interest Rate Floor, at Value           (3,593)
Collateral on Securities Loaned, at Value       (1,436)
Other Liabilities                                 (160)
                                              --------
                                               (46,780)
------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------
Applicable to 21,780,829 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $300,868
------------------------------------------------------
NET ASSET VALUE PER SHARE               $  13.81
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                               $241,226
Undistributed Net Investment Income (Loss)       4,707
Undistributed Realized Net Gain (Loss)          26,066
Unrealized Appreciation (Depreciation) on:
  Investment Securities                         28,836
  Foreign Currency Transactions                    129
  Futures and Written Floors                       (96)
------------------------------------------------------
NET ASSETS                                    $300,868
------------------------------------------------------

---------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at September 30,
        1996 was $1,872 or 0.6% of net assets.
(+)    See Note A1 to Financial Statements.
(++)   Ratings are unaudited.
*      Non-income producing security.
#      144A security. Certain conditions for public
        sale may exist.
(+++)  A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
+      Moody's Investor Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
(#)    Step Bond-Coupon increases in increments to
        maturity. Rate disclosed is as of September 30,
        1996. Maturity date disclosed is the ultimate
        maturity.
(##)   Variable or floating rate security-rate
        disclosed is as of September 30, 1996.
[ ]    Securities purchased with proceeds from written
        floors. See Note A6 to Financial Statements.
@      Amount is less than $500.
ADR    American Depositary Receipt
CMO    Collateralized Mortgage Obligation
DEM    German Mark
DKK    Danish Krone
GBP    British Pound
Inv Fl Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at September 30, 1996.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PAC    Planned Amortization Class
PO     Principal Only
REIT   Real Estate Investment Trust
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

STATEMENT OF NET ASSETS
EQUITY (44.7%)

-----------------------------------------------------
                                                VALUE
       SEPTEMBER 30, 1996          SHARES    (000)(+)
-----------------------------------------------------
U.S. COMMON STOCKS (44.7%)
-----------------------------------------------------
BANKS (2.0%)
Chase Manhattan Corp.                 8,400  $    673
Citicorp                              3,600       326
First Chicago NBD Corp.              11,178       506
First Union Corp.                    10,274       686
NationsBank Corp.                     5,793       503
-----------------------------------------------------
GROUP TOTAL                                     2,694
-----------------------------------------------------
BASIC RESOURCES (1.4%)
Bowater, Inc.                         6,900       262
Champion International Corp.          7,100       326
E.I. DuPont de Nemours & Co.         13,975     1,233
-----------------------------------------------------
GROUP TOTAL                                     1,821
-----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.8%)
Avon Products, Inc.                  10,100       501
Kimberly-Clark Corp.                  8,476       747
PepsiCo, Inc.                        25,200       712
Procter & Gamble Co.                  4,900       478
-----------------------------------------------------
GROUP TOTAL                                     2,438
-----------------------------------------------------
CONSUMER DURABLES (1.4%)
Chrysler Corp.                       23,200       664
Eastman Kodak Co.                     2,800       220
General Motors Corp.                 11,287       542
Goodyear Tire & Rubber Co.            9,800       452
-----------------------------------------------------
GROUP TOTAL                                     1,878
-----------------------------------------------------
CONSUMER SERVICES (1.4%)
Carnival Corp., Class A              12,400       384
Gannett Co.                           3,800       267
Harcourt General, Inc.                7,000       387
* ITT Corp. (New)                     3,600       157
Service Corp. International          10,100       306
Tele-Communications Liberty
  Media Group, Class A               10,675       306
-----------------------------------------------------
GROUP TOTAL                                     1,807
-----------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (0.2%)
Transamerica Corp.                    4,000       280
-----------------------------------------------------
ENERGY (4.3%)
Atlantic Richfield Co.                3,050       389
British Petroleum plc ADR             9,400     1,175
Chevron Corp.                         7,400       464
Coastal Corp.                        12,200       503
Columbia Gas System, Inc.             5,500       308
Mobil Corp.                           7,900       914
Phillips Petroleum Co.               15,700       671
Royal Dutch Petroleum Co. ADR         5,900       921
Texaco, Inc.                          3,800       350
-----------------------------------------------------
GROUP TOTAL                                     5,695
-----------------------------------------------------
FOOD, TOBACCO & OTHER (2.7%)
ConAgra, Inc.                        10,600       522
Philip Morris Cos., Inc.             19,800     1,777
RJR Nabisco Holdings Corp.           15,340       399
Unilever N.V. ADR                     2,700       425
UST, Inc.                            16,700       495
-----------------------------------------------------
GROUP TOTAL                                     3,618
-----------------------------------------------------
HEALTH CARE (5.4%)
Abbott Laboratories                  14,100       694
Aetna, Inc.                           9,100       641
Allergan, Inc.                       11,800       450
American Home Products Corp.         10,000       638
Baxter International, Inc.            8,600       402
Becton, Dickinson & Co.              12,800       566
Bristol-Myers Squibb Co.             10,500     1,012
Columbia/HCA Healthcare Corp.         8,162       464
Johnson & Johnson                     8,800       451
Mallinckrodt Group, Inc.              7,700       321
Merck & Co., Inc.                    10,800       760
Schering-Plough Corp.                 9,400       578
Warner Lambert Co.                    3,000       198
-----------------------------------------------------
GROUP TOTAL                                     7,175
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (4.5%)
Allied Signal, Inc.                   3,700       244
* AMR Corp.                           9,700       772
Burlington Northern, Inc.             4,542       383
Case Corp.                            3,800       185
Cummins Engine Co., Inc.              8,200       323
Eaton Corp.                           5,200       314
* FMC Corp.                           5,600       380
General Electric Co.                  9,500       864
McDonnell Douglas Corp.               5,500       289
Tenneco, Inc.                         5,400       271
Textron, Inc.                         3,500       298
Trinova Corp.                        10,600       334
Union Pacific Corp.                  13,500       989
United Technologies Corp.             2,900       348
-----------------------------------------------------
GROUP TOTAL                                     5,994
-----------------------------------------------------
INSURANCE (2.5%)
Ace, Ltd.                             9,900       523
Allstate Corp.                       12,000       591
CIGNA Corp.                           6,300       755
Exel Ltd.                            12,400       431
ITT Hartford Group, Inc.             18,300     1,080
-----------------------------------------------------
GROUP TOTAL                                     3,380
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                  MULTI-ASSET-CLASS
                      PORTFOLIO
                                                VALUE
(CONT'D)                             SHARES  (000)(+)
-----------------------------------------------------
MID CAP GROWTH (2.4%)
Cardinal Health, Inc.                 4,500  $    372
* Ceridian Corp.                      5,900       295
Danaher Corp.                         7,900       327
Estee Lauder Cos., Class A            8,100       363
* Globalstar Telecommunications
  Ltd.                                5,900       304
* Health Management Associates,
  Inc., Class A                      13,425       334
* Loral Space & Communications       20,600       325
* Tommy Hilfiger Corp.                5,900       350
U.S. Robotics Corp.                   3,300       213
* U.S.A. Waste Services, Inc.        10,200       321
-----------------------------------------------------
GROUP TOTAL                                     3,204
-----------------------------------------------------
RETAIL (2.1%)
American Stores Co.                   8,800       352
* Federated Department Stores,
  Inc.                               18,400       616
Home Depot, Inc.                     11,200       637
Pep Boys-Manny, Moe & Jack            9,800       349
Sears, Roebuck & Co.                 17,200       770
-----------------------------------------------------
GROUP TOTAL                                     2,724
-----------------------------------------------------
TECHNOLOGY (2.5%)
* Cisco Systems, Inc.                11,200       695
Intel Corp.                           8,200       783
* Microsoft Corp.                     7,200       949
* Oracle System Corp.                 9,175       390
U.S. Robotics Corp.                   7,500       485
-----------------------------------------------------
GROUP TOTAL                                     3,302
-----------------------------------------------------
UTILITIES (5.3%)
AT&T Corp.                           22,500     1,176
CINergy Corp.                         9,800       302
Central & South West Corp.            5,200       135
DQE, Inc.                            11,000       307
DTE Energy Co.                       12,000       336
Entergy Corp.                        13,100       354
Frontier Corp.                        7,700       205
* GPU, Inc.                           8,900       274
GTE Corp.                            13,600       524
* MFS Communications Co., Inc.        9,900       432
NYNEX Corp.                          13,000       565
Ohio Edison Co.                      12,300       238
PECO Energy Co.                      14,300       340
SBC Communications, Inc.             12,000       577
Sprint Corp.                         23,100       898
*@ 360 Communications Co.                 1        --
Unicom Corp.                         13,100       329
-----------------------------------------------------
GROUP TOTAL                                     6,992
-----------------------------------------------------
VALUE (4.8%)
Baxter International, Inc.           19,200       898
Chrysler Corp.                       35,500     1,016
Citicorp                             10,100       915
Dillard Department Stores, Inc.,
  Class A                            17,000       548

MAPCO, Inc.                          19,200     1,145
Sprint Corp.                         15,900       618
Texas Instruments, Inc.               8,800       485
Textron, Inc.                         8,000       680
-----------------------------------------------------
GROUP TOTAL                                     6,305
-----------------------------------------------------
TOTAL U.S. COMMON STOCK (Cost $52,249)         59,307
-----------------------------------------------------
U.S. FIXED INCOME (24.7%)
-----------------------------------------------------
FIXED INCOME SECURITIES (24.7%)
  (Unless otherwise noted)
-----------------------------------------------------




                     (++)RATINGS         FACE
                       (STANDARD       AMOUNT
                       & POOR'S)        (000)
                     -----------      -------
AGENCY FIXED RATE MORTGAGES (13.2%)
Federal Home Loan Mortgage
  Corporation Conventional
  Pools:
   11.00%, 9/1/16            Agy    $     134       148
   11.50%, 7/1/15            Agy          127       141
  Gold Pools:
   7.00%, 1/1/24-4/1/24      Agy          397       386
   9.50%, 12/1/16            Agy          297       318
  October TBA
   7.00%, 4/25/25            Agy          525       511
   7.50%, 7/15/24-11/15/25   Agy       10,225    10,116
Federal National Mortgage
  Association Conventional
  Pools:
   9.00%, 10/1/16-11/1/16    Agy          201       211
   11.00%, 11/1/20           Agy          187       208
  October TBA
   7.50%, 10/1/23-6/15/25    Agy        1,600     1,581
Government National
  Mortgage Association
  Various Pools:
   10.50%, 2/15/19-8/15/26   Agy          707       782
   11.00%, 7/15/10-7/15/19   Agy          379       424
   11.50%, 1/15/13-2/15/13   Agy           95       105
  October TBA
   7.50%, 3/15/26            Agy        2,650     2,617
-------------------------------------------------------
GROUP TOTAL                                      17,548
-------------------------------------------------------
ASSET BACKED CORPORATES (0.2%)
(##) Airplanes Pass Through
  Trust, Series 1 B
   6.522%, 3/15/19           A             98        98
ALPS,
  Series:
  94-1 A4 CMO
   7.80%, 9/15/04            AA           100       102
  94-1 C2 CMO
   9.35%, 3/15/00            BBB           99       102
-------------------------------------------------------
GROUP TOTAL                                         302
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     (++)RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
                       & POOR'S)        (000)  (000)(+)
-------------------------------------------------------
ASSET BACKED MORTGAGES (0.5%)
Advanta Mortgage Loan
  Trust, Series 96-2 A5
   8.08%, 6/25/27            AAA    $     150  $    152
Delta Funding Home Equity
  Loan Trust, Series 96-1
  A7
   7.95%, 6/25/27            AAA          150       151
GE Capital Mortgage
  Services, Inc., Series
  96-HE2 A6
   8.00%, 6/25/26            AAA          150       151
IMC Home Equity Loan Trust,
  Series 96-3 A7
   8.05%, 8/25/26            AAA          175       177
-------------------------------------------------------
GROUP TOTAL                                         631
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (0.1%)
Federal Home Loan Mortgage
  Corporation, Series 1632
  SA
   5.657%, 11/15/23          Agy           75        54
Federal National Mortgage
  Association, Series 92-33
  S Inv Fl IO
   10.89%, 3/25/22           Agy           50        48
-------------------------------------------------------
GROUP TOTAL                                         102
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (1.2%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21           AAA          170       172
Chemical Mortgage
  Securities, Inc., Series
  96-1 A9
   7.25%, 1/25/26            AAA          124       119
sec. Citicorp Mortgage
  Securities, Inc., Series
  95-3 A6
   7.50%, 11/25/25
     (acquired
    11/2/95, cost $102)      AAA           99        97
Countrywide Mortgage Backed
  Securities, Inc.,
  Series 93-C A11
   6.50%, 1/25/24            AAA          145       133
GE Capital Mortgage
  Services, Inc., Series
  94-24 A4
   7.00%, 7/25/24            AAA          220       196
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03            AAA          188       204
Residential Funding
  Mortgage Securities Co.,
  Inc.,
  Series:
  92-S2 M
   8.00%, 1/25/22            AA            91        92
  sec. 93-MZ3 A2
   6.97%, 8/28/23 (acquired
   7/17/95, cost $93)        NA           100        91
  sec. 93-S43 A10
   6.50%, 11/25/23
   (acquired 6/12/95, cost
   $135)                     AAA          146       133
  sec. 94-S1 A19
   6.75%, 1/25/24 (acquired
   5/22/95, cost $177)       AAA          194       180
Rural Housing Trust,
  Series 87-B 1
   3.33%, 10/1/28            A-           125       116
sec.(##) Securitized Asset
  Sales, Inc.,
  Series 95-B M
   7.41%, 9/25/24 (acquired
   5/16/95, cost $93)        N/R          100        93
-------------------------------------------------------
GROUP TOTAL                                       1,626
-------------------------------------------------------
COMMERCIAL MORTGAGES (1.0%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09            AA           144       143
  93-2 S1 IO
   1.078%, 1/18/09           AA         1,170        62
  + 95-C1 A1B
   7.40%, 11/17/04           Aaa          150       151
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27            AAA          123       125
  95-MD4 A1
   7.10%, 8/13/29            AAA          124       122
 (##)95-MD4 ACS2 IO
   2.17%, 8/13/29            AAA          695       123
Beverly Finance Corp.
   8.36%, 7/15/04            AA-          100       104
# Carousel Center
  Finance, Inc., Series 1
  A1
   6.828%, 11/15/07          AA           100        98
CBM Funding Corp., Series
  96-1 A3PI
   7.08%, 2/1/13             AA           100        98
# DLJ Mortgage Acceptance
  Corp., Series 96-CF1 A1B
   7.58%, 3/13/28            AAA          150       151
J.P. Morgan Commercial
  Mortgage Finance Corp.,
  Series 95-C1 A1
   7.268%, 7/25/10           AAA           83        83
Mortgage Capital Funding,
  Inc., Series 95-MC1 A1B
   7.60%, 5/25/27            AAA          125       126
-------------------------------------------------------
GROUP TOTAL                                       1,386
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                   MULTI-ASSET-CLASS
                       PORTFOLIO

                      (++)RATINGS        FACE
                        (STANDARD      AMOUNT     VALUE
(CONT'D)                & POOR'S)       (000)  (000)(+)
-------------------------------------------------------
ENERGY (0.2%)
# Excel Paralubes Funding
   7.43%, 11/1/15            A-     $     200  $    192
Mobile Energy Services
   8.665%, 1/1/17            BBB-          98        99
-------------------------------------------------------
GROUP TOTAL                                         291
-------------------------------------------------------
FINANCE (1.0%)
First National Bank of
  Chicago, Series 93-A
   8.08%, 1/5/18             AA-          100       104
John Hancock Surplus Note
   7.375%, 2/15/24           AA           250       234
# Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23            AA           250       228
# Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24            AA-          250       229
# New York Life Insurance
  Co.
   7.50%, 12/15/23           AA           250       235
# Prudential Insurance
  Co.
   8.30%, 7/1/25             A            150       149
Reliance Group Holdings,
  Inc.
   9.00%, 11/15/00           BB+           50        51
(##) United Savings of Texas
   8.05%, 5/15/98            BB+           50        50
-------------------------------------------------------
GROUP TOTAL                                       1,280
-------------------------------------------------------
INDUSTRIALS (1.6%)
Comcast Corp.
   9.375%, 5/15/05           BB-          170       172
Digital Equipment Corp.
   8.625%, 11/1/12           BB+          140       134
DR Securitized Lease Trust,
  Series:
  93-K1 A2
   7.43%, 8/15/18            BB-          180       122
  94-K1 A1
   7.60%, 8/15/07            BB-           92        76
DR Structured Finance,
  Series 94 K2
   9.35%, 8/15/19            BB-           30        25
Federated Department
  Stores, Inc.
   8.125%, 10/15/02          BB-          115       116
Owens-Illinois, Inc.
   11.00%, 12/1/03           BB           140       153
# Oxymar
   7.50%, 2/15/16            BBB          100        93
Paramount Communications,
  Inc.
   8.25%, 8/1/22             BB+          255       230
(#) Rhone-Poulenc Rorer, Inc.
   8.62%, 1/5/21             BBB+         100       105
RJR Nabisco, Inc.
   8.75%, 4/15/04            BBB-         110       109
Scotia Pacific Holding Co.
   7.95%, 7/20/15            BBB          109       110
Southland Corp.
   5.00%, 12/15/03           BB+          275       219
Time Warner, Inc.
   9.15%, 2/1/23             BBB-         175       185
# Time Warner, Inc.
  10.25%, Series K
  (Preferred Stock)          B+        (1)133       140
Unisys Corp.
   10.625%, 10/1/99          B+           125       127
-------------------------------------------------------
GROUP TOTAL                                       2,116
-------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (0.3%)
Federal National Mortgage
  Association, Series:
  249 1 PO
   10/25/23                  Agy          323       197
  254 1 PO
   1/1/24                    Agy           92        60
  260 1 PO
   4/1/24                    Agy          123        79
  96-34 C PO REMIC
   3/25/23                   Agy          225        94
-------------------------------------------------------
GROUP TOTAL                                         430
-------------------------------------------------------
TELEPHONES (0.6%)
Comcast Cellular Corp.,
  Series:
  A,
   Zero Coupon, 3/5/00       BB-           75        53
  B,
   Zero Coupon, 3/5/00       BB-          125        88
Lenfest Communications,
  Inc.
   8.375%, 11/1/05           BB+          150       141
(#)MFS Communications, Inc.
   0.00%, 1/15/06            B            150       105
Rogers Cablesystems
   10.00%, 3/15/05           BB+          105       106
TCI Communications, Inc.
   7.875%, 2/15/26           BBB-         135       117
Tele-Communications, Inc.
   9.25%, 1/15/23            BBB-         155       151
-------------------------------------------------------
GROUP TOTAL                                         761
-------------------------------------------------------
TRANSPORTATION (0.3%)
Jet Equipment Trust,
  Series:
  # 94-A11 10.00%,
    6/15/12                  A            125       146
  # 95-5A C 10.69%,
    5/1/15                   BBB-         200       237
-------------------------------------------------------
GROUP TOTAL                                         383
-------------------------------------------------------
U.S. TREASURY SECURITIES (3.0%)
(+++)U.S. Treasury Bond
   8.75%, 8/15/20            Tsy          675       804
U.S. Treasury Notes
   6.125%, 5/15/98           Tsy        1,200     1,202
   7.125%, 9/30/99           Tsy        1,200     1,227

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     (++)RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
                       & POOR'S)        (000)  (000)(+)
-------------------------------------------------------
U.S. Treasury Strips
  Principal Only,
   8/15/20                   Tsy    $   3,700  $    672
-------------------------------------------------------
GROUP TOTAL                                       3,905
-------------------------------------------------------
YANKEE (1.5%)
+(#) Brazil Par Series Z-L
   4.25%, 4/15/24            B1           725       431
# Paiton Energy Funding
   9.34%, 2/15/14            BBB-         100       101
(#) Republic of Argentina
   5.00%, 3/31/23            BB-        1,295       756
United Mexican States
   6.25%, 12/31/19           BB           800       553
YPF SA
   7.50%, 10/26/02           BBB          112       113
-------------------------------------------------------
GROUP TOTAL                                       1,954
-------------------------------------------------------
TOTAL U.S. FIXED INCOME (Cost $32,249)           32,715
-------------------------------------------------------
INTERNATIONAL FIXED INCOME (5.4%)
-------------------------------------------------------
FIXED INCOME SECURITIES (5.4%)
-------------------------------------------------------
AUSTRALIAN DOLLAR (0.1%)
Commonwealth of
  Australia 9.50%,
  8/15/03                AA      AUD     120       104
------------------------------------------------------
BRITISH POUND (0.8%)
United Kingdom
  Treasury Bills
   7.00%, 11/6/01        AAA    GBP      480       748
   8.00%, 6/10/03        AAA              60        97
   8.50%, 7/16/07        AAA             100       165
------------------------------------------------------
GROUP TOTAL                                      1,010
------------------------------------------------------
CANADIAN DOLLAR (0.3%)
Government of Canada
   8.50%, 4/1/02         AA+     CAD     475       382
------------------------------------------------------
DANISH KRONE (0.6%)
Kingdom of Denmark
   8.00%, 5/15/03        AAA     DKK   2,675       497
   8.00%, 3/15/06        AAA           1,275       233
------------------------------------------------------
GROUP TOTAL                                        730
------------------------------------------------------
GERMAN MARK (1.5%)
Government of Germany
   6.25%, 1/4/24         AAA     DEM     150        90
   7.125%, 1/29/03       AAA           1,260       892
   7.375%, 1/3/05        AAA              95        68
   8.375%, 5/21/01       AAA           1,120       834
International Bank for
  Reconstruction &
  Development
   7.125%, 4/12/05       AAA     DEM     175       122
------------------------------------------------------
GROUP TOTAL                                      2,006
------------------------------------------------------
IRISH PUNT (0.4%)
Irish Government
   6.25%, 4/1/99         AA     IEP      115       185
   6.50%, 10/18/01       AA              200       323
------------------------------------------------------
GROUP TOTAL                                        508
------------------------------------------------------
ITALIAN LIRA (0.7%)
Buoni Poliennali Del
  Tres 10.50%, 7/15/00   AA     ITL  735,000       523
Republic of Italy BTPS
   9.50%, 2/1/06         AA          135,000        95
   10.00%, 8/1/03        AA          110,000        78
   10.50%, 7/15/98       AA          410,000       281
------------------------------------------------------
GROUP TOTAL                                        977
------------------------------------------------------
JAPANESE YEN (0.5%)
International Bank for
  Reconstruction &
  Development
   6.75%, 6/18/01        AAA    JPY    65,000      707
------------------------------------------------------
NETHERLAND GUILDER (0.2%)
Netherlands Government
   8.25%, 2/15/07        AAA     NLG     450       307
------------------------------------------------------
SPANISH PESETA (0.3%)
Spanish Government
   10.10%, 2/28/01       AA     ESP   16,000       138
   12.25%, 3/25/00       AA           30,000       269
------------------------------------------------------
GROUP TOTAL                                        407
------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME (Cost
  $7,123)                                        7,138
------------------------------------------------------
INTERNATIONAL EQUITY (15.7%)
------------------------------------------------------
COMMON STOCKS (15.7%)
------------------------------------------------------
ARGENTINA (0.5%)
Banco Frances del Rio de la
  Plata SA ADR                       16,885       441
YPF SA ADR                            9,500       217
-----------------------------------------------------
GROUP TOTAL                                       658
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                  MULTI-ASSET-CLASS
                      PORTFOLIO
                                                VALUE
(CONT'D)                             SHARES  (000)(+)
-----------------------------------------------------
AUSTRIA (0.6%)
Boehler-Uddeholm AG                   4,855  $    388
OMV AG                                3,800       382
-----------------------------------------------------
GROUP TOTAL                                       770
-----------------------------------------------------
BRAZIL (0.2%)
Telebras SA ADR                       4,200       330
-----------------------------------------------------
CANADA (0.4%)
Quebecor Inc., Class B               16,500       247
TransCanada Pipelines Ltd.           15,900       255
-----------------------------------------------------
GROUP TOTAL                                       502
-----------------------------------------------------
FRANCE (0.9%)
Credit Local de France                4,400       375
Elf Aquitaine                         5,260       412
(+++)Usinor Sacilor                    30,639       473
-----------------------------------------------------
GROUP TOTAL                                     1,260
-----------------------------------------------------
GERMANY (1.8%)
(+++) Deutsche Bank AG                   9,450       444
Hoechst AG                           14,310       522
Siemens AG                            9,090       478
Springer (Axel) Verlag AG               600       354
Veba AG                               5,100       267
Volkswagen AG                           900       335
-----------------------------------------------------
GROUP TOTAL                                     2,400
-----------------------------------------------------
HONG KONG (0.4%)
Citic Pacific Ltd.                   34,000       154
Hong Kong & China Gas Co. Ltd.       65,000       111
HSBC Holdings plc                     6,800       126
Johnson Electric Holdings Ltd.       24,000        55
Wharf (Holdings) Ltd.                15,000        62
-----------------------------------------------------
GROUP TOTAL                                       508
-----------------------------------------------------
INDONESIA (0.1%)
Indosat (Foreign)                    39,000       131
-----------------------------------------------------
ITALY (2.1%)
ENI S.p.A.                          201,300     1,030
* Olivetti Group                  1,879,000       689
Telecom Italia S.p.A.               542,800     1,000
-----------------------------------------------------
GROUP TOTAL                                     2,719
-----------------------------------------------------
JAPAN (3.9%)
Canon, Inc.                          16,000       314
Canon Sales Co., Inc.                10,000       272
Daiwa House Industry                 16,000       229
Fuji Photo Film Ltd.                  9,000       273
Hitachi Ltd.                         28,000       271
Honda Motor Co.                      11,000       276
Kao Corp.                            38,000       473
Kirin Brewery Co., Ltd.              14,000       156
Mitsubishi Heavy Industries Ltd.     33,000       268
Mitsui & Co.                         24,000       208
NEC Corp.                            25,000       294
Shiseido Co., Ltd.                   27,000       324
Sumitomo Electric Industries         12,000       165
Sumitomo Marine & Fire Insurance
  Co.                                41,000       323
Takeda Chemical Industries           17,000       311
Tokio Marine & Fire Insurance        29,000       343
Yamanouchi Pharmaceutical Co.        16,000       338
Yasuda Fire & Marine Insurance       46,000       318
-----------------------------------------------------
GROUP TOTAL                                     5,156
-----------------------------------------------------
KOREA (0.1%)
* Samsung Electronics RFD               132        10
Samsung Electronics                   1,640       129
-----------------------------------------------------
GROUP TOTAL                                       139
-----------------------------------------------------
MEXICO (0.4%)
* Empresas ICA Sociedad
  Controladora SA ADR                14,400       220
* Grupo Posadas SA, Series A        546,000       253
-----------------------------------------------------
GROUP TOTAL                                       473
-----------------------------------------------------
NETHERLANDS (0.7%)
ING Groep N.V.                       10,407       325
Royal PTT Nederland N.V.              8,300       286
Vendex International N.V.             9,274       361
-----------------------------------------------------
GROUP TOTAL                                       972
-----------------------------------------------------
NORWAY (0.4%)
Christiania Bank OG Kreditkasse     198,600       510
-----------------------------------------------------
PHILIPPINES (0.2%)
Ayala Land, Inc., Class B            78,000        95
Philippine Commercial
  International Bank                 12,000       166
-----------------------------------------------------
GROUP TOTAL                                       261
-----------------------------------------------------
SPAIN (0.9%)
Argentaria S.A.                      10,500       436
Repsol S.A.                          12,900       424
Telefonica Nacional de Espana        16,200       301
-----------------------------------------------------
GROUP TOTAL                                     1,161
-----------------------------------------------------
SWEDEN (0.8%)
Nordbanken AB                        14,400       370
SKF AB, Class B                       9,900       238
Sparbanken Sverige AB, Class A       27,885       404
*@ Tornet Fastighets AB                   1        --
-----------------------------------------------------
GROUP TOTAL                                     1,012
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                     SHARES  (000)(+)
-----------------------------------------------------
SWITZERLAND (0.4%)
Ciba-Geigy AG (Registered)              240  $    307
* Swissair AG (Registered)              311       256
-----------------------------------------------------
GROUP TOTAL                                       563
-----------------------------------------------------
THAILAND (0.0%)
Thai Farmers Bank plc (Foreign)      10,000       105
-----------------------------------------------------
UNITED KINGDOM (0.5%)
Abbey National plc                   11,800       110
B.A.T. Industries plc                39,000       260
BOC Group plc                         7,200        99
Royal & Sun Alliance Insurance
  Group plc                          16,325       103
Tate & Lyle plc                      14,000       102
-----------------------------------------------------
GROUP TOTAL                                       674
-----------------------------------------------------
UNITED STATES (0.4%)
* The India Fund, Inc.               25,100       182
* The Taiwan Fund                    30,000       323
-----------------------------------------------------
GROUP TOTAL                                       505
-----------------------------------------------------
TOTAL INTERNATIONAL EQUITY (Cost $19,731)      20,809
-----------------------------------------------------
HIGH YIELD (6.9%)
-----------------------------------------------------
FIXED INCOME SECURITIES (6.9%)
  (Unless otherwise noted)

--------------------------------------------------------
                    (++)RATINGS     FACE
                      (STANDARD   AMOUNT
                      & POOR'S)    (000)
                     ----------   -------
ASSET BACKED CORPORATES (0.2%)
# ALPS, Series 96-1 D
   12.75%, 6/15/06         BB-    $     275          283
--------------------------------------------------------
CABLE (0.8%)
Cablevision Systems Corp.
   9.25%, 11/1/05          B             65           63
   9.875%, 5/15/06         B            150          150
Comcast Corp.
  (Convertible)
   1.125%, 4/15/07         BB-          190           87
Lenfest Communications, Inc.
   8.375%, 11/1/05         BB+           85           80
    #  10.50%, 6/15/06     BB-           50           52
(#) Marcus Cable Co.
   0.00%, 12/15/05         B            240          163
Rogers Cable Systems
   10.00%, 3/15/05         BB+          160          162
TCI Pacific Communications
  (Convertible Preferred Stock)
   5.00%, 7/31/06          BB-      (1) 830           77
(#) Telewest plc
   0.00%, 10/1/07          BB           125           80
# Time Warner, Inc.
  10.25%, Series K
  (Preferred Stock)        BB+      (1) 111          117
--------------------------------------------------------
GROUP TOTAL                                        1,031
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.8%)
CBM Funding Corp., Series
  96-1 C
   7.86%, 2/1/13           BBB          125          123
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-8 A7
   9.50%, 6/25/05          Baa1          59           42
sec. Countrywide Funding
  Corp., Series 95-4 B3
   7.50%, 9/25/25
   (acquired
   1/19/96, cost $316)     BB           397          294
Prudential Home Mortgage
  Securities Co., Inc.,
  Series:
  # 95-5 B3
   7.25%, 9/25/25          BB           299          244
  sec. 95-F B2
   6.625%, 12/25/23
   (acquired 11/8/95,
   cost $60)               N/R          100           66
  # 96-5 B3
   7.25%, 4/25/26          N/R          400          302
--------------------------------------------------------
GROUP TOTAL                                        1,071
--------------------------------------------------------
CONSUMER SERVICES (0.3%)
Marvel Parent Holdings,
  Inc.
   Zero Coupon, 4/15/98    B-           190          148
(#) Six Flags Theme Parks,
  Inc.
   0.00%, 6/15/05          B             90           79
TLC Beatrice
  International Holdings,
  Inc.
   11.50%, 10/1/05         BB-          100          105
--------------------------------------------------------
GROUP TOTAL                                          332
--------------------------------------------------------
ENERGY (0.2%)
Flores & Rucks, Inc.
   9.75%, 10/1/06          B-            50           51
Midland Funding II
   11.75%, 7/23/05         B-            75           80
Nuevo Energy Co.
   9.50%, 4/15/06          B+           145          148
--------------------------------------------------------
GROUP TOTAL                                          279
--------------------------------------------------------
FINANCE (0.2%)
First Nationwide
   9.125%, 1/15/03         B             30           29
    # 10.625%, 10/1/03     B             50           52
Home Holdings, Inc.
   8.625%, 12/15/03        B-           365          127

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                   MULTI-ASSET-CLASS
                       PORTFOLIO

                     (++)RATINGS       FACE
                       (STANDARD     AMOUNT        VALUE
(CONT'D)               & POOR'S)      (000)     (000)(+)
--------------------------------------------------------
# Homeside, Inc.
   11.25%, 5/15/03         B+     $      65  $        70
Reliance Group
  Holdings, Inc.
   9.00%, 11/15/00         BB+           50           51
--------------------------------------------------------
GROUP TOTAL                                          329
--------------------------------------------------------
INDUSTRIALS (2.1%)
Advanced Micro Devices
   11.00%, 8/1/03          BB-           85           88
Algoma Steel, Inc.
   12.375%, 7/15/05        B            100          104
Collins & Aikman Products
   11.50%, 4/15/06         B             80           84
Courtyard by Marriott, Series B
   10.75%, 2/1/08          B-           100          102
Crown Paper Co.
   11.00%, 9/1/05          B            130          129
Exide Corp. (Convertible)
   2.90%, 12/15/05         B             50           31
Gaylord Container Corp.
   11.50%, 5/15/01         B            190          201
   (#) 12.75%, 5/15/05     B-            65           71
G-I Holdings, Inc.
   Zero Coupon, 10/1/98    B+           189          163
Grand Casinos, Inc.
   10.125%, 12/1/03        BB           160          157
HMC Acquisition
  Properties
   9.00%, 12/15/07         NA           135          129
Host Marriot Travel Plaza
   9.50%, 5/15/05          BB-          100          100
Kmart Corp.
   8.375%, 7/1/22          B+           100           76
Kmart Funding Corp., Series F
   8.80%, 7/1/10           BB-          175          150
La Quinta Inns, Inc.
   9.25%, 5/15/03          BB+          110          113
(#) Norcal Waste Systems
   12.75%, 11/15/05        BB-          200          216
Owens-Illinois, Inc.
   11.00%, 12/1/03         BB            75           82
Revlon Worldwide Corp.
   Zero Coupon, 3/15/98    B-           290          255
SD Warren Co.
   12.00%, 12/15/04        B+            90           97
Station Casinos, Inc.
   9.625%, 6/1/03          B+            50           49
# Stone Container
  Financial
   11.50%, 8/15/06         B            100          103
Trump Atlantic City
   11.25%, 5/1/06          BB-           80           79
Viacom, Sub Debenture
  Exchangable
   8.00%, 7/7/06           BB-          225          210
--------------------------------------------------------
GROUP TOTAL                                        2,789
--------------------------------------------------------
SUPERMARKETS (0.1%)
Southland Corp.
   5.00%, 12/15/03         BB+          150          119
--------------------------------------------------------
TECHNOLOGY (0.0%)
(##) Blue Bell Funding
  Corp.
   11.85%, 5/1/99          BB-           25           25
--------------------------------------------------------
TELEPHONES (0.8%)
(#) Brooks Fiber Properties
   0.00%, 3/1/06           NA           250          154
Comcast Cellular Corp.,
  Series A,
   Zero Coupon 3/5/00      BB-           50           35
(#) Dial Call Communications, Inc.
   0.00%, 4/15/04          CCC-          75           51
(#) EchoStar Satellite
  Broadcast
   0.00%, 3/15/04          B-           350          241
(#) MFS Communications,
  Inc.
   0.00%, 1/15/06          N/R          370          259
(#) Nextel Communications,
  Inc.
   0.00%, 8/15/04          CCC-         345          222
Paging Network, Inc.
   10.125%, 8/1/07         B             60           62
--------------------------------------------------------
GROUP TOTAL                                        1,024
--------------------------------------------------------
TRANSPORTATION (0.1%)
Jet Equipment Trust, Series 95-A
   11.79%, 6/15/13         BB+          150          174
--------------------------------------------------------
UTILITIES (0.2%)
Cleveland Electric Illuminating
  Co.
   8.375%, 8/1/12          BB            30           28
  Series B
   9.50%, 5/15/05          BB            40           41
Midland Cogeneration Venture LP
   10.33%, 7/23/02         BB-           25           27
First PV Funding Corp.
   10.15%, 1/15/16         BB-          150          160
--------------------------------------------------------
GROUP TOTAL                                          256
--------------------------------------------------------
YANKEE (1.1%)
APP International Finance
   11.75%, 10/1/05         BB           120          125
+(#) Brazil Par Series Z-L
   4.25%, 4/15/24          B1           345          205
(#) Central Bank of Argentina
  Bocon PIK Pre 4
   0.00%, 9/1/02           N/R          110          111
+(##) Government of Venezuela
  Front
  Loaded Interest Reduction Bond
   6.625%, 3/31/07         Ba2          250          211
*@ Mexico Recovery Rights
  expiring
  6/30/03                  (1) 1,225,000              --
# Net Sat Servicos Ltd.
   12.75%, 8/5/04          B            110          117

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     (++)RATINGS      FACE
                      (STANDARD      AMOUNT       VALUE
                      & POOR'S)       (000)     (000)(+)
--------------------------------------------------------
#(#) Occidente Y Caribe Celular
   0.00%, 3/15/04          B      $     150  $        78
Philippines Long Distance
  Telephone-Global Bond
   9.25%, 6/30/06          BB            55           56
(#) Republic of Argentina
   5.00%, 3/31/23          BB-          350          204
# Transgas de Occidente
  SA
   9.79%, 11/1/10          BBB-         250          249
United Mexican States
   6.25%, 12/31/19         BB           125           86
--------------------------------------------------------
GROUP TOTAL                                        1,442
--------------------------------------------------------
TOTAL HIGH YIELD (Cost $9,093)                     9,154
--------------------------------------------------------
CASH EQUIVALENTS (23.3%)
--------------------------------------------------------
COMMERCIAL PAPER (3.3%)
Beneficial Corp.
   5.36%, 10/10/96                    1,100        1,098
GE Capital Corp.
   5.35%, 10/10/96                    1,100        1,099
Household Finance Corp.
   5.36%, 10/10/96                    1,100        1,098
Raytheon Co.
   5.35%, 10/10/96                    1,100        1,099
--------------------------------------------------------
GROUP TOTAL                                        4,394
--------------------------------------------------------
REPURCHASE AGREEMENT (20.0%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/1/96, to
  be repurchased at $26,565,
  collateralized by various U.S.
  Government Obligations, due
  10/3/96-7/17/98, valued at
  $26,827                            26,561       26,561
--------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $30,955)             30,955
--------------------------------------------------------
FOREIGN CURRENCY (0.1%)
--------------------------------------------------------
French Franc               FRF          652          126
Hong Kong Dollar           HKD           16            2
@ Indonesia Rupiah         IDR          135           --
Italian Lira               ITL       19,466           13
Japanese Yen               JPY          336            3
Korean Won                 KRW        4,598            6
Singapore Dollar           SGD            1            1
@ Spanish Peseta           ESP            3           --
--------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $151)                   151
--------------------------------------------------------
TOTAL INVESTMENTS (120.8%) (Cost $151,551)      160,229
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-20.8%)
Cash                                               1,103
Dividends Receivable                                 258
Interest Receivable                                  833
Receivable for Withholding Tax Reclaims               18
Receivable for Investments Sold                   11,592
Receivable for Fund Shares Sold                       30
Receivable for Daily Variation on
    Futures Contracts                                328
Other Assets                                           3
Payable for Forward Foreign Currency
  Contracts                                           (5)
Payable for Investments Purchased                (19,431)
Payable for Fund Shares Redeemed                 (22,053)
Payable for Investment Advisory Fees                (141)
Payable for Administrative Fees                      (10)
Payable for Trustees' Deferred Compensation
    Plan-Note F                                       (1)
Unrealized Loss on Forward Foreign Currency
    Contracts                                        (35)
Other Liabilities                                    (86)
                                             -----------
                                                 (27,597)
--------------------------------------------------------
NET ASSETS (100%)                               $132,632
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 10,550,941 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                  $129,558
--------------------------------------------------------
NET ASSET VALUE PER SHARE                       $  12.28
--------------------------------------------------------
INVESTMENT CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 250,463 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                  $  3,074
--------------------------------------------------------
NET ASSET VALUE PER SHARE                       $  12.27
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                 $110,557
Undistributed Net Investment Income (Loss)         3,042
Undistributed Realized Net Gain (Loss)            10,291
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            8,678
  Foreign Currency Transactions                      (61)
  Futures                                            125
--------------------------------------------------------
NET ASSETS                                      $132,632
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     MULTI-ASSET-CLASS
                         PORTFOLIO
(CONT'D)
---------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at September 30,
        1996 was $954 or 0.7% of net assets.
(+)    See Note A1 to Financial Statements.
(++)   Ratings are unaudited.
*      Non-income producing security.
#      144A security. Certain conditions for public
        sale may exist.
(+++)  A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
+      Moody's Investor Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
(#)    Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of September 30,
        1996. Maturity date disclosed is the ultimate
        maturity.
(##)   Variable or floating rate security-rate
        disclosed is as of September 30, 1996.
@      Value is less than $500.
(1)    Amount represents shares held by the Portfolio.
ADR    American Depositary Receipt
CMO    Collateralized Mortgage Obligation
Inv Fl Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at September 30, 1996.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PIK    Payment-In-Kind Security
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
RFD    Ranked for Dividend
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                   ------------------------------------------------------------------------
                                                                                         SMALL        INTER-
                                                                                           CAP      NATIONAL       MID CAP
                                                             VALUE        EQUITY         VALUE        EQUITY        GROWTH
                                                         PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                   ------------------------------------------------------------------------
                                                                                             Year Ended September 30, 1996
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME +
    Dividends                                            $ 32,423      $ 35,414      $  8,246      $ 13,620       $ 1,440
    Interest                                                8,844         4,385           346         3,936         1,111
---------------------------------------------------------------------------------------------------------------------------
       Total Income                                        41,267        39,799         8,592        17,556         2,551
---------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                    7,716         7,785         3,464         3,458         1,986
    Administrative Fee--Note C                              1,235         1,246           369           553           318
    Custodian Fee                                             168           124            64           589            31
    Audit Fee                                                  25            29            12            53            13
    Shareholder Servicing Fee--Investment Class
      shares--Note D                                            2            --            --            --            --
    Distribution Fees--Adviser Class shares--Note D             1            --            --            --            --
    Other Expenses                                            273           220            87           120            61
---------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                       9,420         9,404         3,996         4,773         2,409
---------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                                   (168)         (105)          (11)         (256)          (31)
---------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                         9,252         9,299         3,985         4,517         2,378
---------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                            32,015        30,500         4,607        13,039           173
---------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                 138,640       237,632        80,888        86,684        71,168
    Foreign Currency Transactions                              --            --            --         4,904            --
    Futures and Swaps                                          --            --            --         9,419            --
---------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                           138,640       237,632        80,888       101,007        71,168
---------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)--Note G2
    Investment Securities*                                 97,514       (24,506)       20,530       (57,275)       27,593
    Foreign Currency Transactions                              --            --            --        (1,339)           --
    Futures                                                    --            --            --         1,373            --
---------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)              97,514       (24,506)       20,530       (57,241)       27,593
---------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                 236,154       213,126       101,418        43,766        98,761
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                         $268,169      $243,626      $106,025      $ 56,805       $98,934
---------------------------------------------------------------------------------------------------------------------------

+ Net of $1,891 withholding tax for International Equity Portfolio.
* Net of foreign capital gain taxes of $97 on unrealized gains for International Equity Portfolio.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                          -----------------------------------------------------------------------------------
                                                                                                     DOMESTIC
                                                    MID CAP          EMERGING         FIXED             FIXED          HIGH
                                                      VALUE           MARKETS        INCOME            INCOME         YIELD
                                                  PORTFOLIO         PORTFOLIO     PORTFOLIO         PORTFOLIO     PORTFOLIO
                                          -----------------------------------------------------------------------------------
(In Thousands)                                                       Year Ended September 30, 1996
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends +                                      $ 586             $  737     $    211             $   --      $   967
    Interest                                            39                338      114,455              4,287       29,238
------------------------------------------------------------------------------------------------------------------------------
       Total Income                                    625              1,075      114,666              4,287       30,205
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B       188                $286               5,917      $257                1,073
    Less: Waived Fees                          (46)    142         (42)   244           --        (8)    249           --
    Administrative Fee--Note C                          20                 38        1,262                 55          229
    Custodian Fee                                       22                119          193                 12           31
    Audit Fee                                           13                 41           37                 13           17
    Shareholder Servicing Fee--Investment
 Class shares--Note D                                   --                 --           --                 --            1
    Other Expenses                                      24                 12          240                 26           58
------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                  221                454        7,649                355        1,409
------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                              (1)                (1)        (121)               (12)         (30)
------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                    220                453        7,528                343        1,379
------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                        405                622      107,138              3,944       28,826
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                            1,630              1,670        7,632               (806)       3,679
    Foreign Currency Transactions                       --                (13)      11,966                 --         (423)
    Futures, Written Floors and Swaps                   28                413        2,158               (131)         461
------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                      1,658              2,070       21,756               (937)       3,717
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)--Note G2
    Investment Securities *                          3,145               (498)     (23,923)              (540)       4,573
    Foreign Currency Transactions                       --                  2        1,961                 --           (1)
    Futures and Written Floors                          --                 --       10,118                 66           55
------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)        3,145               (496)     (11,844)              (474)       4,627
------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                            4,803              1,574        9,912             (1,411)       8,344
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          $5,208             $2,196     $117,050            $ 2,533      $37,170
------------------------------------------------------------------------------------------------------------------------------

+ Net of $53 withholding tax for the Emerging Markets Portfolio.
* Net of foreign capital gain taxes of $21 on unrealized gains for Emerging Markets Portfolio.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                 ----------------------------------------------------------------------------
                                                                                                                      SPECIAL
                                                                                        MORTGAGE-                     PURPOSE
                                                             CASH            FIXED         BACKED       LIMITED         FIXED
                                                         RESERVES           INCOME     SECURITIES      DURATION        INCOME
                                                        PORTFOLIO     PORTFOLIO II      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                 ----------------------------------------------------------------------------
(In Thousands)                                                                                  Year Ended September 30, 1996
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                             $   --         $   --           $  --        $   --        $    70
    Interest                                               3,059          13,556           3,295         7,117        29,285
------------------------------------------------------------------------------------------------------------------------------
       Total Income                                        3,059          13,556           3,295         7,117        29,355
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B           $138                      773     $ 177                 351         1,517
    Less: Waived Fees                               (52)      86             --        (21)  156           --            --
    Administrative Fee--Note C                                44             165              38            93           323
    Custodian Fee                                             16              34              10            13            56
    Audit Fees                                                 9              12              15            13            25
    Other Expenses                                            26              44              18            30            66
------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                        181           1,028             237           500         1,987
------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                                    (4)            (14)             (1)          (13)           (2)
------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                          177           1,014             236           487         1,985
------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                            2,882          12,542           3,059         6,630        27,370
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                     --            (502)           (476)          (48)        3,369
    Foreign Currency Transactions                             --           1,625              --            --         2,828
    Futures and Written Floors                                --             631            (187)            1           501
------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                               --           1,754            (663)          (47)        6,698
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)--Note G2
    Investment Securities                                     --          (2,722)             --          (428)       (6,911)
    Foreign Currency Transactions                             --             214              --            --           679
    Futures and Written Floors                                --             240             502            --         3,180
------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                 --          (2,268)            502          (428)       (3,052)
------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                     --            (514)           (161)         (475)        3,646
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                          $2,882         $12,028          $2,898        $6,155       $31,016
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                      ---------------------------------------------------------------------------------------
                                                                                                      INTER-
                                                                                       GLOBAL       NATIONAL
                                                                              PA        FIXED          FIXED     INTERMEDIATE
                                                 MUNICIPAL             MUNICIPAL       INCOME         INCOME         DURATION
                                                 PORTFOLIO             PORTFOLIO    PORTFOLIO      PORTFOLIO        PORTFOLIO
                                      ---------------------------------------------------------------------------------------
(In Thousands)                                                                                  Year Ended September 30, 1996
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                       $     4               $     1    $     --       $     --             $ --
   Interest +                                        2,300                 1,046       3,207          8,803              935
------------------------------------------------------------------------------------------------------------------------------
     Total Income                                    2,304                 1,047       3,207          8,803              935
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
   Investment Advisory Services--Note B     $167               $  77                     205            555      $ 52
   Less: Waived Fees                         (38)      129       (30)         47          --             --       (18)    34
   Administrative Fee--Note C                           36                    16          44            118               11
   Custodian Fee                                         6                     3          17             47               13
   Audit Fee                                            17                    17          36             36               12
   Other Expenses                                       40                    21          19             37                8
------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                    228                   104         321            793               78
------------------------------------------------------------------------------------------------------------------------------
   Expense Offset--Note K                               (5)                   (1)         (2)            (2)              (5)
------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                      223                   103         319            791               73
------------------------------------------------------------------------------------------------------------------------------
        Net Investment Income                        2,081                   944       2,888          8,012              862
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
   Investment Securities                               490                   797       2,309          4,644              379
   Foreign Currency Transactions                        --                    --         279         (1,610)             106
   Futures and Swaps                                  (532)                 (242)        348          1,527                4
------------------------------------------------------------------------------------------------------------------------------
     Realized Net Gain (Loss)                          (42)                  555       2,936          4,561              489
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)--Note G2
   Investment Securities                               795                  (204)     (1,551)        (4,260)            (424)
   Foreign Currency Transactions                        --                    --        (390)          (341)              11
   Futures and Swaps                                   985                   412        (110)          (319)             (11)
------------------------------------------------------------------------------------------------------------------------------
     Unrealized Appreciation
       (Depreciation)                                1,780                   208      (2,051)        (4,920)            (424)
------------------------------------------------------------------------------------------------------------------------------
        Net Gain (Loss)                              1,738                   763         885           (359)              65
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $ 3,819               $ 1,707    $  3,773       $  7,653            $ 927
------------------------------------------------------------------------------------------------------------------------------

+ Net of $75 and $248 withholding tax for the Global Fixed Income and International Fixed Income Portfolios, respectively.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                   -------------------------------------------
                                                                                                                    MULTI-
                                                                                               BALANCED        ASSET-CLASS
                                                                                              PORTFOLIO          PORTFOLIO
                                                                                   -------------------------------------------
(In Thousands)                                                                               Year Ended September 30, 1996
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME +
   Dividends                                                                                 $ 4,717               $ 1,998
   Interest                                                                                   10,260                 4,227
------------------------------------------------------------------------------------------------------------------------------
     Total Income                                                                             14,977                 6,225
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
   Investment Advisory Services--Note B                                                        1,521        $635
   Less: Waived Fees                                                                              --        (112)      523
   Administrative Fee--Note C                                                                    271                   113
   Custodian Fee                                                                                  63                    92
   Audit Fee                                                                                      21                    45
   Shareholder Servicing Fee--Investment Class shares--Note D                                     --                     1
   Other Expenses                                                                                 69                    54
------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                            1,945                   828
------------------------------------------------------------------------------------------------------------------------------
   Expense Offset--Note K                                                                         (9)                   (8)
------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                              1,936                   820
------------------------------------------------------------------------------------------------------------------------------
        Net Investment Income                                                                 13,041                 5,405
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
   Investment Securities                                                                      28,871                10,505
   Foreign Currency Transactions                                                                 959                   346
   Futures, Written Floors and Swaps                                                             244                 1,393
------------------------------------------------------------------------------------------------------------------------------
     Realized Net Gain (Loss)                                                                 30,074                12,244
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)--Note G2
   Investment Securities                                                                      (3,487)                1,210
   Foreign Currency Transactions                                                                 190                  (142)
   Futures and Written Floors                                                                  1,032                   181
------------------------------------------------------------------------------------------------------------------------------
     Unrealized Appreciation (Depreciation)                                                   (2,265)                1,249
------------------------------------------------------------------------------------------------------------------------------
        Net Gain (Loss)                                                                       27,809                13,493
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $40,850               $18,898
------------------------------------------------------------------------------------------------------------------------------

+ Net of $80 withholding tax for the Multi-Asset-Class Portfolio

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                       --------------------------------------------------------------------------------------
                                                                                                        SMALL CAP
                                        VALUE                              EQUITY                       VALUE
                                        PORTFOLIO                          PORTFOLIO                    PORTFOLIO
                                       --------------------------------------------------------------------------------------
                                                Year Ended                     Year Ended                  Year Ended
                                              September 30,                  September 30,                September 30,
                                         ---------------------           ---------------------          ------------------
(In Thousands)                            1995           1996              1995           1996           1995         1996
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income               $   24,635     $   32,015       $   32,809     $   30,500       $  4,277     $  4,607
   Realized Net Gain (Loss)               118,188        138,640          123,037        237,632         50,198       80,888
   Change in Unrealized
     Appreciation
     (Depreciation)--Note G2              145,262         97,514          173,454        (24,506)        10,603       20,530
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting from
        Operations                        288,085        268,169          329,300        243,626         65,078      106,025
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                (23,680)       (30,765)         (31,719)       (31,471)        (2,689)      (4,652)
     Realized Net Gain                    (79,195)      (130,677)         (67,107)      (132,351)       (37,063)     (52,103)
   INVESTMENT CLASS +:
     Net Investment Income                     --            (12)              --             (1)            --           --
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions               (102,875)      (161,454)         (98,826)      (163,823)       (39,752)     (56,755)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                               302,389        930,274          370,928        186,997        109,087      128,125
     In Lieu of Cash Distributions         91,963        143,059           91,153        157,127         38,342       55,347
     Redeemed                            (289,313)      (606,431)        (287,940)      (579,292)       (50,543)     (77,653)
   INVESTMENT CLASS +:
     Issued                                    --          8,889               --            117             --           --
     In Lieu of Cash Distributions             --             12               --              1             --           --
     Redeemed                                  --            (49)              --            (11)            --           --
   ADVISER CLASS +:
     Issued                                    --         15,433               --             --             --           --
     Redeemed                                  --            (11)              --             --             --           --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                      105,039        491,176          174,141       (235,061)        96,886      105,819
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)              290,249        597,891          404,615       (155,258)       122,212      155,089
NET ASSETS:
   Beginning of Period                    981,337      1,271,586        1,193,017      1,597,632        308,156      430,368
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                       $1,271,586     $1,869,477       $1,597,632     $1,442,374       $430,368     $585,457
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in end
     of period net assets              $    7,826     $    9,064       $    8,769     $    7,536       $  2,767     $  1,636
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                         22,270         63,277           17,166          7,686          6,533        7,158
     In Lieu of Cash Distributions          8,147         10,269            4,623          6,676          2,674        3,496
     Shares Redeemed                      (22,729)       (40,739)         (13,063)       (23,580)        (3,105)      (4,377)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                         7,688         32,807            8,726         (9,218)         6,102        6,277
------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                             --            595               --              5             --           --
     In Lieu of Cash Distributions             --              1               --             --             --           --
     Shares Redeemed                           --             (3)              --             (1)            --           --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                            --            593               --              4             --           --
------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS +:
     Shares Issued                             --            994               --             --             --           --
     Shares Redeemed                           --             (1)              --             --             --           --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Adviser Class Shares
        Outstanding                            --            993               --             --             --           --
------------------------------------------------------------------------------------------------------------------------------

+ The Value Portfolio and the Equity Portfolio began offering Investment Class shares on May 6, 1996 and April 10, 1996, respectively. The Value Portfolio began offering Adviser Class shares on July 17, 1996.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           ------------------------------------------------------------------------
                                                                   INTER-
                                                                   NATIONAL                      MID CAP              MID CAP
                                                                   EQUITY                        GROWTH               VALUE
                                                                   PORTFOLIO                     PORTFOLIO            PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                                      Year Ended                 Year Ended            December 30,
                                                                    September 30,               September 30,              1994* to
                                                                  ------------------          ----------------        September 30,
(In Thousands)                                                    1995          1996          1995        1996                1995
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                                       $    20,687   $   13,039     $     636   $     173           $  184
   Realized Net Gain (Loss)                                        (51,270)     101,007        47,679      71,168              331
   Change in Unrealized Appreciation
     (Depreciation)--Note G2                                       (10,980)     (57,241)       33,071      27,593              161
------------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
        from Operations                                            (41,563)      56,805        81,386      98,934              676
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                                              --      (16,536)         (541)       (580)              --
     Realized Net Gain                                            (104,076)      (3,421)      (34,250)    (53,149)              --
     In Excess of Net Realized Gain                                 (8,055)          --            --          --               --
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                        (112,131)     (19,957)      (34,791)    (53,729)              --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                                        315,862      145,686        78,991      58,508            4,259
     In Lieu of Cash Distributions                                 111,406       14,783        33,984      52,044               --
     Redeemed                                                     (245,455)    (722,596)      (89,018)   (126,023)            (428)
   INVESTMENT CLASS +:
     Issued                                                             --          268            --          --               --
     Redeemed                                                           --          (34)           --          --               --
------------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions                                 181,813     (561,893)       23,957     (15,471)           3,831
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                                        28,119     (525,045)       70,552      29,734            4,507
NET ASSETS:
   Beginning of Period                                           1,132,867    1,160,986       302,995     373,547               --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                               $ 1,160,986   $  635,941     $ 373,547   $ 403,281           $4,507
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss)
     included in end of period net assets                      $    11,109   $   12,067     $     427   $      --           $  184
------------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                                  25,439       11,400         4,693       3,094              373
     In Lieu of Cash Distributions                                   9,346        1,211         2,527       3,126               --
     Shares Redeemed                                               (19,983)     (57,391)       (5,734)     (6,657)             (38)
------------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional
        Class Shares Outstanding                                    14,802      (44,780)        1,486        (437)             335
------------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                                                      --           21            --          --               --
     Shares Redeemed                                                    --           (3)           --          --               --
------------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment
        Class Shares Outstanding                                        --           18            --          --               --
------------------------------------------------------------------------------------------------------------------------------------

                                                              --------------
                                                                 MID CAP
                                                                  VALUE
                                                                 PORTFOLIO
                                                              --------------
                                                                 Year Ended
                                                              September 30,
(In Thousands)                                                          1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                                             $   405
   Realized Net Gain (Loss)                                            1,658
   Change in Unrealized Appreciation
     (Depreciation)--Note G2                                           3,145
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
        from Operations                                                5,208
--------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                                              (214)
     Realized Net Gain                                                  (405)
     In Excess of Net Realized Gain                                       --
--------------------------------------------------------------------------------
       Total Distributions                                              (619)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                                           41,529
     In Lieu of Cash Distributions                                       611
     Redeemed                                                           (782)
   INVESTMENT CLASS +:
     Issued                                                              122
     Redeemed                                                             --
--------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions                                    41,480
--------------------------------------------------------------------------------
   Total Increase (Decrease)                                          46,069
NET ASSETS:
   Beginning of Period                                                 4,507
--------------------------------------------------------------------------------
   END OF PERIOD                                                     $50,576
--------------------------------------------------------------------------------
   Undistributed net investment income (loss)
     included in end of period net assets                             $  372
--------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                                     3,154
     In Lieu of Cash Distributions                                        52
     Shares Redeemed                                                     (59)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional
        Class Shares Outstanding                                       3,147
--------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                                                         9
     Shares Redeemed                                                      --
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment
        Class Shares Outstanding                                           9
--------------------------------------------------------------------------------

+ The International Equity Portfolio and the Mid Cap Value Portfolio began offering Investment Class shares on April 10, 1996 and May 10, 1996, respectively.
* Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------

                                         -------------------------------------------------------------------------------------
                                                                                                             DOMESTIC
                                                 EMERGING                              FIXED                 FIXED
                                                  MARKETS                             INCOME                 INCOME
                                                PORTFOLIO                          PORTFOLIO                 PORTFOLIO
                                         -------------------------------------------------------------------------------------
                                             February 28,                            Year Ended                Year Ended
                                               1995* to       Year Ended            September 30,            September 30,
                                             September 30,   September 30,       -------------------        ---------------
(In Thousands)                                   1995            1996             1995         1996          1995      1996
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                            $  370         $   622     $   95,041   $  107,138     $  1,772   $ 3,944
   Realized Net Gain (Loss)                          2,104           2,070          3,192       21,756          (67)     (937)
   Change in Unrealized Appreciation
     (Depreciation)--Note G2                           581            (496)        79,473      (11,844)       1,704      (474)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net
        Assets Resulting
        from Operations                              3,055           2,196        177,706      117,050        3,409     2,533
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
     Net Investment Income                              --            (641)       (69,099)    (103,292)        (776)   (3,127)
     Realized Net Gain                                  --          (2,186)            --       (7,817)          --        --
     In Excess of Realized Net Gain                     --              --             --           --           --      (185)
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                              --          (2,827)       (69,099)    (111,109)        (776)   (3,312)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
     Issued                                         39,405           9,068        431,740      440,801       39,260    62,619
     In Lieu of Cash Distributions                      --           2,439         52,586       88,188          600     3,009
     Redeemed                                           (1)        (20,351)      (300,481)    (232,193)     (42,867)   (5,634)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions                  39,404          (8,844)       183,845      296,796       (3,007)   59,994
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                        42,459          (9,475)       292,452      302,737         (374)   59,215
NET ASSETS:
   Beginning of Period                                  --          42,459      1,194,957    1,487,409       36,521    36,147
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                   $42,459        $ 32,984     $1,487,409   $1,790,146     $ 36,147   $95,362
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss)
     included in end of period net assets           $  301         $   277     $   26,685   $   42,529     $    531   $ 1,348
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
     Shares Issued                                   3,651             801         38,850       37,653        3,820     5,724
     In Lieu of Cash Distributions                      --             235          4,797        7,612           60       279
     Shares Redeemed                                    (1)         (1,823)       (27,170)     (19,803)      (4,304)     (520)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Shares
        Outstanding                                  3,650            (787)        16,477       25,462         (424)    5,483
------------------------------------------------------------------------------------------------------------------------------

* Commencement of Operations.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   -----------------------------------------------------------------------------
                                                               HIGH                     CASH                  FIXED
                                                               YIELD                  RESERVES                INCOME
                                                             PORTFOLIO                PORTFOLIO            PORTFOLIO II
                                                   -----------------------------------------------------------------------------
                                                             Year Ended               Year Ended             Year Ended
(In Thousands)                                              September 30,            September 30,          September 30,
                                                         ------------------        ----------------      ------------------
                                                          1995         1996        1995       1996        1995         1996
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                                $ 21,749     $ 28,826     $ 1,970   $   2,882   $ 10,203     $ 12,542
   Realized Net Gain (Loss)                               (3,020)       3,717          --          --      1,126        1,754
   Change in Unrealized Appreciation
     (Depreciation)--Note G2                               9,551        4,627          --          --      9,124       (2,268)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
        Resulting from Operations                         28,280       37,170       1,970       2,882     20,453       12,028
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                               (19,609)     (27,729)     (1,970)     (2,882)    (6,958)     (11,608)
     Realized Net Gain                                    (1,760)          --          --          --         --       (1,360)
     In Excess of Realized Net Gain                       (1,069)          --          --          --         --         (446)
   INVESTMENT CLASS +:
     Net Investment Income                                    --          (49)         --          --         --           --
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                               (22,438)     (27,778)     (1,970)     (2,882)    (6,958)     (13,414)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                               94,962      157,380      95,030     143,726     56,653       49,696
     In Lieu of Cash Distributions                        11,160       16,060       1,868       2,738      3,751        8,664
     Redeemed                                            (74,148)    (113,632)    (90,207)   (112,591)   (26,856)     (42,179)
   INVESTMENT CLASS +:
     Issued                                                   --        4,915          --          --         --           --
     In Lieu of Cash Distributions                            --           49          --          --         --           --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                      31,974       64,772       6,691      33,873     33,548       16,181
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                              37,816       74,164       6,691      33,873     47,043       14,795
NET ASSETS:
   Beginning of Period                                   182,969      220,785      37,933      44,624    129,902      176,945
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                        $220,785     $294,949     $44,624   $  78,497   $176,945     $191,740
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss)
     included in end of period net assets               $  6,985     $  8,657     $    --   $      --   $  2,756     $  4,660
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                        11,056       17,602      95,030     143,726      5,324        4,438
     In Lieu of Cash Distributions                         1,334        1,830       1,868       2,738        357          781
     Shares Redeemed                                      (8,485)     (12,631)    (90,207)   (112,591)    (2,538)      (3,763)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional
        Class Shares Outstanding                           3,905        6,801       6,691      33,873      3,143        1,456
------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                                            --          546          --          --         --           --
     In Lieu of Cash Distributions                            --            6          --          --         --           --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment Class
        Shares Outstanding                                    --          552          --          --         --           --
------------------------------------------------------------------------------------------------------------------------------

+ The High Yield Portfolio began offering Investment Class shares on May 21,
1996.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           --------------------------------------------------------------------------------
                                                    MORTGAGE                                                         SPECIAL
                                                    BACKED                  LIMITED                                  PURPOSE
                                                    SECURITIES             DURATION                             FIXED INCOME
                                                    PORTFOLIO              PORTFOLIO                               PORTFOLIO
                                           ---------------------------------------------------------------------------------
                                                          Year Ended                  Year Ended                  Year Ended
(In Thousands)                                         September 30,               September 30,               September 30,
                                                   -----------------          ------------------          ------------------
                                                    1995        1996           1995         1996           1995         1996
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                        $  5,984     $ 3,059       $  4,313     $  6,630       $ 30,784     $ 27,370
   Realized Net Gain (Loss)                          550        (663)          (402)         (47)         5,077        6,698
   Change in Unrealized Appreciation
     (Depreciation)--Note G2                       4,008         502          1,669         (428)        25,253       (3,052)
------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
       Resulting from Operations                  10,542       2,898          5,580        6,155         61,114       31,016
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
  INSTITUTIONAL CLASS:
    Net Investment Income                         (6,794)     (3,033)        (3,757)      (6,274)       (22,759)     (27,847)
    Realized Net Gain                                 --          --             --           --             --       (9,325)
    In Excess of Realized Net Gain                    --          --            (62)          --             --           --
  INVESTMENT CLASS +:
    Net Investment Income                             --          --             --           --             --           (8)
------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                         (6,794)     (3,033)        (3,819)      (6,274)       (22,759)     (37,180)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
  INSTITUTIONAL CLASS:
    Issued                                         8,451       5,648         60,552       99,082        107,483      103,802
    In Lieu of Cash Distributions                  3,732       2,036          2,459        4,921         20,635       34,094
    Redeemed                                     (85,683)     (6,390)       (27,361)     (80,843)      (160,946)     (74,328)
  INVESTMENT CLASS +:
    Issued                                            --          --             --           --             --          758
    In Lieu of Cash Distributions                     --          --             --           --             --            8
------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) from Capital
       Share Transactions                        (73,500)      1,294         35,650       23,160        (32,828)      64,334
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                     (69,752)      1,159         37,411       23,041          5,527       58,170
NET ASSETS:
   Beginning of Period                           119,518      49,766         62,775      100,186        384,731      390,258
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                $ 49,766     $50,925       $100,186     $123,227       $390,258     $448,428
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income
     (loss) included in end of period
     net assets                                 $  1,071     $ 1,056       $  1,354     $  1,710       $  8,633     $ 11,292
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
  INSTITUTIONAL CLASS:
    Shares Issued                                    871         552          5,907        9,585          9,436        8,626
    In Lieu of Cash Distributions                    378         199            243          480          1,768        2,827
    Shares Redeemed                               (8,515)       (608)        (2,691)      (7,817)       (13,433)      (6,091)
------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
       Institutional Class Shares
       Outstanding                                (7,266)        143          3,459        2,248         (2,229)       5,362
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT CLASS +:
    Shares Issued                                     --          --             --           --             --           63
    In Lieu of Cash Distributions                     --          --             --           --             --            1
------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Investment
       Class Shares Outstanding                       --          --             --           --             --           64
------------------------------------------------------------------------------------------------------------------------------

+ The Special Purpose Fixed Income Portfolio began offering Investment Class shares on April 10, 1996.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      ------------------------------------------------------------------------
                                                                                                                       GLOBAL
                                                                                          PA                            FIXED
                                                               MUNICIPAL               MUNICIPAL                       INCOME
                                                               PORTFOLIO               PORTFOLIO                    PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                                Year Ended              Year Ended            Year Ended
                                                              September 30,           September 30,         September 30,
                                                             ----------------        ---------------       ----------------
                    (In Thousands)                           1995        1996         1995      1996      1995         1996
  ----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                                   $  2,211     $ 2,081     $    934   $   944   $ 3,481     $  2,888
   Realized Net Gain (Loss)                                    (578)        (42)      (1,323)      555       345        2,936
   Change in Unrealized Appreciation
     (Depreciation)--Note G2                                  3,278       1,780        2,370       208     3,689       (2,051)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
        from Operations                                       4,911       3,819        1,981     1,707     7,515        3,773
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
     Net Investment Income                                   (2,232)     (2,096)        (922)     (934)   (3,155)      (3,105)
     Realized Net Gain                                           --          --           --        --        --         (186)
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                   (2,232)     (2,096)        (922)     (934)   (3,155)      (3,291)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
     Issued                                                  15,286      17,213        4,150    13,003    14,273       27,692
     In Lieu of Cash Distributions                            1,281       1,443          803       838     2,953        3,129
     Redeemed                                               (21,755)     (1,883)     (13,793)   (1,860)   (9,505)     (19,168)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                         (5,188)     16,773       (8,840)   11,981     7,721       11,653
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                                 (2,509)     18,496       (7,781)   12,754    12,081       12,135
NET ASSETS:
   Beginning of Period                                       38,549      36,040       23,515    15,734    43,066       55,147
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                           $ 36,040     $54,536     $ 15,734   $28,488   $55,147     $ 67,282
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss)
     included in end of period net assets                  $     26     $    11     $     12   $    22   $ 1,100     $  2,358
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
     Shares Issued                                            1,556       1,542          436     1,154     1,376        2,557
     In Lieu of Cash Distributions                              125         130           78        74       285          291
     Shares Redeemed                                         (2,167)       (169)      (1,392)     (165)     (893)      (1,725)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Shares Outstanding           (486)      1,503         (878)    1,063       768        1,123
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      ----------------------------------------------------------------------------------------
                                                  INTER-
                                                 NATIONAL                  INTERMEDIATE
                                               FIXED INCOME                  DURATION                        BALANCED
                                                PORTFOLIO                    PORTFOLIO                       PORTFOLIO
                                      ----------------------------------------------------------------------------------------
                                                Year Ended            October 3,                             Year Ended
                                               September 30,           1994* to        Year Ended           September 30,
                                            ------------------       September 30,    September 30,      ------------------
            (In Thousands)                   1995         1996           1995             1996            1995         1996
  ----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                   $  6,989     $  8,012           $ 1,299          $   862     $ 13,991     $ 13,041
   Realized Net Gain (Loss)                   4,838        4,561               456              489        8,633       30,074
   Change in Unrealized Appreciation
     (Depreciation)--Note G2                  4,647       (4,920)              443             (424)      37,054       (2,265)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net
        Assets Resulting from
        Operations                           16,474        7,653             2,198              927       59,678       40,850
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
     Net Investment Income                   (5,736)     (10,889)             (832)          (1,050)     (12,305)     (12,942)
     Realized Net Gain                           --       (1,028)               --             (697)      (1,872)     (11,250)
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                   (5,736)     (11,917)             (832)          (1,747)     (14,177)     (24,192)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
     Issued                                  77,909       70,949            22,039           21,694       50,017       40,647
     In Lieu of Cash Distributions            5,364       11,131               832            1,746       14,014       24,119
     Redeemed                               (33,008)     (62,561)           (5,000)         (29,840)     (84,498)    (115,186)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions           50,265       19,519            17,871           (6,400)     (20,467)     (50,420)
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                 61,003       15,255            19,237           (7,220)      25,034      (33,762)
NET ASSETS:
   Beginning of Period                       66,879      127,882                --           19,237      309,596      334,630
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                           $127,882     $143,137           $19,237         $ 12,017     $334,630     $300,868
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income
     (loss)
     included in end of period net
     assets                                $  6,077     $  3,997            $  371          $   295     $  3,480     $  4,707
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
     Shares Issued                            7,472        6,561             2,204            2,133        4,108        3,040
     In Lieu of Cash Distributions              511        1,054                82              171        1,234        1,858
     Shares Redeemed                         (3,026)      (5,940)             (485)          (2,936)      (7,168)      (8,744)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Shares Outstanding                    4,957        1,675             1,801             (632)      (1,826)      (3,846)
------------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  ----------------------------
                                                                                                           MULTI-ASSET-
                                                                                                              CLASS
                                                                                                            PORTFOLIO
                                                                                                  ----------------------------
                                                                                                            Year Ended
                                                                                                           September 30,
                                                                                                         -----------------
(In Thousands)                                                                                           1995         1996
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                                                                               $  3,244     $  5,405
   Realized Net Gain (Loss)                                                                               1,484       12,244
   Change in Unrealized Appreciation (Depreciation)--Note G2                                              8,060        1,249
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                                   12,788       18,898
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                                                                               (2,649)      (4,740)
     Realized Net Gain                                                                                       --       (1,968)
   INVESTMENT CLASS +:
     Net Investment Income                                                                                   --          (27)
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                                               (2,649)      (6,735)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                                                                              52,541       76,136
     In Lieu of Cash Distributions                                                                        2,405        6,226
     Redeemed                                                                                           (20,123)     (61,779)
   INVESTMENT CLASS +:
     Issued                                                                                                  --        3,020
     In Lieu of Cash Distributions                                                                           --           27
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share Transactions                                           34,823       23,630
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                                                                             44,962       35,793
NET ASSETS:
   Beginning of Period                                                                                   51,877       96,839
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                                       $ 96,839     $132,632
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss) included in end of period net assets                     $    948     $  3,042
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                                                                        5,045        6,609
     In Lieu of Cash Distributions                                                                          234          541
     Shares Redeemed                                                                                     (1,944)      (5,135)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional Class Shares Outstanding                                  3,335        2,015
------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                                                                                           --          248
     In Lieu of Cash Distributions                                                                           --            2
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment Class Shares Outstanding                                        --          250
------------------------------------------------------------------------------------------------------------------------------

+ The Multi-Asset-Class Portfolio began offering Investment Class shares on
  June 10, 1996.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period +

                                                                  ------------------------------------------------------------
                                                                                        Institutional Class
                                                                  ------------------------------------------------------------
                                                                                      Year Ended September 30,
                                                                  ------------------------------------------------------------
VALUE PORTFOLIO                                                      1992       1993       1994         1995         1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  12.92   $  12.67   $  12.76   $    12.63   $    14.89
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                              0.35       0.30       0.30         0.31         0.30
   Net Realized and Unrealized Gain (Loss) on Investments             1.05       1.92       0.59         3.34         2.20
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      1.40       2.22       0.89         3.65         2.50
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                             (0.38)     (0.31)     (0.29)       (0.31)       (0.32)
   Realized Net Gain                                                 (1.27)     (1.82)     (0.73)       (1.08)       (1.46)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (1.65)     (2.13)     (1.02)       (1.39)       (1.78)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  12.67   $  12.76   $  12.63   $    14.89   $    15.61
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        12.83%     19.67%      7.45%       32.58%       18.41%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $448,329   $762,175   $981,337   $1,271,586   $1,844,740
   Ratio of Expenses to Average Net Assets (1)                       0.60%      0.59%      0.61%        0.60%        0.61%
   Ratio of Net Investment Income to Average Net Assets              2.87%      2.48%      2.40%        2.43%        2.07%
   Portfolio Turnover Rate                                             55%        43%        54%          56%          53%
   Average Commission Rate ###                                         N/A        N/A        N/A          N/A   $   0.0572
------------------------------------------------------------------------------------------------------------------------------

----------
(1) For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Value Portfolio Institutional Class shares excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.60% and 0.60%, respectively.

                                                                                      --------------------------------------------
                                                                                 Investment Class            Adviser Class
                                                                                      --------------------------------------------
                                                                                           May 6,                 July 17,
                                                                                        1996** to               1996*** to
                                                                                    September 30,            September 30,
                                                                                             1996                     1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $ 14.97                  $ 14.11
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                     0.12                     0.01
   Net Realized and Unrealized Gain (Loss) on Investments                                    0.59                     1.49
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                             0.71                     1.50
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                    (0.08)                      --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         (0.08)                      --
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                            $ 15.60                  $ 15.61
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                4.78%                   10.63%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                   $9,244                  $15,493
   Ratio of Expenses to Average Net Assets (2)                                              0.76%*                   0.86%*
   Ratio of Net Investment Income to Average Net Assets                                     2.05%*                   1.66%*
   Portfolio Turnover Rate                                                                    53%                      53%
   Average Commission Rate ###                                                            $0.0572                  $0.0572
------------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
(2) For the period ended September 30, 1996, the Ratio of Expenses to Average Net Assets for the Value Portfolio Investment Class shares and Adviser Class shares excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be
     0.75%* for the Investment Class shares and 0.85%* for the Adviser Class shares, respectively.
--------------------------------------------------------------------------------
+    Reflects a 2.5 for 1 share split effective August 13, 1993.
*    Annualized
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                For a Share Outstanding Throughout Each Period +

                                                              ----------------------------------------------------------------
                                                                                       Institutional Class
                                                              ----------------------------------------------------------------
                                                                                     Year Ended September 30,
                                                              ----------------------------------------------------------------
EQUITY PORTFOLIO                                                  1992         1993         1994         1995         1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  20.78   $    22.04   $    22.82   $    21.05   $    24.43
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.43         0.41         0.44         0.52         0.50
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                  1.86         1.95         0.41         4.55         3.26
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                  2.29         2.36         0.85         5.07         3.76
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                         (0.42)       (0.43)       (0.41)       (0.52)       (0.50)
   Realized Net Gain                                             (0.61)       (1.15)       (2.21)       (1.17)       (2.02)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              (1.03)       (1.58)       (2.62)       (1.69)       (2.52)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  22.04   $    22.82   $    21.05   $    24.43   $    25.67
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    11.55%       11.05%        4.11%       26.15%       16.48%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                      $918,989   $1,098,003   $1,193,017   $1,597,632   $1,442,261
   Ratio of Expenses to Average Net Assets (1)                   0.59%        0.59%        0.60%        0.61%        0.60%
   Ratio of Net Investment Income to Average Net Assets          2.03%        1.86%        2.10%        2.39%        1.95%
   Portfolio Turnover Rate                                         21%          51%          41%          67%          67%
   Average Commission Rate ###                                     N/A          N/A          N/A          N/A   $   0.0557
------------------------------------------------------------------------------------------------------------------------------

----------
(1) For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Equity Portfolio Institutional Class shares excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.60% and 0.60%, respectively.

                                                                                                      -----------------------
                                                                                                          Investment Class
                                                                                                      -----------------------
                                                                                                                 April 10,
                                                                                                                 1996** to
                                                                                                             September 30,
                                                                                                                      1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 24.31
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                                              0.22
   Net Realized and Unrealized Gain (Loss) on Investments                                                             1.24
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                                      1.46
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                                             (0.11)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                                  (0.11)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $ 25.66
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                         6.02%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                                            $  113
   Ratio of Expenses to Average Net Assets (2)                                                                       0.75%*
   Ratio of Net Investment Income to Average Net Assets                                                              1.83%*
   Portfolio Turnover Rate                                                                                             67%
   Average Commission Rate ###                                                                                     $0.0557
------------------------------------------------------------------------------------------------------------------------------
**   Initial offering of Investment Class shares
(2)  For the period ended September 30, 1996, the Ratio of Expenses to Average Net Assets for the Equity Portfolio Investment
     Class shares excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net
     Assets would not significantly differ.
------------------------------------------------------------------------------------------------------------------------------

*    Annualized
+    Reflects a 2.5 for 1 share split effective August 13, 1993.
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period +

                                                                -----------------------------------------------------------
                                                                                    Year Ended September 30,
                                                                -----------------------------------------------------------
SMALL CAP VALUE PORTFOLIO                                         1992        1993       1994         1995          1996
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  11.45    $  12.84    $  17.55      $  17.67    $   18.28
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                           0.10         0.18         0.16        0.19         0.18
    Net Realized and Unrealized Gain (Loss) on Investments          1.48         4.64         1.14        2.49         3.62
---------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    1.58         4.82         1.30        2.68         3.80
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                          (0.19)       (0.11)       (0.24)      (0.14)       (0.20)
    Realized Net Gain                                                 --           --        (0.94)      (1.93)       (2.24)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                (0.19)       (0.11)       (1.18)      (2.07)       (2.44)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $  12.84     $  17.55     $  17.67    $   18.28    $  19.64
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       14.12%       37.72%        8.04%      18.39%       24.00%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                        $105,886     $175,029     $308,156   $430,368     $585,457
    Ratio of Expenses to Average Net Assets (1)                      0.86%        0.88%        0.88%      0.87%         0.86%
    Ratio of Net Investment Income to Average Net Assets             1.06%        1.33%        0.91%      1.20%         0.99%
    Portfolio Turnover Rate                                            50%          93%         162%      1.19%         1.45%
    Average Commission Rate ###                                        N/A          N/A          N/A       N/A      $ 0.0498
----------------------------------------------------------------------------------------------------------------------------

+  Reflects a 2.5 for 1 share split effective August 13, 1993.
(1) For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Small Cap Value Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                For a Share Outstanding Throughout Each Period +


                                                                  ------------------------------------------------------------
                                                                                        Institutional Class
                                                                  ------------------------------------------------------------
                                                                                      Year Ended September 30,
                                                                  ------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO                                        1992       1993         1994         1995       1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  11.56   $  11.03   $    13.18   $    14.52   $  12.51
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                              0.36       0.21         0.12         0.19       0.31
   Net Realized and Unrealized Gain (Loss) on Investments            (0.33)      2.14         1.63        (0.75)      0.77
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      0.03       2.35         1.75        (0.56)      1.08
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                             (0.56)     (0.20)       (0.16)          --      (0.29)
   Realized Net Gain                                                    --         --        (0.25)       (1.35)     (0.06)
   In Excess of Realized Net Gain                                       --         --           --        (0.10)        --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.56)     (0.20)       (0.41)       (1.45)     (0.35)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  11.03   $  13.18   $    14.52   $    12.51   $  13.24
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         0.37%     21.64%       13.33%       (3.36%)     8.87%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $512,127   $891,675   $1,132,867   $1,160,986   $635,706
   Ratio of Expenses to Average Net Assets (1)                       0.70%      0.66%        0.64%        0.70%      0.69%
   Ratio of Net Investment Income to Average Net Assets              1.41%      1.23%        0.89%        1.90%      1.88%
   Portfolio Turnover Rate                                             42%        43%          69%         112%        78%
   Average Commission Rate ###                                         N/A        N/A          N/A          N/A   $ 0.0093
------------------------------------------------------------------------------------------------------------------------------

(1) For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the International Equity Portfolio Institutional Class shares excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.66% and 0.65%, respectively.


                                                                                                       -----------------------
                                                                                                           Investment Class
                                                                                                       -----------------------
                                                                                                                 April 10,
                                                                                                                 1996** to
                                                                                                             September 30,
                                                                                                                      1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 13.02
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                                              0.09
   Net Realized and Unrealized Gain (Loss) on Investments                                                             0.12
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                                      0.21
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $ 13.23
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                         1.61%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                                             $ 235
   Ratio of Expenses to Average Net Assets (2)                                                                       0.81%*
   Ratio of Net Investment Income to Average Net Assets                                                              1.81%*
   Portfolio Turnover Rate                                                                                             78%
   Average Commission Rate ###                                                                                     $0.0093
------------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
(2) For the period ended September 30, 1996, the Ratio of Expenses to Average Net Assets for the International Equity Portfolio Investment Class shares excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.77%*.
--------------------------------------------------------------------------------
*    Annualized
+    Reflects a 2.5 for 1 share split effective August 13, 1993.
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period +


                                                                -------------------------------------------------------------
                                                                                  Year Ended September 30,
MID CAP GROWTH PORTFOLIO                                         ------------------------------------------------------------
                                                                     1992         1993         1994         1995         1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  14.92     $  14.51     $  18.56     $  16.29     $  18.60
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                            0.01         0.01         0.02         0.03         0.01
    Net Realized and Unrealized Gain (Loss) on Investments           0.44         4.80        (0.58)        4.21         4.70
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                     0.45         4.81        (0.56)        4.24         4.71
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                           (0.03)          --        (0.01)       (0.03)       (0.03)
    Realized Net Gain                                               (0.83)       (0.76)       (1.70)       (1.90)       (2.75)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 (0.86)       (0.76)       (1.71)       (1.93)       (2.78)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  14.51     $  18.56     $  16.29     $  18.60     $  20.53
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        2.87%       33.92%       (3.28%)      30.56%       28.81%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                        $192,817     $309,459     $302,995     $373,547     $403,281
    Ratio of Expenses to Average Net Assets (1)                     0.60%        0.59%        0.60%        0.61%        0.60%
    Ratio of Net Investment Income to Average Net Assets            0.05%        0.07%        0.12%        0.21%        0.04%
    Portfolio Turnover Rate                                           39%          69%          55%         129%         141%
    Average Commission Rate ###                                       N/A          N/A          N/A          N/A     $ 0.0491
------------------------------------------------------------------------------------------------------------------------------

+    Reflects a 2.5 for 1 share split effective August 13, 1993.
(1) For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Mid Cap Growth Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.60% and 0.60%, respectively.
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                        ------------------------------------
                                                                                                  Institutional Class
                                                                                        ------------------------------------
                                                                                         December 30,
                                                                                            1994** to           Year Ended
                                                                                        September 30,        September 30,
MID CAP VALUE PORTFOLIO                                                                          1995                 1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $ 10.00              $ 13.45
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                         0.55T                0.11
   Net Realized and Unrealized Gain (Loss) on Investments                                        2.90                 2.52
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                 3.45                 2.63
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                           --                (0.55)
   Realized Net Gain                                                                               --                (1.04)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                --                (1.59)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                $ 13.45              $ 14.49
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                   34.50%               22.30%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                      $ 4,507             $ 50,449
   Ratio of Expenses to Average Net Assets (1)                                                  0.93%*               0.88%
   Ratio of Net Investment Income to Average Net Assets                                        10.13%*T              1.61%
   Portfolio Turnover Rate                                                                       639%T                377%
   Average Commission Rate ###                                                                    N/A             $ 0.0462
------------------------------------------------------------------------------------------------------------------------------

(1) Mid Cap Value Portfolio Institutional Class shares expense ratio is net of voluntarily waived and reimbursed expenses of 2.13%* and 0.18% for the period ended September 30, 1995 and the year ended September 30, 1996, respectively. For the period ended September 30, 1995 and the year ended September 30, 1996, the ratio of Expenses to Average Net Assets excludes the effects of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.88%* and 0.88%, respectively.
T Net Investment Income, the Ratio of Net Investment Income to Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.

                                                                                                      -----------------------
                                                                                                          Investment Class
                                                                                                      -----------------------
                                                                                                                   May 10,
                                                                                                                1996*** to
                                                                                                             September 30,
                                                                                                                      1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 13.77
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                                              0.04
   Net Realized and Unrealized Gain (Loss) on Investments                                                             0.67
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                                      0.71
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $ 14.48
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                         5.16%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                                              $127
   Ratio of Expenses to Average Net Assets (2)                                                                       1.03%*
   Ratio of Net Investment Income to Average Net Assets                                                              0.86%*
   Portfolio Turnover Rate                                                                                            377%
   Average Commission Rate ###                                                                                     $0.0462
------------------------------------------------------------------------------------------------------------------------------

***  Initial offering of Investment Class shares
(2) Mid Cap Value Portfolio Investment Class shares expense ratio is net of voluntarily waived and reimbursed expenses of 0.14%* for the period ended September 30, 1996. For the period ended September 30, 1996, the ratio of Expenses to Average Net Assets excludes the effects of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.
--------------------------------------------------------------------------------
*    Annualized.
**   Commencement of Operations
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period +

                                                                                               -------------------------------
                                                                                               February 28,
                                                                                                  1995** to     Year Ended
                                                                                                  September      September
                                                                                                        30,            30,
EMERGING MARKETS PORTFOLIO                                                                             1995           1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $ 10.00        $ 11.63
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                                              0.10           0.19
    Net Realized and Unrealized Gain (Loss) on Investments                                             1.53           0.45
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                       1.63           0.64
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                                                --          (0.17)
    Realized Net Gain                                                                                    --          (0.58)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                      --          (0.75)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                      $ 11.63        $ 11.52
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                         16.30%          6.21%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                                          $ 42,459        $32,984
    Ratio of Expenses to Average Net Assets (1)                                                       1.18%*         1.18%
    Ratio of Net Investment Income to Average Net Assets                                              2.04%*         1.62%
    Portfolio Turnover Rate                                                                             63%           108%
    Average Commission Rate###                                                                          N/A        $0.0014
------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Commencement of Operations.
(1) Emerging Markets Portfolio expense ratio is net of voluntarily waived expenses of 0.29%* and 0.11% for the period ended September 30, 1995 and the year ended September 30, 1996, respectively. For the period ended September 30, 1995 and the year ended September 30, 1996, the Ratio of Expenses to Average Net Assets for the Emerging Markets Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                           ------------------------------------------------------------------
                                                                                 Year Ended September 30,
FIXED INCOME PORTFOLIO                                     ------------------------------------------------------------------
                                                               1992         1993           1994           1995           1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  12.20     $  12.67     $    12.86     $    10.93     $    11.82
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                      0.90         0.88           0.77           0.80           0.78
    Net Realized and Unrealized Gain (Loss) on
      Investments                                              0.74         0.75          (1.28)          0.69           0.08
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               1.64         1.63          (0.51)          1.49           0.86
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                     (1.02)       (0.83)         (0.82)         (0.60)         (0.79)
    Realized Net Gain                                         (0.15)       (0.61)         (0.47)            --          (0.06)
    In Excess of Realized Net Gain                               --           --          (0.13)            --             --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           (1.17)       (1.44)         (1.42)         (0.60)         (0.85)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $  12.67     $  12.86     $    10.93     $    11.82     $    11.83
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 14.35%       14.26%         (4.43%)        14.19%          7.63%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                  $859,712     $909,738     $1,194,957     $1,487,409     $1,790,146
    Ratio of Expenses to Average Net Assets (1)               0.47%        0.47%          0.49%          0.49%          0.48%
    Ratio of Net Investment Income to Average Net
      Assets                                                  7.50%        7.06%          6.79%          7.28%          6.77%
    Portfolio Turnover Rate                                    137%         144%           100%           140%           162%
------------------------------------------------------------------------------------------------------------------------------

+    Reflects a 2.5 for 1 share split effective August 13, 1993.
(1) For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Fixed Income Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.48% and 0.48%, respectively.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period +


                                                       ----------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                       ----------------------------------------------------------------------
DOMESTIC FIXED INCOME PORTFOLIO                           1992           1993           1994           1995           1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.34        $ 11.80        $ 11.99         $ 9.87        $ 11.03
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                 0.87           0.84           0.94           0.52           0.56
    Net Realized and Unrealized Gain (Loss)
      on Investments                                      0.76           0.66          (1.23)          0.87          (0.09)
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          1.63           1.50          (0.29)          1.39           0.47
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                (1.00)         (0.78)         (0.95)         (0.23)         (0.57)
    Realized Net Gain                                    (0.17)         (0.53)         (0.73)            --             --
    In Excess of Realized Net Gain                          --             --          (0.15)            --          (0.04)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      (1.17)         (1.31)         (1.83)         (0.23)         (0.61)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $ 11.80        $ 11.99         $ 9.87        $ 11.03        $ 10.89
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            15.41%         14.08%         (2.87%)        14.33%          4.41%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)              $98,130        $90,350        $36,521        $36,147        $95,362
    Ratio of Expenses to Average Net Assets
      (1)                                                0.47%          0.50%          0.50%          0.51%          0.52%
    Ratio of Net Investment Income to
      Average Net Assets                                 7.67%          7.15%          7.65%          6.80%          5.73%
    Portfolio Turnover Rate                               136%            96%            78%           313%           168%
------------------------------------------------------------------------------------------------------------------------------

+ Reflects a 2.5 for 1 share split effective August 13, 1993.
(1) Domestic Fixed Income Portfolio expense ratios are net of voluntarily waived expenses of 0.03%, 0.09% and 0.01% for the years ended September 30, 1994, 1995, and 1996, respectively. For the years ended September 30, 1995 and 1996, the ratio of Expenses to Average Net Assets for the Domestic Fixed Income Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.50% and 0.50%, respectively.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                For a Share Outstanding Throughout Each Period +

                                                                        ------------------------------------------------------
HIGH YIELD PORTFOLIO                                                                       Institutional Class
                                                                        ------------------------------------------------------
                                                                                         Year Ended September 30,
                                                                        ------------------------------------------------------
                                                                           1992      1993       1994       1995       1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $  7.80   $  8.58   $   9.49   $   8.97   $   9.08
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.74      0.73       0.75       0.90       0.88
   Net Realized and Unrealized Gain (Loss) on Investments                  0.89      0.90      (0.42)      0.19       0.28
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           1.63      1.63       0.33       1.09       1.16
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                  (0.85)    (0.72)     (0.69)     (0.85)     (0.92)
   Realized Net Gain                                                         --        --      (0.16)     (0.08)        --
   In Excess of Realized Net Gain                                            --        --         --      (0.05)        --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       (0.85)    (0.72)     (0.85)     (0.98)     (0.92)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $  8.58   $  9.49   $   8.97   $   9.08   $   9.32
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             22.49%    20.12%      3.57%     13.58%     13.83%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                $20,491   $50,396   $182,969   $220,785   $289,810
   Ratio of Expenses to Average Net Assets (1)                            0.53%     0.53%      0.50%      0.50%      0.49%
   Ratio of Net Investment Income to Average Net Assets                   9.74%     8.94%      9.01%     10.68%     10.04%
   Portfolio Turnover Rate                                                 148%       99%       112%        96%       115%
------------------------------------------------------------------------------------------------------------------------------

(1) High Yield Portfolio Institutional Class shares expense ratios are net of voluntarily waived expenses of 0.22% and 0.09% for the years ended September 30, 1992 and 1993, respectively. For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the High Yield Portfolio Institutional Class shares excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.49% and 0.48%, respectively.


                                                                                                       -----------------------
                                                                                                          Investment Class
                                                                                                       -----------------------
                                                                                                                   May 21,
                                                                                                                 1996** to
                                                                                                             September 30,
                                                                                                                      1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $ 9.06
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                                              0.31
   Net Realized and Unrealized Gain (Loss) on Investments                                                             0.16
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                                      0.47
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                                             (0.22)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                                  (0.22)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $ 9.31
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                         5.34%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                                            $5,139
   Ratio of Expenses to Average Net Assets (2)                                                                       0.62%*
   Ratio of Net Investment Income to Average Net Assets                                                             11.06%*
   Portfolio Turnover Rate                                                                                            115%
------------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares.
(2) For the period ended September 30, 1996, the Ratio of Expenses to Average Net Assets for the High Yield Portfolio Investment Class shares excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.61%*.
--------------------------------------------------------------------------------
*    Annualized
+    Reflects a 2.5 for 1 share split effective August 13, 1993.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period +

                                                                 --------------------------------------------------------
                                                                                    Year Ended September 30,
                                                                 --------------------------------------------------------
CASH RESERVES PORTFOLIO                                            1992        1993       1994        1995       1996
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.000      $1.000      $1.000      $1.000      $1.000
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                          0.038       0.028       0.034       0.055       0.052
    Net Realized and Unrealized Gain (Loss) on Investments            --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                   0.038       0.028       0.034       0.055       0.052
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                         (0.038)     (0.028)     (0.034)     (0.055)     (0.052)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $1.000      $1.000      $1.000      $1.000      $1.000
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         3.89%       2.81%       3.40%       5.57%      5.35%
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                          $12,935     $10,717     $37,933     $44,624  $129,902
    Ratio of Expenses to Average Net Assets (1)                       0.32%       0.32%       0.32%       0.33%     0.33%
    Ratio of Net Investment Income to Average Net Assets               3.95%       2.78%       3.70%       5.45%    5.19%
    Portfolio Turnover Rate                                             N/A         N/A         N/A         N/A      N/A
-------------------------------------------------------------------------------------------------------------------------

(1) Cash Reserves Portfolio expense ratios are net of voluntarily waived and reimbursed expenses of 0.08%, 0.24%, 0.14%, 0.11% and 0.09% for the years ended September 1992, 1993, 1994, 1995 and 1996, respectively. For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Cash Reserves Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.32% and 0.32%, respectively.

                                                               -----------------------------------------------------------
                                                                                  Year Ended September 30,
FIXED INCOME PORTFOLIO II                                      -----------------------------------------------------------
                                                                  1992        1993         1994       1995         1996
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 11.34     $ 11.67     $  11.97     $   10.42    $   11.33
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                          0.77        0.69         0.63         0.71         0.70
    Net Realized and Unrealized Gain (Loss) on Investments         0.61        0.77        (1.16)        0.71        (0.03)
---------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                   1.38        1.46        (0.53)        1.42         0.67
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                         (0.81)      (0.61)       (0.67)       (0.51)       (0.66)
    Realized Net Gain                                             (0.24)      (0.55)       (0.21)          --        (0.08)
    In Excess of Realized Net Gain                                   --          --        (0.14)          --        (0.03)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                (1.05)      (1.16)       (1.02)       (0.51)      (0.77)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 11.67     $ 11.97     $  10.42     $  11.33    $  11.23
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       13.02%      13.53%       (4.76%)       14.13%      6.12%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $78,302     $94,836     $129,902     $176,945   $191,740
    Ratio of Expenses to Average Net Assets (1)                      0.49%       0.51%        0.51%        0.51%      0.50%
    Ratio of Net Investment Income to Average Net Assets             7.05%       6.17%        6.07%        6.75%      6.06%
    Portfolio Turnover Rate                                           182%        101%         137%         153%       165%
---------------------------------------------------------------------------------------------------------------------------

+    Reflects a 2.5 for 1 share split effective August 13, 1993.
(1) For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Fixed Income Portfolio II excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.49% and 0.49%, respectively.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period +

                                                           -----------------
                                                              January 31,     ----------------------------------------------
                                                                1992** to               Year Ended September 30,
MORTGAGE-BACKED SECURITIES PORTFOLIO                        September 30,     ----------------------------------------------
                                                                     1992       1993        1994           1995       1996
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.00     $ 10.44     $  10.95      $   9.95    $  10.49
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment income                                             0.29        0.63         0.52          0.72        0.68
    Net Realized and Unrealized Gain (Loss) on Investments            0.28        0.48        (0.83)         0.47       (0.07)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      0.57        1.11        (0.31)         1.19        0.61
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                            (0.13)      (0.60)       (0.45)        (0.65)      (0.68)
    Realized Net Gain                                                   --          --        (0.21)           --          --
    In Excess of Realized Net Gain                                      --          --        (0.03)           --          --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                   (0.13)      (0.60)       (0.69)       (0.65)      (0.68)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 10.44     $ 10.95     $   9.95     $ 10.49    $  10.42
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            5.75%      11.03%       (2.95%)     12.52%       6.10%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                            $13,601     $50,249     $119,518     $49,766    $123,227
    Ratio of Expenses to Average Net Assets (1)                         0.50%*      0.50%        0.50%       0.50%       0.50%
    Ratio of Net Investment Income to Average Net Assets                8.11%*      6.92%        5.30%       6.35%       6.46%
    Portfolio Turnover Rate                                              133%         93%         220%        107%        116%
-----------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations.
+    Reflects a 2.5 for 1 share split effective August 13, 1993.
(1) Mortgage-Backed Securities Portfolio expense ratios are net of voluntarily waived expenses of 0.30%*, 0.06%, 0.01%, 0.01% and 0.04% for the period ended September 30, 1992, and the years ended September 30, 1993, 1994, 1995 and 1996, respectively. For the years ended September 30, 1995 and 1996 the ratio of Expenses to Average Net Assets for the Mortgage-Backed Securities Portfolio excludes the effect of expense offsets. If expense of sets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.

                                                           -----------------
                                                                March 31,     ----------------------------------------------
                                                                1992** to               Year Ended September 30,
LIMITED DURATION PORTFOLIO                                  September 30,     ----------------------------------------------
                                                                     1992       1993        1994           1995       1996
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.00     $  10.58     $ 10.72      $  10.19    $  10.41
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                            0.19         0.32        0.56          0.56        0.58
    Net Realized and Unrealized Gain (Loss) on Investments           0.49         0.22       (0.52)         0.22       (0.03)
----------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                     0.68         0.54        0.04          0.78        0.55
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                           (0.10)       (0.32)      (0.51)        (0.55)      (0.58)
    Realized Net Gain                                                  --        (0.08)      (0.04)           --          --
    In Excess of Realized Net Gain                                     --           --       (0.02)        (0.01)         --
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.10)       (0.40)      (0.57)        (0.56)     (0.58)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $ 10.58     $  10.72     $ 10.19     $  10.41   $  10.38
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           6.90%        5.33%       0.40%        7.95%      5.47%
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                            $13,065     $128,991     $62,775    $100,186   $123,227
    Ratio of Expenses to Average Net Assets (1)                         0.49%*       0.42%       0.41%       0.43%      0.43%
    Ratio of Net Investment Income to Average Net Assets                4.99%*       3.92%       4.16%       5.96%      5.65%
    Portfolio Turnover Rate                                              159%         217%        192%        119%       174%
----------------------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Commencement of Operations.
+    Reflects a 2.5 for 1 share split effective August 13, 1993.
(1) Limited Duration Portfolio expense ratios are net of voluntarily waived expenses of 0.03% and 0.02% for the years ended September 30, 1993 and 1995, respectively. For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Limited Duration Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.42% and 0.42%, respectively.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period +


                                                                --------------------------------------------------------------
                                                                                      Institutional Class
                                                                --------------------------------------------------------------
                                                                     March 31,
                                                                     1992** to
                                                                 September 30,                    Year Ended September 30,
SPECIAL PURPOSE FIXED INCOME PORTFOLIO                                    1992            --------------------------------
                                                                                     1993       1994       1995       1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $ 11.80   $  12.72   $  13.40   $  11.52   $  12.53
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                  0.39       0.88       0.80       0.91       0.83
   Net Realized and Unrealized Gain (Loss) on Investments                 0.72       0.92      (1.28)      0.75       0.08
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          1.11       1.80      (0.48)      1.66       0.91
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                 (0.19)     (0.82)     (0.78)     (0.65)     (0.88)
   Realized Net Gain                                                        --      (0.30)     (0.53)        --      (0.30)
   In Excess of Realized Net Gain                                           --         --      (0.09)        --         --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                      (0.19)     (1.12)     (1.40)     (0.65)     (1.18)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $ 12.72   $  13.40   $  11.52   $  12.53   $  12.26
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             9.47%     15.19%     (4.00%)    14.97%      7.74%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                              $274,195   $300,185   $384,731   $390,258   $447,646
   Ratio of Expenses to Average Net Assets (1)                           0.53%*     0.48%      0.50%      0.49%      0.49%
   Ratio of Net Investment Income to Average Net Assets                  6.94%*     6.84%      6.66%      7.33%      6.75%
   Portfolio Turnover Rate                                                138%       124%       100%       143%       151%
------------------------------------------------------------------------------------------------------------------------------

(1) For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Special Purpose Fixed Income Portfolio Institutional Class shares excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.48% and 0.49%, respectively


                                                                                                       -----------------------
                                                                                                          Investment Class
                                                                                                       -----------------------
                                                                                                                 April 10,
                                                                                                                   1996***
                                                                                                          to September 30,
                                                                                                                      1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $11.89
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                                              0.27
   Net Realized and Unrealized Gain (Loss) on Investments                                                             0.23
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                                      0.50
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                                             (0.15)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $12.24
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                         4.25%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                                              $782
   Ratio of Expenses to Average Net Assets (2)                                                                       0.63%*
   Ratio of Net Investment Income to Average Net Assets                                                              6.32%*
   Portfolio Turnover Rate                                                                                            151%
------------------------------------------------------------------------------------------------------------------------------

***  Initial offering of Investment Class shares.
(2) For the period ended September 30, 1996, the Ratio of Expenses to Average Net Assets for the Special Purpose Fixed Income Portfolio Investment Class shares excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.
--------------------------------------------------------------------------------
*    Annualized.
**   Commencement of Operations.
+    Reflects a 2.5 for 1 share split effective August 13, 1993.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                For a Share Outstanding Throughout Each Period +


                                                                  -----------------------------------------------------------
                                                                   October 1,
                                                                    1992** to
                                                                    September                Year Ended September 30,
                                                                          30,       -----------------------------------------
MUNICIPAL PORTFOLIO                                                      1993           1994           1995           1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 10.00        $ 11.15        $ 10.04        $ 10.75
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                0.37           0.51           0.59           0.51
    Net Realized and Unrealized Gain (Loss) on
 Investments                                                             1.04          (1.01)          0.71           0.49
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         1.41          (0.50)          1.30           1.00
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                               (0.26)         (0.54)         (0.59)         (0.52)
    In Excess of Net Investment Income                                     --          (0.07)            --             --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     (0.26)         (0.61)         (0.59)         (0.52)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 11.15        $ 10.04        $ 10.75        $ 11.23
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           14.20%         (4.64%)        13.37%          9.46%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                             $26,914        $38,549        $36,040        $54,536
    Ratio of Expenses to Average Net Assets (1)                         0.50%*         0.50%          0.50%          0.51%
    Ratio of Net Investment Income to Average Net Assets                4.65%*         4.98%          5.64%          4.66%
    Portfolio Turnover Rate                                               66%            34%            58%            78%
------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Commencement of Operations.
+    Reflects a 2.5 for 1 share split effective August 13, 1993.
(1) Municipal Portfolio expense ratios are net of voluntarily waived expenses of 0.20%*, 0.06%, 0.09% and 0.09% for the years ended September 30, 1993,
     1994, 1995, and 1996, respectively. For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Municipal Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.50% and 0.50%, respectively.


                                                                           ---------------------------------------------------
                                                                            October 1,
                                                                             1992** to          Year Ended September 30,
                                                                         September 30,    -----------------------------------
PA MUNICIPAL PORTFOLIO                                                            1993        1994        1995        1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 10.00     $ 11.26     $ 10.13     $ 10.91
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                         0.39        0.56        0.58        0.51
    Net Realized and Unrealized Gain (Loss) on Investments                        1.17       (1.00)       0.77        0.46
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                  1.56       (0.44)       1.35        0.97
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                        (0.30)      (0.64)      (0.57)      (0.51)
    In Excess of Realized Net Gain                                                  --       (0.05)         --          --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                              (0.30)      (0.69)      (0.57)      (0.51)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $ 11.26     $ 10.13     $ 10.91     $ 11.37
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    15.81%      (4.08%)     13.74%       9.03%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                      $15,633     $23,515     $15,734     $28,488
    Ratio of Expenses to Average Net Assets (1)                                  0.50%*      0.50%       0.50%       0.51%
    Ratio of Net Investment Income to Average Net Assets                         4.74%*      5.39%       5.56%       4.58%
    Portfolio Turnover Rate                                                        94%         69%         57%         51%
------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Commencement of Operations.
+    Reflects a 2.5 for 1 share split effective August 13, 1993.
(1) PA Municipal Portfolio expense ratios are net of voluntarily waived expenses of 0.25%*, 0.09%, 0.19% and 0.15% for the years ended September 30, 1993, 1994, 1995, and 1996, respectively. For the year ended September 30, 1996, the Ratio of Expenses to Average Net Assets for the PA Municipal Portfolio excludes the effects of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.50%. There were no such expense offsets for the year ended September 30, 1995.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period

                                                                   ----------------------------------------------------------
                                                                     April 3,
                                                                    1993** to                Year Ended September 30,
                                                                 September 30,       ----------------------------------------
GLOBAL FIXED INCOME PORTFOLIO                                            1993           1994           1995           1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 10.00        $ 10.67        $ 10.20        $ 11.05
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                0.13           0.58           0.71           0.63
    Net Realized and Unrealized Gain (Loss) on Investments               0.61          (0.61)          0.81           0.09
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         0.74          (0.03)          1.52           0.72
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                               (0.07)         (0.41)         (0.67)         (0.71)
    Realized Net Gain                                                      --          (0.03)            --          (0.05)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     (0.07)         (0.44)         (0.67)         (0.76)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 10.67        $ 10.20        $ 11.05        $ 11.01
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            7.43%         (0.29%)        15.54%          6.83%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                             $53,164        $43,066        $55,147        $67,282
    Ratio of Expenses to Average Net Assets (1)                         0.58%*         0.57%          0.58%          0.60%
    Ratio of Net Investment Income to Average Net Assets                5.08%*         5.48%          6.34%          5.25%
    Portfolio Turnover Rate                                               30%           117%           118%           133%
------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Commencement of Operations.
(1) Global Fixed Income Portfolio expense ratio is net of voluntarily waived expenses of 0.18%* for the period ended September 30, 1993. For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Global Fixed Income Portfolio excludes the effect of expense offsets. If expense offsets were included the Ratio of Expenses to Average Net Assets would be 0.56% and 0.58%, respectively.


                                                                         ----------------------------------------------------
                                                                             April 29,
                                                                             1994** to            Year Ended September 30,
                                                                         September 30,         -------------------------------
INTERNATIONAL FIXED INCOME PORTFOLIO                                              1994                 1995          1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $10.00               $10.05         $11.01
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                         0.21                 0.67           0.52
    Net Realized and Unrealized Gain (Loss) on Investments ##                    (0.11)                0.92           0.12
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                  0.10                 1.59           0.64
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                        (0.05)               (0.63)         (0.80)
    Realized Net Gain                                                               --                   --          (0.08)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                              (0.05)               (0.63)         (0.88)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                  $10.05               $11.01         $10.77
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                     1.01%               16.36%          6.13%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                      $66,879             $127,882       $143,137
    Ratio of Expenses to Average Net Assets (1)                                  0.60%*               0.54%          0.53%
    Ratio of Net Investment Income to Average Net Assets                         5.83%*               6.35%          5.39%
    Portfolio Turnover Rate                                                        31%                 140%           124%
------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Commencement of Operations.
(1) International Fixed Income Portfolio expense ratio is net of voluntarily waived expenses of 0.11%* for the period ended September 30, 1994. For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the International Fixed Income Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.
## The amount shown for the year ended September 30, 1996 for a share outstanding throughout the period does not agree with the amount of aggregate net losses on investments because of the timing of sales and repurchases of the International Fixed Income Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                For a Share Outstanding Throughout Each Period +

                                                                                         -------------------------------------
                                                                                            October 3,
                                                                                             1994** to          Year Ended
                                                                                             September           September
                                                                                                   30,                 30,
INTERMEDIATE DURATION PORTFOLIO                                                                   1995                1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $ 10.00             $ 10.68
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                                         0.69                0.60
    Net Realized and Unrealized Gain (Loss) on Investments                                        0.42                0.03
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                  1.11                0.63
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                                        (0.43)              (0.65)
    Realized Net Gain                                                                               --               (0.38)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                              (0.43)              (1.03)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                 $ 10.68             $ 10.28
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                    11.39%               6.27%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                                      $19,237             $12,017
    Ratio of Expenses to Average Net Assets (1)                                                  0.52%*              0.56%
    Ratio of Net Investment Income to Average Net Assets                                         6.56%*              6.17%
    Portfolio Turnover Rate                                                                       168%                251%
------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations.
(1) Intermediate Duration Portfolio expense ratio is net of voluntarily waived expenses of 0.08%* and 0.13% for the period ended September 30, 1995 and the year ended September 30, 1996, respectively. For the period ended September 30, 1995 and the year ended September 30, 1996, the Ratio of Expenses to Average Net Assets for the Intermediate Duration Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.52%* and 0.52%, respectively.


                                                                      ------------------------------------------------------
                                                                       December 31,
                                                                          1992** to
                                                                          September            Year Ended September 30,
                                                                                30,     -------------------------------------
BALANCED PORTFOLIO                                                             1993        1994         1995         1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 11.06     $  11.84     $  11.28     $  13.06
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                      0.25         0.47         0.54         0.53
    Net Realized and Unrealized Gain (Loss) on Investments                     0.66        (0.45)        1.78         1.15
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                               0.91         0.02         2.32         1.68
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                     (0.13)       (0.43)       (0.47)       (0.50)
    Realized Net Gain                                                            --        (0.15)       (0.07)       (0.43)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                           (0.13)       (0.58)       (0.54)       (0.93)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $11.84     $  11.28     $  13.06     $  13.81
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  8.31%        0.19%       21.37%       13.47%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                  $291,762     $309,596     $334,630     $300,868
    Ratio of Expenses to Average Net Assets (1)                               0.58%*       0.58%        0.58%        0.57%
    Ratio of Net Investment Income to Average Net Assets                      3.99%*       4.06%        4.55%        3.85%
    Portfolio Turnover Rate                                                     62%          75%          95%         110%
    Average Commission Rate ###                                                 N/A          N/A          N/A     $ 0.0521
------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations.
+    Reflects a 2.5 for 1 share split effective August 13, 1993.
(1) For the years ended September 30, 1995 and 1996, the Ratio of Expenses to Average Net Assets for the Balanced Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.57% and 0.57%, respectively.
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                  --------------------------------------------
                                                                                              Institutional Class
                                                                                  --------------------------------------------
                                                                                       July 29,             Year Ended
                                                                                      1994** to            September 30,
                                                                                  September 30,       ------------------------
MULTI-ASSET-CLASS PORTFOLIO                                                                1994            1995       1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 10.00         $  9.97   $  11.34
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                   0.07            0.44       0.46
   Net Realized and Unrealized Gain (Loss) on Investments                                 (0.10)           1.33       1.05
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                          (0.03)           1.77       1.51
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                     --           (0.40)     (0.42)
   Realized Net Gain                                                                         --              --      (0.15)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                          --           (0.40)     (0.57)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                           $ 9.97         $ 11.34   $  12.28
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                             (0.30%)         18.28%     13.75%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                $51,877         $96,839   $129,558
   Ratio of Expenses to Average Net Assets (1)                                            0.58%*          0.58%      0.58%
   Ratio of Net Investment Income to Average Net Assets                                   4.39%*          4.56%      3.82%
   Portfolio Turnover Rate                                                                  20%            112%       122%
   Average Commission Rate ###                                                              N/A             N/A   $ 0.0225
------------------------------------------------------------------------------------------------------------------------------

     (1) Multi-Asset-Class Portfolio Institutional Class shares expense ratio is net of voluntarily waived and reimbursed expenses of 0.26%*, 0.14% and 0.08% for the period ended September 30, 1994 and the years ended September 30, 1995 and 1996, respectively. For the years ended September 30, 1995 and 1996, the ratio of Expenses to Average Net Assets excludes the effects of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.


                                                                                                       -----------------------
                                                                                                          Investment Class
                                                                                                       -----------------------
                                                                                                          June 10, 1996***
                                                                                                          to September 30,
                                                                                                                      1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $12.17
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                                              0.13
   Net Realized and Unrealized Gain (Loss) on Investments                                                             0.08
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                                      0.21
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                                             (0.11)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                                  (0.11)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $12.27
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                         1.75%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                                            $3,074
   Ratio of Expenses to Average Net Assets (2)                                                                       0.73%*
   Ratio of Net Investment Income to Average Net Assets                                                              3.68%*
   Portfolio Turnover Rate                                                                                            122%
   Average Commission Rate ###                                                                                     $0.0225
------------------------------------------------------------------------------------------------------------------------------

***  Initial offering of Investment Class shares.
(2)  Multi-Asset-Class Portfolio Investment Class shares expense ratio is net of voluntarily waived and reimbursed expenses of 0.08%* for the period ended September 30, 1996. For the period ended September 30, 1996, the ratio of Expenses to Average Net Assets excludes the effects of expense offsets. If expense offsets were included, the Ratio of Expenses to
     Average Net Assets would not significantly differ.
--------------------------------------------------------------------------------
*    Annualized
**   Commencement of Operations
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 1996, the Fund was comprised of twenty-four active portfolios (each referred to as a "Portfolio"). Effective January 30, 1996, the Board of Trustees of the Funds approved the offering of three different classes of shares for certain
Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares.

On April 10, 1996, the Equity, International Equity and Special Purpose Fixed Income Portfolios began offering Investment Class shares. The Value, Mid Cap Value, High Yield and Multi-Asset-Class Portfolios began offering Investment Class shares on May 6, May 10, May 21, and June 10, 1996, respectively. In addition, the Value Portfolio began offering Adviser Class shares on July 17, 1996. Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution fees as described in Note D. The financial statements for the Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Securities in the Cash Reserves Portfolio, and other Portfolios' short term securities, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

    Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amounts recognized in the statement of net assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio, except the Cash Reserves Portfolio, can enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes swaps entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gain (loss) in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and is generally limited to the amount of net interest payments and/or favorable movements in the value of the underlying security, if any, to be received at the date of default.

6. WRITTEN INTEREST RATE FLOOR AGREEMENTS: A Portfolio will utilize written interest rate floors to protect itself against fluctuations in interest rates. When a Portfolio writes an interest rate floor, it agrees to make periodic

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    interest payments based on a notional principal amount to the extent that a specified interest index falls below a specified interest rate in exchange for the premium received. When a Portfolio writes an interest rate floor the premium received by the Portfolio is recorded as a liability and is amortized to interest income over the term of the agreement. Interest rate floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as reductions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

    Because there is no organized market for these agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Entering into these agreements involves, to varying degrees, elements of interest rate and market risk in excess of the amount recognized in the Statement of Net Assets. Such risks involve the possibility that there may be no liquid market for these agreements and that there may be adverse changes in interest rates or the index underlying these transactions.

7. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

8. DELAYED DELIVERY COMMITMENTS: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments.

9. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

10. FOREIGN EXCHANGE AND FORWARD FOREIGN CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Domestic Fixed Income, Cash Reserves, Mortgage-Backed Securities, and Limited Duration Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract (if any) at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

11. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly except for the Municipal and PA Municipal Portfolios which are declared and paid monthly, Small Cap Value, International Equity, Mid Cap Growth, Mid Cap Value and Emerging Markets Portfolios which are declared and paid annually, and Cash Reserves Portfolio which are declared daily and paid monthly. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including "Post October Losses" (Note I), and permanent differences such as gain (loss) on in-kind redemptions (Note J), foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Securities classified as Value and Mid Cap Growth in the Equity, Balanced and Multi-Asset-Class Portfolios are those acquired on the basis of measures of value and growth, respectively, deemed appropriate by the Investment Adviser. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser") for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the year ended September 30, 1996, the investment advisory fees of each of the Portfolios were:

                                      Annual
                                Investment Advisory
         Portfolio                      Fee
----------------------------    -------------------
Value                              0.500%
Equity                             0.500
Small Cap Value                    0.750
International Equity               0.500
Mid Cap Growth                     0.500
Mid Cap Value                      0.750
Emerging Markets                   0.750
Fixed Income                       0.375
Domestic Fixed Income              0.375
High Yield                         0.375
Cash Reserves                      0.250
Fixed Income II                    0.375
Mortgage-Backed Securities         0.375
Limited Duration                   0.300
Special Purpose Fixed Income       0.375
Municipal                          0.375
PA Municipal                       0.375
Global Fixed Income                0.375
International Fixed Income         0.375
Intermediate Duration              0.375
Balanced                           0.450
Multi-Asset-Class                  0.450

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the following Portfolios if annual operating expenses of the Institutional Class shares exceed the following percentages of average daily net assets:

                                      Annual
         Portfolio              Operating Expenses
----------------------------    -------------------
Mid Cap Value                      0.880%
Emerging Markets                   1.180
Domestic Fixed Income              0.500
Cash Reserves                      0.320
Mortgage-Backed Securities         0.500
Limited Duration                   0.420
Municipal                          0.500
PA Municipal                       0.500
Intermediate Duration              0.520
Multi-Asset-Class                  0.580

On January 3, 1996, Morgan Stanley Group, Inc. acquired the Adviser in a transaction in which Morgan Stanley Asset Management Holdings, Inc., an indirect wholly owned subsidiary of Morgan Stanley Group, Inc., became the sole general partner of the Adviser. In addition, Morgan Stanley Asset Management Holdings, Inc. and two other wholly owned subsidiaries of Morgan Stanley Group, Inc. became the limited partners of the Adviser. In connection with this transaction, on January 3, 1996, the Adviser entered into a new Investment Advisory Agreement with the Funds under the same terms and conditions as stated above.

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each of the Portfolio's average daily net assets. Chase Global Funds Services Company serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS.

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor") a wholly owned subsidiary of Morgan Stanley Asset Management Holdings, Inc., is the distributor for the Funds. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services pursuant to separate Distribution Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares will pay service and distribution fees of 0.25% for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares will pay a shareholder servicing fee of 0.15%. The shareholder servicing fee, also an asset-based fee, is not a distribution fee and is used to support the expenses associated with servicing and maintain-

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ing accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MAS Funds to the public.

E. CUSTODY. Morgan Stanley Trust Company (NY) ("MSTC"), an affiliate of the Funds, serves as custodian for the Fund's assets held outside of the United States in accordance with a custodian agreement. MSTC is a wholly owned subsidiary of Morgan Stanley Group, Inc.

For the year ended September 30, 1996, the following Portfolios incurred custody fees and had amounts payable to MSTC at September 30, 1996:

                           MSTC             Custody
                       Custody Fees      Fees Payable
                         Incurred           to MSTC
                           (000)             (000)
                       -------------     -------------
International
  Equity                   $ 327              $51
Emerging Markets              42               21
Global Fixed Income           13                5
International Fixed
  Income                     116               10
Multi-Asset-Class             47                7

For the year ended September 30, 1996, the following Portfolios paid brokerage commissions to Morgan Stanley & Co.:

                                      Brokerage
                                     Commission
                                        (000)
                                     -----------
Value                                   $  23
Small Cap Value                             3
International Equity                      284
Mid Cap Growth                             64
Mid Cap Value                               2
Emerging Markets                           22
Multi-Asset-Class                           8

F. TRUSTEES FEES. The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are credited to an account that will be treated as if they had been invested in the Portfolios selected by the Trustee. The deferred fees payable, and the corresponding value of shares owned by the Portfolios to hedge the potential change in value of the payable, at September 30, 1996 totaled $66,000. The value of shares owned by the Portfolios is included in Other Assets in each Portfolio's Statement of Net Assets.

G. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES: For the year ended September 30, 1996, purchases and sales of investment securities other than temporary cash investments were:

                                  (000)
                         ------------------------
       Portfolio          Purchases      Sales
-----------------------  -----------  -----------
Value                    $ 1,080,954  $   734,685
Equity                       984,432    1,307,281
Small Cap Value              754,026      669,974
International Equity         497,587    1,042,316
Mid Cap Growth               538,976      611,189
Mid Cap Value                135,550       94,369
Emerging Markets              39,149       48,353
Fixed Income               2,908,889    2,594,689
Domestic Fixed Income        166,185      104,851
High Yield                   366,116      300,423
Cash Reserves                     --           --
Fixed Income II              350,125      329,521
Mortgage-Backed
  Securities                  57,219       56,991
Limited Duration             231,842      189,263
Special Purpose
  Fixed Income               698,647      640,082
Municipal                     47,991       34,706
PA Municipal                  19,318       10,233
Global Fixed Income           73,083       60,540
International Fixed
  Income                     164,890      144,086
Intermediate Duration         35,092       42,267
Balanced                     358,314      410,925
Multi-Asset-Class            189,687      155,837

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At September 30, 1996, cost and unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                        (000)
                   ------------------------------------------------
    Portfolio         Cost     Appreciation  Depreciation    Net
------------------ ----------  ------------  ------------  --------
Value              $1,696,686    $320,943      $(21,139)   $299,804
Equity              1,238,845     262,469       (19,287)    243,182
Small Cap Value       542,849      75,631       (34,216)     41,415
International
  Equity              637,884      60,078       (24,840)     35,238
Mid Cap Growth        339,607     107,729        (8,582)     99,147
Mid Cap Value          47,155       3,897          (887)      3,010
Emerging Markets       32,447       2,566        (2,617)        (51)
Fixed Income        2,502,967      25,964       (14,961)     11,003
Domestic Fixed
  Income              133,863         777          (877)       (100)
High Yield            286,147       9,612        (5,794)      3,818
Cash Reserves          78,442          --            --          --
Fixed Income II       235,175       1,905        (1,694)        211
Mortgage-Backed
  Securities           77,125       1,235          (540)        695
Limited Duration      134,270         266          (424)       (158)
Special Purpose
  Fixed Income        629,098       8,239        (3,590)      4,649
Municipal              51,191       2,344           (93)      2,251
PA Municipal           26,912       1,136           (56)      1,080
Global Fixed
  Income               71,247       1,161          (441)        720
International
  Fixed Income        133,981       2,039        (1,622)        417
Intermediate
  Duration             13,944          79           (69)         10
Balanced              319,716      31,976        (4,044)     27,932
Multi-Asset-Class     151,571      10,545        (2,038)      8,507

3. FORWARD FOREIGN CURRENCY CONTRACTS: Under the terms of the forward foreign currency contracts open at September 30, 1996, each Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                   (000)
      ---------------------------------------------------------------
                                                            Net
      Currency          In                               Unrealized
Port-   to           Exchange   Settlement              Appreciation
folio Deliver          For         Date       Value    (Depreciation)
----- ------          ------      ------    --------     ---------
INTERNATIONAL EQUITY
Purchases
US$     6,747  JPY     714,770    12/6/96   US$ 6,471      US$ (276)
        1,928  JPY     204,280    12/6/96       1,850           (78)
       10,000  JPY   1,069,300    3/12/97       9,814          (186)
        8,258  JPY     889,304    3/31/97       8,183           (75)
                                                        -----------
                                                               (615)
                                                        -----------
Sales
GBP     1,993  US$       3,119    10/2/96   US$ 3,118      US$    1
FRF     7,323            1,419    10/2/96       1,419            --
JPY   324,316            2,906    10/2/96       2,907            (1)
JPY   204,280            2,000    12/6/96       1,849           151
JPY   714,770            7,000    12/6/96       6,471           529
                                                        -----------
                                                           US$  680
                                                        -----------
                                                  NET      US$   65
                                                        -----------

                                   (000)
      ---------------------------------------------------------------
                                                            Net
      Currency          In                               Unrealized
Port-   to           Exchange   Settlement              Appreciation
folio Deliver          For         Date       Value    (Depreciation)
----- ------          ------      ------    --------     ---------
FIXED INCOME
Purchases
US$    17,379  GBP      11,117    10/3/96   US$17,397      US$   18
       41,525  DEM      62,020   10/21/96      40,696          (829)
        2,407  DEM       3,625   10/21/96       2,379           (28)
        8,524  DKK      48,710   10/21/96       8,322          (202)
       16,268  SEK     107,335    11/5/96      16,215           (53)
       16,954  SEK     112,590    11/8/96      17,009            55
                                                        -----------
                                                         US$ (1,039)
                                                        -----------
Sales
SEK   115,260  US$      17,345    10/3/96   US$17,400      US$  (55)
DKK    72,675           12,444   10/11/96      12,409            35
DEM    57,210           38,725   10/21/96      37,540         1,185
DEM    59,890           40,046   10/21/96      39,299           747
DKK    79,510           13,932   10/21/96      13,584           348
SEK   107,335           16,340    11/5/96      16,215           125
SEK   112,590           17,064    11/8/96      17,009            55
                                                        -----------
                                                          US$ 2,440
                                                        -----------
                                                  NET     US$ 1,401
                                                        -----------
FIXED INCOME II
Purchases
US$       381  DKK       2,230   10/11/96    US$  380      US$   (1)
        3,934  DEM       5,830   10/21/96       3,825          (109)
        2,043  DEM       3,110   10/21/96       2,041            (2)
        1,098  DKK       6,275   10/21/96       1,072           (26)
        2,152  SEK      14,200    11/5/96       2,145            (7)
        2,215  SEK      14,710    11/8/96       2,222             7
                                                        -----------
                                                           US$ (138)
                                                        -----------
Sales
DKK     2,550  US$         437   10/11/96    US$  436      US$    1
DEM    11,610            7,858   10/21/96       7,618           240
DEM     3,385            2,228   10/21/96       2,221             7
DKK    17,275            3,027   10/21/96       2,952            75
SEK    14,200            2,162    11/5/96       2,145            17
SEK    14,665            2,223    11/8/96       2,216             7
SEK        45                7    11/8/96           7            --
                                                        -----------
                                                           US$  347
                                                        -----------
                                                  NET      US$  209
                                                        -----------
SPECIAL PURPOSE FIXED INCOME
Purchases
US$    11,317  DEM      16,910   10/21/96   US$11,096      US$ (221)
        2,212  DKK      12,640   10/21/96       2,160           (52)
        3,897  SEK      25,715    11/5/96       3,884           (13)
        4,637  SEK      30,765    11/8/96       4,648            11
                                                        -----------
                                                           US$ (275)
                                                        -----------
Sales
DEM    30,135  US$      20,271   10/21/96   US$19,774      US$  497
DKK    38,335            6,717   10/21/96       6,549           168
SEK    25,715            3,915    11/5/96       3,885            30
SEK    30,765            4,662    11/8/96       4,648            14
                                                        -----------
                                                           US$  709
                                                        -----------
                                                  NET      US$  434
                                                        -----------

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                   (000)
      ---------------------------------------------------------------
                                                            Net
      Currency          In                               Unrealized
Port-   to           Exchange   Settlement              Appreciation
folio Deliver          For         Date       Value    (Depreciation)
----- ------          ------      ------    --------     ---------
GLOBAL FIXED INCOME
Purchases
US$     3,122  ESP     395,000   10/22/96   US$ 3,076       US$  (46)
        2,733  DEM       4,005   10/22/96       2,628           (105)
        2,045  DEM       3,035   10/22/96       1,992            (53)
          384  DEM         580   10/23/96         381             (3)
        2,215  NLG       3,745   10/30/96       2,193            (22)
          786  JPY      86,000   10/31/96         774            (12)
        5,150  JPY     548,000    11/5/96       4,936           (214)
          210  ITL     320,000    11/7/96         210             --
        1,469  DEM       2,220    11/8/96       1,458            (11)
        4,730  JPY     504,250   11/21/96       4,552           (178)
          147  JPY      16,000   11/21/96         145             (2)
          867  DKK       5,025   11/29/96         860             (7)
          873  SEK       5,740    12/6/96         868             (5)
                                                          ----------
                                                            US$ (658)
                                                          ----------
Sales
DEM       181  US$         119    10/1/96    US$  119       US$   --
DEM     4,240            2,808   10/22/96       2,783             25
ESP   190,000            1,504   10/22/96       1,479             25
ESP   155,000            1,223   10/22/96       1,207             16
ITL   505,000              329   10/22/96         331             (2)
ITL    50,000               33   10/22/96          33             --
DEM     1,460              986   10/23/96         958             28
DEM     2,335            1,559   10/30/96       1,533             26
NLG     3,745            2,265   10/30/96       2,193             72
JPY    86,000              806   10/31/96         774             32
DEM       445              303    11/5/96         292             11
JPY   135,000            1,256    11/5/96       1,216             40
ITL   320,000              210    11/7/96         210             --
DEM     2,220            1,504    11/8/96       1,458             46
SEK    12,740            1,918   11/13/96       1,925             (7)
GBP       400              624   11/29/96         626             (2)
DKK    14,900            2,622   11/29/96       2,551             71
CAD       320              235    12/4/96         236             (1)
SEK     8,675            1,308    12/6/96       1,312             (4)
FRF     2,635              520   12/10/96         512              8
FRF       495               97   12/10/96          96              1
DEM     2,750            1,834   12/13/96       1,811             23
ESP    45,250              355   12/20/96         352              3
CHF     3,255            2,659   12/27/96       2,622             37
                                                          ----------
                                                            US$  448
                                                          ----------
                                                  NET       US$ (210 )
                                                          ----------
                                   (000)
      ---------------------------------------------------------------
                                                            Net
      Currency          In                               Unrealized
Port-   to           Exchange   Settlement              Appreciation
folio Deliver          For         Date       Value    (Depreciation)
----- ------          ------      ------    --------     ---------
INTERNATIONAL FIXED INCOME
Purchases
US$       760  GBP         490   10/11/96    US$  767       US$    7
        2,949  JPY     321,000   10/11/96       2,882            (67)
        9,048  DEM      13,305   10/22/96       8,731           (317)
        7,904  ESP   1,000,000   10/22/96       7,787           (117)
       12,357  FRF      62,030   10/23/96      12,032           (325)
        1,026  DEM       1,560   10/30/96       1,024             (2)
        3,422  NLG       5,785   10/30/96       3,387            (35)
        1,117  JPY     120,000   10/31/96       1,080            (37)
        1,270  CAD       1,735    11/5/96       1,276              6
        2,272  DEM       3,455    11/5/96       2,269             (3)
       11,166  JPY   1,185,000    11/5/96      10,674           (492)
        5,257  ITL   8,030,000    11/7/96       5,262              5
          543  DEM         825    11/8/96         542             (1)
       12,164  DEM      17,950   11/12/96      11,795           (369)
        3,444  SEK      22,785   11/13/96       3,442             (2)
        8,752  JPY     933,000   11/21/96       8,423           (329)
        2,407  DKK      13,945   11/29/96       2,387            (20)
        1,869  SEK      12,290    12/6/96       1,858            (11)
        1,933  DEM       2,930   12/13/96       1,930             (3)
                                                          ----------
                                                          US$ (2,112)
                                                          ----------
Sales
GBP     1,060  US$       1,645   10/10/96   US$ 1,658       US$  (13)
JPY   135,000            1,254   10/11/96       1,212             42
DEM     3,910            2,589   10/22/96       2,566             23
ESP   790,000            6,244   10/22/96       6,151             93
ITL 7,085,000            4,624   10/22/96       4,647            (23)
DEM    11,715            7,915   10/23/96       7,688            227
DEM     1,560            1,033   10/30/96       1,024              9
NLG    10,695            6,470   10/30/96       6,263            207
JPY   120,000            1,125   10/31/96       1,080             45
DEM     3,455            2,357    11/5/96       2,269             88
JPY   310,000            2,883    11/5/96       2,792             91
ITL 3,205,000            2,094    11/7/96       2,100             (6)
DEM       825              559    11/8/96         542             17
DEM       980              665   11/12/96         644             21
SEK    27,915            4,203   11/13/96       4,218            (15)
DKK    29,005            5,104   11/29/96       4,965            139
GBP       760            1,186   11/29/96       1,189             (3)
DKK    21,130            3,623    12/2/96       3,618              5
SEK    28,255            4,260    12/6/96       4,272            (12)
DEM     7,320            4,880   12/13/96       4,821             59
ESP   254,650            1,996   12/20/96       1,979             17
CHF     7,505            6,130   12/27/96       6,045             85
                                                          ----------
                                                           US$ 1,096
                                                          ----------
                                                  NET     US$ (1,016)
                                                          ----------
INTERMEDIATE DURATION
Purchases
US$        14  DKK          80   10/11/96    US$   14       US$   --
          416  DEM         625   10/21/96         410             (6)
          118  DKK         675   10/21/96         115             (3)
          100  SEK         655    11/5/96          99             (1)
           70  SEK         465    11/5/96          70             --
            6  SEK          40    11/8/96           6             --
                                                          ----------
                                                            US$  (10)
                                                          ----------
Sales
DKK        80  US$          14   10/11/96    US$   14       US$   --
DEM       915              617   10/21/96         600             17
DEM         5                3   10/21/96           3             --
DKK       600              105   10/21/96         102              3
DKK        75               13   10/21/96          13             --
SEK     1,120              170    11/5/96         169              1
SEK        40                6    11/8/96           6             --
DKK       725              124    12/4/96         124             --
                                                          ----------
                                                            US$   21
                                                          ----------
                                                  NET       US$   11
                                                          ----------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                   (000)
      ---------------------------------------------------------------
                                                            Net
      Currency          In                               Unrealized
Port-   to           Exchange   Settlement              Appreciation
folio Deliver          For         Date       Value    (Depreciation)
----- ------          ------      ------    --------     ---------
BALANCED
Purchases
US$     4,022  DEM       6,000   10/21/96   US$ 3,937       US$  (85)
        1,062  DKK       6,075   10/21/96       1,038            (24)
        1,355  SEK       8,945    11/5/96       1,351             (4)
        1,351  SEK       8,970    11/8/96       1,355              4
                                                          ----------
                                                            US$ (109)
                                                          ----------
Sales
DEM     6,300  US$       4,264   10/21/96   US$ 4,134       US$  130
DEM     3,690            2,462   10/21/96       2,420             42
DKK    14,060            2,463   10/21/96       2,402             61
SEK     8,945            1,361    11/5/96       1,351             10
SEK     8,970            1,359    11/8/96       1,355              4
                                                          ----------
                                                            US$  247
                                                          ----------
                                                  NET       US$  138
                                                          ----------
MULTI-ASSET-CLASS
Purchases
US$        96  ITL     146,310    10/4/96          96       US$   --
          561  DEM         825   10/22/96         542            (19)
          553  ESP      70,000   10/22/96         545             (8)
           95  ITL     145,000   10/22/96          95             --
          763  FRF       3,830   10/23/96         743            (20)
          316  NLG         535   10/30/96         313             (3)
        1,593  JPY     170,000    11/5/96       1,531            (62)
          252  ITL     385,000    11/7/96         252             --
          440  DEM         650   11/12/96         427            (13)
          177  DKK       1,025   11/29/96         175             (2)
          278  SEK       1,835    12/6/96         277             (1)
        2,324  JPY     244,464    1/29/97       2,230            (94)
                                                          ----------
                                                            US$ (222)
                                                          ----------
Sales
FRF       587  US$         114    10/2/96         114       US$   --
GBP       354              554    10/2/96         554             --
JPY    36,942              331    10/2/96         331             --
DEM       662              434    10/7/96         434             --
ESP    45,000              356   10/22/96         351              5
DEM       200              132   10/22/96         131              1
ITL   500,000              326   10/22/96         328             (2)
DEM     1,935            1,308   10/23/96       1,270             38
DEM       220              146   10/30/96         145              1
NLG     1,060              642   10/30/96         621             21
DEM       245              167    11/5/96         161              6
JPY    20,000              186    11/5/96         180              6
SEK     1,905              287   11/13/96         288             (1)
DKK     3,455              608   11/29/96         591             17
GBP       110              172   11/29/96         172             --
CAD       410              300    12/4/96         302             (2)
SEK     1,835              277    12/6/96         278             (1)
DEM       425              283   12/13/96         280              3
ESP    28,670              225   12/20/96         223              2
CHF       510              417   12/13/96         411              6
JPY   244,464            2,317    1/29/97       2,230             87
                                                          ----------
                                                            US$  187
                                                          ----------
                                                  NET       US$  (35)
                                                          ----------
             CAD   --    Canadian Dollar
             CHF   --    Swiss Franc
             DEM   --    German Mark
             DKK   --    Danish Krone
             ESP   --    Spanish Peseta
             FRF   --    French Franc
             GBP   --    British Pound
             ITL   --    Italian Lira
             JPY   --    Japanese Yen
             NLG   --    Netherlands Guilder
             SEK   --    Swedish Krona
             US$   --    U.S. Dollar

4. FUTURES CONTRACTS: At September 30, 1996, the following Portfolios had futures contracts open:

                                                         Unrealized
                              Aggregate                 Appreciation
                  Number of   Face Value   Expiration  (Depreciation)
    Portfolio     Contracts     (000)         Date         (000)
----------------- ---------  ------------  ----------  --------------
Purchases:
 INTERNATIONAL
   EQUITY
  DAX Index            26     DEM   6,946    Dec-96        US$    143

  FTSE 100 Index       41     GBP   4,087    Dec-96                64

  Nikkei Index        227    JPY 2,446,493   Dec-96               914

  Toronto 35
   Index               70     CAD   9,685    Dec-96               236

 FIXED INCOME
  U.S. Treasury
   Long Bond          431     US$  47,060    Dec-96               509

 DOMESTIC FIXED
   INCOME
  U.S. Treasury
   5 yr. Note          22     US$   2,323    Dec-96                18

  U.S. Treasury
   Long Bond           14     US$   1,529    Dec-96                17

 FIXED INCOME II
  U.S. Treasury
   Long Bond           52     US$   5,678    Dec-96                61

 MORTGAGE-BACKED
   SECURITIES
  U.S. Treasury
   10 yr. Note         37     US$   3,969    Dec-96                45

 SPECIAL PURPOSE
   FIXED INCOME
  U.S. Treasury
   5 yr. Note         115     US$  12,143    Dec-96               (47)

  U.S. Treasury
   Long Bond          110     US$  12,011    Dec-96               130

 MUNICIPAL
  U.S. Treasury
   5 yr. Note          99     US$  10,454    Dec-96                (7)

  U.S. Treasury
   10 yr. Note         10     US$   1,073    Dec-96                (2)

 PA MUNICIPAL
  U.S. Treasury
   5 yr. Note          79     US$   8,342    Dec-96               (16)

 GLOBAL FIXED
   INCOME
  Japanese 10 yr.
   Government
   Bond                 4    JPY  488,800    Dec-96                45

  U.S. Treasury
   10 yr. Note          6     US$     644    Dec-96                 5

 INTERNATIONAL
   FIXED INCOME
  French 10 yr.
   Government
   Bond                26     FRF  16,227    Dec-96                49

  German 10 yr.
   Government
   Bond                65     DEM  16,032                         131
                                             Dec-96
  Japanese 10 yr.
   Government
   Bond                 9    JPY 1,099,800   Dec-96               130

 INTERMEDIATE
   DURATION
  U.S. Treasury
   2 yr. Note           1     US$     206    Dec-96                --

  U.S. Treasury
   5 yr. Note          11     US$   1,162                          (2)
                                             Dec-96
  U.S. Treasury
   10 yr. Note          5     US$     536    Dec-96                (2)

 BALANCED
  U.S. Treasury
  5 yr. Note           53     US$   5,596    Dec-96               (22)

  U.S. Treasury
   Long Bond           39     US$   4,258    Dec-96                46


--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                         Unrealized
                              Aggregate                 Appreciation
                  Number of   Face Value   Expiration  (Depreciation)
    Portfolio     Contracts     (000)         Date         (000)
----------------- ---------  ------------  ----------  --------------
MULTI-ASSET-CLASS
  CAC 40 Index         15     FRF   6,402    Oct-96        US$     52

  DAX Index            10     DEM   2,672    Dec-96                55

  Japanese 10 yr.
   Government
   Bond                 1    JPY  122,200    Dec-96                15

  U.S. Treasury
   Long Bond            6     US$     655    Dec-96                 7

Sales:
 FIXED INCOME
  90 day
   Eurodollar         223     US$  52,120    Dec-96
                                             Mar-01               333

  U.S. Treasury 5
   yr. Note            80     US$   8,448    Dec-96                32

  U.S. Treasury
   10 yr. Note        150     US$  16,092    Dec-96              (141)

 DOMESTIC FIXED
   INCOME
  U.S. Treasury
   10 yr. Note         12     US$   1,287    Dec-96               (10)

 FIXED INCOME II
  U.S. Treasury 5
   yr. Note            26     US$   2,745    Dec-96                10

  U.S. Treasury
   10 yr. Note         78     US$   8,368    Dec-96               (57)

 MORTGAGE-BACKED
   SECURITIES
  U.S. Treasury 2
   yr. Note            98     US$  20,182    Dec-96               (38)

  U.S. Treasury 5
   yr. Note            15     US$   1,584    Dec-96                 6

  U.S. Treasury
   Long Bond           10     US$   1,092    Dec-96                 8

 SPECIAL PURPOSE
   FIXED INCOME
  U.S. Treasury
   10 yr. Note         40     US$   4,291    Dec-96               (38)

 MUNICIPAL
  U.S. Treasury
   Long Bond           15     US$   1,638    Dec-96                12

 PA MUNICIPAL
  U.S. Treasury
   Long Bond            8     US$     874    Dec-96                --

 INTERMEDIATE
   DURATION
  U.S. Treasury
   Long Bond            3     US$     328    Dec-96                 3

 BALANCED
  U.S. Treasury
   10 yr. Note         35     US$   3,755    Dec-96               (26)

MULTI-ASSET-CLASS
  U.S. Treasury
   5 yr. Note          16     US$   1,690    Dec-96                 2

  U.S. Treasury
   10 yr. Note          8     US$     858    Dec-96                (6)

             CAD  --    Canadian Dollar
             DEM  --    German Mark
             FRF  --    French Franc
             GBP  --    British Pound
             JPY  --    Japanese Yen
             US$  --    U.S. Dollar

5. SWAP AGREEMENTS: At September 30, 1996, the following Portfolios had open Swap Agreements:

                                                   Unrealized
  Notional                                        Appreciation
   Amount                                        (Depreciation)
   (000)                  Description                (000)
       --------------------------------------------------------
MUNICIPAL
     $10,300    Agreement with Bankers Trust
                Company terminating January 9,
                2006 to pay fixed rate at 6.05%
                semiannually and to receive 3
                month LIBOR quarterly.                 $658
                                                   --------
PA MUNICIPAL
      $4,650    Agreement with Bankers Trust
                Company terminating January 9,
                2006 to pay fixed rate at 6.05%
                semiannually and to receive 3
                month LIBOR quarterly.                 $297
                                                  ---------

LIBOR -- London Interbank Offer Rate

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. INTEREST RATE FLOOR AGREEMENTS: At September 30, 1996, the following portfolios had open Written Amortizing Interest Rate Floor Agreements. Each Amortizing Interest Rate Floor described in the table below requires that in exchange for a premium received from the counterparty, each Portfolio will make monthly payments until maturity to the counterparty equal to the notional amount multiplied by the difference between the strike rate and the index rate as long as the index rate is below the strike rate.

                                                                                                      Notional   Amortized
                                 Strike                                                                Amount     Premium    Value
         Counterparty             Rate        Index       Maturity              Portfolio              (000)       (000)     (000)
-----------------------------------------------------------------------------------------------------------------------------------
Bankers Trust Company             9.25%   1 Month COFI     11/1/99   Fixed Income                     $ 30,441    $ 2,385    $2,457
                                                                     Mortgage-Backed Securities          1,841        144       149
                                                                     Special Purpose Fixed Income        9,802        768       791
                                                                     Balanced                            3,592        281       290
Bankers Trust Company             8.25%   1 Month COFI    11/25/99   Fixed Income                       51,822      2,968     3,126
                                                                     Mortgage-Backed Securities          3,136        180       189
                                                                     Special Purpose Fixed Income       16,583        950     1,000
                                                                     Balanced                            6,219        356       375
Morgan Guaranty Trust             8.00%   1 Month LIBOR    6/15/05   Domestic Fixed Income               1,465        113        68
                                                                     Fixed Income II                     7,450        577       346
                                                                     Mortgage-Backed Securities          4,826        344       357
Bankers Trust Company             8.10%   1 Month LIBOR    6/25/05   Fixed Income                       79,759      6,173     6,099
                                                                     Mortgage-Backed Securities          4,335        334       332
                                                                     Special Purpose Fixed Income       28,011      2,159     2,142
                                                                     Balanced                            8,771        676       671
Morgan Guaranty Trust             8.00%   1 Month LIBOR    5/15/08   Fixed Income                       61,800      4,411     4,577
                                                                     Special Purpose Fixed Income       20,375      1,454     1,509
                                                                     Balanced                            6,315        451       468
Bankers Trust Company             8.10%   1 Month LIBOR    1/25/09   Fixed Income                       96,156      7,163     7,713
                                                                     Special Purpose Fixed Income       34,197      2,547     2,743
                                                                     Balanced                           11,319        843       908
Bankers Trust Company             9.45%   1 Month LIBOR    9/15/09   Fixed Income                       17,878      2,244     2,280
                                                                     Mortgage-Backed Securities          1,233        155       157
                                                                     Special Purpose Fixed Income        5,854        735       747
                                                                     Balanced                            2,223        279       284
Barclay's Bank plc                9.60%   1 Month LIBOR   11/15/09   Fixed Income                       37,927      5,044     4,919
                                                                     Mortgage-Backed Securities          3,922        522       509
                                                                     Special Purpose Fixed Income       12,306      1,637     1,596
                                                                     Balanced                            4,606        613       597
COFI -- Cost of Funds Index
LIBOR -- London Interbank Offer Rate

-----------------------------------------------------------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

H. CAPITAL LOSS CARRY FORWARD. At September 30, 1996, the following Portfolios had available for Federal income tax purposes unused capital losses, all of which will expire on the indicated dates:

                             Expiration Date
                              September 30,
                                  (000)
                          ---------------------
       Portfolio          2002    2003    2004
------------------------  ----   ------   -----
High Yield                $ --   $  141   $ 851
Mortgage-Backed
  Securities                --    3,206      --
Limited Duration            --    4,395     172
Municipal                  120      153     134
PA Municipal                --      216      --

I. POST OCTOBER LOSSES. Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 1996, the following Portfolios may elect to defer capital losses occurring between November 1, 1995 and September 30, 1996 up to the following amounts:

              Portfolio                  (000)
-------------------------------------   -------
Domestic Fixed Income                   $  954
Mortgage-Backed Securities                 754
Limited Duration                            59
Intermediate Duration                       70

The High Yield Portfolio may elect to defer net foreign currency losses occurring between November 1, 1995 and September 30, 1996 up to the amount of $423,000.

J. IN-KIND TRANSACTIONS. For the year ended September 30, 1996, the following Portfolios realized gains (losses) from in-kind redemptions of approximately:

              Portfolio                  (000)
-------------------------------------   -------
Equity                                  $17,850
International Equity                     42,193
High Yield                                  (72)
Multi-Asset-Class                            27

K. SECURITIES LENDING. Certain Portfolios loan securities to certain brokers and receive security lending fees. Security lending fees are included as expense offsets in the Statement of Operations. Fees greater than custodian expenses are included in interest income. During the year ended September 30, 1996, the following Portfolios had security lending fees totaling:

                                          Fees
               Portfolio                  (000)
---------------------------------------   -----
Value                                     $ 77
Equity                                      81
International Equity                       249
Mid Cap Growth                             169
Fixed Income                                28
Domestic Fixed Income                        2
Fixed Income II                              3
Special Purpose Fixed Income                 2
Balanced                                    10

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. The value of loaned securities and related collateral outstanding at September 30, 1996, was as follows:

                             Value of     Value
                              Loaned        of
                             Securities  Collateral
        Portfolio             (000)       (000)
--------------------------   --------    --------
Value                        $ 65,199    $ 67,468
Equity                         21,908      22,751
International Equity           52,194      55,497
Mid Cap Growth                 34,480      36,237
Fixed Income                  112,121     114,216
Special Purpose Fixed
  Income                       21,845      22,313
Balanced                        1,400       1,436

Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits and security lending fees totaling $319,000 and $483,000, respectively, for the year ended September 30, 1996.

L. OTHER. At September 30, 1996, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At September 30, 1996, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities.

A portion of the securities of the Municipal and PA Municipal Portfolios are insured by certain companies specializing in the insurance of municipal debt obligations. At September 30, 1996, approximately 55.2% and 56.1% of the net assets of the Municipal and PA Municipal Portfolios, respectively, are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolios' net assets:

                             MUNICIPAL    PA MUNICIPAL
                             ---------    ------------
FGIC                          10.7%         13.3%
MBIA                          16.4          25.8
AMBAC                         17.7          14.6

At September 30, 1996, certain employees of Miller Anderson & Sherrerd, LLP were record owners of approximately 47.4% of the PA Municipal Portfolio. In addition, the Fund had Portfolios with otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                   Percentage
                                  of Ownership
                     --------------------------------------
                     Institutional    Investment    Adviser
    Portfolios           Class          Class        Class
------------------   -------------    ----------    -------
Value                       --%             --%       100.0%
Equity                      --           100.0           --
Small Cap Value           11.0              --           --
International
  Equity                    --            84.5           --
Mid Cap Growth            19.7              --           --
Mid Cap Value             44.2           100.0           --
Emerging Markets          82.9              --           --
Domestic Fixed
  Income                  33.2              --           --
High Yield                  --            58.8           --
Cash Reserves             50.7              --           --
Fixed Income II           12.1              --           --
Mortgage-Backed
  Securities              92.8              --           --
Limited Duration          12.9              --           --
Special Purpose
  Fixed Income              --           100.0           --
Municipal                 36.2              --           --
PA Municipal              15.3              --           --
Global Fixed
  Income                  42.3              --           --
International
  Fixed Income            73.8              --           --
Intermediate
  Duration                97.9              --           --
Balanced                  27.5              --           --
Multi-Asset-Class         32.4           100.0           --

--------------------------------------------------------------------------------

                                               REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
MAS Funds

  In our opinion, the accompanying statements of net assets (excluding Standard & Poor's ratings) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty two (22) Portfolios of the MAS Funds listed in the accompanying table of contents, (hereafter referred to as the "Fund") at September 30, 1996 and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodians and brokers and the application of alternative auditing procedures where broker confirmations were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
November 21, 1996

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING: (UNAUDITED)

At a special shareholder meeting held on April 15, 1996, the shareholders of the Municipal and PA Municipal Portfolios, respectively, voted on the following proposals:

                                                                                       VOTED             VOTED           ABSTAIN
                                                                                        FOR             AGAINST           VOTES
                                                                                   --------------    --------------    -----------
1.    To amend the investment objective and certain investment
      limitations of the Municipal Portfolio.                                        2,190,501             0                0
                                                                                    ==========        ===========       =========
2.    To amend the investment objective and certain investment
      limitations of the PA Municipal Portfolio.                                     1,277,778             0             32,983
                                                                                    ==========        ===========       =========

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

Each Portfolio hereby designates the following amount as a long-term capital gain dividend for the purpose of the dividends paid deduction on its federal income tax return.

                                                                                               AMOUNT
                                 PORTFOLIO                                                      (000)
                    ------------------------------------                                       -------

                    Value                                                                      $70,709
                    Equity                                                                      90,418
                    Small Cap Value                                                              8,374
                    International Equity                                                         3,421
                    Mid Cap Growth                                                              24,932
                    Fixed Income II                                                                 86
                    Global Fixed                                                                     5
                    International Fixed                                                             69
                    Special Purpose Fixed Income                                                 1,554
                    Intermediate Duration                                                          147
                    Balanced                                                                     3,924
                    Multi-Asset-Class                                                              656

For the year ended September 30, 1996, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for each Portfolio were:

                                 PORTFOLIO                                                      AMOUNT
                    ------------------------------------                                       -------
                    Value                                                                         34.8%
                    Equity                                                                        52.5
                    Small Cap Value                                                                9.1
                    Mid Cap Growth                                                                 2.9
                    Mid Cap Value                                                                  8.5
                    High Yield                                                                     4.8
                    Municipal                                                                      7.4
                    PA Municipal                                                                   1.9
                    Balanced                                                                      23.4
                    Multi-Asset-Class                                                             15.4

Foreign taxes accrued during the fiscal year ended September 30, 1996 amounting to $1,891,000, $136,000*, $75,000 and $248,000 for the International Equity
Portfolio, Emerging Markets Portfolio, Global Fixed Income Portfolio and the International Fixed Income Portfolio, respectively, are expected to be passed through to shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 1996. In addition, for the year ended September 30, 1996, gross income derived from sources within foreign countries amounted to $15,749,000, $1,039,000*, $2,664,000 and $8,520,000 for the International Equity
Portfolio, Emerging Markets Portfolio, Global Fixed Income Portfolio and the International Fixed Income Portfolio, respectively.

For the fiscal year ended September 30, 1996, the percentage of exempt interest dividends paid by the Municipal Portfolio and the PA Municipal Portfolio was 93.3% and 89.6%, respectively.

* Amounts based on October 31 tax year end.

--------------------------------------------------------------------------------

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years.

THOMAS L. BENNETT, CFA*                                     JAMES D. SCHMID
Chairman of the Board of Trustees; Portfolio Manager        President; Head of Mutual Funds, Miller Anderson &
and member of the Executive Committee, Miller Anderson      Sherrerd, LLP; Director, MAS Fund Distribution, Inc.;
& Sherrerd, LLP; Director, MAS Fund Distribution, Inc.      Chairman of the Board of Directors, The Minerva Fund,
and Morgan Stanley Universal Fund, Inc.                     Inc.

JOSEPH P. HEALY                                             LORRAINE TRUTEN, CFA
Trustee; Headmaster, Haverford School; formerly; Dean,      Vice President; Head of Mutual Fund Services, Miller
Hobart College; Associate Dean, William & Mary              Anderson & Sherrerd, LLP; President, MAS Fund
College.                                                    Distribution, Inc.

JOSEPH J. KEARNS                                            DOUGLAS W. KUGLER, CFA
Trustee; Vice President and Treasurer, The J. Paul          Treasurer; Head of Mutual Fund Administration, Miller
Getty Trust; Director, Electro Rent Corporation;            Anderson & Sherrerd, LLP.
Trustee, Southern California Edison Nuclear
Decommissioning Trust; Director, The Ford Family
Foundation.

VINCENT R. MCLEAN                                           JOHN H. GRADY, JR.
Trustee; Director, Alexander and Alexander Services,        Secretary; Partner, Morgan, Lewis & Bockius, LLP.
Inc., Director, Legal and General America, Inc.,
Director, William Penn Life Insurance Company of New
York; formerly Executive Vice President, Chief
Financial Officer, Director and Member of the
Executive Committee of Sperry Corporation (now part of
Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management;
Director, Ministers and Missionaries Benefit Board of
American Baptist Churches, The Indonesia Fund, The
Landmark Funds; formerly Senior Vice President and
Investment Manager for CREF, TIAA-CREF Investment
Management, Inc.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

--------------------------------------------------------------------------------

[MAS FUNDS LOGO]






                                   MILLER
                                   ANDERSON
                                   & SHERRERD, LLP

                                   ONE TOWER BRIDGE
                                   WEST CONSHOHOCKEN, PA 19428-2899
                                   INVESTMENT ADVISER:   (610) 940-5000
                                   MAS FUNDS:            (800) 354-8185

                                   PRINTED IN U.S.A.

                                   THIS REPORT HAS BEEN PREPARED FOR
                                   SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.